Quarterly Holdings Report
for
Fidelity® Total Bond Fund
November 30, 2024
TBD-NPRT1-0125
1.824865.120
Asset-Backed Securities - 7.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.3%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/19/2037 (b)(c)(d)	41,979,000	42,254,551
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 6.4761% 10/20/2037 (b)(c)(d)	30,827,000	30,960,666
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9924% 7/18/2037 (b)(c)(d)	41,704,000	41,889,499
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.8674% 7/20/2037 (b)(c)(d)	390,000	393,874
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (b)(c)(d)	175,000	176,101
Invesco US CLO Ltd Series 2023-2A Class F, CME Term SOFR 3 month Index + 7.58%, 12.1974% 4/21/2036 (b)(c)(d)	327,000	328,304
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 6.8292% 7/20/2037 (b)(c)(d)	19,593,000	19,703,583
Midocean Credit Clo Xii Ltd Series 2024-12A Class ER, CME Term SOFR 3 month Index + 6.65%, 11.2824% 4/18/2036 (b)(c)(d)	326,000	328,474
Midocean Credit Clo Xv Ltd Series 2024-15A Class E, CME Term SOFR 3 month Index + 6.25%, 10.8674% 7/21/2037 (b)(c)(d)	250,000	251,379
TOTAL BAILIWICK OF JERSEY		136,286,431
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	6,253,088	6,339,517
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	10,269,347	10,369,376
TOTAL CANADA		16,708,893
GRAND CAYMAN (UK OVERSEAS TER) - 4.4%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.9674% 7/20/2034 (b)(c)(d)	125,000	125,164
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 6.0416% 7/22/2037 (b)(c)(d)	13,287,000	13,331,990
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.9875% 7/17/2037 (b)(c)(d)	23,628,000	23,684,660
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.869% 4/20/2034 (b)(c)(d)	39,309,000	39,349,921
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 6.1473% 4/16/2037 (b)(c)(d)	26,700,000	26,866,208
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 7/20/2034 (b)(c)(d)	18,308,000	18,338,410
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 6.7236% 7/21/2037 (b)(c)(d)	35,274,000	35,404,479
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.0602% 1/20/2035 (b)(c)(d)	285,000	285,000
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2032 (b)(c)(d)	28,190,000	28,229,381
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.9175% 4/25/2034 (b)(c)(d)	13,014,000	13,032,883
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (b)(c)(d)	150,000	151,213
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 6.0259% 10/15/2037 (b)(c)(d)	16,637,000	16,713,697
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.9859% 1/15/2035 (b)(c)(d)	30,273,000	30,317,865
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.9875% 4/15/2034 (b)(c)(d)	27,448,000	27,495,018
Babson CLO Ltd/Cayman Islands Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.0675% 10/15/2036 (b)(c)(d)	15,712,000	15,735,929
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.3674% 1/20/2037 (b)(c)(d)	30,407,000	30,609,602
Barings Clo Ltd Series 2024-4A Class AR, 6.4518% 10/20/2037 (b)(d)	28,887,000	29,006,766
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.9075% 4/25/2034 (b)(c)(d)	28,623,000	28,656,403
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 11.5729% 7/15/2039 (b)(c)(d)	250,000	252,003
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.9475% 1/17/2035 (b)(c)(d)	31,025,000	31,097,195
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.1559% 7/15/2037 (b)(c)(d)	462,000	464,663
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.3674% 10/20/2037 (b)(c)(d)	153,000	155,182
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.9075% 4/15/2029 (b)(c)(d)	2,380,302	2,382,411
Capital Trust RE CDO Ltd Series 2005-1A Class E, CME Term SOFR 1 month Index + 2.2145%, 7.1753% 3/20/2050 (b)(c)(d)(e)	330,000	0
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 6.0359% 7/25/2037 (b)(c)(d)	30,219,000	30,341,478
Carlyle US CLO Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 6.85%, 11.4759% 4/25/2037 (b)(c)(d)	250,000	257,066
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	181,000	180,990
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.9214% 10/20/2037 (b)(c)(d)	150,000	153,802
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 10/25/2034 (b)(c)(d)	14,593,000	14,614,568
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.4674% 7/20/2036 (b)(c)(d)	17,958,000	18,027,318
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.9069% 10/20/2037 (b)(c)(d)	18,972,000	18,972,000
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.929% 4/20/2034 (b)(c)(d)	23,812,000	23,836,764
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 6.049% 10/20/2034 (b)(c)(d)	23,751,000	23,778,409
Columbia Cent Clo 31 Ltd Series 2021-31A Class A1, CME Term SOFR 3 month Index + 1.4616%, 6.079% 4/20/2034 (b)(c)(d)	31,300,000	31,349,485
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (b)(c)(d)(e)(f)	407,341	0
Dryden 58 Clo Ltd / Dryden 58 Clo LLC Series 2018-58A Class A1, CME Term SOFR 3 month Index + 1.2616%, 5.9091% 7/17/2031 (b)(c)(d)	5,635,819	5,643,202
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 6.0091% 7/17/2034 (b)(c)(d)	23,939,000	23,982,449
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.9174% 4/20/2035 (b)(c)(d)	16,182,000	16,221,646
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 6.1624% 4/18/2037 (b)(c)(d)	24,322,000	24,477,369
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 7/15/2037 (b)(c)(d)	24,007,000	24,104,973
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.9126% 2/20/2035 (b)(c)(d)	12,306,000	12,326,046
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 6.1775% 4/17/2037 (b)(c)(d)	30,702,000	30,854,590
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 6.1675% 1/15/2034 (b)(c)(d)	6,600,000	6,611,530
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 6.0459% 10/15/2037 (b)(c)(d)	27,944,000	28,062,063
Eaton Vance CLO Ltd Series 2024-1A Class D2, CME Term SOFR 3 month Index + 4.5%, 9.1559% 10/15/2037 (b)(c)(d)	200,000	201,418
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 10/15/2037 (b)(c)(d)	36,609,000	36,791,459
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.901% 5/20/2036 (b)(c)(d)	41,926,000	42,057,941
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9774% 10/19/2037 (b)(c)(d)	27,878,000	28,017,083
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.827% 11/16/2034 (b)(c)(d)	15,169,000	15,209,547
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	5,838,307	5,546,392
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0232% 10/22/2034 (b)(c)(d)	16,712,000	16,743,452
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 6.2059% 4/15/2037 (b)(c)(d)	21,493,000	21,585,699
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.9773% 4/15/2035 (b)(c)(d)	37,587,000	37,639,847
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 6.2316% 1/22/2037 (b)(c)(d)	12,766,000	12,855,158
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 4/19/2034 (b)(c)(d)	33,250,000	33,299,676
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.9932% 1/22/2035 (b)(c)(d)	26,843,000	26,861,763
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 6.1359% 4/25/2037 (b)(c)(d)	27,525,000	27,724,556
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2021-45A Class AR, CME Term SOFR 3 month Index + 1.3816%, 6.0375% 7/15/2034 (b)(c)(d)	16,653,000	16,695,299
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 6.019% 10/20/2034 (b)(c)(d)	5,653,000	5,662,169
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.4316% 4/22/2036 (b)(c)(d)	11,974,000	12,028,254
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.1433% 10/25/2037 (b)(c)(d)	28,658,000	28,808,082
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 0% 1/25/2038 (b)(c)(d)(g)	14,906,000	14,906,000
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.899% 4/20/2034 (b)(c)(d)	23,008,000	23,063,564
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 1/25/2035 (b)(c)(d)	19,791,000	19,791,594
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.5917% 7/15/2037 (b)(c)(d)	29,129,000	29,246,506
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 11.2417% 7/15/2037 (b)(c)(d)	150,000	153,313
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.8049% 10/20/2037 (b)(c)(d)	180,000	180,005
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.949% 10/20/2030 (b)(c)(d)	12,900,314	12,928,231
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 6.0324% 7/18/2038 (b)(c)(d)	22,806,000	22,932,117
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 7.5%, 12.1174% 4/20/2038 (b)(c)(d)	613,000	634,394
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.9674% 7/20/2037 (b)(c)(d)	38,437,000	38,546,123
OCP CLO Ltd Series 2021-21A Class E, CME Term SOFR 3 month Index + 6.5416%, 11.159% 7/20/2034 (b)(c)(d)	325,000	326,515
OCP CLO Ltd Series 2024-11A Class ER2, CME Term SOFR 3 month Index + 6.82%, 11.4372% 4/26/2036 (b)(c)(d)	428,000	429,587
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 11.2908% 7/20/2037 (b)(c)(d)	200,000	202,686
Oha Cr Fdg 2 Ltd Series 2021-2A Class ER, CME Term SOFR 3 month Index + 6.6216%, 11.239% 4/21/2034 (b)(c)(d)	445,000	448,179
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 1.29% 1/22/2038 (b)(c)(d)	27,221,000	27,221,000
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.9218% 10/20/2037 (b)(c)(d)	22,652,000	22,655,715
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/20/2037 (b)(c)(d)	31,144,000	31,348,772
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 6.2674% 4/20/2037 (b)(c)(d)	1,651,000	1,656,617
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 0% 1/18/2038 (b)(c)(d)(g)	9,378,000	9,378,000
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (b)(c)(d)	285,000	288,702
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 10.9939% 7/20/2037 (b)(c)(d)	500,000	510,924
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)(g)	14,599,000	14,599,000
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 6.2% 1/15/2033 (b)(c)(d)(g)	285,000	285,000
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.9223% 8/8/2032 (b)(c)(d)	800,000	802,416
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.009% 10/20/2034 (b)(c)(d)	21,089,000	21,126,412
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	12,505,400	11,580,375
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.999% 4/20/2034 (b)(c)(d)	31,749,000	31,838,881
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (b)(c)(d)	150,000	151,987
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/15/2039 (b)(c)(d)	11,991,000	11,991,000
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.9959% 1/15/2037 (b)(c)(d)	31,230,000	31,271,567
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.9463% 4/23/2035 (b)(c)(d)	32,177,000	32,237,847
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	19,181,000	19,343,099
Symphony Clo Xxi Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.3216%, 5.9775% 7/15/2032 (b)(c)(d)	3,090,571	3,092,944
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.959% 4/20/2033 (b)(c)(d)	26,921,502	26,959,407
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 9.3159% (b)(c)(d)(e)(f)	942,641	0
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	10,826,289	10,410,559
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	16,283,575	15,469,396
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.4113% 4/6/2042 (b)(c)(d)	1,639,000	1,219,857
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.4174% 1/20/2037 (b)(c)(d)	23,148,000	23,353,138
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	18,502,000	18,598,913
Voya CLO Ltd/Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 month Index + 1.4216%, 6.039% 7/19/2034 (b)(c)(d)	7,846,000	7,860,774
Voya CLO Ltd/Voya CLO LLC Series 2021-3A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.029% 10/20/2034 (b)(c)(d)	31,775,000	31,866,162
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,684,116,864
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	12,969,000	13,023,470
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1324% 4/18/2037 (b)(c)(d)	18,984,000	19,108,326
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 7/20/2035 (b)(c)(d)	18,066,000	18,085,999
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.8235% 7/27/2037 (b)(c)(d)	25,309,000	25,428,282
TOTAL MULTI-NATIONAL		62,622,607
UNITED STATES - 2.8%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	17,283,853	17,576,171
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	15,825,991	16,093,653
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (d)	6,476,068	4,905,567
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (d)	732,460	710,468
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	12,023,777	11,543,268
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	3,803,418	2,282,742
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	13,110,612	12,179,554
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	30,858,642	28,205,879
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	5,500,000	5,536,532
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	4,510,428	4,525,564
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9816% 7/20/2037 (b)(c)(d)	26,319,958	26,447,373
Aimco Clo 19 Ltd Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	8,822,000	8,822,715
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	14,218,000	14,320,547
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(d)(e)(h)	729,895	7
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	3,922,332	3,765,474
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	654,984	556,648
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (d)	6,624,000	6,673,721
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0475% 1/15/2035 (b)(c)(d)	23,740,000	23,767,728
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	23,794,355	21,710,933
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 6.5% 12/16/2041 (d)(i)	10,532,028	10,510,543
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (d)	5,525,000	5,599,804
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	12,110,000	12,342,439
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	3,281,615	3,092,977
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	11,557,244	10,633,043
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	7,616,545	5,407,913
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	2,970,895	2,843,209
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.9374% 4/20/2035 (b)(c)(d)	28,708,000	28,720,919
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	4,520,004	4,455,304
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)	7,900,000	7,982,017
Cldcd Series 2024-2A Class A2, 5.923% 11/22/2049 (d)	511,000	517,081
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (b)(c)(d)	285,000	288,218
CyrusOne Data Centers Issuer I LLC Series 2024-2A Class A2, 4.5% 5/20/2049 (d)	2,107,000	2,025,788
CyrusOne Data Centers Issuer I LLC Series 2024-3A Class A2, 4.65% 5/20/2049 (d)	2,600,000	2,454,083
Daimler Trucks Retail Trust Series 2023-1 Class A2, 6.03% 9/15/2025	5,947,161	5,953,943
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	17,479,713	16,961,009
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	6,375,728	6,154,792
Digitalbridge Issuer LLC / Digitalbridge Co-Issuer LLC Series 2021-1A Class A2, 3.933% 9/25/2051 (d)	994,000	952,053
Discover Card Execution Note Trust Series 2022-A4 Class A, 5.03% 10/15/2027	4,500,000	4,517,723
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	3,474,634	3,488,358
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	5,174,000	5,253,633
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	6,600,000	6,609,132
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (d)	12,300,000	12,340,861
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 6.1659% 7/15/2037 (b)(c)(d)	24,041,000	24,182,986
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	16,390,028	16,679,358
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	9,600,000	9,682,781
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (d)	9,502,000	9,684,174
Firstkey Homes Trust Series 2020-SFR1 Class F2, 4.284% 8/17/2037 (d)	756,000	744,519
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 0% 1/15/2038 (b)(c)(d)(g)	26,077,000	26,077,000
Ford Credit Auto Owner Trust Series 2018-1 Class A, 3.19% 7/15/2031 (d)	5,100,000	5,089,594
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (d)	7,100,000	6,881,394
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	6,100,000	6,127,465
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	10,757,000	10,863,084
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	5,328,000	5,354,039
Gmf Floorplan Owner Revolving Tr Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	18,730,000	18,798,619
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 10.3174% 7/20/2037 (b)(c)(d)	588,000	599,429
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	26,860,000	26,864,512
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (d)	884,712	813,864
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (d)	3,989,215	3,670,512
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (d)	577,831	512,008
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	6,100,000	6,162,236
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	6,057,732	5,815,423
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (d)	8,300,000	8,397,396
Marlette Funding Trust Series 2023-3A Class A, 6.49% 9/15/2033 (d)	53,363	53,387
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	11,900,000	11,843,506
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	8,966,755	9,090,247
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	14,000,000	14,121,295
Obra Clo 1 Ltd / Obra Clo 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (d)	150,000	150,000
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 6.75% 1/20/2038 (b)(c)(d)	150,000	150,000
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.9472% 1/25/2036 (b)(c)	71,202	70,666
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	4,940,382	4,986,185
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	16,988,790	15,749,706
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	22,529,325	21,630,655
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	16,337,100	15,079,192
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 6.3045% 7/25/2054 (b)(c)(d)	8,915,391	8,911,876
Progress Residential Trust Series 2021-SFR2 Class H, 4.998% 4/19/2038 (d)	735,000	708,956
Progress Residential Trust Series 2021-SFR6 Class F, 3.422% 7/17/2038 (d)	546,000	527,645
Progress Residential Trust Series 2021-SFR6 Class G, 4.003% 7/17/2038 (d)	273,000	261,450
Progress Residential Trust Series 2021-SFR8 Class F, 3.181% 10/17/2038 (d)	361,000	337,875
Progress Residential Trust Series 2021-SFR8 Class G, 4.005% 10/17/2038 (d)	2,380,000	2,209,661
Progress Residential Trust Series 2022-SFR2 Class E2, 4.8% 4/17/2027 (d)	1,225,000	1,166,018
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (d)	1,450,000	1,433,122
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (d)	1,423,000	1,424,201
Progress Residential Trust Series 2022-SFR5 Class E1, 6.618% 6/17/2039 (d)	922,000	929,088
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (d)	1,544,000	1,550,630
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	6,141,957	5,996,568
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2023-2A Class A2, 5.05% 9/15/2048 (d)	1,670,000	1,607,606
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class A2, 4.992% 9/15/2049 (d)	567,000	550,776
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (d)	1,286,000	1,265,473
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	13,646,121	12,827,491
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	1,557,155	1,246,674
SBA Tower Trust Series 2019, 2.836% 1/15/2050 (d)	22,598,000	22,531,973
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	9,101,000	8,784,524
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	6,959,000	6,366,060
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (d)	14,000,000	14,174,093
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (d)	2,547,711	2,554,173
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.593% 9/15/2039 (b)(d)	1,360,000	1,076,349
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 month Index + 4.5%, 9.1093% 5/17/2039 (b)(c)(d)	2,884,000	2,842,271
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	20,726,000	21,402,646
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	39,753,000	40,385,518
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	23,633,000	23,999,425
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	30,175,000	29,828,844
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	31,462,000	30,944,718
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	14,882,000	14,704,586
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (d)	2,160,000	2,235,162
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.5622% 9/25/2034 (b)(c)	12,034	12,351
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (d)	12,465,000	12,510,925
Tesla Auto Lease Trust Series 2023-B Class A2, 6.02% 9/22/2025 (d)	6,328,045	6,336,458
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (d)	14,800,000	14,900,578
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	4,234,288	4,241,907
TOWD Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/2058 (d)	527,598	517,468
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)	10,258,587	10,264,419
Tricon American Homes Series 2019-SFR1 Class F, 3.745% 3/17/2038 (d)	924,000	897,827
Tricon American Homes Series 2020-SFR1 Class F, 4.882% 7/17/2038 (d)	269,000	264,783
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (d)	315,000	301,193
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (d)	1,931,000	1,898,193
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (d)	2,399,000	2,365,941
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (d)	476,000	487,713
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	3,700,000	3,702,220
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (d)	1,980,000	2,032,924
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (d)	3,835,000	4,015,636
Volkswagen Auto Lease Trust Series 2024-A Class A3, 5.21% 6/21/2027	9,800,000	9,905,530
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (d)	6,706,000	6,643,163
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (d)	20,218,622	20,589,576
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (d)	12,600,000	12,732,259
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	15,500,000	15,537,036
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	10,658,058	11,188,389
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	12,950,000	12,954,621
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	6,547,000	6,589,487
TOTAL UNITED STATES		1,080,330,667
TOTAL ASSET-BACKED SECURITIES (Cost $3,000,862,417)		2,993,088,932

Bank Loan Obligations - 5.3%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.2723% 8/1/2029 (b)(c)(j)	2,132,341	2,005,296
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 12/13/2029 (b)(c)(j)	2,950,082	2,959,758
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 1/22/2031 (b)(c)(j)	1,265,687	1,267,713
		4,227,471
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 9/23/2030 (b)(c)(j)	4,457,279	4,448,365
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 11/30/2029 (b)(c)(j)	5,140,565	5,149,407
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8932% 8/1/2030 (b)(c)(j)	3,007,275	3,015,725
		12,613,497
TOTAL CONSUMER DISCRETIONARY		16,840,968

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.584% 6/27/2031 (b)(c)(j)	1,565,000	1,473,056
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Partners LP 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9854% 9/18/2031 (b)(c)(j)	3,685,000	3,708,805
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8211% 3/15/2030 (b)(c)(j)	1,955,150	1,960,859
Health Care - 0.0%
Health Care Technology - 0.0%
PointClickCare Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8211% 10/14/2031 (b)(c)(j)	1,665,000	1,675,406
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.7533% 3/21/2031 (b)(c)(j)	1,636,775	1,639,116
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 12.1813% 9/13/2029 (b)(c)(e)(j)	83,580	83,413
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9352% 1/31/2030 (b)(c)(j)	5,250,769	5,258,435
		5,341,848
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.5849% 5/27/2028 (b)(c)(j)	2,205,399	2,024,645
TOTAL CANADA		34,664,703
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.6153% 2/4/2028 (b)(c)(j)	2,249,762	2,262,878
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1559% 8/15/2028 (b)(c)(j)	19,264,067	15,741,440
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.5877% 4/30/2030 (b)(c)(j)	2,441,039	2,458,834
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1324% 10/18/2029 (b)(c)(j)	2,040,000	2,055,300
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2494% 2/26/2031 (b)(c)(j)	388,050	390,766
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5139% 1/26/2028 (b)(c)(j)	2,152,225	2,166,129

TOTAL HONG KONG		2,556,895
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 15.5% (b)(c)(f)(j)	3,386,224	397,881
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN, term loan CME Term SOFR 3 month Index + 8%, 12.5854% 4/9/2026 (b)(c)(e)(j)	17,215	17,215
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3547% 4/9/2026 (b)(c)(e)(j)(k)	58,513	58,513
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL , term loan CME Term SOFR 3 month Index + 8%, 12.5854% 4/9/2026 (b)(c)(e)(j)	58,762	58,762

TOTAL INDIA		532,371
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 11/25/2030 (b)(c)(j)	6,759,918	6,795,137
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.6559% 10/31/2027 (b)(c)(j)	1,687,439	1,458,589
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 7%, 12.855% 9/29/2028 (b)(c)(j)	3,397,561	3,158,883
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 10.4338% (b)(c)(f)(j)	1,442,974	18,036
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Aea International Holdings Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 9/7/2028 (b)(c)(j)	1,478,447	1,489,535
Professional Services - 0.0%
Surf Holdings Sarl 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.8143% 3/5/2027 (b)(c)(j)	1,195,000	1,198,549
Information Technology - 0.0%
Software - 0.0%
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 3/19/2031 (b)(c)(j)	945,250	948,795
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 9.7229% 2/9/2026 (b)(c)(j)	3,199,172	3,052,938
TOTAL LUXEMBOURG		11,325,325
NETHERLANDS - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0051% 1/3/2028 (b)(c)(j)	6,051,410	6,067,809
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0208% 2/25/2029 (b)(c)(j)	16,300,612	16,341,364
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6573% 4/3/2028 (b)(c)(j)	4,319,373	4,360,753
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6573% 4/3/2028 (b)(c)(j)	1,633,531	1,649,866
		6,010,619
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.8653% 8/27/2028 (b)(c)(j)	5,505,365	4,982,355
TOTAL NETHERLANDS		33,402,147
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.003% 1/31/2028 (b)(c)(j)	6,532,000	6,508,877
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.7238% 10/15/2029 (b)(c)(j)	1,415,000	1,417,773
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4738% 10/16/2028 (b)(c)(j)	960,000	865,920

TOTAL PUERTO RICO		8,792,570
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.72% 11/16/2028 (b)(c)(j)	4,133,026	4,143,648
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.97% 11/16/2028 (b)(c)(j)	1,467,073	1,475,787

TOTAL SWEDEN		5,619,435
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0139% 11/15/2030 (b)(c)(j)	4,407,850	4,249,167
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0726% 12/12/2026 (b)(c)(j)	249,352	245,612
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.0726% 9/13/2029 (b)(c)(j)	2,235,274	1,929,779
		2,175,391
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 10/31/2031 (b)(c)(j)(l)	9,370,000	9,319,215
Crown Finance US Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 8.5%, 13.2996% 7/31/2028 (b)(c)(j)	666,155	668,486
		9,987,701
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6871% 7/21/2030 (b)(c)(j)	13,117,877	13,046,779
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 7.864% 3/16/2027 (b)(c)(j)	1,838,250	1,844,371
Entain PLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 8.014% 10/31/2029 (b)(c)(j)	3,090,227	3,103,762
		17,994,912
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.3312% 2/7/2028 (b)(c)(j)	12,182,576	12,206,941
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IVC Acquisition Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3932% 12/6/2028 (b)(c)(j)	4,183,440	4,214,816
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.6062% 10/21/2030 (b)(c)(j)	3,691,450	3,707,138
TOTAL UNITED KINGDOM		50,286,899
UNITED STATES - 4.9%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.9553% 7/31/2025 (b)(c)(j)	6,388,188	5,587,365
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 13.9153% 11/1/2025 (b)(c)(j)	3,885,612	1,204,540
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.3653% 7/31/2025 (b)(c)(j)	165,432	165,432
Consolidated Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1871% 10/2/2027 (b)(c)(j)	2,125,000	2,105,344
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.763% 7/1/2031 (b)(c)(j)	6,200,000	6,251,646
Lorca Co-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 4/17/2031 (b)(c)(j)	1,258,675	1,269,687
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 11.3157% 6/1/2028 (b)(c)(j)	1,470,000	1,468,956
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 0% 4/16/2029 (b)(c)(j)(l)	3,220,000	3,008,704
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 0% 4/15/2030 (b)(c)(j)(l)	6,475,000	5,997,469
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.5061% 10/1/2031 (b)(c)(j)	4,500,000	4,556,250
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6871% 3/9/2027 (b)(c)(j)	11,219,224	10,721,427
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 3/9/2027 (b)(c)(j)	1,048,125	1,007,133
		43,343,953
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.2537% 2/10/2027 (b)(c)(j)	8,051,057	5,237,213
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.1871% 9/1/2027 (b)(c)(j)	4,795,281	4,670,604
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.1871% 9/1/2027 (b)(c)(j)	4,085,000	3,968,414
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1105% 8/30/2030 (b)(c)(j)	1,384,555	1,392,626
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9371% 8/5/2028 (b)(c)(j)	2,923,585	2,952,821
		18,221,678
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 7/8/2031 (b)(c)(j)	1,275,000	1,278,582
Media - 0.3%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.1211% 10/28/2027 (b)(c)(j)	3,395,395	3,393,561
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.6046% 10/30/2030 (b)(c)(j)	2,712,370	2,728,183
Charter Comm Operating LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.3434% 2/1/2027 (b)(c)(j)	15,323,017	15,313,977
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 11/22/2031 (b)(c)(j)(l)	1,093,815	1,092,447
CSC Holdings LLC Tranche B-5 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1735% 4/15/2027 (b)(c)(j)	435,980	401,101
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.1093% 1/18/2028 (b)(c)(j)	7,763,752	7,615,310
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.7717% 5/25/2026 (b)(c)(j)	1,132,891	967,681
Diamond Sports Group LLC Tranche DIP, term loan 10% 8/2/2027 (j)	2,275,294	2,423,189
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.7717% 12/1/2028 (b)(c)(j)	7,377,507	7,423,617
Nexstar Media Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1871% 9/19/2026 (b)(c)(j)	3,590,137	3,600,692
Planet US Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0223% 2/10/2031 (b)(c)(j)	2,743,125	2,747,240
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1871% 9/30/2026 (b)(c)(j)	4,669,000	4,526,035
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8537% 6/24/2029 (b)(c)(j)	2,838,241	2,850,077
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 1/31/2029 (b)(c)(j)	4,715,316	4,707,064
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1871% 1/31/2029 (b)(c)(j)	1,655,850	1,659,990
Virgin Media Bristol LLC Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.2238% 1/31/2028 (b)(c)(j)	2,691,000	2,663,256
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.7237% 3/31/2031 (b)(c)(j)	3,280,000	3,242,739
		67,356,159
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5726% 1/30/2031 (b)(c)(j)	6,254,325	6,328,627
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.33% 1/27/2031 (b)(c)(j)	902,710	902,710
		7,231,337
TOTAL COMMUNICATION SERVICES		137,431,709

Consumer Discretionary - 1.1%
Automobile Components - 0.0%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4226% 3/5/2028 (b)(c)(j)	3,710,623	3,177,221
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0726% 5/6/2030 (b)(c)(j)	4,673,288	4,699,598
Novae LLC/IN 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.6877% 12/22/2028 (b)(c)(j)	1,957,081	1,908,154
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3639% 1/26/2029 (b)(c)(j)	2,933,404	2,802,633
		12,587,606
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1871% 6/3/2028 (b)(c)(j)	6,519,868	6,382,038
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.8537% 4/22/2030 (b)(c)(j)	3,684,906	3,694,118
		10,076,156
Broadline Retail - 0.3%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1711% 6/18/2029 (b)(c)(j)	8,599,126	7,541,433
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0854% 11/8/2027 (b)(c)(j)	4,359,824	4,389,514
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4371% 3/5/2028 (b)(c)(j)	59,773,703	59,985,302
		71,916,249
Distributors - 0.0%
AIP RD Buyer Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.1852% 12/26/2028 (b)(c)(j)	2,821,355	2,823,696
BCPE Empire Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1852% 12/26/2028 (b)(c)(j)	7,144,120	7,181,627
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6871% 1/6/2028 (b)(c)(j)	1,215,893	1,215,140
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0992% 8/1/2030 (b)(c)(j)	4,489,621	4,539,007
		15,759,470
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan 1 month U.S. LIBOR + 4%, 8.1561% 7/30/2028 (b)(c)(j)	9,306,541	9,375,875
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8392% 6/12/2030 (b)(c)(j)	7,494,180	7,560,954
Learning Care Group US No 2 Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.6017% 8/11/2028 (b)(c)(j)	2,227,556	2,244,263
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.256% 3/4/2028 (b)(c)(j)	25,809,760	21,767,435
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (b)(j)	1,856,997	1,671,297
		42,619,824
Hotels, Restaurants & Leisure - 0.5%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9905% 2/7/2029 (b)(c)(j)	5,349,028	5,221,988
Aramark Services Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.4371% 1/15/2027 (b)(c)(j)	2,289,288	2,289,997
Aramark Services Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 6/24/2030 (b)(c)(j)	2,222,919	2,230,143
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4371% 11/24/2028 (b)(c)(j)	2,392,554	2,410,498
Bre/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.7077% 9/9/2026 (b)(c)(j)	1,092,516	1,092,855
Bulldog Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8537% 6/30/2031 (b)(c)(j)	1,461,338	1,468,644
Bulldog Purchaser Inc Tranche B 2LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.3537% 6/14/2032 (b)(c)(j)	430,000	428,388
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 1/26/2030 (b)(c)(j)	16,537,500	16,615,062
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.8226% 2/6/2031 (b)(c)(j)	4,835,700	4,853,834
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 10/18/2028 (b)(c)(j)	4,453,823	4,476,092
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 8/9/2027 (b)(c)(j)	1,974,388	1,990,025
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.8653% 9/18/2026 (b)(c)(j)	8,032,619	8,052,700
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9375% 11/1/2031 (b)(c)(j)	2,680,000	2,682,787
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9375% 6/29/2029 (b)(c)(j)	2,299,925	2,305,261
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0726% 10/31/2029 (b)(c)(j)	29,385,228	29,539,501
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.9226% 2/12/2029 (b)(c)(j)	1,741,250	1,746,334
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9171% 12/1/2028 (b)(c)(j)	1,480,266	1,482,886
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8537% 5/26/2030 (b)(c)(j)	4,399,313	4,396,585
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 10/7/2031 (b)(c)(j)(l)	1,990,000	2,002,258
Herschend Entertainment Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5726% 8/27/2028 (b)(c)(j)	1,333,750	1,336,257
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.8226% 1/17/2031 (b)(c)(j)	2,601,925	2,607,024
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0726% 8/2/2028 (b)(c)(j)	9,314,069	9,348,997
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3377% 11/8/2030 (b)(c)(j)	2,008,852	2,020,664
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0496% 4/26/2028 (b)(c)(j)	1,688,231	1,692,975
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.152% 10/22/2031 (b)(c)(j)	3,965,000	3,978,203
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8605% 4/16/2029 (b)(c)(j)	3,351,663	3,376,800
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.8653% 6/1/2028 (b)(c)(j)	1,390,000	1,347,800
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 4/1/2031 (b)(c)(j)	3,211,950	3,214,969
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.3653% 11/10/2028 (b)(c)(j)	1,473,377	1,475,587
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 7/18/2031 (b)(c)(j)	2,250,178	2,245,610
PFC Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.9852% 3/1/2026 (b)(c)(j)	890,419	856,289
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.6105% 9/18/2031 (b)(c)(j)	670,000	673,350
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8537% 4/1/2029 (b)(c)(j)	5,709,448	5,606,850
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 3/14/2031 (b)(c)(j)	6,512,275	6,529,598
TAIT LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.0726% 10/1/2031 (b)(c)(j)	1,315,000	1,321,575
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (b)(c)(j)	15,354,018	14,732,182
United PF Holdings LLC 2LN, term loan 3 month U.S. LIBOR + 8.5%, 13.347% 12/30/2027 (b)(c)(j)	500,000	360,000
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.347% 12/30/2026 (b)(c)(j)	1,389,843	1,344,673
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 8/3/2028 (b)(c)(j)	6,779,109	6,807,581
		166,162,822
Household Durables - 0.1%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 9/26/2031 (b)(c)(j)	960,000	970,205
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.9235% 9/24/2028 (b)(c)(j)	5,216,123	5,213,306
Runner Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.6717% 10/21/2028 (b)(c)(j)	1,774,500	813,608
Tempur Sealy International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.07% 10/4/2031 (b)(c)(j)	5,690,000	5,723,173
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9226% 6/29/2028 (b)(c)(j)	3,620,000	3,413,805
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 10/30/2027 (b)(c)(j)	5,412,266	5,130,395
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9226% 10/30/2027 (b)(c)(j)	1,295,000	1,229,706
		22,494,198
Leisure Products - 0.0%
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5726% 3/18/2030 (b)(c)(j)	4,871,475	4,845,072
Specialty Retail - 0.1%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.5362% 11/6/2027 (b)(c)(j)	1,446,119	1,446,119
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0362% 7/24/2028 (b)(c)(j)	1,746,000	740,967
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2727% 10/2/2031 (b)(c)(j)	7,190,000	7,265,495
Harbor Freight Tools USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0924% 6/5/2031 (b)(c)(j)	1,401,488	1,379,470
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6405% 6/7/2031 (b)(c)(j)	2,530,000	2,542,195
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 11/26/2031 (b)(c)(j)(l)	4,685,000	4,688,889
Kodiak BP LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 3/13/2028 (b)(c)(j)	955,200	955,047
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4721% 6/6/2031 (b)(c)(j)	10,551,423	10,401,593
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 14.1037% 4/28/2028 (b)(c)(e)(j)	1,421,743	1,066,307
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1871% 10/20/2028 (b)(c)(j)	980,000	955,294
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4%, 8.5037% 2/8/2028 (b)(c)(j)	3,257,234	3,034,113
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.6886% 9/10/2029 (b)(c)(j)	11,146,855	10,598,764
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9371% 4/16/2028 (b)(c)(j)	3,928,337	3,926,216
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.834% 1/30/2031 (b)(c)(j)	3,506,213	3,528,582
Woof Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.6153% 12/21/2027 (b)(c)(j)	2,693,715	1,763,036
		54,292,087
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8442% 2/20/2029 (b)(c)(j)	3,094,860	3,109,467
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 11/23/2028 (b)(c)(j)	594,402	596,631
Varsity Brands LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2709% 8/26/2031 (b)(c)(j)	5,285,000	5,288,330
		8,994,428
TOTAL CONSUMER DISCRETIONARY		409,747,912

Consumer Staples - 0.1%
Beverages - 0.0%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.9537% 1/24/2029 (b)(c)(j)	4,509,755	3,125,441
Naked Juice LLC 2LN, term loan CME Term SOFR 3 month Index + 6%, 10.7037% 1/24/2030 (b)(c)(j)	1,930,000	828,819
Triton Water Holdings Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 8.1153% 3/31/2028 (b)(c)(j)	12,338,764	12,422,791
		16,377,051
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.4061% 2/3/2029 (b)(c)(j)	1,895,078	1,903,378
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.4537% 8/1/2029 (b)(c)(j)	4,357,001	4,247,291
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 14.5% 11/20/2027 (b)(c)(j)	3,757,762	180,861
Northeast Grocery Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0235% 12/13/2028 (b)(c)(j)	1,694,000	1,698,235
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.2482% 4/2/2029 (b)(c)(j)	4,410,730	4,422,551
		12,452,316
Food Products - 0.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 12/23/2030 (b)(c)(j)	2,575,150	2,588,026
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9371% 10/23/2027 (b)(c)(j)	4,056,823	4,081,163
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.4061% 8/2/2028 (b)(c)(j)	6,761,032	4,002,531
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.1657% 8/2/2028 (b)(c)(j)	3,825,901	3,751,793
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5527% 2/12/2031 (b)(c)(j)	3,341,625	3,360,839
Saratoga Food Specialties LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.6989% 3/1/2029 (b)(c)(j)	167,050	167,538
		17,951,890
Household Products - 0.0%
Resideo Funding Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5856% 2/14/2028 (b)(c)(j)	192,380	192,460
Resideo Funding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 2/14/2028 (b)(c)(j)(l)	470,000	470,197
Resideo Funding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6559% 5/14/2031 (b)(c)(j)	1,371,563	1,373,277
		2,035,934
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4371% 5/17/2028 (b)(c)(j)	3,724,800	3,331,052
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1726% 2/23/2029 (b)(c)(j)	1,009,488	953,623
		4,284,675
TOTAL CONSUMER STAPLES		53,101,866

Energy - 0.1%
Energy Equipment & Services - 0.0%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3932% 6/22/2029 (b)(c)(j)	3,430,000	3,404,721
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2716% 7/9/2031 (b)(c)(j)	3,140,000	3,163,550
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6062% 10/31/2028 (b)(c)(j)	1,843,651	1,852,297
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.8537% 12/31/2030 (b)(c)(j)	11,726,555	11,781,787
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1726% 11/19/2029 (b)(c)(j)	5,074,172	5,075,592
Eastern Power LLC Tranche B, term loan CME Term SOFR 1 month Index + 5.25%, 9.8226% 4/3/2028 (b)(c)(j)	924,721	926,866
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/24/2029 (b)(c)(j)(l)	2,015,000	2,027,594
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6559% 10/9/2031 (b)(c)(j)	2,805,000	2,823,233
EPIC Y-Grade Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.3397% 6/29/2029 (b)(c)(j)	4,364,063	4,369,518
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 9/29/2028 (b)(c)(j)	4,661,776	4,687,416
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 5/22/2031 (b)(c)(j)	1,266,825	1,276,326
Mesquite Energy Inc 1LN, term loan 0% (b)(e)(f)(j)(l)	907,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(e)(f)(j)(l)	2,102,309	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5854% 10/30/2028 (b)(c)(j)	7,890,375	7,338,049
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.334% 2/28/2030 (b)(c)(j)	1,867,686	1,853,286
Prairie ECI Acquiror LP 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.3226% 8/1/2029 (b)(c)(j)	1,422,850	1,431,743
		48,607,257
TOTAL ENERGY		52,011,978

Financials - 0.6%
Capital Markets - 0.1%
Aretec Group Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 8/9/2030 (b)(c)(j)	2,822,955	2,839,187
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0726% 2/14/2031 (b)(c)(j)	8,621,600	8,676,002
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 6/14/2031 (b)(c)(j)	5,397,440	5,425,021
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 10/24/2031 (b)(c)(j)	8,503,926	8,536,326
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 5/19/2031 (b)(c)(j)	3,120,000	3,122,777
Fleet US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.5777% 2/10/2031 (b)(c)(j)	1,887,754	1,892,474
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 9/17/2031 (b)(c)(j)	7,133,811	7,195,518
Focus Financial Partners LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 9/10/2031 (b)(c)(j)(k)(l)	766,189	772,817
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6037% 9/5/2031 (b)(c)(j)	4,245,000	4,268,899
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0711% 4/21/2028 (b)(c)(j)	4,515,498	4,555,009
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5139% 1/26/2028 (b)(c)(j)	3,593,373	3,607,207
NGP XI Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.6037% 7/25/2031 (b)(c)(j)	1,450,000	1,451,813
PEX Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 11/19/2031 (b)(c)(j)(l)	3,025,000	3,036,344
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4371% 12/1/2028 (b)(c)(j)	2,043,838	2,053,423
		57,432,817
Financial Services - 0.2%
Agellan Portfolio 9% 8/7/2025 (e)(j)	424,000	423,999
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1037% 1/31/2031 (b)(c)(j)	15,065,000	15,188,684
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0854% 12/19/2030 (b)(c)(j)	4,500,467	4,515,723
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 9/30/2031 (b)(c)(j)	2,245,000	2,250,613
Empire Today Ip, LLC Tranche EXCH 1ST OUT TLB, term loan 10.247% 8/30/2029 (b)(j)	174,150	172,408
Empire Today Ip, LLC Tranche EXCH FLSO TL, term loan 10.247% 8/30/2029 (b)(j)	1,059,413	566,786
Empire Today Ip, LLC Tranche NEW $ 1ST OUT TLA, term loan 10.247% 8/30/2029 (b)(j)	330,486	327,182
Epic Creations Inc Tranche DD DIP TL, term loan 14.5711% 5/2/2025 (b)(e)(j)	27,508	27,507
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(c)(e)(f)(j)(l)	357,500	268,124
Inception Finco Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 3/10/2031 (b)(c)(j)	1,102,238	1,110,273
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.6093% 1/9/2026 (b)(c)(e)(j)	6,198,931	5,981,968
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3975% 4/16/2029 (b)(c)(j)	2,706,900	2,710,284
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 7/21/2031 (b)(c)(j)(l)	6,780,000	6,812,680
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.9226% 11/5/2029 (b)(c)(j)	1,555,000	1,551,952
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 7/18/2031 (b)(c)(j)	8,643,874	8,657,705
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3226% 5/16/2031 (b)(c)(j)	1,822,600	1,823,165
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0854% 2/14/2030 (b)(c)(j)	2,338,250	2,361,633
STG DISTRIBUTION LLC Tranche 1L EXCHANGE FLFO, term loan CME Term SOFR 1 month Index + 8.35%, 13.0061% 10/3/2029 (b)(c)(e)(j)	746,315	738,852
STG DISTRIBUTION LLC Tranche 1L EXCHANGE FLSO, term loan CME Term SOFR 1 month Index + 7.6%, 12.2561% 9/30/2029 (b)(c)(e)(j)	1,600,273	1,209,806
Trans Union LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 12/1/2028 (b)(c)(j)	1,843,962	1,843,962
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 6/6/2031 (b)(c)(j)	2,831,994	2,832,957
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.7701% 11/21/2031 (b)(c)(j)(l)	1,970,000	1,983,199
Walker & Dunlop Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9226% 12/16/2028 (b)(c)(j)	812,572	815,116
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1475% 2/15/2027 (b)(c)(j)	4,128,090	4,179,691
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1475% 2/9/2027 (b)(c)(j)	6,068,307	6,075,893
		74,430,162
Insurance - 0.3%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8492% 11/6/2030 (b)(c)(j)	27,646,624	27,675,377
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9371% 2/19/2028 (b)(c)(j)	6,255,833	6,279,293
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 2/28/2028 (b)(c)(j)	2,608,732	2,623,941
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6726% 8/19/2028 (b)(c)(j)	4,342,399	4,346,915
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9226% 8/19/2028 (b)(c)(j)	6,096,903	6,118,669
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 9/19/2030 (b)(c)(j)	20,122,792	20,093,413
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.9371% 1/31/2028 (b)(c)(j)	10,745,000	10,533,968
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.9371% 1/20/2029 (b)(c)(j)	5,814,000	5,655,162
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 7/31/2027 (b)(c)(j)	3,655,840	3,652,403
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3674% 6/20/2030 (b)(c)(j)	15,175,322	15,282,005
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 9/15/2031 (b)(c)(j)	3,616,735	3,629,394
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3537% 5/6/2032 (b)(c)(j)	3,373,684	3,442,844
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 5/6/2031 (b)(c)(j)	3,461,371	3,469,194
USI Inc/NY Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 11/23/2029 (b)(c)(j)	6,857,340	6,895,946
USI Inc/NY Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 9/27/2030 (b)(c)(j)	1,386,035	1,393,395
		121,091,919
TOTAL FINANCIALS		252,954,898

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.6726% 11/8/2027 (b)(c)(j)	1,416,814	1,424,903
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5726% 3/31/2029 (b)(c)(j)	3,682,827	3,645,593
ICU Medical Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.2537% 1/6/2029 (b)(c)(j)	2,469,051	2,476,459
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0726% 8/1/2031 (b)(c)(j)	7,939,485	7,986,645
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9352% 10/21/2028 (b)(c)(j)	4,720,000	4,747,140
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.4352% 10/23/2028 (b)(c)(j)	14,194,006	14,275,622
Packaging Coordinators Midco Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8354% 11/30/2027 (b)(c)(j)	5,012,980	5,038,045
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8354% 5/30/2031 (b)(c)(j)	2,170,000	2,168,655
Viant Medical Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6046% 10/16/2031 (b)(c)(j)	1,463,576	1,478,212
Viant Medical Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6046% 10/16/2031 (b)(c)(j)	161,424	163,038
		43,404,312
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.0037% 2/15/2029 (b)(c)(j)	2,502,201	1,889,862
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.6037% 6/28/2029 (b)(c)(j)	1,179,931	1,168,132
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.3721% 2/11/2028 (b)(c)(j)	2,971,239	2,992,691
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 5/9/2031 (b)(c)(j)	3,570,000	3,581,353
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7037% 10/1/2027 (b)(c)(j)	15,534,451	14,852,644
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.5726% 9/24/2031 (b)(c)(j)	6,795,000	6,722,226
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0726% 10/23/2031 (b)(c)(j)	1,731,996	1,748,242
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/16/2031 (b)(c)(j)(k)(l)	223,004	225,096
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 7/3/2028 (b)(c)(j)	1,816,026	1,826,686
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 7/3/2028 (b)(c)(j)	452,464	455,120
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2376% 4/15/2031 (b)(c)(j)	3,477,924	3,502,930
Modivcare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3434% 7/1/2031 (b)(c)(j)	1,985,025	1,909,594
Phoenix Guarantor Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 2/21/2031 (b)(c)(j)	2,641,725	2,661,538
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5726% 11/15/2028 (b)(c)(j)	8,896,018	8,954,198
Soliant Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 7/18/2031 (b)(c)(j)	2,040,000	2,057,850
Southern Veterinary Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/31/2031 (b)(c)(j)(l)	7,165,000	7,227,694
Surgery Center Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3377% 12/19/2030 (b)(c)(j)	3,017,650	3,038,925
US Anesthesia Partners Inc 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 12.2862% 10/1/2029 (b)(c)(e)(j)	565,000	468,949
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1583% 10/14/2031 (b)(c)(j)	1,583,043	1,594,917
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 1% 10/7/2031 (b)(c)(j)(k)	71,957	72,496
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3537% 12/15/2027 (b)(c)(j)	1,155,000	1,164,817
		68,115,960
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 2/15/2029 (b)(c)(j)	12,814,930	12,846,967
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (j)	1,300,000	1,311,050
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6717% 5/1/2031 (b)(c)(j)	7,741,100	7,770,129
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 9/28/2029 (b)(c)(j)	4,044,675	4,043,664
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/27/2031 (b)(c)(j)(l)	8,485,000	8,494,079
		34,465,889
Pharmaceuticals - 0.0%
Catalent Pharma Solutions Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5951% 2/22/2028 (b)(c)(j)	1,656,675	1,660,817
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.5217% 8/1/2027 (b)(c)(j)	5,628,688	5,628,688
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.7073% 4/23/2031 (b)(c)(j)	4,775,000	4,788,418
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 5/5/2028 (b)(c)(j)	8,283,519	8,323,445
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0992% 5/17/2031 (b)(c)(j)	4,085,137	4,113,243
		24,514,611
TOTAL HEALTH CARE		170,500,772

Industrials - 0.8%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.8537% 10/31/2030 (b)(c)(j)	1,551,113	1,559,116
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.847% 12/31/2027 (b)(c)(j)	1,744,040	1,745,348
Ovation Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 4/21/2031 (b)(c)(j)	1,920,000	1,934,995
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (b)(c)(j)(l)	6,600,000	6,600,000
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (b)(c)(j)(l)	550,000	550,000
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 8/24/2028 (b)(c)(j)	13,789,262	13,805,534
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 3/22/2030 (b)(c)(j)	2,380,017	2,380,992
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.3196% 1/20/2032 (b)(c)(j)	3,080,000	3,078,091
		31,654,076
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 10/31/2031 (b)(c)(j)	3,035,422	3,054,394
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 10/31/2031 (b)(c)(j)	1,154,578	1,161,794
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7%, 11.6726% 11/23/2029 (b)(c)(e)(j)	1,525,000	1,524,999
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.3537% 3/18/2030 (b)(c)(j)	2,475,397	2,486,858
		8,228,045
Building Products - 0.1%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.1153% 5/17/2028 (b)(c)(j)	9,251,581	7,378,136
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 1/3/2029 (b)(c)(j)	4,216,141	4,228,663
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0726% 5/11/2029 (b)(c)(j)	505,285	507,720
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9226% 10/22/2028 (b)(c)(j)	850,543	854,268
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 11/3/2028 (b)(c)(j)	1,582,050	1,587,698
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.0726% 8/2/2031 (b)(c)(j)	1,915,000	1,916,800
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.8226% 1/24/2029 (b)(c)(j)	3,084,327	3,097,837
MIWD Holdco II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5726% 3/28/2031 (b)(c)(j)	1,201,988	1,211,760
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8537% 4/29/2029 (b)(c)(j)	6,561,680	6,488,583
		27,271,465
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 12/21/2028 (b)(c)(j)	18,185,637	18,341,852
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4226% 5/14/2028 (b)(c)(j)	14,087,065	14,175,109
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 2/10/2031 (b)(c)(j)	5,278,150	5,201,195
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 5/31/2028 (b)(c)(j)	2,258,650	2,275,590
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (b)(c)(j)	14,207,562	14,123,169
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.6037% 5/2/2030 (b)(c)(j)	1,250,000	1,257,813
Clean Harbors Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 10/10/2028 (b)(c)(j)	820,000	826,560
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.4854% 5/3/2029 (b)(c)(j)	2,688,125	2,069,856
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8356% 2/10/2031 (b)(c)(j)	1,195,963	1,199,706
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0726% 11/3/2029 (b)(c)(j)	1,431,084	1,438,239
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5854% 8/1/2029 (b)(c)(j)	5,025,445	5,073,588
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1871% 10/21/2028 (b)(c)(j)	3,612,569	3,639,663
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8226% 4/14/2029 (b)(c)(j)	1,832,254	1,868,441
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 11/3/2031 (b)(c)(j)(l)	2,698,621	2,714,354
Jupiter Buyer Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 10/10/2031 (b)(c)(j)(l)	311,379	313,194
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.8892% 6/21/2028 (b)(c)(j)	6,308,195	6,339,736
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.5083% 10/11/2028 (b)(c)(j)	989,913	895,564
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.7583% 4/11/2029 (b)(c)(j)	11,470,313	10,430,873
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8672% 7/25/2030 (b)(c)(j)	4,795,548	4,822,211
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6871% 3/19/2028 (b)(c)(j)	1,693,720	1,710,657
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0825% 11/30/2028 (b)(c)(j)	1,859,116	1,867,742
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1561% 11/30/2028 (b)(c)(j)	3,263,248	3,278,553
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1561% 11/30/2028 (b)(c)(j)	178,858	179,696
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 7.5877% 11/30/2028 (b)(c)(j)	142,830	143,493
RLG Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9371% 7/8/2028 (b)(c)(j)	1,429,725	1,409,552
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.7022% 12/10/2026 (b)(c)(j)	2,110,185	2,122,066
Tidal Waste & Recycling Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2433% 10/6/2031 (b)(c)(j)	1,385,000	1,386,731
Vestis Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.7638% 2/24/2031 (b)(c)(j)	2,010,794	2,017,088
Wellful Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.9371% 4/21/2027 (b)(c)(j)	2,735,908	1,680,641
		112,802,932
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3537% 3/21/2031 (b)(c)(j)	2,195,613	2,186,918
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1717% 11/3/2031 (b)(c)(j)	2,805,000	2,822,531
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0854% 2/16/2028 (b)(c)(j)	1,345,896	1,353,742
		6,363,191
Electrical Equipment - 0.0%
Array Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9522% 10/14/2027 (b)(c)(j)	1,813,835	1,808,738
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.6561% 3/2/2027 (b)(c)(j)	5,366,140	5,393,722
		7,202,460
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 4/10/2031 (b)(c)(j)	3,505,000	3,514,113
Machinery - 0.0%
Ali Group North America Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.6871% 7/22/2029 (b)(c)(j)	2,194,011	2,201,427
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.0921% 3/18/2030 (b)(c)(j)	4,190,487	4,206,202
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.1717% 9/28/2028 (b)(c)(j)	2,353,142	2,286,666
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1221% 10/10/2031 (b)(c)(j)	1,330,000	1,338,313
John Bean Technologies Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 10/9/2031 (b)(c)(j)(l)	1,190,000	1,195,950
LSF11 Trinity Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0877% 6/17/2030 (b)(c)(j)	754,371	759,085
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6726% 3/25/2031 (b)(c)(j)	4,860,575	4,868,692
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.605% 12/3/2026 (b)(c)(e)(j)	970,665	897,574
		17,753,909
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.629% 4/20/2028 (b)(c)(j)	6,155,800	6,349,954
American Airlines 2016-3 Class A Pass Through Trust Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 7.2088% 6/4/2029 (b)(c)(j)	2,195,000	2,201,870
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3674% 10/20/2027 (b)(c)(j)	1,771,681	1,806,247
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.6348% 2/24/2031 (b)(c)(j)	3,544,575	3,562,298
		13,920,369
Professional Services - 0.2%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1871% 2/4/2028 (b)(c)(j)	4,478,571	4,502,845
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 9/29/2031 (b)(c)(j)	9,260,000	9,186,661
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.4382% 10/30/2031 (b)(c)(j)	1,980,000	1,980,000
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 12/30/2028 (b)(c)(j)	646,980	624,135
CHG Healthcare Services Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2753% 9/30/2028 (b)(c)(j)	1,408,815	1,420,706
CHG Healthcare Services Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2753% 9/29/2028 (b)(c)(j)	1,708,197	1,723,622
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1871% 6/2/2028 (b)(c)(j)	14,633,913	14,540,110
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0854% 3/3/2031 (b)(c)(j)	1,770,563	1,781,629
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8226% 8/16/2028 (b)(c)(j)	2,865,866	2,874,463
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3354% 4/29/2029 (b)(c)(j)	3,047,058	2,741,072
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 5/30/2031 (b)(c)(j)	1,117,200	1,113,714
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5854% 7/31/2031 (b)(c)(j)	3,293,706	3,315,675
		45,804,632
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5853% 1/29/2031 (b)(c)(j)	6,297,303	6,206,433
United Rentals North America Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 2/14/2031 (b)(c)(j)	2,079,550	2,098,266
		8,304,699
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.4801% 4/8/2030 (b)(c)(j)	4,318,133	4,352,333
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 11.0284% 1/2/2029 (b)(c)(j)	843,178	881,652
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.2784% 8/10/2029 (b)(c)(j)	2,086,445	1,630,912
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.7784% 1/2/2029 (b)(c)(j)	187,450	151,835
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 12.2784% 8/10/2029 (b)(c)(j)	358,800	130,362
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5223% 7/26/2028 (b)(c)(j)	3,589,681	3,612,116
		10,759,210
TOTAL INDUSTRIALS		293,579,101

Information Technology - 0.9%
Communications Equipment - 0.0%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.6062% 10/24/2030 (b)(c)(j)	1,103,256	1,107,117
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0726% 7/2/2029 (b)(c)(j)	5,340,949	5,369,897
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.4371% 3/31/2029 (b)(c)(j)	600,000	588,750
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4371% 3/31/2028 (b)(c)(j)	3,988,538	4,024,674
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 1% 3/31/2028 (b)(c)(j)(k)	116,071	117,123
Go Daddy Operating Co LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 11/12/2029 (b)(c)(j)	2,427,468	2,432,735
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 6/2/2031 (b)(c)(j)	5,454,455	5,459,691
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.7354% 8/18/2031 (b)(c)(j)	4,675,000	4,712,400
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7708% 10/15/2031 (b)(c)(j)	2,605,000	2,611,513
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9217% 5/30/2030 (b)(c)(j)	1,817,658	1,819,929
		27,136,712
IT Services - 0.1%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 2/3/2031 (b)(c)(j)	1,953,965	1,967,897
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.9175% 2/10/2028 (b)(c)(j)	9,035,254	8,673,844
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.7037% 6/30/2028 (b)(c)(j)	1,054,637	793,614
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 6/17/2031 (b)(c)(j)	6,190,000	6,203,556
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4226% 2/1/2028 (b)(c)(j)	16,427,088	15,397,766
Plano HoldCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0921% 10/2/2031 (b)(c)(j)	1,605,000	1,623,056
Tempo Acquisition LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 8/31/2028 (b)(c)(j)	1,541,228	1,548,935
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 6/23/2031 (b)(c)(j)	4,000,000	4,012,520
		40,221,188
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8377% 8/17/2029 (b)(c)(j)	3,729,303	3,748,882
Software - 0.7%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6037% 2/24/2031 (b)(c)(j)	5,820,936	5,867,620
AppLovin Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 9.25% 8/19/2030 (b)(c)(j)	5,351,754	5,352,718
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.4226% 12/10/2029 (b)(c)(j)	3,100,000	3,092,250
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1726% 12/10/2028 (b)(c)(j)	10,160,119	10,201,369
Camelot US Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 1/31/2031 (b)(c)(j)	8,327,120	8,275,075
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3092% 3/24/2031 (b)(c)(j)	7,490,000	7,522,282
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.6037% 3/29/2029 (b)(c)(j)	10,507,944	10,537,996
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.3653% 9/30/2028 (b)(c)(j)	7,321,367	7,352,483
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 10/16/2026 (b)(c)(j)	11,146,960	10,904,514
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.5726% 2/19/2029 (b)(c)(j)	2,493,409	2,085,113
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2852% 10/7/2029 (b)(c)(j)	5,461,269	5,517,574
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 5/23/2031 (b)(c)(j)	4,891,208	4,926,229
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 12.1813% 9/13/2029 (b)(c)(e)(j)	3,578,745	3,571,587
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0992% 3/3/2028 (b)(c)(j)	4,019,639	4,049,786
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 9/12/2029 (b)(c)(j)	7,052,259	7,056,702
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5726% 12/1/2027 (b)(c)(j)	4,090,700	4,124,571
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8867% 10/9/2031 (b)(c)(j)	6,440,000	6,440,322
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8867% 10/12/2032 (b)(c)(j)	2,465,000	2,433,152
McAfee Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9061% 3/1/2029 (b)(c)(j)	9,550,130	9,576,393
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 5/3/2028 (b)(c)(j)	18,690,138	18,708,081
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.8226% 2/23/2029 (b)(c)(j)	2,065,000	2,018,538
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 7/1/2031 (b)(c)(j)	9,625,000	9,403,625
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8672% 7/31/2026 (b)(c)(j)	3,511,217	2,898,018
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 6/2/2028 (b)(c)(j)	22,679,115	22,760,307
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.6139% 6/4/2029 (b)(c)(j)	2,020,000	1,985,923
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 11/21/2032 (b)(c)(j)(l)	4,215,000	4,230,806
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (b)(c)(j)(l)	2,690,000	2,704,580
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3354% 10/28/2030 (b)(c)(j)	5,174,000	5,202,043
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1473% 7/2/2031 (b)(c)(j)	1,820,000	1,835,415
Project Boost Purchaser LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8973% 7/17/2032 (b)(c)(j)	875,000	890,313
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5726% 8/31/2028 (b)(c)(j)	8,215,039	8,260,222
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.497% 5/15/2028 (b)(c)(j)	6,056,616	3,668,068
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.997% 5/15/2028 (b)(c)(j)	2,001,767	2,055,735
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6871% 4/22/2028 (b)(c)(j)	6,162,864	6,119,724
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1726% 9/30/2028 (b)(c)(j)	3,799,121	3,737,575
Renaissance Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 4/8/2030 (b)(c)(j)	6,808,004	6,817,195
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 11/23/2029 (b)(c)(j)	2,155,854	2,165,296
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.1871% 8/11/2028 (b)(c)(j)	1,343,100	1,351,494
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 5/9/2031 (b)(c)(j)	5,757,560	5,781,224
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6172% 2/10/2031 (b)(c)(j)	18,776,725	18,897,271
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3605% 4/14/2031 (b)(c)(j)	4,315,217	4,352,975
		254,732,164
TOTAL INFORMATION TECHNOLOGY		326,946,063

Materials - 0.4%
Chemicals - 0.3%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.3226% 11/24/2027 (b)(c)(j)	1,768,500	1,771,453
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.4226% 11/24/2028 (b)(c)(j)	935,000	892,345
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6726% 11/24/2027 (b)(c)(j)	3,092,351	3,097,176
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (b)(c)(j)	749,192	633,869
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.4374% 6/12/2028 (b)(c)(j)(k)	235,145	236,909
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(c)(j)	219,818	221,467
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1726% 9/30/2028 (b)(c)(j)	7,286,230	7,339,565
Arc Falcon I Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.6726% 10/1/2029 (b)(c)(j)	675,000	658,125
Arthur US Finco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8537% 12/14/2029 (b)(c)(j)	3,601,875	3,202,067
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6367% 8/29/2029 (b)(c)(j)	948,702	952,458
Axalta Coating Systems US Holdings Inc Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 12/20/2029 (b)(c)(j)	1,008,492	1,011,649
Bakelite US Holdco Inc 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 5/29/2029 (b)(c)(j)	2,302,257	2,317,360
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0726% 8/18/2028 (b)(c)(j)	7,389,785	7,423,630
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1561% 11/1/2030 (b)(c)(j)	2,905,400	2,913,564
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 4.375%, 8.9461% 10/4/2029 (b)(c)(j)	8,396,600	8,437,407
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.6287% 7/3/2028 (b)(c)(j)	5,575,399	5,485,412
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1638% 3/15/2029 (b)(c)(j)	11,964,026	12,036,648
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 12.1101% 3/15/2030 (b)(c)(j)	1,815,000	1,685,228
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4226% 3/1/2030 (b)(c)(j)	1,283,750	1,283,750
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9226% 4/2/2029 (b)(c)(j)	4,922,146	4,925,247
Koppers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.62% 4/10/2030 (b)(c)(j)	3,041,654	3,056,862
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3377% 8/22/2031 (b)(c)(j)	7,360,000	7,143,837
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9157% 12/1/2026 (b)(c)(j)	2,041,060	1,915,535
Minerals Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 11/21/2031 (b)(c)(j)	485,000	485,605
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 6/23/2031 (b)(c)(j)	9,621,422	9,695,122
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0854% 3/16/2027 (b)(c)(j)	1,604,867	1,613,437
Touchdown Acquirer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 2/21/2031 (b)(c)(j)	3,420,000	3,447,805
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 0% 11/22/2031 (b)(c)(j)(l)	3,660,000	3,618,825
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 9/30/2031 (b)(c)(j)	1,817,720	1,835,134
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 9/30/2031 (b)(c)(j)(k)(l)	187,280	189,074
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.8537% 9/22/2028 (b)(c)(j)	1,779,261	1,790,933
		101,317,498
Construction Materials - 0.0%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0726% 8/5/2030 (b)(c)(j)	904,932	905,213
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0726% 4/2/2029 (b)(c)(j)	1,635,400	1,645,621
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9352% 3/27/2028 (b)(c)(j)	3,298,752	3,315,246
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 10/19/2029 (b)(c)(j)	2,049,345	2,059,756
		7,925,836
Containers & Packaging - 0.1%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 3/3/2028 (b)(c)(j)	4,691,537	4,680,794
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.415% 6/7/2031 (b)(c)(j)	8,591,799	8,634,243
Berry Global Inc Tranche AA 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.4866% 7/1/2029 (b)(c)(j)	3,368,055	3,375,364
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.652% 12/2/2030 (b)(c)(j)	4,484,140	4,517,457
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.675%, 7.7476% 4/13/2029 (b)(c)(j)	16,412,355	16,502,295
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0726% 8/4/2027 (b)(c)(j)	3,748,922	3,763,318
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5726% 5/1/2031 (b)(c)(j)	1,275,000	1,283,772
Pactiv Evergreen Group Holdings Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0726% 9/25/2028 (b)(c)(j)	1,761,664	1,772,956
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.5726% 8/3/2026 (b)(c)(j)	1,086,445	1,093,235
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.4226% 1/30/2027 (b)(c)(j)	3,029,075	3,043,403
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.3226% 4/21/2031 (b)(c)(j)	950,225	959,726
		49,626,563
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 8/19/2030 (b)(c)(j)	2,900,791	2,925,448
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 5/23/2031 (b)(c)(j)	2,575,953	2,582,727
TOTAL MATERIALS		164,378,072

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3377% 8/21/2030 (b)(c)(j)	2,402,563	2,414,575
Utilities - 0.1%
Electric Utilities - 0.1%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.3546% 4/16/2031 (b)(c)(j)	3,145,000	3,152,076
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 12/20/2030 (b)(c)(j)	4,989,598	5,013,598
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9217% 1/20/2031 (b)(c)(j)	8,418,025	8,446,815
		16,612,489
Independent Power and Renewable Electricity Producers - 0.0%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 9/30/2031 (b)(c)(j)	3,190,000	3,211,660
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 7/31/2030 (b)(c)(j)	2,115,000	2,115,677
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 9.016% 11/14/2025 (b)(c)(j)	1,245,000	1,229,437
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.4371% 3/25/2028 (b)(c)(j)	6,083,982	5,882,846
		12,439,620
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 6/23/2028 (b)(c)(j)	175,919	176,433
TOTAL UTILITIES		29,228,542

TOTAL UNITED STATES		1,892,295,488
TOTAL BANK LOAN OBLIGATIONS (Cost $2,089,888,070)		2,075,043,885

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Discover Bank ICE IBA - USD SOFR Spread-Adj ICE SWAP Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	8,844,000	8,967,731
KeyBank NA/Cleveland OH 6.95% 2/1/2028	1,259,000	1,313,956
Regions Bank/Birmingham AL 6.45% 6/26/2037	15,683,000	16,469,927

TOTAL BANK NOTES (Cost $25,774,214)		26,751,614

Collateralized Mortgage Obligations - 1.5%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.0%
Brass No 10 PLC Series 2021-10A Class A1, 0.669% 4/16/2069 (b)(d)	695,120	691,366
UNITED STATES - 1.5%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (d)	10,111,227	8,757,064
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (d)	12,383,776	12,274,453
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (d)	7,512,294	7,417,749
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	10,158,474	9,881,667
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	5,748,161	5,642,417
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)	153,098	14
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3113% 5/27/2037 (b)(c)(d)	423,599	418,753
Fannie Mae Guaranteed REMICS Series 1999-17 Class PG, 6% 4/25/2029	24,829	25,189
Fannie Mae Guaranteed REMICS Series 1999-25 Class Z, 6% 6/25/2029	28,246	28,307
Fannie Mae Guaranteed REMICS Series 1999-32 Class PL, 6% 7/25/2029	33,702	34,275
Fannie Mae Guaranteed REMICS Series 1999-33 Class PK, 6% 7/25/2029	25,656	25,964
Fannie Mae Guaranteed REMICS Series 2001-20 Class Z, 6% 5/25/2031	33,734	34,206
Fannie Mae Guaranteed REMICS Series 2001-31 Class ZC, 6.5% 7/25/2031	13,888	14,037
Fannie Mae Guaranteed REMICS Series 2001-52 Class YZ, 6.5% 10/25/2031	4,739	4,893
Fannie Mae Guaranteed REMICS Series 2002-16 Class ZD, 6.5% 4/25/2032	15,988	16,394
Fannie Mae Guaranteed REMICS Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.6485% 2/25/2032 (b)(c)	3,357	3,369
Fannie Mae Guaranteed REMICS Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.9128% 3/18/2032 (b)(c)	6,063	6,118
Fannie Mae Guaranteed REMICS Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.8485% 4/25/2032 (b)(c)	6,536	6,591
Fannie Mae Guaranteed REMICS Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.8485% 10/25/2032 (b)(c)	7,874	7,941
Fannie Mae Guaranteed REMICS Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.5985% 1/25/2032 (b)(c)	3,078	3,085
Fannie Mae Guaranteed REMICS Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 2.7015% 11/25/2032 (b)(h)	12,361	299
Fannie Mae Guaranteed REMICS Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.2515% 12/25/2033 (b)(h)	121,373	13,892
Fannie Mae Guaranteed REMICS Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.2515% 3/25/2033 (b)(h)	6,514	667
Fannie Mae Guaranteed REMICS Series 2005-102 Class CO, 0% 11/25/2035 (m)(n)	17,793	15,227
Fannie Mae Guaranteed REMICS Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 1.8715% 6/25/2035 (b)(h)	157,966	11,399
Fannie Mae Guaranteed REMICS Series 2005-72 Class ZC, 5.5% 8/25/2035	491,322	493,176
Fannie Mae Guaranteed REMICS Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 4.9439% 8/25/2035 (b)(c)	3,474	3,560
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035	402,797	406,377
Fannie Mae Guaranteed REMICS Series 2005-81 Class PC, 5.5% 9/25/2035	61,587	62,330
Fannie Mae Guaranteed REMICS Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 1.8315% 11/25/2036 (b)(h)	92,101	8,833
Fannie Mae Guaranteed REMICS Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 1.7915% 12/25/2036 (b)(h)	58,602	5,766
Fannie Mae Guaranteed REMICS Series 2006-12 Class BO, 0% 10/25/2035 (m)	79,378	69,842
Fannie Mae Guaranteed REMICS Series 2006-15 Class OP, 0% 3/25/2036 (m)	120,522	101,498
Fannie Mae Guaranteed REMICS Series 2006-37 Class OW, 0% 5/25/2036 (m)	12,460	10,044
Fannie Mae Guaranteed REMICS Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.5915% 5/25/2037 (b)(h)	31,086	3,357
Fannie Mae Guaranteed REMICS Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 11.5289% 6/25/2037 (b)(c)	25,005	30,298
Fannie Mae Guaranteed REMICS Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 10.5089% 7/25/2037 (b)(c)	38,267	46,748
Fannie Mae Guaranteed REMICS Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 10.5089% 7/25/2037 (b)(c)	8,299	9,126
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040	948,362	943,571
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041	1,492,015	1,474,220
Fannie Mae Guaranteed REMICS Series 2011-39 Class ZA, 6% 11/25/2032	141,329	145,495
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041	563,360	544,463
Fannie Mae Guaranteed REMICS Series 2011-67 Class AI, 4% 7/25/2026 (h)	3,222	39
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (h)	354,249	9,724
Fannie Mae Guaranteed REMICS Series 2012-134 Class MX, 3.5% 5/25/2042	493,098	478,497
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043	1,019,929	937,868
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042	1,275,774	1,170,206
Fannie Mae Guaranteed REMICS Series 2012-67 Class AI, 4.5% 7/25/2027 (h)	9,023	109
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 1.7015% 6/25/2041 (b)(h)	11,088	54
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (h)	61,052	535
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.2015% 1/25/2044 (b)(h)	204,402	21,716
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (h)	1,105,599	168,033
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045	1,010,053	951,448
Fannie Mae Guaranteed REMICS Series 2016-104 Class B, 4% 12/25/2044	883,603	862,612
Fannie Mae Guaranteed REMICS Series 2016-99 Class KA, 4% 11/25/2042	1,088,558	1,070,035
Fannie Mae Guaranteed REMICS Series 2017-22 Class ED, 3.5% 6/25/2044	381,923	376,771
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (h)	669,600	101,044
Fannie Mae Guaranteed REMICS Series 2020-45 Class JC, 1.5% 7/25/2040	13,959,090	11,619,139
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	7,565,183	6,610,828
Fannie Mae Guaranteed REMICS Series 2021-21 Class HG, 2% 11/25/2047	3,444,282	3,032,197
Fannie Mae Guaranteed REMICS Series 2021-45 Class DA, 3% 7/25/2051	4,598,895	4,011,838
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	2,647,765	2,173,583
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	2,802,300	2,315,500
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	2,978,042	2,460,713
Fannie Mae Guaranteed REMICS Series 2021-69 Class JK, 1.5% 10/25/2051	2,623,064	2,179,938
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	2,484,033	2,164,538
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	11,575,396	10,103,322
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	7,551,861	6,596,154
Fannie Mae Guaranteed REMICS Series 2021-96 Class AH, 2.5% 3/25/2049	27,498,174	24,152,788
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	4,027,228	3,489,863
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	2,451,076	2,225,231
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	3,257,357	2,968,461
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	2,710,323	2,506,431
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	4,702,940	4,311,287
Fannie Mae Guaranteed REMICS Series 2022-15 Class GC, 3% 1/25/2047	3,978,756	3,677,416
Fannie Mae Guaranteed REMICS Series 2022-17 Class BH, 3% 5/25/2047	4,345,504	4,050,161
Fannie Mae Guaranteed REMICS Series 2022-2 Class TH, 2.5% 2/25/2052	1,527,214	1,378,472
Fannie Mae Guaranteed REMICS Series 2022-25 Class AB, 4% 9/25/2047	4,301,835	4,168,209
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	11,173,971	9,824,965
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	28,691,565	25,053,661
Fannie Mae Guaranteed REMICS Series 2022-35 Class CK, 4% 3/25/2047	8,952,750	8,559,494
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	2,916,434	2,538,368
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	1,986,012	1,914,118
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	3,684,126	3,134,663
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	9,510,178	8,380,965
Fannie Mae Guaranteed REMICS Series 2022-69 Class AB, 4.5% 1/25/2044	8,211,364	7,989,944
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	3,486,198	3,159,809
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	11,160,476	9,958,840
Fannie Mae Guaranteed REMICS Series 2023-13 Class CK, 1.5% 11/25/2050	8,228,114	6,542,274
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	3,810	3,901
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (m)	38,228	31,475
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (m)	59,680	49,411
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (h)	629,866	27,988
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	3,132,875	3,129,320
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	8,069,704	7,521,670
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	6,278,430	6,146,831
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	3,603,588	3,268,585
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (h)	30,972	4,636
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (h)	29,019	4,394
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(h)	19,138	3,555
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(h)	11,690	1,848
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (h)	17,849	3,119
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(h)	10,521	1,913
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (h)	121,823	20,129
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	9,065	9,195
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	26,272	26,681
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	1,500,142	1,451,296
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	2,431,120	2,118,963
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	2,318,677	2,014,373
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	2,481,055	2,164,775
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	3,297,979	2,744,933
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	14,239	14,435
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	98,944	100,348
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	5,550	5,634
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	15,789	16,078
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	26,315	26,685
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2156 Class TC, 6.25% 5/15/2029	3,209	3,209
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	17,637	17,869
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	9,491	9,592
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	9,424	9,572
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	89,747	91,601
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.7201% 1/15/2032 (b)(c)	2,376	2,384
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 3/15/2032 (b)(c)	3,487	3,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.9201% 3/15/2032 (b)(c)	3,278	3,305
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 6/15/2031 (b)(c)	5,527	5,555
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 3/15/2032 (b)(c)	1,979	1,990
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	23,381	23,907
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	32,932	33,280
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	60,991	62,368
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	580,803	583,484
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	34,950	35,558
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	798,591	818,280
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	263,422	270,043
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	533,217	542,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	1,025	1,025
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	137,499	137,619
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (m)	14,497	14,037
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 1.6799% 2/15/2036 (b)(h)	40,510	3,581
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (m)(n)	144,865	117,359
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (m)	21,734	18,608
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (m)	78,579	64,264
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (m)	86,879	71,561
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	133,095	137,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	663,945	675,186
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 1.7399% 11/15/2036 (b)(h)	191,339	16,484
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	44,348	45,169
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 1.6599% 6/15/2037 (b)(h)	123,647	13,675
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 5.1701% 5/15/2037 (b)(c)	149,744	145,953
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	60,141	60,151
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	599,913	601,511
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	97,455	96,032
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4026 Class MQ, 4% 4/15/2042	115,296	111,491
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4055 Class BI, 3.5% 5/15/2031 (h)	1,897	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	931,105	859,079
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (h)	354,549	24,533
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (h)	1,345	6
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (h)	4,137	41
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4422 Class LA, 4.5% 3/15/2043	15,197	15,166
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (h)	460,896	19,283
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	319,277	313,471
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4492 Class LB, 4% 3/15/2044	73,520	73,267
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4506 Class LB, 4% 4/15/2044	154,687	154,120
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	353,842	351,487
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4522 Class LB, 4% 6/15/2044	123,623	123,131
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4535 Class LB, 4% 8/15/2044	122,535	122,053
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-4636 Class AE, 4% 7/15/2042	207,611	206,820
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	642,773	636,264
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4661 Class AC, 4% 4/15/2043	216,418	215,198
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4676 Class VD, 4% 8/15/2037	133,811	133,288
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	1,524,509	1,452,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	2,155,118	2,080,777
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	964,751	876,771
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	1,035,249	1,006,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	2,819,121	2,250,466
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	1,568,303	1,415,233
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5050 Class KP, 1% 12/25/2050	1,721,037	1,406,818
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	5,687,858	4,893,448
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	1,848,928	1,609,846
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	5,375,330	5,079,585
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	6,596,400	5,820,804
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	6,332,055	5,527,919
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	1,934,142	1,606,418
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	6,764,974	5,947,805
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	2,603,674	2,162,458
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	2,567,812	2,110,636
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	6,570,130	5,697,088
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	2,463,867	2,132,023
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	14,480,604	12,518,004
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	6,894,677	5,970,960
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	5,729,322	4,970,356
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,898,647	2,575,586
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	19,169,268	16,736,569
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,908,426	1,656,755
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	3,967,982	3,449,312
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,818,977	1,614,481
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	3,319,750	2,885,392
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	3,400,454	2,919,395
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	3,319,760	2,885,394
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,380,562	1,226,931
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	6,075,768	5,441,542
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	7,999,421	7,351,597
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class LA, 3% 10/25/2048	7,138,662	6,469,924
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	1,834,451	1,659,326
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	7,639,485	6,929,353
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	1,481,710	1,317,933
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	2,702,081	2,428,253
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	4,286,384	3,956,357
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	2,607,560	2,435,191
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	6,325,944	5,865,350
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	3,653,145	3,434,262
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	5,156,760	4,825,406
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	2,857,623	2,843,742
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	7,469,262	7,289,598
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	6,638,858	6,553,918
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	31,999	32,570
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	3,123	3,174
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	4,903	4,979
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (m)	43,979	35,708
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 5.1518% 5/20/2060 (b)(c)(o)	247,736	247,055
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 5.271% 8/20/2060 (b)(c)(o)	79,282	78,979
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 5.351% 12/20/2060 (b)(c)(o)	173,830	173,174
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 12/20/2060 (b)(c)(o)	153,888	153,674
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 2/20/2061 (b)(c)(o)	157,599	157,344
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 5.461% 2/20/2061 (b)(c)(o)	196,464	196,069
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 4/20/2061 (b)(c)(o)	171,664	171,438
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 5.471% 5/20/2061 (b)(c)(o)	170,854	170,551
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 5.471% 5/20/2061 (b)(c)(o)	160,781	160,546
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 5.501% 6/20/2061 (b)(c)(o)	192,016	191,845
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.571% 10/20/2061 (b)(c)(o)	335,658	335,621
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.671% 11/20/2061 (b)(c)(o)	253,576	253,859
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.671% 1/20/2062 (b)(c)(o)	116,246	116,394
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.601% 1/20/2062 (b)(c)(o)	225,528	225,601
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.601% 3/20/2062 (b)(c)(o)	104,077	104,041
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.621% 5/20/2061 (b)(c)(o)	11,290	11,277
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 5.491% 10/20/2062 (b)(c)(o)	106,708	106,578
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 5.331% 3/20/2063 (b)(c)(o)	212,455	211,809
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.571% 1/20/2064 (b)(c)(o)	107,174	107,161
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.571% 12/20/2063 (b)(c)(o)	175,930	175,895
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 6/20/2064 (b)(c)(o)	692,495	691,525
Ginnie Mae Mortgage pass-thru certificates Series 2014-H20 Class BF, CME Term SOFR 1 month Index + 0.6145%, 5.471% 9/20/2064 (b)(c)(o)	2,520,837	2,516,915
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (o)	10,690	10,340
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 5.371% 12/20/2062 (b)(c)(o)	25,625	25,440
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	1,446,419	1,299,811
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.26% 8/20/2066 (b)(c)(o)	864,826	859,567
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	211,809	208,634
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 1.775% 5/16/2034 (b)(h)	43,298	2,774
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.475% 8/17/2034 (b)(h)	43,159	3,633
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 11.8502% 6/16/2037 (b)(c)	2,577	2,911
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 1.965% 6/16/2037 (b)(h)	78,875	7,668
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	5,258,566	4,988,385
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	2,386,414	2,301,940
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	527,926	508,743
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.3718% 3/20/2060 (b)(c)(o)	313,559	313,273
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (h)	20,662	1,061
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.3794% 7/20/2041 (b)(h)	203,734	18,957
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	1,183,038	1,154,450
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	2,935,429	2,667,990
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	1,093,396	1,002,346
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	1,850,210	1,675,203
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	1,504,630	1,367,456
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	958,908	882,686
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	4,621,564	4,136,338
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	2,686,094	2,465,653
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 5.1207% 1/20/2049 (b)(c)	3,254,160	3,226,925
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 5.2207% 10/20/2049 (b)(c)	1,043,053	1,023,698
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 5.1707% 2/20/2049 (b)(c)	2,043,925	2,013,777
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	3,991,910	3,842,605
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (d)	6,716,267	6,252,776
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	4,353,549	4,062,028
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	2,643,839	2,422,151
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	4,894,154	4,547,557
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	1,451,377	1,423,678
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	1,580,240	1,526,900
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	4,113,844	4,089,650
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	8,455,215	7,963,039
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	10,081,343	9,848,943
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	3,015,527	2,925,965
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (b)(d)	1,522,676	1,469,922
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	10,657,724	10,216,493
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (d)	2,334,865	2,212,531
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (d)	1,108,982	1,101,301
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 6.5772% 7/20/2034 (b)(c)	2,125	1,964
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.3422% 9/25/2043 (b)(c)	996,118	952,859
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	6,693,436	6,264,734
TOTAL UNITED STATES		578,630,646
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $577,860,231)		579,322,012

Commercial Mortgage Securities - 5.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.1%
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2 Class ASB, 2.2446% 6/15/2054 (d)	7,500,000	6,862,762
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 8.6483% 10/15/2034 (b)(c)(d)	2,069,000	2,075,134
BAMLL Commercial Mortgage Securities Trust Series 2015-200P Class F, 3.7157% 4/14/2033 (b)(d)	831,000	807,200
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	14,236,000	13,097,120
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	3,196,000	2,724,656
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.8425% 11/5/2032 (b)(d)	1,322,000	948,623
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 8.4745% 9/15/2038 (b)(c)(d)	1,120,000	911,494
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.76% 1/15/2039 (b)(c)(d)	15,270,484	15,208,572
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 6.16% 1/15/2039 (b)(c)(d)	2,884,868	2,861,476
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.76% 1/15/2039 (b)(c)(d)	2,059,584	2,054,434
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9843% 7/15/2049 (b)	845,000	809,042
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class D, 3% 7/15/2049 (d)	2,108,000	1,831,195
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.8832% 7/15/2049 (b)(h)	14,841,926	207,260
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class C, 4.352% 2/15/2050 (b)	610,000	574,165
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (d)	1,426,000	997,870
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	1,255,360	1,239,144
BANK Series 2017-BNK8 Class D, 2.6% 11/15/2050 (d)	1,738,000	883,455
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (d)	1,092,000	473,326
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	2,752,933	2,710,164
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (b)	2,308,000	2,140,800
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	3,700,000	3,575,392
BANK Series 2018-BN15 Class D, 3% 11/15/2061 (d)	735,000	578,264
BANK Series 2018-BN15 Class E, 3% 11/15/2061 (d)	735,000	528,764
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	677,149	645,950
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	2,606,000	2,345,027
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,800,000	1,718,693
BANK Series 2020-BN25 Class C, 3.4634% 1/15/2063 (b)	1,375,000	1,158,207
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (d)	430,000	298,438
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	1,473,000	1,249,087
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	639,000	539,657
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (d)	441,000	304,588
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/2053 (b)	3,731,000	1,821,610
BANK Series 2021-BN32 Class A5, 2.643% 4/15/2054	630,000	553,153
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	1,238,000	1,077,101
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	1,016,000	857,721
BANK Series 2021-BN33 Class XA, 1.1611% 5/15/2064 (b)(h)	10,203,462	471,666
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	1,860,000	1,584,527
BANK Series 2021-BN38 Class C, 3.325% 12/15/2064 (b)	260,000	206,304
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	1,626,000	1,425,146
BANK Series 2022-BNK40 Class A4, 3.5062% 3/15/2064 (b)	522,000	472,767
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (b)	1,746,000	1,686,178
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (d)	943,000	673,648
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (d)	738,000	494,507
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (d)	1,759,000	1,289,739
BANK Series 2022-BNK44 Class AS, 5.9359% 11/15/2055 (b)	1,097,000	1,116,701
BANK Series 2022-BNK44 Class C, 5.9359% 11/15/2055 (b)	3,642,000	3,435,402
BANK Series 2023-5YR4 Class C, 7.8581% 12/15/2056 (b)	1,068,000	1,127,446
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (b)	1,465,000	1,477,371
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	2,191,000	2,290,881
BANK Series 2023-BNK46 Class B, 6.9996% 8/15/2056 (b)	1,491,000	1,618,311
Bank5 2024-5yr12 Series 2024-5YR12 Class C, 6.3029% 12/15/2057 (b)	1,461,000	1,489,347
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.7292% 8/14/2036 (b)(d)	868,000	762,764
BBCMS Mortgage Trust Series 2016-ETC Class E, 3.7292% 8/14/2036 (b)(d)	637,000	543,942
BBCMS Mortgage Trust Series 2019-C3 Class C, 4.178% 5/15/2052	477,000	410,376
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (d)	333,000	267,092
BBCMS Mortgage Trust Series 2020-C7 Class AS, 2.444% 4/15/2053	226,000	190,365
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	851,000	718,828
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (d)	1,476,000	904,731
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	501,000	434,886
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (b)	2,455,000	2,141,976
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	2,126,000	1,946,921
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	3,210,000	3,142,869
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	791,000	725,120
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055	2,520,000	2,431,179
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055	1,050,000	1,004,503
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (d)	3,429,000	2,288,176
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	2,816,000	2,942,806
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.3486% 12/15/2055 (b)	1,323,000	1,391,594
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	1,796,000	1,851,903
BBCMS Mortgage Trust Series 2023-C19 Class B, 6.5445% 4/15/2056 (b)	846,000	875,376
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	1,566,000	1,632,576
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.5066% 9/15/2056 (b)	1,105,000	1,171,426
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.5066% 9/15/2056 (b)	2,214,000	2,264,963
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.3632% 11/15/2056 (b)	2,818,000	3,057,562
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	790,000	801,598
BBCMS Mortgage Trust Series 2024-C24 Class C, 6% 2/15/2057	338,000	340,709
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	520,000	527,773
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	1,264,000	1,274,278
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	2,953,000	2,870,380
Benchmark Mortgage Trust Series 2018-B6 Class D, 3.2418% 10/10/2051 (b)(d)	1,089,000	814,193
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	2,200,000	2,151,879
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (b)(d)	614,000	457,413
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	840,000	728,800
Benchmark Mortgage Trust Series 2019-B13 Class D, 2.5% 8/15/2057 (d)(e)	1,197,000	649,279
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.4041% 12/15/2062 (b)(d)	719,000	15,245
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.4041% 12/15/2062 (b)(d)	485,000	4,863
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8917% 12/15/2062 (b)(h)	30,596,926	720,053
Benchmark Mortgage Trust Series 2019-B15 Class AAB, 2.859% 12/15/2072	2,499,930	2,393,820
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.5348% 7/15/2053 (b)(d)	1,995,000	1,867,767
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (d)(e)	1,365,000	747,958
Benchmark Mortgage Trust Series 2020-B20 Class E, 2% 10/15/2053 (d)	1,029,000	586,231
Benchmark Mortgage Trust Series 2020-B21 Class A5, 1.9775% 12/17/2053	1,502,000	1,266,667
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	592,000	493,967
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (d)(e)	798,000	518,675
Benchmark Mortgage Trust Series 2020-B22 Class A5, 1.973% 1/15/2054	1,043,000	874,673
Benchmark Mortgage Trust Series 2020-IG2 Class C, 3.4028% 9/15/2048 (b)(d)	546,000	295,195
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.4028% 9/15/2048 (b)(d)	2,679,000	1,063,407
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (b)(d)	1,400,000	1,047,459
Benchmark Mortgage Trust Series 2021-B25 Class 300D, 3.094% 4/15/2054 (b)(d)(e)	1,520,000	725,405
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 3.094% 4/15/2054 (b)(d)(e)	504,000	181,179
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	3,032,000	2,587,761
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	942,000	853,479
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (d)	1,701,000	1,093,907
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	1,094,000	1,057,977
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	1,092,000	1,047,136
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (d)	1,259,000	796,918
Benchmark Mortgage Trust Series 2022-B37 Class A5, 5.7505% 11/15/2055 (b)	1,270,000	1,342,480
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.9422% 11/15/2055 (b)	767,000	783,013
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.7505% 11/15/2055 (b)	1,456,000	1,316,959
Benchmark Mortgage Trust Series 2023-B38 Class A4, 5.5246% 4/15/2056	1,084,000	1,125,004
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.4527% 4/15/2056 (b)	1,058,000	1,085,132
Benchmark Mortgage Trust Series 2023-B38 Class C, 6.4527% 4/15/2056 (b)	1,415,000	1,288,423
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	2,406,000	2,539,365
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.793% 7/15/2056 (b)	1,638,000	1,667,320
Benchmark Mortgage Trust Series 2023-V4 Class C, 7.709% 11/15/2056 (b)	1,070,000	1,126,342
Benchmark Mortgage Trust Series 2024-V5 Class C, 7.205% 1/10/2057 (b)	977,000	1,014,498
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 8.2488% 11/15/2041 (b)(c)(d)	2,385,000	2,379,785
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 8.2982% 8/15/2026 (b)(c)(d)	2,021,105	2,023,966
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.9514% 3/15/2041 (b)(c)(d)	12,651,000	12,658,907
BMO Mortgage Trust Series 2022-C1 Class 360D, 4.0699% 2/17/2055 (b)(d)	798,000	596,082
BMO Mortgage Trust Series 2022-C1 Class 360E, 4.0699% 2/17/2055 (b)(d)	966,000	682,782
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	2,917,000	2,634,281
BMO Mortgage Trust Series 2022-C3 Class D, 2.5% 9/15/2054 (d)	639,000	388,733
BMO Mortgage Trust Series 2023-C4 Class B, 5.5912% 2/15/2056 (b)	835,000	834,669
BMO Mortgage Trust Series 2023-C4 Class C, 6.0583% 2/15/2056 (b)	2,333,000	2,345,812
BMO Mortgage Trust Series 2023-C4 Class D, 6.0583% 2/15/2056 (b)(d)	520,000	461,187
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	1,355,000	1,427,766
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	1,107,000	1,182,966
BMO Mortgage Trust Series 2023-C6 Class AS, 6.5504% 9/15/2056 (b)	1,096,000	1,183,375
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (b)	2,200,000	2,355,643
BMO Mortgage Trust Series 2024-5C3 Class C, 6.8592% 2/15/2057 (b)	280,000	286,816
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	3,600,000	3,722,308
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (b)	1,000,000	1,006,577
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.9812% 6/15/2041 (b)(c)(d)	17,666,000	17,688,083
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.2509% 6/15/2041 (b)(c)(d)	8,722,000	8,727,451
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.4506% 6/15/2041 (b)(c)(d)	6,167,000	6,167,000
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (b)(d)	917,000	926,973
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.001% 11/5/2039 (b)(d)	1,317,000	1,333,701
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.5073% 4/15/2037 (b)(c)(d)	55,733,000	56,011,665
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 7.0563% 4/15/2037 (b)(c)(d)	17,226,000	17,322,896
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (b)(d)	1,264,000	1,268,170
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (b)(d)	738,000	662,293
Braemar Hotels & Resorts Trust Series 2018-PRME Class E, CME Term SOFR 1 month Index + 2.572%, 7.182% 6/15/2035 (b)(c)(d)	294,000	289,844
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.6553% 4/15/2034 (b)(c)(d)	10,114,868	10,020,041
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.9553% 4/15/2034 (b)(c)(d)	11,328,000	11,200,560
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.2553% 4/15/2034 (b)(c)(d)	7,490,000	7,387,013
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.5553% 4/15/2034 (b)(c)(d)	7,862,000	7,734,243
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 8.2553% 4/15/2034 (b)(c)(d)	1,533,000	1,468,717
BX Commercial Mortgage Trust Series 2020-VIVA Class D, 3.667% 3/11/2044 (b)(d)	5,861,000	5,182,510
BX Commercial Mortgage Trust Series 2020-VIVA Class E, 3.667% 3/11/2044 (b)(d)	5,065,000	4,356,060
BX Commercial Mortgage Trust Series 2021-MC Class G, CME Term SOFR 1 month Index + 3.2013%, 7.8103% 4/15/2034 (b)(c)(d)	709,000	605,774
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.4126% 10/15/2036 (b)(c)(d)	37,565,000	37,389,339
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.6223% 10/15/2036 (b)(c)(d)	4,838,000	4,800,295
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.8221% 10/15/2036 (b)(c)(d)	6,475,000	6,414,444
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 6.0218% 10/15/2036 (b)(c)(d)	6,286,000	6,215,453
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.671% 10/15/2036 (b)(c)(d)	21,856,000	21,760,605
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.6696% 10/15/2036 (b)(c)(d)	1,428,000	1,406,059
BX Commercial Mortgage Trust Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.5245% 6/15/2038 (b)(c)(d)	3,466,621	3,422,594
BX Commercial Mortgage Trust Series 2021-SOAR Class J, CME Term SOFR 1 month Index + 3.8645%, 8.4745% 6/15/2038 (b)(c)(d)	2,618,816	2,596,307
BX Commercial Mortgage Trust Series 2021-VINO Class F, CME Term SOFR 1 month Index + 2.9168%, 7.5258% 5/15/2038 (b)(c)(d)	1,400,000	1,388,625
BX Commercial Mortgage Trust Series 2021-VINO Class G, CME Term SOFR 1 month Index + 4.0668%, 8.6758% 5/15/2038 (b)(c)(d)	2,471,700	2,449,144
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 6.1003% 4/15/2037 (b)(c)(d)	20,766,359	20,779,338
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.6222% 2/15/2039 (b)(c)(d)	29,844,718	29,807,478
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.9216% 2/15/2039 (b)(c)(d)	10,532,565	10,496,427
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 6.171% 2/15/2039 (b)(c)(d)	8,992,409	8,961,556
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.5701% 2/15/2039 (b)(c)(d)	8,992,409	8,953,140
BX Commercial Mortgage Trust Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.7151% 2/15/2039 (b)(c)(d)	2,425,745	2,416,443
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.3707% 12/9/2040 (b)(c)(d)	14,230,789	14,279,708
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.8001% 12/9/2040 (b)(c)(d)	3,146,389	3,148,354
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.2495% 12/9/2040 (b)(c)(d)	1,704,101	1,705,697
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 8.1981% 12/9/2040 (b)(c)(d)	2,128,577	2,131,900
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 8.1956% 11/15/2041 (b)(c)(d)	1,801,000	1,806,065
BX Commercial Mortgage Trust Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 8.2972% 5/15/2034 (b)(c)(d)	5,972,000	5,923,483
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.2506% 5/15/2041 (b)(d)	35,732,683	35,844,348
BX Commercial Mortgage Trust Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 8.2976% 5/15/2041 (b)(c)(d)	3,021,931	3,008,616
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 8.3476% 2/15/2039 (b)(c)(d)	1,869,195	1,877,288
BX Commercial Mortgage Trust Series 2024-VLT5 Class A, 5.4104% 11/13/2046 (b)(d)	2,095,000	2,137,508
BX Commercial Mortgage Trust Series 2024-VLT5 Class B, 5.9034% 11/13/2046 (b)(d)	513,000	525,986
BX Commercial Mortgage Trust Series 2024-VLT5 Class C, 6.3425% 11/13/2046 (b)(d)	1,935,000	1,983,609
BX Commercial Mortgage Trust Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (b)(d)	2,094,000	2,227,012
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 8.1977% 3/15/2034 (b)(c)(d)	1,930,000	1,929,134
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 6.0009% 3/15/2041 (b)(c)(d)	64,971,047	65,153,778
BX Commercial Mortgage Trust Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 8.2976% 3/15/2041 (b)(c)(d)	5,648,657	5,626,951
BX Trust Series 2019-OC11 Class A, 3.202% 12/9/2041 (d)	3,131,000	2,865,403
BX Trust Series 2019-OC11 Class D, 4.0755% 12/9/2041 (b)(d)	168,000	153,157
BX Trust Series 2019-OC11 Class E, 4.0755% 12/9/2041 (b)(d)	10,841,000	9,613,385
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 8.0185% 11/15/2038 (b)(c)(d)	1,402,615	1,382,334
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.5245% 2/15/2036 (b)(c)(d)	5,800,000	5,798,274
BX Trust Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.5145%, 7.1245% 2/15/2036 (b)(c)(d)	947,000	926,088
BX Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.5145%, 7.1245% 2/15/2036 (b)(c)(d)	270,457	264,484
BX Trust Series 2021-LBA Class GJV, CME Term SOFR 1 month Index + 3.1145%, 7.7245% 2/15/2036 (b)(c)(d)	2,779,000	2,669,117
BX Trust Series 2021-LBA Class GV, CME Term SOFR 1 month Index + 3.1145%, 7.7245% 2/15/2036 (b)(c)(d)	1,144,302	1,099,055
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.7235% 1/15/2034 (b)(c)(d)	2,640,400	2,602,678
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 8.6235% 1/15/2034 (b)(c)(d)	142,800	139,924
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.3945% 6/15/2038 (b)(c)(d)	14,324,142	14,297,285
BX Trust Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 7.1238% 9/15/2036 (b)(c)(d)	4,693,000	4,684,200
BX Trust Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.5738% 9/15/2036 (b)(c)(d)	6,499,000	6,442,134
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 6.7743% 8/15/2039 (b)(c)(d)	8,215,145	8,222,839
BX Trust Series 2022-GPA Class D, CME Term SOFR 1 month Index + 4.061%, 8.6703% 8/15/2043 (b)(c)(d)	1,784,300	1,785,971
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.5493% 4/15/2037 (b)(c)(d)	12,024,484	12,028,242
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.8993% 4/15/2037 (b)(c)(d)	2,388,923	2,388,923
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.4483% 4/15/2037 (b)(c)(d)	1,999,644	1,999,643
BX Trust Series 2022-IND Class F, CME Term SOFR 1 month Index + 4.786%, 9.3953% 4/15/2037 (b)(c)(d)	2,997,666	3,008,403
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 7.3093% 1/15/2039 (b)(c)(d)	2,075,000	2,060,735
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.9593% 1/15/2039 (b)(c)(d)	2,072,000	2,057,587
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 8.8093% 1/15/2039 (b)(c)(d)	651,000	646,496
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.9083% 1/15/2039 (b)(c)(d)	783,000	770,738
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.0512% 4/15/2041 (b)(c)(d)	43,364,612	43,418,454
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.3008% 4/15/2041 (b)(c)(d)	6,911,800	6,913,960
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.5505% 4/15/2041 (b)(c)(d)	5,737,845	5,741,431
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.2979% 4/15/2041 (b)(c)(d)	4,930,035	4,903,309
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.7262% 11/15/2026 (b)(c)(d)	1,045,000	1,043,041
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.7247% 11/15/2026 (b)(c)(d)	5,015,000	5,005,588
BX Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.4987% 7/15/2029 (b)(c)(d)	2,450,000	2,453,828
BX Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.5472% 7/15/2029 (b)(c)(d)	6,050,000	6,047,094
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 6.0513% 2/15/2039 (b)(c)(d)	28,132,869	28,220,785
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.4008% 2/15/2039 (b)(c)(d)	3,541,030	3,541,027
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.7974% 2/15/2039 (b)(c)(d)	3,393,285	3,381,009
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.3005% 3/15/2041 (b)(c)(d)	11,099,745	11,096,255
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.5502% 3/15/2041 (b)(c)(d)	14,735,948	14,731,340
BXP Trust Series 2021-601L Class E, 2.868% 1/15/2044 (b)(d)	336,000	227,789
BXSC Commercial Mortgage Trust Series 2022-WSS Class F, 9.939% 3/15/2035 (b)(d)	2,721,000	2,736,093
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/2039 (b)(d)	1,743,000	1,053,311
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.977% 12/15/2037 (b)(c)(d)	1,538,000	1,538,000
CAMB Commercial Mortgage Trust Series 2019-LIFE Class E, CME Term SOFR 1 month Index + 2.447%, 7.057% 12/15/2037 (b)(c)(d)	4,468,000	4,459,806
CAMB Commercial Mortgage Trust Series 2019-LIFE Class F, CME Term SOFR 1 month Index + 2.847%, 7.457% 12/15/2037 (b)(c)(d)	151,000	149,729
CAMB Commercial Mortgage Trust Series 2019-LIFE Class G, CME Term SOFR 1 month Index + 3.547%, 8.157% 12/15/2037 (b)(c)(d)	4,874,000	4,793,927
CD Mortgage Trust Series 2017-CD3 Class C, 4.6876% 2/10/2050 (b)	1,482,000	543,706
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (d)(e)	1,340,000	272,059
CEDR Commercial Mortgage Trust Series 2022-SNAI Class F, CME Term SOFR 1 month Index + 3.6135%, 8.2228% 2/15/2039 (b)(c)(d)	3,948,000	3,495,242
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	36,435,022	34,331,483
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	4,691,805	4,550,756
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	3,193,235	3,067,714
CGMS Commercial Mortgage Trust Series 2017-B1 Class A4, 3.458% 8/15/2050	1,400,000	1,336,530
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.1676% 4/10/2048 (b)(h)	23,196,490	8,464
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 1.0172% 9/10/2058 (b)(h)	49,206,129	181,325
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	3,539,305	3,447,771
Citigroup Commercial Mortgage Trust Series 2016-P4 Class D, 4.0938% 7/10/2049 (b)(d)(e)	1,707,000	1,394,067
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6905% 12/10/2049 (b)(h)	36,262,812	309,402
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4, 3.102% 12/15/2072	1,596,000	1,470,611
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class AAB, 2.7198% 8/10/2056	9,243,998	8,777,925
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class D, 3% 8/10/2056 (d)	378,000	278,046
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.4222% 11/10/2042 (b)(d)	496,000	432,988
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.4222% 11/10/2042 (b)(d)	2,374,000	1,998,541
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	5,700,000	5,374,121
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (d)	1,806,000	1,174,900
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.5717% 7/10/2028 (b)(d)	1,225,000	1,242,911
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.5717% 7/10/2028 (b)(d)	1,195,000	1,193,572
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 6.0475% 10/12/2040 (b)(d)	2,143,000	2,117,098
COMM Mortgage Trust Series 2012-CR1 Class D, 4.5795% 5/15/2045 (b)(d)	1,219,202	991,695
COMM Mortgage Trust Series 2012-LC4 Class C, 5.4803% 12/10/2044 (b)	166,000	147,535
COMM Mortgage Trust Series 2013-LC6 Class D, 4.0579% 1/10/2046 (b)(d)	452,464	426,208
COMM Mortgage Trust Series 2013-LC6 Class E, 3.5% 1/10/2046 (d)	959,000	852,498
COMM Mortgage Trust Series 2014-CR15 Class D, 4.077% 2/10/2047 (b)(d)	298,000	269,825
COMM Mortgage Trust Series 2014-CR17 Class E, 5.0045% 5/10/2047 (b)(d)(e)	255,000	142,183
COMM Mortgage Trust Series 2014-CR20 Class C, 4.6248% 11/10/2047 (b)	670,862	632,287
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.9105% 3/10/2047 (b)(d)	644,206	483,154
COMM Mortgage Trust Series 2014-UBS6 Class XA, 0.641% 12/10/2047 (b)(h)	7,605,002	87
COMM Mortgage Trust Series 2015-3BP Class F, 3.3463% 2/10/2035 (b)(d)	1,538,000	1,344,048
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (b)	2,526,000	2,369,077
COMM Mortgage Trust Series 2015-DC1 Class C, 4.409% 2/10/2048 (b)	1,690,000	1,458,381
COMM Mortgage Trust Series 2015-LC19 Class B, 3.829% 2/10/2048	177,000	170,940
COMM Mortgage Trust Series 2015-LC19 Class C, 4.3634% 2/10/2048 (b)	2,097,600	1,998,248
COMM Mortgage Trust Series 2015-LC19 Class D, 2.867% 2/10/2048 (d)	2,184,000	1,926,091
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (b)	1,316,000	1,185,184
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (d)	312,000	256,958
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (d)	368,000	310,311
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.955% 9/15/2033 (b)(c)(d)(e)	468,000	31,832
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.9613% 9/15/2033 (b)(c)(d)(e)	544,000	4,362
Commercial Mortgage Trust Series 2016-CD2 Class C, 4.1082% 11/10/2049 (b)	619,000	348,695
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.8582% 11/10/2049 (b)	546,000	241,718
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	6,748,000	6,595,851
Computershare Corporate Trust Series 2020-C58 Class A4, 2.092% 7/15/2053	2,055,000	1,753,550
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.4978% 8/15/2041 (b)(c)(d)	2,124,000	2,121,345
CPT Mortgage Trust Series 2019-CPT Class E, 3.0967% 11/13/2039 (b)(d)	1,687,000	1,315,282
CPT Mortgage Trust Series 2019-CPT Class F, 3.0967% 11/13/2039 (b)(d)	1,196,000	862,474
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 9.0406% 6/15/2034 (c)(d)(e)	1,135,200	412,848
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 month Index + 3.5737%, 8.1827% 5/9/2025 (b)(c)(d)	1,351,203	1,307,900
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.4078% 6/15/2050 (b)	2,305,000	1,953,020
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class C, 4.9803% 4/15/2051 (b)	495,000	455,272
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	3,580,000	3,456,466
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (b)	1,113,000	1,006,699
CSAIL Commercial Mortgage Trust Series 2019-C18 Class AS, 3.3214% 12/15/2052	849,706	764,874
CSMC Trust Series 2019-UVIL Class E, 3.3928% 12/15/2041 (b)(d)	3,429,000	2,750,408
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	3,862,364	3,727,475
DBGS Mortgage Trust Series 2018-C1 Class C, 4.7952% 10/15/2051 (b)	355,000	312,554
DBGS Mortgage Trust Series 2019-1735 Class F, 4.3344% 4/10/2037 (b)(d)	1,188,000	701,346
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	639,000	536,742
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/2053 (d)	377,000	259,731
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5317% 8/10/2044 (b)(d)	674,994	629,746
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.3785% 9/12/2040 (b)(d)	2,017,000	2,045,050
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/2045 (b)(d)	449,000	292,118
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6183% 8/10/2049 (b)	382,000	325,022
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 8.6093% 3/15/2034 (b)(c)(d)	2,848,000	2,855,298
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	5,523,000	5,634,261
DTP Coml Mtg Trust Series 2023-STE2 Class C, 6.6891% 1/15/2041 (b)(d)	621,000	622,638
DTP Coml Mtg Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (b)(d)	5,078,000	5,053,201
DTP Coml Mtg Trust Series 2023-STE2 Class E, 5.9685% 1/15/2041 (b)(d)	810,000	759,169
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.4255% 11/15/2038 (b)(c)(d)	57,379,211	57,164,039
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.3915% 11/15/2038 (b)(c)(d)	5,045,128	5,032,515
ELP Commercial Mortgage Trust Series 2021-ELP Class G, CME Term SOFR 1 month Index + 3.2305%, 7.8405% 11/15/2038 (b)(c)(d)	1,967,710	1,943,538
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.3394% 11/15/2038 (b)(c)(d)	4,948,240	4,820,915
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	1,911,000	1,925,949
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (b)(d)	1,614,000	1,620,695
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (b)(d)	341,000	343,335
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.8035% 7/15/2038 (b)(c)(d)	15,201,188	15,210,689
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 6.1035% 7/15/2038 (b)(c)(d)	18,047,255	18,064,174
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.4235% 7/15/2038 (b)(c)(d)	5,415,506	5,427,352
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.9735% 7/15/2038 (b)(c)(d)	10,940,954	10,971,726
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.4235% 7/15/2038 (b)(c)(d)	6,260,460	6,287,850
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K043 Class A2, 3.062% 12/25/2024	5,182,257	5,165,134
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	2,116,245	2,093,260
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	27,475,461	26,835,231
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	4,839,000	4,690,817
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	3,300,000	3,195,279
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	8,700,000	8,481,309
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K091 Class A2, 3.505% 3/25/2029	10,600,000	10,215,606
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	2,896,587	2,830,079
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	14,970,442	14,500,235
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K744 Class A2, 1.712% 7/25/2028	5,902,390	5,385,267
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K745 Class A2, 1.657% 8/25/2028	6,500,000	5,888,313
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	3,200,000	3,038,060
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	5,100,000	4,395,061
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	2,300,000	2,277,654
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	4,614,000	4,597,585
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-164 Class A2, 5% 5/25/2034	1,700,000	1,751,668
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	2,100,000	2,080,232
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K755 Class A2, 5.203% 2/25/2031	34,000,000	35,168,985
FS Commercial Mortgage Trust Series 2023-4SZN Class C, 8.3916% 11/10/2039 (b)(d)	2,396,000	2,487,824
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.3827% 11/10/2039 (b)(d)	555,000	579,682
GS Mortgage Securities Trust Series 2010-C1 Class B, 5.148% 8/10/2043 (d)	20,231	20,177
GS Mortgage Securities Trust Series 2010-C1 Class X, 0.5442% 8/10/2043 (b)(d)(h)	382,553	828
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.2968% 8/10/2044 (b)(d)	908,923	705,584
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.2968% 8/10/2044 (b)(d)	623,936	342,054
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.2968% 8/10/2044 (b)(d)(e)	773,957	167,933
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (d)(e)	1,339,218	4,018
GS Mortgage Securities Trust Series 2012-GCJ9 Class D, 4.7543% 11/10/2045 (b)(d)	1,572,836	1,431,368
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.7543% 11/10/2045 (b)(d)	896,000	734,770
GS Mortgage Securities Trust Series 2013-GC10 Class D, 4.6884% 2/10/2046 (b)(d)	586,000	570,434
GS Mortgage Securities Trust Series 2015-GC34 Class A3, 3.244% 10/10/2048	1,157,715	1,144,316
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.3448% 10/10/2048 (b)(h)	14,948,046	83,902
GS Mortgage Securities Trust Series 2016-GS2 Class D, 2.753% 5/10/2049 (d)	703,000	625,870
GS Mortgage Securities Trust Series 2016-GS4 Class C, 4.0747% 11/10/2049 (b)	464,000	387,846
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (b)	1,155,000	815,149
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	1,755,354	1,677,470
GS Mortgage Securities Trust Series 2018-3PCK Class A, CME Term SOFR 1 month Index + 2.0645%, 6.6745% 9/15/2031 (b)(c)(d)	13,390,217	13,259,526
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	2,900,000	2,802,325
GS Mortgage Securities Trust Series 2018-GS9 Class D, 3% 3/10/2051 (d)	835,000	645,728
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (d)	1,000,000	781,630
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (d)	1,176,000	846,676
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.8253% 9/10/2052 (b)	1,750,000	1,455,639
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (d)	408,000	295,454
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	2,087,000	1,922,499
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	2,023,000	1,830,618
GS Mortgage Securities Trust Series 2020-GC45 Class D, 2.85% 2/13/2053 (d)(e)	952,000	704,976
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.3258% 12/13/2039 (b)(d)	735,000	581,129
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.5679% 5/12/2053 (b)(d)	336,000	243,724
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 10/15/2036 (b)(c)(d)	18,953,000	18,810,853
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.8745% 10/15/2036 (b)(c)(d)	2,930,000	2,888,265
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.2745% 10/15/2036 (b)(c)(d)	2,414,000	2,375,128
GS Mortgage Securities Trust Series 2023-SHIP Class D, 6.273% 9/10/2038 (b)(d)	1,752,000	1,740,290
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.6814% 9/10/2038 (b)(d)	4,514,000	4,542,559
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.7226% 8/10/2041 (b)(d)	989,000	981,706
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (b)(d)	5,051,000	4,839,353
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (b)(d)	5,070,000	4,809,805
Home Partners of America Trust Series 2019-1 Class E, 3.604% 9/17/2039 (d)	543,435	506,465
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (d)	88,413	81,393
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.5579% 7/10/2039 (b)(d)	861,000	695,513
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (d)	1,064,000	999,102
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 7.0976% 8/15/2039 (b)(c)(d)	27,660,000	27,763,656
Intown Mortgage Trust Series 2022-STAY Class E, CME Term SOFR 1 month Index + 5.0314%, 9.6404% 8/15/2039 (b)(c)(d)	1,087,000	1,089,715
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class A5, 3.9342% 9/15/2047	149,388	149,056
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (d)	194,000	187,233
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.9236% 1/15/2048 (b)(d)	3,811,000	3,012,593
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA, 0.5527% 7/15/2048 (b)(h)	35,909,198	40,430
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.8034% 11/15/2048 (b)	1,942,000	796,523
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5114% 12/15/2049 (b)(d)	1,251,000	847,225
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	3,040,167	2,948,303
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	423,695	415,647
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class C, 3.1657% 12/15/2049 (b)	603,000	482,314
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.1657% 12/15/2049 (b)(d)	1,242,000	937,463
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.4153% 6/15/2051 (b)(d)	406,000	298,037
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (d)(e)	567,000	223,384
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	1,000,000	812,836
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (d)(e)	714,000	345,056
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.7091% 2/15/2046 (b)(d)	1,156,000	520,646
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class G, 4.409% 2/15/2046 (b)(d)	368,000	35,497
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class H, 4.409% 2/15/2046 (b)(d)(e)	828,000	57,244
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class J, 4.409% 2/15/2046 (b)(d)(e)	106,000	322
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.8459% 6/15/2045 (b)(d)	1,347,801	1,232,719
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (d)	1,124,000	929,475
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (d)(e)	1,233,000	686,153
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class C, 3.9582% 4/15/2046 (b)	1,025,000	677,878
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.5186% 4/15/2046 (b)(e)	1,638,000	573,730
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (b)(d)	1,851,000	64,414
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.9314% 6/10/2027 (b)(d)(e)	945,000	2,377
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.9314% 6/10/2027 (b)(d)(e)	1,519,000	3,741
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.767% 7/5/2031 (b)(d)(e)	743,000	135,560
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	8,593,000	8,030,801
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	2,322,000	1,842,448
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	4,241,000	3,136,537
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (b)(d)(h)	35,039,000	606,760
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (d)	1,569,000	1,441,312
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.9089% 6/5/2039 (b)(d)	876,000	769,114
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.9089% 6/5/2039 (b)(d)	1,690,000	1,443,089
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (d)(e)	723,000	263,902
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (d)(e)	1,145,000	243,324
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.6882% 1/16/2037 (b)(d)	441,000	57,996
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.9904% 10/5/2039 (b)(d)	3,083,000	2,963,081
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 7.0245% 8/15/2038 (b)(c)(d)	850,020	838,490
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.6745% 8/15/2038 (b)(c)(d)	1,968,832	1,940,629
KSL Commercial Mortgage Trust Series 2023-HT Class C, CME Term SOFR 1 month Index + 3.4385%, 8.0478% 12/15/2036 (b)(c)(d)	1,465,010	1,465,904
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 8.2974% 6/15/2026 (b)(c)(d)	860,000	860,805
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 9.0463% 6/15/2026 (b)(c)(d)	1,570,000	1,570,095
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (d)	2,924,026	2,812,651
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.9045% 5/15/2039 (b)(c)(d)	41,422,000	40,412,339
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.4032% 5/15/2039 (b)(c)(d)	24,765,000	23,613,789
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.7024% 5/15/2039 (b)(c)(d)	13,877,000	13,113,765
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 7.1512% 5/15/2039 (b)(c)(d)	12,332,000	11,395,463
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 3/15/2038 (b)(c)(d)	18,868,663	18,632,805
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.6035% 3/15/2038 (b)(c)(d)	5,325,103	5,255,211
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.8235% 3/15/2038 (b)(c)(d)	3,350,199	3,302,040
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 6.1235% 3/15/2038 (b)(c)(d)	4,659,664	4,581,032
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.4735% 3/15/2038 (b)(c)(d)	4,071,158	3,954,112
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (b)(d)	1,563,000	1,545,451
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/2040 (b)(d)	819,000	433,315
Mft Trust Series 2020-B6 Class C, 3.3922% 8/10/2040 (b)(d)(e)	707,000	428,662
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.3244% 4/15/2038 (b)(c)(d)	1,937,600	1,936,389
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.9244% 4/15/2038 (b)(c)(d)	3,853,600	3,819,307
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 7.1235% 5/15/2038 (b)(c)(d)	724,800	716,646
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4245% 7/15/2038 (b)(c)(d)	3,100,000	3,090,313
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.9245% 7/15/2038 (b)(c)(d)	6,070,000	6,039,650
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.4745% 7/15/2038 (b)(c)(d)	1,752,000	1,745,430
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.6745% 7/15/2038 (b)(c)(d)	1,281,000	1,272,236
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.8685% 1/15/2027 (b)(c)(d)	346,413	343,599
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.5668% 1/15/2027 (b)(c)(d)	1,033,770	1,021,935
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (d)	867,000	881,534
MOFT Trust Series 2020-ABC Class E, 3.5926% 2/10/2042 (b)(d)	349,000	136,220
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class D, 4.5041% 11/15/2045 (b)(d)(e)	1,469,000	1,175,157
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.5041% 11/15/2045 (b)(d)	693,000	93,534
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013 Class C, 4.1747% 2/15/2046 (b)	42,111	40,202
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.9634% 10/15/2046 (b)(d)	1,299,000	1,169,672
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.8465% 5/15/2046 (b)	920,000	814,359
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.9345% 5/15/2046 (b)(d)	2,660,000	2,307,373
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class E, 3.9345% 5/15/2046 (b)(d)	722,000	613,645
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class XA, 1.1742% 10/15/2048 (b)(h)	23,470,249	83,329
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class C, 4.1706% 9/15/2049 (b)	266,000	225,424
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class C, 4.3973% 11/15/2049 (b)	603,000	514,799
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class C, 4.4093% 12/15/2049 (b)	415,000	371,739
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (d)	947,000	799,732
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.385% 6/15/2044 (b)(d)	757,855	748,756
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.385% 6/15/2044 (b)(d)	748,000	449,169
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.5197% 6/15/2044 (b)(d)(h)	2,448,424	8,684
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 5.1071% 7/15/2049 (b)(d)	362,363	353,446
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 5.1071% 7/15/2049 (b)(d)	332,000	306,815
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 5.1071% 7/15/2049 (b)(d)	1,123,200	979,407
Morgan Stanley Capital I Trust Series 2012-C4 Class D, 5.3359% 3/15/2045 (b)(d)	166,237	155,010
Morgan Stanley Capital I Trust Series 2014-150E Class C, 4.4382% 9/9/2032 (b)(d)	418,000	273,247
Morgan Stanley Capital I Trust Series 2014-150E Class F, 4.4382% 9/9/2032 (b)(d)	734,000	260,570
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.1525% 5/15/2048 (b)	467,000	441,655
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.1525% 5/15/2048 (b)	779,000	686,841
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.1525% 5/15/2048 (b)(d)	1,371,000	1,022,899
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 4.0077% 11/15/2049 (b)	603,000	474,610
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (d)	1,456,000	790,948
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	1,125,000	1,071,554
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,985,000	1,758,526
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (d)	3,406,000	2,640,459
Morgan Stanley Capital I Trust Series 2017-HR2 Class A4, 3.587% 12/15/2050	3,580,000	3,436,309
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	2,054,000	1,759,809
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	7,706,000	7,491,305
Morgan Stanley Capital I Trust Series 2018-MP Class E, 4.4185% 7/11/2040 (b)(d)	1,711,000	1,106,447
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.5085% 4/5/2042 (b)(d)	462,000	343,362
Morgan Stanley Capital I Trust Series 2020-HR8 Class D, 2.5% 7/15/2053 (d)	756,000	536,314
Morgan Stanley Capital I Trust Series 2020-L4 Class C, 3.536% 2/15/2053	205,000	173,556
Morgan Stanley Capital I Trust Series 2021-L5 Class A4, 2.728% 5/15/2054	3,345,000	2,930,378
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2892% 6/15/2054 (b)(h)	25,863,334	1,252,383
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (d)	1,471,559	1,527,683
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 1.0718% 5/5/2029 (b)(d)(h)	65,834,353	2,266,348
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	1,713,000	1,593,672
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.0785% 9/24/2057 (b)(d)	1,849,000	1,732,771
MSJP Series 2015-HAUL Class E, 5.0127% 9/5/2047 (b)(d)	311,000	261,808
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	1,625,000	1,714,036
MSWF Commercial Mortgage Trust Series 2023-1 Class C, 6.9056% 5/15/2056 (b)	1,083,000	1,138,299
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 7.1101% 12/15/2056 (b)	1,126,000	1,232,217
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.2521% 12/15/2056 (b)	878,000	938,325
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (d)	369,000	291,304
Natixis Commercial Mortgage Securities Trust Series 2018-285M Class F, 3.9167% 11/15/2032 (b)(d)(e)	307,000	197,248
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.2724% 5/15/2039 (b)(d)	1,321,000	1,158,179
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.2724% 5/15/2039 (b)(d)	1,374,000	1,144,423
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ2, 3.6167% 1/15/2037 (b)(d)	735,000	485,905
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ3, 3.6167% 1/15/2037 (b)(d)	336,000	188,161
Nxpt Coml Mtg Tr Series 2024-STOR Class E, 6.9267% 11/5/2041 (b)(d)	4,121,000	4,022,159
NYT Mortgage Trust Series 2019-NYT Class F, CME Term SOFR 1 month Index + 3.297%, 7.907% 12/15/2035 (b)(c)(d)	1,385,000	1,003,639
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(c)(d)	13,590,961	13,718,315
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.4473% 10/15/2028 (b)(c)(d)	8,189,156	8,250,237
OPEN Trust Series 2023-AIR Class C, CME Term SOFR 1 month Index + 5.2359%, 9.8452% 10/15/2028 (b)(c)(d)	1,102,015	1,110,234
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 11.293% 10/15/2028 (b)(c)(d)	3,460,479	3,477,666
OPEN Trust Series 2023-AIR Class E, CME Term SOFR 1 month Index + 9.4295%, 14.0388% 10/15/2028 (b)(c)(d)	1,469,633	1,476,925
OPG Trust Series 2021-PORT Class G, CME Term SOFR 1 month Index + 2.5125%, 7.1225% 10/15/2036 (b)(c)(d)	602,550	598,031
OPG Trust Series 2021-PORT Class J, CME Term SOFR 1 month Index + 3.4605%, 8.0705% 10/15/2036 (b)(c)(d)	638,300	631,065
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 8.0745% 7/15/2038 (b)(c)(d)(e)	986,000	651,425
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 10.7245% 7/15/2038 (b)(c)(d)(e)	280,000	131,577
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (d)	3,045,000	2,446,049
Prima Capital Ltd Series 2021-9A Class C, CME Term SOFR 1 month Index + 2.4645%, 7.0749% 12/15/2037 (b)(c)(d)	1,419,983	1,420,651
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (d)	662,686	675,466
Rocc 2024-Cntr E Series 2024-CNTR Class E, 8.8191% 11/13/2041 (d)	2,986,000	3,120,323
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.8885% 11/15/2034 (b)(c)(d)	2,529,000	2,522,555
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.887% 11/15/2034 (b)(c)(d)	2,107,000	2,101,624
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/2037 (b)(d)	2,364,000	2,049,233
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 8.2093% 10/15/2041 (b)(c)(d)	2,058,000	2,076,008
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 9.0593% 10/15/2041 (b)(c)(d)	1,166,000	1,174,752
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 7.31% 1/15/2039 (b)(c)(d)	2,039,000	1,937,408
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.96% 1/15/2039 (b)(c)(d)	800,000	756,134
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/2038 (b)(d)	1,113,000	421,423
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.6093% 2/15/2039 (b)(c)(d)	7,618,000	7,486,102
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.2593% 2/15/2039 (b)(c)(d)	3,962,000	3,883,592
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.3% 7/15/2036 (b)(c)(d)	4,344,000	4,335,855
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.9893% 10/15/2038 (b)(c)(d)	1,487,000	1,459,266
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.4546% 11/15/2038 (b)(c)(d)	32,154,421	32,130,640
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.8036% 11/15/2038 (b)(c)(d)	16,326,951	16,275,930
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 6.0528% 11/15/2038 (b)(c)(d)	10,139,877	10,102,379
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.302% 11/15/2038 (b)(c)(d)	6,663,594	6,646,935
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.6976% 11/15/2038 (b)(c)(d)	5,465,601	5,378,059
SREIT Trust Series 2021-MFP2 Class G, CME Term SOFR 1 month Index + 3.082%, 7.691% 11/15/2036 (b)(c)(d)	1,090,000	1,061,893
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.639% 11/15/2036 (b)(c)(d)	3,205,000	3,140,239
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.3396% 10/15/2034 (b)(c)(d)	798,000	791,234
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 7.627% 11/15/2036 (b)(c)(d)	2,268,000	2,212,823
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 8.275% 11/15/2036 (b)(c)(d)	2,492,000	2,436,318
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.924% 11/15/2036 (b)(c)(d)	525,000	511,882
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.9889% 2/12/2041 (b)(d)	185,000	118,541
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/2040 (d)	2,499,000	2,549,832
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(d)	446,067	418,188
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(d)	762,700	240,759
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1254% 12/15/2050 (b)(h)	40,985,083	1,028,730
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.8393% 2/15/2051 (b)	336,000	296,287
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	2,000,000	1,932,493
UBS-BAMLL Trust Series 2012-WRM Class C, 4.3793% 6/10/2030 (b)(d)	110,000	106,700
UBS-BAMLL Trust Series 2012-WRM Class D, 4.3793% 6/10/2030 (b)(d)	746,000	716,160
UBS-BAMLL Trust Series 2012-WRM Class E, 4.3793% 6/10/2030 (b)(d)(e)	849,000	806,550
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.9745% 7/15/2039 (b)(c)(d)	1,019,000	896,211
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 8.6245% 7/15/2039 (b)(c)(d)(e)	1,383,000	720,844
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 9.7245% 7/15/2039 (b)(c)(d)(e)	315,000	145,076
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	25,554,000	20,767,498
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	1,600,000	1,275,237
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (b)(d)	35,000,000	730,471
Wells Fargo Commercial Mortgage Trust 2024-5c2 Series 2024-5C2 Class C, 6.3337% 11/15/2057 (b)	728,000	738,501
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.0908% 11/15/2048 (b)(h)	19,069,093	85,075
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4 Class D, 3.8263% 12/15/2048 (b)	861,000	768,321
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class C, 3.071% 8/15/2049	446,000	293,659
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (d)	487,000	236,080
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA, 2.2105% 6/15/2049 (b)(h)	15,406,087	259,269
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class C, 4.4743% 12/15/2059 (b)	575,000	518,660
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.5389% 11/15/2049 (b)	1,323,000	1,228,237
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class D, 3.059% 11/15/2049 (d)	1,337,000	1,140,115
Wells Fargo Commercial Mortgage Trust Series 2018-C43 Class C, 4.514% 3/15/2051	401,000	370,664
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (d)	2,676,000	2,014,475
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0773% 8/15/2051 (b)(h)	41,451,280	901,014
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (b)	2,887,000	2,673,281
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	2,255,321	2,165,972
Wells Fargo Commercial Mortgage Trust Series 2019-C53 Class B, 3.514% 10/15/2052	1,142,000	1,020,512
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	4,000,000	3,791,884
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (d)	1,034,000	779,601
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	2,113,000	1,804,179
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (d)	880,000	624,090
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4, 2.658% 11/15/2054	1,095,000	945,675
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.9245% 5/15/2031 (b)(c)(d)	17,572,000	17,252,979
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.6145%, 7.2245% 2/15/2040 (b)(c)(d)	310,400	306,586
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class E, CME Term SOFR 1 month Index + 3.7645%, 8.3745% 2/15/2040 (b)(c)(d)	220,800	218,939
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.5743% 7/15/2035 (b)(d)	1,215,000	1,217,281
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.4006% 10/15/2041 (b)(c)(d)	24,500,000	24,490,670
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.6% 8/15/2041 (b)(c)(d)	5,200,000	5,208,776
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.3004% 8/15/2041 (b)(c)(d)	12,400,000	12,421,301
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (b)(d)	439,833	140,817
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 5.1487% 6/15/2044 (b)(d)	347,901	320,066
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 5.1487% 6/15/2044 (b)(d)	335,432	288,955
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (b)(e)	372,000	123,619
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.1984% 3/15/2045 (b)(d)	801,251	683,041
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1984% 3/15/2045 (b)(d)	1,774,872	1,189,107
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 4.0863% 5/15/2045 (b)(d)	478,437	422,908
WF-RBS Commercial Mortgage Trust Series 2013-C16 Class D, 4.7678% 9/15/2046 (b)(d)	120,118	111,049
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XA, 0.6486% 8/15/2047 (b)(h)	1,804,449	3,141
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	1,461,000	1,369,426
WFCM Series 2022-C62 Class C, 4.3514% 4/15/2055 (b)	1,923,000	1,602,892
WFCM Series 2022-C62 Class D, 2.5% 4/15/2055 (d)	1,365,000	887,143
Worldwide Plaza Trust Series 2017-WWP Class E, 3.7154% 11/10/2036 (b)(d)	348,000	30,365
Worldwide Plaza Trust Series 2017-WWP Class F, 3.7154% 11/10/2036 (b)(d)	1,960,000	133,748
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/2035 (b)(d)	528,000	460,039
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.6332% 6/5/2035 (b)(d)	1,378,000	1,178,562
TOTAL UNITED STATES		1,977,708,733
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,022,349,555)		1,977,708,733

Common Stocks - 0.1%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
New Cineworld Ltd (e)(p)	137,267	2,653,371
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC (p)	16,300	905,139
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (e)(p)	65,301	837,812
Specialty Retail - 0.0%
Joann Inc (e)	945,558	1,768,193
TOTAL CONSUMER DISCRETIONARY		3,511,144

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	112,202	6,637,870
EP Energy Corp (e)(p)	6,556	8,457
Expand Energy Corp	91,908	9,095,217
Expand Energy Corp	619	61,256
Exxon Mobil Corp	22,714	2,679,343
Mesquite Energy Inc (e)(p)	113,725	9,766,714
New Fortress Energy Inc (q)	154,912	1,652,911
		29,901,768
Financials - 0.0%
Financial Services - 0.0%
Acnr Holdings Inc (e)	39,857	3,581,151
Carnelian Point Holdings LP warrants (e)(p)	1,766	5,157
Limetree Bay Cayman Ltd (e)(p)	809	53,418
		3,639,726
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (e)	196,812	2,405,043
Cano Health LLC warrants (e)(p)	10,520	41,343
		2,446,386
Industrials - 0.0%
Machinery - 0.0%
Tnt Crane & Rigging LLC (e)(p)	83,132	206,167
Tnt Crane & Rigging LLC warrants 10/31/2025 (e)(p)	3,648	0
		206,167
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp (p)	14,600	1,462,336
IT Services - 0.0%
GTT Communications Inc (e)(p)	80,353	4,271,566
TOTAL INFORMATION TECHNOLOGY		5,733,902

TOTAL UNITED STATES		45,439,093
TOTAL COMMON STOCKS (Cost $25,921,268)		48,092,464

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	6,784,251	7,538,999
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rivian Automotive Inc 3.625% 10/15/2030	5,177,000	4,507,484
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments Inc 1.25% 6/1/2030 (d)	2,110,000	2,149,814
Wolfspeed Inc 1.875% 12/1/2029	5,683,000	2,455,056
		4,604,870
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	1,760,000	1,528,946
Redfin Corp 0.5% 4/1/2027	5,617,000	4,189,159
		5,718,105
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027 (d)	1,897,000	2,132,775
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 0% 11/15/2025 (d)(m)(n)	741,000	693,575
NextEra Energy Partners LP 2.5% 6/15/2026 (d)	2,311,000	2,158,077
		2,851,652
TOTAL UTILITIES		4,984,427

TOTAL UNITED STATES		27,353,885
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $27,280,300)		27,353,885

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp 3 month U.S. LIBOR + 4.993%, 0% (b)(c)	66,700	1,685,509
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust 1.95%	20,725	528,488
TOTAL UNITED STATES		2,213,997
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,118,480)		2,213,997

Foreign Government and Government Agency Obligations - 1.3%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (d)		2,170,000	2,057,442
Angola Republic 8.75% 4/14/2032 (d)		795,000	711,525
Angola Republic 9.375% 5/8/2048 (d)		1,610,000	1,345,364
Angola Republic 9.5% 11/12/2025 (d)		2,245,000	2,263,241
TOTAL ANGOLA			6,377,572
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (i)		21,034,259	15,512,766
Argentine Republic 1% 7/9/2029		1,948,999	1,512,910
Argentine Republic 3.5% 7/9/2041 (i)		3,950,000	2,349,026
Argentine Republic 4.125% 7/9/2035 (i)		13,968,323	8,820,996
Argentine Republic 5% 1/9/2038 (i)		5,332,281	3,592,624
Bonos Para La Reconstruccion De Una Argentina Libre 0% 6/30/2025 (n)		1,723,678	1,146,556
Provincia de Cordoba 6.875% 12/10/2025 (d)(i)		790,753	777,903
Provincia de Cordoba 6.99% 6/1/2027 (d)(i)		1,310,721	1,221,697
TOTAL ARGENTINA			34,934,478
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (d)		1,030,000	857,155
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 6% 11/21/2028 (d)		1,035,000	989,604
BAHRAIN - 0.0%
Bahrain Government International Bond 5.625% 5/18/2034 (d)		790,000	727,788
Bahrain Government International Bond 7.5% 2/12/2036 (d)		580,000	605,375
TOTAL BAHRAIN			1,333,163
BARBADOS - 0.0%
Barbados Government 6.5% 10/1/2029 (d)		1,880,000	1,821,006
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (d)		2,355,000	2,287,294
BERMUDA - 0.0%
Bermuda Government International Bond 2.375% 8/20/2030 (d)		385,000	328,332
Bermuda Government International Bond 3.375% 8/20/2050 (d)		630,000	422,730
Bermuda Government International Bond 3.717% 1/25/2027 (d)		2,220,000	2,151,319
Bermuda Government International Bond 4.75% 2/15/2029 (d)		965,000	944,986
Bermuda Government International Bond 5% 7/15/2032 (d)		490,000	477,291
TOTAL BERMUDA			4,324,658
BRAZIL - 0.0%
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		2,310,000	2,092,952
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		1,900,000	1,878,967
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		2,250,000	2,388,938
Brazil Notas do Tesouro Nacional Serie B 7.125% 5/13/2054		1,435,000	1,425,084
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		2,809,000	3,227,541
TOTAL BRAZIL			11,013,482
CANADA - 0.0%
Canadian Government 2.75% 6/1/2033	CAD	2,150,000	1,493,014
Canadian Government 3% 6/1/2034	CAD	700,000	497,136
TOTAL CANADA			1,990,150
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		4,855,000	4,238,415
Chilean Republic 2.75% 1/31/2027		790,000	755,635
Chilean Republic 3.1% 1/22/2061		3,325,000	2,111,375
Chilean Republic 3.5% 1/31/2034		520,000	462,280
Chilean Republic 4% 1/31/2052		455,000	360,815
Chilean Republic 4.34% 3/7/2042		915,000	808,064
Chilean Republic 5.33% 1/5/2054		1,440,000	1,407,600
TOTAL CHILE			10,144,184
COLOMBIA - 0.2%
Colombian Republic 3% 1/30/2030		2,720,000	2,283,440
Colombian Republic 3.125% 4/15/2031		1,455,000	1,174,913
Colombian Republic 3.25% 4/22/2032		1,245,000	974,835
Colombian Republic 4.125% 5/15/2051		600,000	358,200
Colombian Republic 5% 6/15/2045		5,260,000	3,693,677
Colombian Republic 5.2% 5/15/2049		1,660,000	1,162,830
Colombian Republic 6.125% 1/18/2041		105,000	88,305
Colombian Republic 7.375% 9/18/2037		630,000	616,455
Colombian Republic 7.5% 2/2/2034		630,000	631,890
Colombian Republic 8% 11/14/2035		8,500,000	8,772,000
Colombian Republic 8% 4/20/2033		1,040,000	1,086,280
Colombian Republic 8.75% 11/14/2053		11,670,000	12,235,995
TOTAL COLOMBIA			33,078,820
COSTA RICA - 0.0%
Costa Rica Government International Bond 5.625% 4/30/2043 (d)		980,000	893,331
Costa Rica Government International Bond 7.3% 11/13/2054 (d)		1,245,000	1,322,035
TOTAL COSTA RICA			2,215,366
COTE D'IVOIRE - 0.0%
Ivory Coast Government Bond 6.125% 6/15/2033 (d)		2,490,000	2,259,675
Ivory Coast Government Bond 6.375% 3/3/2028 (d)		3,770,000	3,752,055
Ivory Coast Government Bond 8.25% 1/30/2037 (d)		1,505,000	1,497,475
TOTAL COTE D'IVOIRE			7,509,205
DOMINICAN REPUBLIC - 0.0%
Dominican Republic International Bond 4.5% 1/30/2030 (d)		1,355,000	1,261,004
Dominican Republic International Bond 4.875% 9/23/2032 (d)		5,535,000	5,078,363
Dominican Republic International Bond 5.95% 1/25/2027 (d)		1,881,000	1,877,238
Dominican Republic International Bond 6% 7/19/2028 (d)		1,011,000	1,011,526
Dominican Republic International Bond 6.5% 2/15/2048 (d)		635,000	629,443
Dominican Republic International Bond 6.6% 6/1/2036 (d)		816,000	832,320
Dominican Republic International Bond 6.85% 1/27/2045 (d)		1,143,000	1,171,175
Dominican Republic International Bond 6.875% 1/29/2026 (d)		2,522,000	2,544,698
Dominican Republic International Bond 7.05% 2/3/2031 (d)		1,295,000	1,347,279
Dominican Republic International Bond 7.45% 4/30/2044 (d)		794,000	866,357
TOTAL DOMINICAN REPUBLIC			16,619,403
ECUADOR - 0.0%
Republic of Ecuador 5.5% 7/31/2035 (d)(i)		3,250,000	1,796,641
Republic of Ecuador 6.9% 7/31/2030 (d)(i)		3,100,000	2,096,375
TOTAL ECUADOR			3,893,016
EGYPT - 0.0%
Arab Republic of Egypt 7.0529% 1/15/2032 (d)		45,000	39,403
Arab Republic of Egypt 7.5% 1/31/2027 (d)		2,427,000	2,420,174
Arab Republic of Egypt 7.5% 2/16/2061 (d)		3,225,000	2,313,938
Arab Republic of Egypt 7.6003% 3/1/2029 (d)		1,765,000	1,710,709
Arab Republic of Egypt 7.625% 5/29/2032 (d)		1,110,000	993,450
Arab Republic of Egypt 7.903% 2/21/2048 (d)		1,891,000	1,437,160
Arab Republic of Egypt 8.5% 1/31/2047 (d)		1,586,000	1,276,238
Arab Republic of Egypt 8.7002% 3/1/2049 (d)		1,420,000	1,155,965
TOTAL EGYPT			11,347,037
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (d)		1,055,000	15,825
El Salvador Republic 7.1246% 1/20/2050 (d)		1,000,000	841,000
El Salvador Republic 7.625% 2/1/2041 (d)		230,000	208,495
El Salvador Republic 7.65% 6/15/2035 (d)		855,000	808,403
El Salvador Republic 9.25% 4/17/2030 (d)		1,055,000	1,105,111
El Salvador Republic 9.65% 11/21/2054 (d)		640,000	673,280
TOTAL EL SALVADOR			3,652,114
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (d)		1,880,000	1,457,000
Gabonese Republic 7% 11/24/2031 (d)		1,245,000	970,711
TOTAL GABON			2,427,711
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (d)		1,580,000	1,491,125
GERMANY - 0.2%
German Federal Republic 2.5% 10/11/2029 (r)	EUR	3,135,000	3,399,663
German Federal Republic 2.5% 7/4/2044 (r)	EUR	9,280,000	10,081,716
German Federal Republic 2.6% 5/15/2041 (r)	EUR	6,590,000	7,215,772
German Federal Republic 2.6% 8/15/2033 (r)	EUR	3,425,000	3,779,345
German Federal Republic 3.25% 7/4/2042 (r)	EUR	20,900,000	25,010,846
TOTAL GERMANY			49,487,342
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (d)(n)		108,892	85,752
Ghana Republic 0% 7/3/2026 (d)(n)		116,000	108,315
Ghana Republic 5% 7/3/2029 (d)(i)		1,002,250	878,222
Ghana Republic 5% 7/3/2035 (d)(i)		1,136,500	806,915
TOTAL GHANA			1,879,204
GUATEMALA - 0.0%
Guatemala Government Bond 4.875% 2/13/2028 (d)		305,000	294,516
Guatemala Government Bond 4.9% 6/1/2030 (d)		890,000	848,281
Guatemala Government Bond 6.125% 6/1/2050 (d)		915,000	839,229
Guatemala Government Bond 6.6% 6/13/2036 (d)		835,000	846,481
TOTAL GUATEMALA			2,828,507
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (d)		880,000	704,880
Hungary Government 3.125% 9/21/2051 (d)		1,660,000	1,027,125
Hungary Government 5.25% 6/16/2029 (d)		1,305,000	1,291,298
Hungary Government 5.5% 6/16/2034 (d)		1,745,000	1,699,194
Hungary Government 6.125% 5/22/2028 (d)		610,000	625,317
Hungary Government 6.25% 9/22/2032 (d)		615,000	634,723
Hungary Government 6.75% 9/25/2052 (d)		430,000	453,112
TOTAL HUNGARY			6,435,649
INDONESIA - 0.2%
Indonesia Government 3.2% 9/23/2061		1,380,000	900,892
Indonesia Government 3.5% 2/14/2050		1,165,000	873,750
Indonesia Government 3.85% 10/15/2030		855,000	807,975
Indonesia Government 4.1% 4/24/2028		1,955,000	1,911,013
Indonesia Government 4.2% 10/15/2050		44,910,000	37,836,675
Indonesia Government 4.35% 1/11/2048		1,225,000	1,070,344
Indonesia Government 5.125% 1/15/2045 (d)		4,090,000	3,998,139
Indonesia Government 5.25% 1/17/2042 (d)		660,000	654,224
Indonesia Government 5.95% 1/8/2046 (d)		985,000	1,050,256
Indonesia Government 6.75% 1/15/2044 (d)		690,000	803,850
Indonesia Government 7.75% 1/17/2038 (d)		2,648,000	3,273,590
Indonesia Government 8.5% 10/12/2035 (d)		4,030,000	5,118,100
TOTAL INDONESIA			58,298,808
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		2,760,000	1,858,336
Israel Government 5.75% 3/12/2054		955,000	913,612
TOTAL ISRAEL			2,771,948
JAMAICA - 0.0%
Jamaican Government 6.75% 4/28/2028		745,000	771,075
Jamaican Government 7.875% 7/28/2045		430,000	507,400
TOTAL JAMAICA			1,278,475
JAPAN - 0.0%
Japan Government 0.005% 2/1/2025	JPY	683,100,000	4,564,623
Japan Government 0.9% 9/20/2034	JPY	555,000,000	3,657,922
TOTAL JAPAN			8,222,545
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (d)		640,000	594,598
Jordan Government 7.5% 1/13/2029 (d)		755,000	770,538
Jordan Government 7.75% 1/15/2028 (d)		825,000	849,750
TOTAL JORDAN			2,214,886
KENYA - 0.0%
Republic of Kenya Government International Bond 6.3% 1/23/2034 (d)		605,000	486,646
Republic of Kenya Government International Bond 7.25% 2/28/2028 (d)		640,000	616,602
Republic of Kenya Government International Bond 9.75% 2/16/2031 (d)		1,485,000	1,485,000
TOTAL KENYA			2,588,248
LEBANON - 0.0%
Lebanon Republic 5.8% (f)(r)		1,814,000	168,429
Lebanon Republic 6.375% (f)		1,956,000	180,930
TOTAL LEBANON			349,359
MEXICO - 0.1%
United Mexican States 2.659% 5/24/2031		1,235,000	1,029,681
United Mexican States 3.25% 4/16/2030		2,460,000	2,193,244
United Mexican States 3.5% 2/12/2034		2,315,000	1,904,088
United Mexican States 3.75% 1/11/2028		2,265,000	2,176,523
United Mexican States 3.75% 4/19/2071		3,325,000	1,979,414
United Mexican States 3.771% 5/24/2061		800,000	490,999
United Mexican States 4.5% 4/22/2029		905,000	875,588
United Mexican States 4.875% 5/19/2033		895,000	827,316
United Mexican States 5.75% 10/12/2110		2,265,000	1,833,942
United Mexican States 6% 5/7/2036		2,400,000	2,345,250
United Mexican States 6.05% 1/11/2040		1,810,000	1,748,913
United Mexican States 6.338% 5/4/2053		1,260,000	1,179,281
United Mexican States 6.35% 2/9/2035		1,240,000	1,252,013
TOTAL MEXICO			19,836,252
MONGOLIA - 0.0%
Mongolia Government 7.875% 6/5/2029 (d)		245,000	256,330
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (d)		2,150,000	2,231,292
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (d)		1,735,000	1,816,875
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (d)		4,410,000	4,009,705
Republic of Nigeria 6.5% 11/28/2027 (d)		600,000	569,628
Republic of Nigeria 7.143% 2/23/2030 (d)		1,650,000	1,493,250
Republic of Nigeria 7.625% 11/21/2025 (d)		1,505,000	1,497,475
Republic of Nigeria 7.696% 2/23/2038 (d)		1,110,000	900,321
Republic of Nigeria 7.875% 2/16/2032 (d)		1,840,000	1,658,870
TOTAL NIGERIA			10,129,249
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (d)		4,775,000	4,810,813
Oman Sultanate 6% 8/1/2029 (d)		1,185,000	1,213,025
Oman Sultanate 6.25% 1/25/2031 (d)		895,000	933,038
Oman Sultanate 6.5% 3/8/2047 (d)		325,000	332,007
Oman Sultanate 6.75% 1/17/2048 (d)		4,039,000	4,217,443
Oman Sultanate 7% 1/25/2051 (d)		185,000	199,402
TOTAL OMAN			11,705,728
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (d)		2,270,000	2,123,869
Islamic Republic of Pakistan 6.875% 12/5/2027 (d)		1,525,000	1,366,781
Islamic Republic of Pakistan 7.375% 4/8/2031 (d)		2,260,000	1,889,219
TOTAL PAKISTAN			5,379,869
PANAMA - 0.0%
Panamanian Republic 2.252% 9/29/2032		1,515,000	1,117,313
Panamanian Republic 3.298% 1/19/2033		1,135,000	902,893
Panamanian Republic 3.87% 7/23/2060		2,230,000	1,278,615
Panamanian Republic 4.5% 4/16/2050		2,915,000	1,960,862
Panamanian Republic 4.5% 5/15/2047		645,000	448,597
Panamanian Republic 6.4% 2/14/2035		1,935,000	1,861,470
Panamanian Republic 6.853% 3/28/2054		525,000	483,262
Panamanian Republic 7.875% 3/1/2057		865,000	901,762
Panamanian Republic 8% 3/1/2038		915,000	968,528
TOTAL PANAMA			9,923,302
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (d)		1,045,000	870,942
Republic of Paraguay 4.95% 4/28/2031 (d)		1,525,000	1,480,680
Republic of Paraguay 5.4% 3/30/2050 (d)		930,000	828,572
Republic of Paraguay 6% 2/9/2036 (d)		560,000	575,120
TOTAL PARAGUAY			3,755,314
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		2,035,000	1,773,630
Peruvian Republic 3% 1/15/2034		1,130,000	938,959
Peruvian Republic 3.3% 3/11/2041		1,735,000	1,318,058
TOTAL PERU			4,030,647
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		1,655,000	1,098,506
Philippine Republic 2.95% 5/5/2045		430,000	302,612
Philippine Republic 5% 7/17/2033		920,000	917,700
Philippine Republic 5.5% 1/17/2048		805,000	820,094
Philippine Republic 5.6% 5/14/2049		1,075,000	1,105,906
Philippine Republic 5.609% 4/13/2033		825,000	855,938
Philippine Republic 5.95% 10/13/2047		1,320,000	1,423,950
TOTAL PHILIPPINES			6,524,706
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (d)		780,000	776,927
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (d)		500,000	522,509
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (d)		1,805,000	1,837,039
Republic of Poland 5.5% 3/18/2054		1,110,000	1,072,415
Republic of Poland 5.5% 4/4/2053		585,000	568,029
Republic of Poland 5.75% 11/16/2032		1,500,000	1,560,841
TOTAL POLAND			6,337,760
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (d)		2,090,000	1,851,615
State of Qatar 4.625% 6/2/2046 (d)		3,535,000	3,276,521
State of Qatar 4.817% 3/14/2049 (d)		3,480,000	3,280,979
State of Qatar 5.103% 4/23/2048 (d)		3,255,000	3,189,900
State of Qatar 9.75% 6/15/2030 (d)		722,000	906,333
TOTAL QATAR			12,505,348
ROMANIA - 0.0%
Romanian Republic 3% 2/14/2031 (d)		2,911,000	2,409,755
Romanian Republic 3% 2/27/2027 (d)		1,076,000	1,017,156
Romanian Republic 3.625% 3/27/2032 (d)		1,206,000	1,008,518
Romanian Republic 4% 2/14/2051 (d)		1,665,000	1,104,045
Romanian Republic 6.625% 2/17/2028 (d)		610,000	620,370
Romanian Republic 7.125% 1/17/2033 (d)		350,000	362,579
TOTAL ROMANIA			6,522,423
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (d)		1,800,000	1,528,313
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (d)		2,285,000	1,869,416
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)		10,790,000	9,903,197
Kingdom of Saudi Arabia 3.45% 2/2/2061 (d)		4,585,000	2,994,578
Kingdom of Saudi Arabia 3.625% 3/4/2028 (d)		785,000	758,260
Kingdom of Saudi Arabia 3.75% 1/21/2055 (d)		1,250,000	889,063
Kingdom of Saudi Arabia 4.5% 10/26/2046 (d)		2,465,000	2,095,250
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)		7,675,000	6,195,164
Kingdom of Saudi Arabia 4.625% 10/4/2047 (d)		1,355,000	1,166,570
Kingdom of Saudi Arabia 5% 1/18/2053 (d)		1,010,000	903,003
Kingdom of Saudi Arabia 5.75% 1/16/2054 (d)		950,000	936,641
TOTAL SAUDI ARABIA			27,711,142
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (d)		1,495,000	1,255,800
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (d)		2,910,000	2,398,015
Republic of Serbia 6% 6/12/2034 (d)		1,215,000	1,214,622
Republic of Serbia 6.5% 9/26/2033 (d)		1,650,000	1,719,614
TOTAL SERBIA			5,332,251
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		1,010,000	991,063
South African Republic 4.85% 9/30/2029		620,000	586,830
South African Republic 5% 10/12/2046		1,415,000	1,031,181
South African Republic 5.65% 9/27/2047		760,000	598,500
South African Republic 5.75% 9/30/2049		2,045,000	1,607,881
South African Republic 5.875% 4/20/2032		1,415,000	1,358,400
South African Republic 7.1% 11/19/2036 (d)		1,755,000	1,771,760
TOTAL SOUTH AFRICA			7,945,615
SRI LANKA - 0.0%
Sri Lanka Government International Bond 6.2% (d)(f)		635,000	423,069
Sri Lanka Government International Bond 6.825% (d)(f)		2,215,000	1,484,050
Sri Lanka Government International Bond 6.85% (d)(f)		900,000	613,125
Sri Lanka Government International Bond 7.55% (d)(f)		615,000	413,588
Sri Lanka Government International Bond 7.85% (d)(f)		1,545,000	1,044,806
TOTAL SRI LANKA			3,978,638
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		2,845,000	2,814,416
Turkish Republic 4.75% 1/26/2026		2,780,000	2,777,053
Turkish Republic 4.875% 10/9/2026		3,940,000	3,918,567
Turkish Republic 4.875% 4/16/2043		2,105,000	1,531,388
Turkish Republic 5.125% 2/17/2028		1,445,000	1,417,906
Turkish Republic 5.25% 3/13/2030		1,055,000	1,001,920
Turkish Republic 5.75% 5/11/2047		3,093,000	2,410,622
Turkish Republic 5.875% 6/26/2031		1,330,000	1,270,981
Turkish Republic 6% 1/14/2041		3,615,000	3,079,528
Turkish Republic 6% 3/25/2027		440,000	445,856
Turkish Republic 6.625% 2/17/2045		1,020,000	896,006
Turkish Republic 7.125% 7/17/2032		880,000	890,058
Turkish Republic 7.625% 5/15/2034		990,000	1,030,838
Turkish Republic 9.125% 7/13/2030		1,120,000	1,257,200
Turkish Republic 9.375% 1/19/2033		3,315,000	3,813,287
Turkish Republic 9.375% 3/14/2029		2,305,000	2,579,439
Turkish Republic 9.875% 1/15/2028		3,115,000	3,483,933
TOTAL TURKEY			34,618,998
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (d)(i)		425,061	215,718
Ukraine Government 0% 2/1/2034 (d)(i)		1,588,395	627,416
Ukraine Government 0% 2/1/2035 (d)(i)		2,382,305	1,388,884
Ukraine Government 0% 2/1/2036 (d)(i)		1,118,587	648,780
Ukraine Government 0% 8/1/2041 (b)(d)		975,000	733,688
Ukraine Government 1.75% 2/1/2029 (d)(i)		2,180,999	1,393,658
Ukraine Government 1.75% 2/1/2034 (d)(i)		2,515,444	1,314,697
Ukraine Government 1.75% 2/1/2035 (d)(i)		1,408,878	721,346
Ukraine Government 1.75% 2/1/2036 (d)(i)		946,169	475,923
TOTAL UKRAINE			7,520,110
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (d)		3,520,000	2,391,840
Emirate of Abu Dhabi 3.125% 9/30/2049 (d)		5,230,000	3,657,757
Emirate of Abu Dhabi 3.875% 4/16/2050 (d)		2,400,000	1,920,744
Emirate of Abu Dhabi 5.5% 4/30/2054 (d)		1,425,000	1,457,063
Emirate of Dubai 3.9% 9/9/2050 (r)		3,300,000	2,409,000
Emirate of Dubai 5.25% 1/30/2043 (r)		890,000	857,181
TOTAL UNITED ARAB EMIRATES			12,693,585
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		2,260,000	2,172,425
Uruguay Republic 5.75% 10/28/2034		1,080,000	1,132,988
TOTAL URUGUAY			3,305,413
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (d)		725,000	612,872
Republic of Uzbekistan 3.9% 10/19/2031 (d)		495,000	414,096
TOTAL UZBEKISTAN			1,026,968
VENEZUELA - 0.0%
Venezuela Republic 11.95% (f)(r)		1,641,700	229,838
Venezuela Republic 12.75% (f)(r)		450,400	64,155
Venezuela Republic 9.25% (f)		10,096,000	1,453,824
TOTAL VENEZUELA			1,747,817
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (d)		1,892,927	1,074,828
Republic of Zambia 5.75% 6/30/2033 (d)(i)		184,200	162,958
TOTAL ZAMBIA			1,237,786
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $525,909,026)			505,519,045

Non-Convertible Corporate Bonds - 27.2%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)		9,644,000	8,973,647
Westpac Banking Corp 4.11% 7/24/2034 (b)		13,519,000	12,871,301
			21,844,948
Financial Services - 0.0%
Leighton Fin USA Pty Ltd 1.5% 5/28/2029 (r)	EUR	4,950,000	4,724,508
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(r)	GBP	4,350,000	4,942,286
QBE Insurance Group Ltd 6.75% 12/2/2044 (b)(r)		6,610,000	6,585,213
			11,527,499
TOTAL FINANCIALS			38,096,955

Materials - 0.0%
Chemicals - 0.0%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (d)		2,456,000	2,278,871
Metals & Mining - 0.0%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (d)		950,000	870,692
Mineral Resources Ltd 8% 11/1/2027 (d)		2,245,000	2,288,182
Mineral Resources Ltd 8.5% 5/1/2030 (d)		2,430,000	2,483,199
Mineral Resources Ltd 9.25% 10/1/2028 (d)		1,880,000	1,969,156
			7,611,229
TOTAL MATERIALS			9,890,100

TOTAL AUSTRALIA			47,987,055
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (d)		4,031,000	4,089,127
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (r)		950,000	990,546

TOTAL AZERBAIJAN			5,079,673
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (d)		2,177,000	2,252,520
Bapco Energies BSC Closed 8.375% 11/7/2028 (d)		485,000	519,605

TOTAL BAHRAIN			2,772,125
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		3,013,000	2,960,175
BELGIUM - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)		1,800,000	1,749,204
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046		9,257,000	8,856,604
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039		18,170,000	18,853,551
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049		34,229,000	35,711,467
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059		36,395,000	39,340,634
			102,762,256
Financials - 0.0%
Banks - 0.0%
KBC Group NV 6.324% 9/21/2034 (b)(d)		4,450,000	4,720,905
TOTAL BELGIUM			109,232,365
BRAZIL - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sitios Latinoamerica SAB de CV 6% 11/25/2029 (d)		2,280,000	2,290,260
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 8.875% 9/13/2033 (d)		1,210,000	1,276,783
NBM US Holdings Inc 6.625% 8/6/2029 (d)		2,015,000	2,027,594
			3,304,377
Food Products - 0.0%
Adecoagro SA 6% 9/21/2027 (d)		870,000	861,300
Marb Bondco PLC 3.95% 1/29/2031 (d)		1,235,000	1,064,422
			1,925,722
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (d)		1,387,151	1,299,414
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		3,362,000	3,576,445
			4,875,859
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (d)		3,518,588	2,908,113
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (d)		1,115,000	1,111,864
			4,019,977
TOTAL ENERGY			8,895,836

Financials - 0.0%
Financial Services - 0.0%
Azul Secured Finance II LLP ICE IBA - ICE TERM SOFR REFERENCE RATES 3M + 8.25%, 12.8203% 1/28/2025 pay-in-kind (b)(c)(d)		274,807	277,554
Cosan Luxembourg SA 7.25% 6/27/2031 (d)		1,655,000	1,681,646
Raizen Fuels Finance SA 5.7% 1/17/2035 (d)		1,120,000	1,077,821
Raizen Fuels Finance SA 6.95% 3/5/2054 (d)		1,635,000	1,680,126
			4,717,147
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 5.4% 2/1/2027		1,290,000	1,299,675
Embraer Netherlands Finance BV 6.95% 1/17/2028 (d)		820,000	851,519
Embraer Netherlands Finance BV 7% 7/28/2030 (d)		1,605,000	1,697,528
			3,848,722
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% 5/28/2029 (d)		1,975,108	1,254,194
Azul Secured Finance LLP 11.93% 8/28/2028 (d)		1,246,088	1,262,050
			2,516,244
TOTAL INDUSTRIALS			6,364,966

Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)		895,000	658,664
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)		2,545,000	2,456,721
Braskem Netherlands Finance BV 8% 10/15/2034 (d)		815,000	814,747
Braskem Netherlands Finance BV 8.5% 1/12/2031 (d)		1,285,000	1,334,392
			5,264,524
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (d)		1,630,000	1,572,950
CSN Resources SA 5.875% 4/8/2032 (d)		1,050,000	885,937
CSN Resources SA 8.875% 12/5/2030 (d)		1,185,000	1,210,928
ERO Copper Corp 6.5% 2/15/2030 (d)		5,821,000	5,726,409
Nexa Resources SA 6.5% 1/18/2028 (d)		952,000	971,338
Nexa Resources SA 6.75% 4/9/2034 (d)		885,000	913,762
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(d)		7,695,720	7,480,240
Vale Overseas Ltd 6.4% 6/28/2054		1,870,000	1,889,729
			20,651,293
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (d)		1,185,000	1,208,937
Suzano Austria GmbH 3.75% 1/15/2031		930,000	835,261
Suzano Austria GmbH 5% 1/15/2030		1,820,000	1,777,499
			3,821,697
TOTAL MATERIALS			29,737,514

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (d)		530,000	562,794
TOTAL BRAZIL			57,798,616
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 5% 10/14/2026 (d)		2,080,000	2,011,318
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (d)		4,431,000	4,466,094
Golar LNG Ltd 7.75% 9/19/2029 (d)(r)		3,600,000	3,572,388

TOTAL CAMEROON			8,038,482
CANADA - 0.4%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		2,910,000	2,642,698
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (d)		4,380,000	4,225,805
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		4,420,000	4,422,737
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		2,495,000	2,536,227
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)		97,000	100,033
			13,927,500
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (d)		800,000	730,356
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		1,280,000	1,239,878
			1,970,234
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Baytex Energy Corp 7.375% 3/15/2032 (d)		2,095,000	2,087,324
Canadian Natural Resources Ltd 2.95% 7/15/2030		23,000,000	20,721,021
Canadian Natural Resources Ltd 3.9% 2/1/2025		15,925,000	15,883,976
Canadian Natural Resources Ltd 5.85% 2/1/2035		6,942,000	7,151,798
Cenovus Energy Inc 3.75% 2/15/2052		3,670,000	2,693,495
Cenovus Energy Inc 5.25% 6/15/2037		9,640,000	9,325,839
Cenovus Energy Inc 5.4% 6/15/2047		2,422,000	2,277,618
Cenovus Energy Inc 6.75% 11/15/2039		969,000	1,074,413
Parkland Corp 4.5% 10/1/2029 (d)		1,115,000	1,042,273
Parkland Corp 4.625% 5/1/2030 (d)		5,315,000	4,949,749
Parkland Corp 6.625% 8/15/2032 (d)		1,735,000	1,745,716
			68,953,222
Financials - 0.0%
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (d)		1,590,000	1,567,740
Health Care - 0.0%
Pharmaceuticals - 0.0%
1375209 Bc Ltd 9% 1/30/2028 (d)		3,878,000	3,875,864
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 7% 6/1/2032 (d)		595,000	607,154
Bombardier Inc 7.25% 7/1/2031 (d)		2,985,000	3,083,221
Bombardier Inc 7.875% 4/15/2027 (d)		2,792,000	2,799,446
Bombardier Inc 8.75% 11/15/2030 (d)		2,955,000	3,198,303
			9,688,124
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.25% 8/1/2032 (d)		1,310,000	1,334,725
Garda World Security Corp 8.375% 11/15/2032 (d)		1,590,000	1,631,282
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		3,855,000	3,971,145
			6,937,152
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (d)		1,405,000	1,370,706
Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (d)		2,900,000	2,645,345
Open Text Corp 3.875% 2/15/2028 (d)		2,295,000	2,166,226
Open Text Holdings Inc 4.125% 12/1/2031 (d)		3,045,000	2,726,644
Open Text Holdings Inc 4.125% 2/15/2030 (d)		2,625,000	2,418,944
			9,957,159
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		6,667,000	6,548,560
Methanex Corp 5.25% 12/15/2029		710,000	693,928
Methanex Corp 5.65% 12/1/2044		4,732,000	4,223,521
NOVA Chemicals Corp 4.25% 5/15/2029 (d)		3,875,000	3,590,621
NOVA Chemicals Corp 5% 5/1/2025 (d)		1,650,000	1,642,895
NOVA Chemicals Corp 5.25% 6/1/2027 (d)		4,350,000	4,273,899
NOVA Chemicals Corp 7% 12/1/2031 (d)		2,000,000	2,043,856
NOVA Chemicals Corp 8.5% 11/15/2028 (d)		1,070,000	1,140,455
NOVA Chemicals Corp 9% 2/15/2030 (d)		1,235,000	1,336,219
			25,493,954
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		1,780,000	1,754,218
TOTAL MATERIALS			27,248,172

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		5,152,000	5,048,105
TOTAL CANADA			150,543,978
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		3,055,000	2,917,525
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (d)		565,000	501,438
VTR Comunicaciones SpA 5.125% 1/15/2028 (d)		1,768,000	1,659,710
			2,161,148
TOTAL COMMUNICATION SERVICES			5,078,673

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)		730,000	733,971
Empresa Nacional del Petroleo 6.15% 5/10/2033 (d)		1,065,000	1,081,308
			1,815,279
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par 4.05% 4/27/2026 (d)		3,995,000	3,852,363
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (d)		2,510,000	2,129,584
Antofagasta PLC 5.625% 5/13/2032 (d)		665,000	663,191
Corp Nacional del Cobre de Chile 3% 9/30/2029 (d)		290,000	260,819
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (d)		1,100,000	987,250
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (d)		3,820,000	2,678,775
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (d)		790,000	764,325
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (d)		900,000	912,938
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (d)		865,000	868,953
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (d)		930,000	964,584
			10,230,419
Paper & Forest Products - 0.0%
Inversiones CMPC SA 3% 4/6/2031 (d)		1,080,000	928,465
Inversiones CMPC SA 6.125% 2/26/2034 (d)		700,000	712,250
			1,640,715
TOTAL MATERIALS			11,871,134

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (d)		680,000	672,561
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (d)		699,625	713,834
			1,386,395
TOTAL CHILE			24,003,844
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 1.72% 4/9/2026		1,135,000	1,088,079
Baidu Inc 2.375% 10/9/2030		635,000	557,949
Tencent Holdings Ltd 1.81% 1/26/2026 (d)		845,000	816,895
Tencent Holdings Ltd 2.39% 6/3/2030 (d)		1,765,000	1,559,431
Tencent Holdings Ltd 3.975% 4/11/2029 (d)		480,000	465,758
			4,488,112
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031		1,005,000	862,049
JD.com Inc 3.375% 1/14/2030		2,505,000	2,344,079
Prosus NV 3.061% 7/13/2031 (d)		1,585,000	1,352,702
Prosus NV 3.68% 1/21/2030 (d)		1,370,000	1,248,837
Prosus NV 4.027% 8/3/2050 (d)		2,355,000	1,624,951
Prosus NV 4.193% 1/19/2032 (d)		720,000	652,500
			8,085,118
Hotels, Restaurants & Leisure - 0.0%
Meituan 2.125% 10/28/2025 (d)		1,375,000	1,340,103
Meituan 3.05% 10/28/2030 (d)		1,885,000	1,686,868
Meituan 4.625% 10/2/2029 (d)		1,020,000	999,935
			4,026,906
TOTAL CONSUMER DISCRETIONARY			12,112,024

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd 3.421% 11/2/2030 (d)		1,705,000	1,552,539
Lenovo Group Ltd 5.875% 4/24/2025 (r)		305,000	305,464
			1,858,003
Materials - 0.0%
Chemicals - 0.0%
ENN Clean Energy International Investment Ltd 3.375% 5/12/2026 (d)		1,795,000	1,747,127
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (d)		2,045,000	2,026,411
TOTAL CHINA			22,231,677
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (d)		760,000	662,795
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (d)		1,503,000	1,423,251
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		6,843,000	3,475,560
Ecopetrol SA 4.625% 11/2/2031		950,000	790,267
Ecopetrol SA 8.375% 1/19/2036		870,000	853,905
Ecopetrol SA 8.875% 1/13/2033		4,105,000	4,228,561
Geopark Ltd 5.5% 1/17/2027 (d)		1,720,000	1,652,145
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		5,745,000	5,437,528
			16,437,966
TOTAL ENERGY			17,861,217

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (b)		1,080,000	1,131,635
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (d)		1,730,000	1,738,250
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (d)		6,891,000	5,958,579
Termocandelaria Power SA 7.75% 9/17/2031 (d)		1,610,000	1,625,625
			7,584,204
TOTAL COLOMBIA			28,978,101
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (d)		1,395,000	1,495,217
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (r)	EUR	1,600,000	1,305,467
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Energo-Pro AS 8.5% 2/4/2027 (d)		1,815,000	1,840,809
TOTAL CZECH REPUBLIC			3,146,276
DENMARK - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (r)	EUR	1,325,000	1,440,952
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (b)(r)	EUR	8,780,000	9,635,989
Jyske Bank A/S 5% 10/26/2028 (b)(r)	EUR	1,825,000	2,029,410
Jyske Bank A/S 5.125% 5/1/2035 (b)(r)	EUR	1,183,000	1,326,198
			12,991,597
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DSV Finance BV 3.25% 11/6/2030 (r)	EUR	3,450,000	3,708,856
TOTAL DENMARK			18,141,405
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (d)		1,095,000	1,122,036
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (d)(s)		4,735,000	4,838,374
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 4.125% 5/5/2028 (r)	EUR	5,300,000	5,836,921
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		3,850,000	3,657,500
TOTAL FINLAND			14,332,795
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 1/15/2029 (d)		6,475,000	4,899,087
Altice France SA 5.125% 7/15/2029 (d)		12,063,000	9,192,924
Altice France SA 5.5% 1/15/2028 (d)		3,621,000	2,808,386
Altice France SA 5.5% 10/15/2029 (d)		1,335,000	1,026,538
Iliad Holding SASU 7% 10/15/2028 (d)		235,000	238,645
Iliad Holding SASU 7% 4/15/2032 (d)(g)		2,975,000	3,007,087
Iliad Holding SASU 8.5% 4/15/2031 (d)		3,605,000	3,838,224
			25,010,891
Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 5.5% 10/9/2034 (b)(r)	EUR	1,900,000	2,060,828
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (d)		4,480,000	4,682,151
Viridien 8.75% 4/1/2027 (d)		5,295,000	5,170,508
			9,852,659
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.159% 9/15/2029 (b)(d)		10,072,000	9,075,051
BNP Paribas SA 2.219% 6/9/2026 (b)(d)		27,762,000	27,348,741
BNP Paribas SA 2.5% 3/31/2032 (b)(r)	EUR	5,000,000	5,169,262
BPCE SA 5.716% 1/18/2030 (b)(d)		2,250,000	2,285,282
BPCE SA 7.003% 10/19/2034 (b)(d)		1,959,000	2,135,862
Societe Generale SA 1.488% 12/14/2026 (b)(d)		37,622,000	36,211,089
Societe Generale SA 4.25% 4/14/2025 (d)		2,700,000	2,683,516
Societe Generale SA 4.75% 11/24/2025 (d)		1,750,000	1,740,045
Societe Generale SA 6.691% 1/10/2034 (b)(d)		1,700,000	1,795,483
			88,444,331
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (r)	EUR	1,900,000	1,773,632
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (r)	EUR	3,100,000	3,594,761
Electricite de France SA 5.5% 1/25/2035 (r)	GBP	1,700,000	2,099,776
			5,694,537
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (r)	EUR	2,600,000	2,849,687
Engie SA 4.25% 9/6/2034 (r)	EUR	2,000,000	2,250,537
			5,100,224
TOTAL UTILITIES			10,794,761

TOTAL FRANCE			137,937,102
GEORGIA - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (d)		520,000	461,987
GERMANY - 0.8%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (r)	EUR	1,500,000	1,695,635
Schaeffler AG 4.75% 8/14/2029 (r)	EUR	3,000,000	3,217,677
ZF Europe Finance BV 2% 2/23/2026 (r)	EUR	1,600,000	1,649,546
ZF Finance GmbH 2% 5/6/2027 (r)	EUR	2,600,000	2,589,566
ZF North America Capital Inc 4.75% 4/29/2025 (d)		3,149,000	3,126,365
ZF North America Capital Inc 6.75% 4/23/2030 (d)		2,900,000	2,830,118
ZF North America Capital Inc 6.875% 4/14/2028 (d)		1,040,000	1,044,752
ZF North America Capital Inc 6.875% 4/23/2032 (d)		1,760,000	1,690,771
ZF North America Capital Inc 7.125% 4/14/2030 (d)		1,040,000	1,033,036
			18,877,466
Financials - 0.5%
Banks - 0.0%
Commerzbank AG 4.875% 10/16/2034 (b)(r)	EUR	2,600,000	2,853,182
Commerzbank AG 8.625% 2/28/2033 (b)(r)	GBP	700,000	958,610
			3,811,792
Capital Markets - 0.5%
Deutsche Bank AG 3.25% 5/24/2028 (b)(r)	EUR	1,600,000	1,697,081
Deutsche Bank AG 4.1% 1/13/2026		5,495,000	5,447,628
Deutsche Bank AG 4.5% 4/1/2025		82,560,000	82,298,344
Deutsche Bank AG 4.5% 7/12/2035 (b)(r)	EUR	1,500,000	1,667,206
Deutsche Bank AG 6.125% 12/12/2030 (b)(r)	GBP	6,100,000	7,981,904
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)		60,841,000	53,750,783
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (b)		10,000,000	10,082,870
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)		1,700,000	1,776,654
			164,702,470
Financial Services - 0.0%
KfW 0.75% 1/15/2029 (r)	EUR	5,500,000	5,471,581
TOTAL FINANCIALS			173,985,843

Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 4.625% 5/26/2033 (r)	EUR	2,550,000	2,865,196
Bayer US Finance II LLC 4.25% 12/15/2025 (d)		13,965,000	13,844,759
Bayer US Finance LLC 6.375% 11/21/2030 (d)		4,640,000	4,833,668
Bayer US Finance LLC 6.5% 11/21/2033 (d)		4,350,000	4,534,111
			26,077,734
Industrials - 0.0%
Machinery - 0.0%
TK Elevator Holdco GmbH 7.625% 7/15/2028 (d)		2,445,000	2,454,205
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)		6,660,000	6,559,274
			9,013,479
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc 5.125% 2/1/2029 (s)		1,235,000	1,080,279
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO 2 Wohneigentum GmbH 20% 12/31/2024 (e)	EUR	400,000	422,700
Accentro Real Estate AG 5.625% 2/13/2026 (i)(r)	EUR	4,086,000	1,985,361
Sirius Real Estate Ltd 1.125% 6/22/2026 (r)	EUR	2,300,000	2,355,169
			4,763,230
Utilities - 0.2%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (r)	EUR	4,200,000	4,457,835
Amprion GmbH 3.625% 5/21/2031 (r)	EUR	1,000,000	1,088,135
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(r)	EUR	3,700,000	3,572,896
EnBW International Finance BV 3.5% 7/22/2031 (r)	EUR	2,200,000	2,387,579
EnBW International Finance BV 3.75% 11/20/2035 (r)	EUR	7,050,000	7,604,468
			19,110,913
Independent Power and Renewable Electricity Producers - 0.1%
RWE Finance US LLC 5.875% 4/16/2034 (d)		6,901,000	7,095,814
TOTAL UTILITIES			26,206,727

TOTAL GERMANY			260,004,758
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		1,715,000	1,628,714
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		745,000	721,486
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		5,435,000	5,188,727
Tullow Oil PLC 10.25% 5/15/2026 (d)		5,204,000	4,670,590
Tullow Oil PLC 7% 3/1/2025 (d)		2,675,000	2,549,917

TOTAL GHANA			14,759,434
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Azorra Finance Ltd 7.75% 4/15/2030 (d)		2,465,000	2,476,564
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		2,475,000	2,540,513

TOTAL GRAND CAYMAN (UK OVERSEAS TER)			5,017,077
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (d)		2,520,000	2,289,263
Millicom International Cellular SA 4.5% 4/27/2031 (d)		3,335,000	2,958,145
Millicom International Cellular SA 5.125% 1/15/2028 (d)		549,000	529,444
Millicom International Cellular SA 7.375% 4/2/2032 (d)		2,850,000	2,903,438
			8,680,290
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (d)		2,520,000	2,375,100
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (d)		1,600,000	1,544,368
TOTAL GUATEMALA			12,599,758
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 0.88% 9/9/2033 (b)(r)	EUR	2,000,000	1,923,902
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(r)		11,200,000	10,206,336
			12,130,238
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)		2,405,000	2,271,017
TOTAL HONG KONG			14,401,255
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (d)		540,000	546,750
OTP Bank Nyrt 8.75% 5/15/2033 (b)(r)		650,000	685,714

TOTAL HUNGARY			1,232,464
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 4.15% 7/18/2025 (d)		1,640,000	1,615,400
Shriram Finance Ltd 6.625% 4/22/2027 (d)		1,235,000	1,241,175
			2,856,575
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (d)		1,760,000	1,696,629
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (d)		1,985,000	1,937,856
TOTAL INDIA			6,491,060
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (d)		2,195,000	2,180,381
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (d)		1,995,000	2,099,738
Medco Oak Tree Pte Ltd 7.375% 5/14/2026 (d)		288,000	292,170
Pertamina Persero PT 4.175% 1/21/2050 (d)		845,000	669,899
			5,242,188
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (d)		580,000	576,013
Freeport Indonesia PT 5.315% 4/14/2032 (d)		2,305,000	2,293,475
Freeport Indonesia PT 6.2% 4/14/2052 (d)		670,000	686,167
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (d)		3,310,000	3,325,516
			6,881,171
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (d)		775,000	775,484
TOTAL INDONESIA			12,898,843
IRELAND - 0.7%
Financials - 0.4%
Banks - 0.0%
AIB Group PLC 5.25% 10/23/2031 (b)(r)	EUR	1,880,000	2,202,063
AIB Group PLC 6.608% 9/13/2029 (b)(d)		1,700,000	1,793,150
			3,995,213
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		15,103,000	14,437,237
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		15,819,000	14,771,752
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		26,922,000	23,888,841
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		10,546,000	10,486,386
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		49,188,000	50,962,868
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025		13,367,000	13,469,853
			128,016,937
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		2,430,000	2,404,941
GGAM Finance Ltd 6.875% 4/15/2029 (d)		500,000	510,278
GGAM Finance Ltd 7.75% 5/15/2026 (d)		1,905,000	1,941,674
GGAM Finance Ltd 8% 2/15/2027 (d)		4,725,000	4,894,576
GGAM Finance Ltd 8% 6/15/2028 (d)		5,914,000	6,248,520
			15,999,989
Industrials - 0.3%
Air Freight & Logistics - 0.0%
AerCap Global Aviation Trust 6.5% 6/15/2045 (b)(d)		1,856,000	1,854,666
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 2.875% 2/15/2025 (d)		37,550,000	37,311,012
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)		5,430,000	5,357,779
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)		16,881,000	16,672,622
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (d)		14,454,000	14,480,654
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)		23,134,000	24,011,966
			97,834,033
TOTAL INDUSTRIALS			99,688,699

TOTAL IRELAND			247,700,838
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 4.875% 3/30/2026 (d)(r)		2,615,000	2,574,468
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(r)		2,555,000	2,373,549
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(r)		490,000	436,312
Energean Israel Finance Ltd 8.5% 9/30/2033 (d)(r)		800,000	794,608
Energean PLC 6.5% 4/30/2027 (d)		4,854,000	4,843,389
Leviathan Bond Ltd 6.125% 6/30/2025 (d)(r)		1,885,000	1,875,999
			12,898,325
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		2,295,000	2,197,324
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		1,320,000	1,289,681
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		2,120,000	2,294,376
			5,781,381
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (d)(r)		925,000	821,863
TOTAL ISRAEL			19,501,569
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 3.875% 7/14/2027 (d)		5,666,000	5,490,406
Intesa Sanpaolo SpA 4.198% 6/1/2032 (b)(d)		4,469,000	3,958,449
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)		65,914,000	66,123,450
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		2,500,000	2,664,283
UniCredit SpA 5.459% 6/30/2035 (b)(d)		3,269,000	3,206,655
UniCredit SpA 5.861% 6/19/2032 (b)(d)		910,000	912,356
			82,355,599
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 5.5% 6/26/2034 (d)		2,800,000	2,847,988
Enel Finance International NV 7.5% 10/14/2032 (d)		992,000	1,132,199
Enel SpA 3.375% (b)(r)(t)	EUR	2,091,000	2,188,186
			6,168,373
TOTAL ITALY			88,523,972
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (d)		785,000	805,646
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (d)		1,415,000	1,199,213
KazMunayGas National Co JSC 5.375% 4/24/2030 (d)		520,000	512,138
KazMunayGas National Co JSC 5.75% 4/19/2047 (d)		460,000	411,124
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (d)		2,227,000	1,902,259

TOTAL KAZAKHSTAN			4,024,734
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (d)		1,535,000	1,577,142
POSCO 5.875% 1/17/2033 (d)		490,000	516,675

TOTAL KOREA (SOUTH)			2,093,817
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (d)		1,085,000	987,689
MEGlobal BV 4.25% 11/3/2026 (d)		605,000	592,144
MEGlobal Canada ULC 5% 5/18/2025 (d)		1,460,000	1,454,758

TOTAL KUWAIT			3,034,591
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)		11,564,000	8,760,052
Altice France Holding SA 6% 2/15/2028 (d)		2,705,000	717,551
			9,477,603
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (d)		2,795,000	2,597,586
Financials - 0.0%
Financial Services - 0.0%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (r)	EUR	1,450,000	1,648,021
Cruise Yacht Upper HoldCo Ltd 11.875% 7/5/2028		1,000,000	1,030,332
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	19,337,400	7,052,049
			9,730,402
Industrials - 0.0%
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/2030 (r)	EUR	4,151,000	4,342,046
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)		3,043,000	2,819,761
ION Trading Technologies Sarl 9.5% 5/30/2029 (d)		840,000	867,704
			3,687,465
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		1,200,000	1,055,460
Containers & Packaging - 0.0%
ARD Finance SA 6.5% 6/30/2027 pay-in-kind (b)(d)		1,389,000	288,217
TOTAL MATERIALS			1,343,677

Real Estate - 0.1%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (r)	EUR	1,300,000	1,462,132
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (r)	EUR	8,500,000	8,272,767
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (r)	EUR	4,975,000	4,897,651
Blackstone Property Partners Europe Holdings Sarl 2.625% 10/20/2028 (r)	GBP	1,900,000	2,185,814
Logicor Financing Sarl 0.875% 1/14/2031 (r)	EUR	2,100,000	1,894,809
Logicor Financing Sarl 4.25% 7/18/2029 (r)	EUR	3,700,000	4,023,916
P3 Group Sarl 4% 4/19/2032 (r)	EUR	2,400,000	2,581,535
			23,856,492
TOTAL REAL ESTATE			25,318,624

TOTAL LUXEMBOURG			56,497,403
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (d)		1,985,000	1,767,270
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (d)		2,425,000	1,710,062
Petronas Capital Ltd 3.5% 4/21/2030 (d)		625,000	588,081
			2,298,143
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.625% 4/6/2025 (d)		915,000	909,373
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (d)		2,601,000	2,531,813
			3,441,186
TOTAL MALAYSIA			7,506,599
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (d)		2,995,000	2,993,532
MEXICO - 1.2%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (f)(r)		4,321,000	1,598,770
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (d)		1,525,000	1,181,875
Hotels, Restaurants & Leisure - 0.0%
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (d)		1,155,000	1,225,524
TOTAL CONSUMER DISCRETIONARY			2,407,399

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
FEL Energy VI SARL 5.75% 12/1/2040 (d)		1,301,867	1,203,420
Petroleos Mexicanos 4.5% 1/23/2026		22,915,000	22,227,550
Petroleos Mexicanos 5.35% 2/12/2028		650,000	602,029
Petroleos Mexicanos 5.95% 1/28/2031		123,292,000	105,876,389
Petroleos Mexicanos 6.35% 2/12/2048		43,373,000	29,797,251
Petroleos Mexicanos 6.49% 1/23/2027		36,590,000	35,910,964
Petroleos Mexicanos 6.5% 3/13/2027		61,531,000	60,031,490
Petroleos Mexicanos 6.5% 6/2/2041		380,000	283,331
Petroleos Mexicanos 6.625% 6/15/2035		6,753,000	5,512,305
Petroleos Mexicanos 6.7% 2/16/2032		64,277,000	56,955,850
Petroleos Mexicanos 6.75% 9/21/2047		33,853,000	24,201,510
Petroleos Mexicanos 6.84% 1/23/2030		17,201,000	15,921,676
Petroleos Mexicanos 6.875% 10/16/2025		1,060,000	1,058,940
Petroleos Mexicanos 6.875% 8/4/2026		1,895,000	1,883,384
Petroleos Mexicanos 6.95% 1/28/2060		24,897,000	17,741,727
Petroleos Mexicanos 7.69% 1/23/2050		57,080,000	44,705,627
			423,913,443
Financials - 0.0%
Banks - 0.0%
BBVA Bancomer SA/Texas 5.25% 9/10/2029 (d)		1,605,000	1,583,332
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (d)		2,130,000	2,084,205
Materials - 0.0%
Chemicals - 0.0%
Braskem Idesa SAPI 6.99% 2/20/2032 (d)		1,525,000	1,143,033
Braskem Idesa SAPI 7.45% 11/15/2029 (d)		1,800,000	1,457,442
Orbia Advance Corp SAB de CV 1.875% 5/11/2026 (d)		1,640,000	1,553,081
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (d)		1,525,000	1,270,035
			5,423,591
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (d)		1,545,000	1,134,122
TOTAL MATERIALS			6,557,713

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (d)		1,850,000	1,931,872
TOTAL MEXICO			440,076,734
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (d)		1,405,000	1,223,671
OCP SA 5.125% 6/23/2051 (d)		880,000	674,282
OCP SA 6.75% 5/2/2034 (d)		935,000	967,360
OCP SA 6.875% 4/25/2044 (d)		1,515,000	1,489,443
OCP SA 7.5% 5/2/2054 (d)		710,000	735,070

TOTAL MOROCCO			5,089,826
MULTI-NATIONAL - 0.1%
Financials - 0.1%
Banks - 0.1%
European Investment Bank 3% 11/15/2028 (r)	EUR	20,700,000	22,480,217
NETHERLANDS - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (r)	EUR	900,000	995,377
Entertainment - 0.0%
Universal Music Group NV 4% 6/13/2031 (r)	EUR	1,800,000	2,005,775
Media - 0.0%
Ziggo Bond Co BV 6% 1/15/2027 (d)		243,000	243,034
Ziggo BV 4.875% 1/15/2030 (d)		2,545,000	2,350,653
			2,593,687
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (r)	EUR	1,100,000	1,256,578
Sigma Holdco BV 7.875% 5/15/2026 (d)		3,630,000	3,607,423
			4,864,001
Food Products - 0.0%
JDE Peet's NV 2.25% 9/24/2031 (d)		3,931,000	3,247,927
TOTAL CONSUMER STAPLES			8,111,928

Financials - 0.2%
Banks - 0.2%
ABN AMRO Bank NV 3.875% 1/15/2032 (r)	EUR	3,400,000	3,734,997
Cooperatieve Rabobank UA 3.822% 7/26/2034 (r)	EUR	1,300,000	1,442,106
Cooperatieve Rabobank UA 4% 1/10/2030 (r)	EUR	2,600,000	2,889,280
Cooperatieve Rabobank UA 4.375% 8/4/2025		16,524,000	16,415,545
ING Groep NV 4.5% 5/23/2029 (b)(r)	EUR	2,300,000	2,549,458
ING Groep NV 4.75% 5/23/2034 (b)(r)	EUR	8,000,000	9,305,783
			36,337,169
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Royal Schiphol Group NV 3.375% 9/17/2036 (r)	EUR	3,000,000	3,222,955
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 5.5% 8/15/2026 (d)		3,219,000	3,212,471
Trivium Packaging Finance BV 8.5% 8/15/2027 (d)		2,499,000	2,503,465
			5,715,936
TOTAL NETHERLANDS			58,982,827
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		3,485,000	3,445,794
IHS Holding Ltd 6.25% 11/29/2028 (d)		490,000	462,511
IHS Holding Ltd 7.875% 5/29/2030 (d)		3,545,000	3,482,963
IHS Holding Ltd 8.25% 11/29/2031 (d)		1,825,000	1,793,628
			9,184,896
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 7.75% 4/1/2026 (d)		415,000	412,596
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (d)		795,000	793,013
TOTAL NIGERIA			10,390,505
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)		925,000	947,085
TGS ASA 8.5% 1/15/2030 (d)(g)		2,335,000	2,393,729
			3,340,814
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (b)(r)	EUR	1,600,000	1,556,138
TOTAL NORWAY			4,896,952
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		5,655,000	5,655,735
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (d)		3,155,000	2,872,036
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 6.875% 9/15/2027 (d)		7,214,000	7,156,476
TOTAL COMMUNICATION SERVICES			15,684,247

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)		545,000	400,575
TOTAL PANAMA			16,084,822
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (d)		959,000	951,808
PERU - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (d)		1,395,000	1,300,545
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(d)		1,760,000	1,727,000
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/15/2029 (d)		1,037,200	1,097,399
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (d)		1,420,000	1,410,174
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)		5,738,000	5,479,331
			6,889,505
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (d)		1,015,000	987,290
TOTAL PERU			12,001,739
POLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (r)	EUR	4,150,000	3,981,651
PORTUGAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Espirito Santo SA 4% (e)(f)(r)	EUR	1,300,000	384,657
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(r)	EUR	2,400,000	2,537,849
TOTAL PORTUGAL			2,922,506
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)		6,672,000	5,476,660
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)		5,061,000	4,605,738

TOTAL PUERTO RICO			10,082,398
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (d)		1,280,000	1,124,403
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (d)		2,965,000	2,792,526
QatarEnergy 2.25% 7/12/2031 (d)		4,935,000	4,230,233
QatarEnergy 3.125% 7/12/2041 (d)		3,545,000	2,687,925
QatarEnergy 3.3% 7/12/2051 (d)		5,580,000	3,947,850
			13,658,534
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)		1,008,640	1,054,351
TOTAL QATAR			15,837,288
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (e)(f)(p)(r)		990,000	148,499
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (d)		5,070,000	4,390,303
SA Global Sukuk Ltd 1.602% 6/17/2026 (d)		2,520,000	2,394,000
Saudi Arabian Oil Co 2.25% 11/24/2030 (d)		5,210,000	4,486,279
Saudi Arabian Oil Co 3.25% 11/24/2050 (d)		2,170,000	1,478,964
Saudi Arabian Oil Co 3.5% 11/24/2070 (d)		1,580,000	1,007,598
Saudi Arabian Oil Co 3.5% 4/16/2029 (d)		3,740,000	3,537,890
Saudi Arabian Oil Co 4.25% 4/16/2039 (d)		4,395,000	3,893,706
Saudi Arabian Oil Co 4.375% 4/16/2049 (d)		640,000	533,402
Saudi Arabian Oil Co 5.875% 7/17/2064 (d)		615,000	599,625
			22,321,767
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5.25% 10/13/2032 (r)		785,000	789,906
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (d)		755,000	757,122
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (d)		1,390,000	1,396,950
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (d)		4,065,000	4,151,381
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (d)		850,000	885,328
			7,190,781
TOTAL SAUDI ARABIA			30,302,454
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (d)		1,710,000	1,709,470
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		7,745,000	5,634,488
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (d)		1,019,000	1,030,148
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		2,840,000	2,733,500
Sasol Financing USA LLC 5.5% 3/18/2031		690,000	598,908
Sasol Financing USA LLC 6.5% 9/27/2028		535,000	517,821
Sasol Financing USA LLC 8.75% 5/3/2029 (d)		295,000	303,679
			4,153,908
Metals & Mining - 0.0%
Stillwater Mining Co 4% 11/16/2026 (d)		1,305,000	1,240,977
TOTAL MATERIALS			5,394,885

Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (d)		2,630,000	2,625,082
Eskom Holdings SOC Ltd 7.125% 2/11/2025 (d)		2,370,000	2,370,000
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (d)		645,000	675,437
			5,670,519
TOTAL SOUTH AFRICA			17,730,040
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)		4,800,000	4,895,545
CaixaBank SA 3.625% 9/19/2032 (b)(r)	EUR	9,600,000	10,299,305
			15,194,850
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)		2,339,000	2,133,980
Health Care Equipment & Supplies - 0.0%
Werfen SA/Spain 4.625% 6/6/2028 (r)	EUR	2,300,000	2,548,430
TOTAL HEALTH CARE			4,682,410

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (d)		485,000	458,694
TOTAL SPAIN			20,335,954
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden AB 4.375% 3/6/2027 (r)	EUR	4,100,000	4,040,219
Samhallsbyggnadsbolaget i Norden AB 2.25% 8/12/2027 (i)(r)	EUR	2,000,000	1,652,715

TOTAL SWEDEN			5,692,934
SWITZERLAND - 0.7%
Financials - 0.6%
Capital Markets - 0.5%
UBS Group AG 1.494% 8/10/2027 (b)(d)		21,621,000	20,405,344
UBS Group AG 2.125% 11/15/2029 (b)(r)	GBP	3,900,000	4,451,233
UBS Group AG 3.75% 3/26/2025		12,391,000	12,345,011
UBS Group AG 3.869% 1/12/2029 (b)(d)		11,793,000	11,435,426
UBS Group AG 4.125% 6/9/2033 (b)(r)	EUR	5,480,000	6,114,509
UBS Group AG 4.125% 9/24/2025 (d)		12,029,000	11,966,960
UBS Group AG 4.194% 4/1/2031 (b)(d)		36,361,000	34,895,906
UBS Group AG 4.75% 3/17/2032 (b)(r)	EUR	9,810,000	11,266,092
UBS Group AG 5.428% 2/8/2030 (b)(d)		65,000,000	66,107,923
			178,988,404
Insurance - 0.1%
Argentum Netherlands BV 5.625% 8/15/2052 (b)(r)		6,561,000	6,544,598
Argentum Netherlands BV 5.75% 8/15/2050 (b)(r)		14,850,000	14,812,563
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)		2,600,000	2,581,201
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(r)		4,950,000	4,300,214
			28,238,576
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		6,465,000	5,703,160
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		3,182,000	3,128,256
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		1,969,000	1,970,749
			10,802,165
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		4,079,000	4,093,305
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		740,000	637,186
			4,730,491
TOTAL SWITZERLAND			222,759,636
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		9,330,000	9,484,878
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (d)		1,375,000	981,626
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (d)		1,080,000	1,144,422
Industrials - 0.0%
Building Products - 0.0%
Sisecam UK PLC 8.625% 5/2/2032 (d)		2,145,000	2,163,812
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (d)		1,705,000	1,680,124
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (d)		1,290,000	1,282,337
TOTAL TURKEY			6,270,695
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (d)		1,360,207	1,026,957
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (r)		792,803	737,306

TOTAL UKRAINE			1,764,263
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (d)		1,370,000	1,292,088
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (d)		774,290	669,977
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (d)		5,030,000	4,166,098
			6,128,163
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (d)		1,720,000	1,638,833
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (d)		835,000	860,484
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (d)		1,925,000	1,760,721
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (d)		870,000	829,232
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (d)		2,140,000	2,020,289
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (d)		810,000	836,033
			7,945,592
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (d)		2,070,000	1,952,631
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (d)		1,480,000	1,425,425
			3,378,056
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (r)		900,000	933,336
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (d)		1,960,000	1,589,913
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (d)		880,000	866,131
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (d)		985,000	967,122
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (d)		1,720,000	1,657,650
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (d)		520,000	520,733
			5,601,549
TOTAL UNITED ARAB EMIRATES			23,986,696
UNITED KINGDOM - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)		730,000	673,698
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)		4,925,000	4,349,500
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		4,510,000	3,909,704
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (d)		240,000	243,558
Vodafone Group PLC 4.875% 10/3/2078 (b)(r)	GBP	5,150,000	6,506,147
			10,659,409
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		2,775,000	2,869,561
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)		2,435,000	2,527,983
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)		3,120,000	3,291,822
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (d)		1,831,000	1,924,175
			10,613,541
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (d)		4,672,000	4,520,693
Broadline Retail - 0.1%
John Lewis PLC 4.25% 12/18/2034 (r)	GBP	610,000	601,885
John Lewis PLC 6.125% 1/21/2025	GBP	14,058,000	17,895,329
			18,497,214
Hotels, Restaurants & Leisure - 0.0%
Compass Group PLC 3.25% 9/16/2033 (r)	EUR	3,225,000	3,462,864
InterContinental Hotels Group PLC 3.375% 10/8/2028 (r)	GBP	2,700,000	3,230,584
Merlin Entertainments Group US Holdings Inc 7.375% 2/15/2031 (d)		975,000	954,085
Whitbread Group PLC 2.375% 5/31/2027 (r)	GBP	1,850,000	2,197,320
			9,844,853
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (r)	GBP	3,350,000	3,430,486
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		3,660,000	3,664,575
TOTAL CONSUMER DISCRETIONARY			50,571,362

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.0%
Tesco Corporate Treasury Services PLC 2.75% 4/27/2030 (r)	GBP	3,545,000	4,040,657
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (r)	EUR	830,000	920,794
Tobacco - 0.3%
BAT Capital Corp 6.421% 8/2/2033		21,453,000	23,140,178
BAT International Finance PLC 4.125% 4/12/2032 (r)	EUR	8,900,000	9,722,449
Imperial Brands Finance PLC 4.25% 7/21/2025 (d)		1,212,000	1,205,789
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)		12,116,000	12,474,647
Reynolds American Inc 4.45% 6/12/2025		5,827,000	5,815,777
Reynolds American Inc 5.7% 8/15/2035		2,699,000	2,773,683
Reynolds American Inc 5.85% 8/15/2045		22,737,000	22,481,381
Reynolds American Inc 6.15% 9/15/2043		2,874,000	2,954,174
Reynolds American Inc 7.25% 6/15/2037		3,221,000	3,635,172
			84,203,250
TOTAL CONSUMER STAPLES			89,164,701

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
eG Global Finance PLC 12% 11/30/2028 (d)		13,190,000	14,785,870
Harbour Energy PLC 5.5% 10/15/2026 (d)		720,000	716,788
			15,502,658
Financials - 0.8%
Banks - 0.8%
Barclays PLC 2.852% 5/7/2026 (b)		16,500,000	16,342,175
Barclays PLC 5.088% 6/20/2030 (b)		26,155,000	25,806,728
Barclays PLC 5.2% 5/12/2026		12,530,000	12,540,967
Barclays PLC 5.262% 1/29/2034 (b)(r)	EUR	5,490,000	6,510,003
Barclays PLC 5.69% 3/12/2030 (b)		28,747,000	29,336,472
Barclays PLC 5.829% 5/9/2027 (b)		27,350,000	27,661,830
Barclays PLC 6.224% 5/9/2034 (b)		20,610,000	21,718,137
Barclays PLC 6.49% 9/13/2029 (b)		36,156,000	37,976,444
Barclays PLC 8.407% 11/14/2032 (b)(r)	GBP	2,300,000	3,130,118
HSBC Holdings PLC 4.787% 3/10/2032 (b)(r)	EUR	3,930,000	4,520,998
HSBC Holdings PLC 4.856% 5/23/2033 (b)(r)	EUR	5,100,000	5,945,856
HSBC Holdings PLC 6.8% 9/14/2031 (b)	GBP	1,160,000	1,587,432
HSBC Holdings PLC 7.39% 11/3/2028 (b)		2,850,000	3,036,652
HSBC Holdings PLC 8.201% 11/16/2034 (b)(r)	GBP	3,200,000	4,473,250
Lloyds Banking Group PLC 1.985% 12/15/2031 (b)	GBP	3,200,000	3,821,666
Lloyds Banking Group PLC 4.5% 1/11/2029 (b)(r)	EUR	1,960,000	2,169,821
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(r)	EUR	4,800,000	5,487,505
NatWest Group PLC 2.105% 11/28/2031 (b)(r)	GBP	5,300,000	6,350,487
NatWest Group PLC 3.073% 5/22/2028 (b)		17,464,000	16,734,950
NatWest Group PLC 3.622% 8/14/2030 (b)(r)	GBP	2,250,000	2,835,667
NatWest Group PLC 4.771% 2/16/2029 (b)(r)	EUR	4,800,000	5,349,952
NatWest Group PLC 4.8% 4/5/2026		15,141,000	15,142,832
NatWest Group PLC 7.416% 6/6/2033 (b)(r)	GBP	2,600,000	3,481,709
Virgin Money UK PLC 7.625% 8/23/2029 (b)(r)	GBP	5,000,000	6,885,481
			268,847,132
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (r)	GBP	2,600,000	3,728,976
TOTAL FINANCIALS			272,576,108

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)		1,845,000	1,701,379
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (r)	EUR	4,150,000	4,402,313
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (r)	GBP	3,353,000	4,165,195
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (r)	GBP	3,850,000	4,902,286
TOTAL INDUSTRIALS			13,469,794

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)		935,000	994,203
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (d)(e)(f)		1,205,000	172,749
TOTAL MATERIALS			1,166,952

Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (r)	GBP	1,600,000	2,014,525
Real Estate Management & Development - 0.0%
Tritax EuroBox PLC 0.95% 6/2/2026 (r)	EUR	1,580,000	1,620,840
TOTAL REAL ESTATE			3,635,365

Utilities - 0.1%
Electric Utilities - 0.0%
NGG Finance PLC 2.125% 9/5/2082 (b)(r)	EUR	6,100,000	6,181,521
Northern Powergrid Yorkshire PLC 2.5% 4/1/2025 (r)	GBP	147,000	185,303
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (r)	EUR	3,275,000	3,517,448
			9,884,272
Gas Utilities - 0.0%
Southern Gas Networks PLC 3.5% 10/16/2030 (r)	EUR	3,325,000	3,538,852
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		4,935,000	4,940,599
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (r)	GBP	1,450,000	1,481,754
Anglian Water Services Financing PLC 5.875% 6/20/2031 (r)	GBP	1,153,000	1,474,940
Anglian Water Services Financing PLC 6.25% 9/12/2044 (r)	GBP	2,575,000	3,223,797
Anglian Water Services Financing PLC 6.293% 7/30/2030 (r)	GBP	2,044,000	2,656,749
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (r)	GBP	1,170,000	1,397,922
Southern Water Services Finance Ltd 1.625% 3/30/2027 (r)	GBP	1,765,000	1,758,128
Southern Water Services Finance Ltd 2.375% 5/28/2028 (r)	GBP	930,000	920,192
SW Finance I PLC 7.375% 12/12/2041 (r)	GBP	1,334,000	1,427,929
			14,341,411
TOTAL UTILITIES			32,705,134

TOTAL UNITED KINGDOM			496,176,060
UNITED STATES - 19.9%
Communication Services - 2.2%
Diversified Telecommunication Services - 0.3%
AT&T Inc 2.55% 12/1/2033		46,000,000	37,908,395
AT&T Inc 4.3% 2/15/2030		10,373,000	10,166,538
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		895,000	830,813
Consolidated Communications Inc 5% 10/1/2028 (d)		1,215,000	1,140,945
Frontier Communications Holdings LLC 5% 5/1/2028 (d)		5,717,000	5,659,119
Frontier Communications Holdings LLC 5.875% 10/15/2027 (d)		1,141,000	1,142,364
Frontier Communications Holdings LLC 5.875% 11/1/2029		2,650,000	2,653,890
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)		2,236,000	2,382,402
Level 3 Financing Inc 10% 10/15/2032 (d)		490,000	488,819
Level 3 Financing Inc 10.5% 5/15/2030 (d)		7,534,000	8,268,552
Level 3 Financing Inc 11% 11/15/2029 (d)		2,119,796	2,408,675
Level 3 Financing Inc 3.625% 1/15/2029 (d)		1,116,000	890,010
Level 3 Financing Inc 3.75% 7/15/2029 (d)		245,000	191,505
Level 3 Financing Inc 3.875% 10/15/2030 (d)		1,380,000	1,100,550
Level 3 Financing Inc 4% 4/15/2031 (d)		235,000	186,237
Level 3 Financing Inc 4.25% 7/1/2028 (d)		495,000	438,075
Level 3 Financing Inc 4.5% 4/1/2030 (d)		4,455,000	3,724,196
Level 3 Financing Inc 4.625% 9/15/2027 (d)		250,000	230,000
Lumen Technologies Inc 4.5% 1/15/2029 (d)		515,000	432,600
Verizon Communications Inc 2.55% 3/21/2031		21,181,000	18,520,051
Verizon Communications Inc 3.75% 2/28/2036	EUR	1,925,000	2,110,727
Verizon Communications Inc 4.78% 2/15/2035 (d)		26,362,000	25,704,223
Zayo Group Holdings Inc 4% 3/1/2027 (d)(s)		3,914,000	3,690,732
			130,269,418
Media - 1.6%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		5,155,000	4,938,451
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		4,575,000	3,814,604
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		7,195,000	6,442,914
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		7,900,000	6,979,999
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)		8,375,000	7,264,078
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)		1,185,000	1,078,379
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)		300,000	269,958
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)		695,000	685,613
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (d)		3,061,000	2,980,618
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		4,414,000	3,565,812
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052		4,000,000	2,721,575
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		24,687,000	22,575,232
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		13,200,000	10,420,630
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		29,677,000	25,128,090
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		47,728,000	40,767,272
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		36,711,000	30,663,293
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		16,353,000	16,824,819
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		9,078,000	8,924,584
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		11,285,000	11,830,118
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		37,000,000	39,003,178
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055		3,000,000	3,050,039
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (d)		1,769,000	1,726,578
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		2,367,000	2,094,942
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		3,520,000	3,644,344
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)(s)		3,180,000	3,373,376
Comcast Corp 3.9% 3/1/2038		3,341,000	2,907,745
Comcast Corp 4.65% 7/15/2042		7,870,000	7,262,719
Comcast Corp 6.45% 3/15/2037		1,399,000	1,551,968
CSC Holdings LLC 3.375% 2/15/2031 (d)		5,196,000	3,768,127
CSC Holdings LLC 4.125% 12/1/2030 (d)		3,005,000	2,257,253
CSC Holdings LLC 4.5% 11/15/2031 (d)		950,000	713,017
CSC Holdings LLC 4.625% 12/1/2030 (d)		8,868,000	4,954,173
CSC Holdings LLC 5.375% 2/1/2028 (d)		5,145,000	4,482,007
Discovery Communications LLC 3.625% 5/15/2030		13,528,000	12,235,255
Discovery Communications LLC 4.125% 5/15/2029		749,000	707,976
DISH DBS Corp 5.125% 6/1/2029		1,615,000	1,069,561
DISH DBS Corp 7.375% 7/1/2028		396,000	299,489
DISH Network Corp 11.75% 11/15/2027 (d)		4,639,000	4,928,567
EchoStar Corp 10.75% 11/30/2029		27,604,815	29,862,222
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (b)		7,333,152	6,621,770
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)		3,030,000	3,204,934
Sirius XM Radio Inc 4.125% 7/1/2030 (d)		3,450,000	3,112,727
Sirius XM Radio Inc 5.5% 7/1/2029 (d)		553,000	540,453
Time Warner Cable LLC 4.5% 9/15/2042		18,291,000	14,294,438
Time Warner Cable LLC 5.5% 9/1/2041		8,265,000	7,277,632
Time Warner Cable LLC 5.875% 11/15/2040		10,540,000	9,731,202
Time Warner Cable LLC 6.55% 5/1/2037		29,622,000	29,433,221
Time Warner Cable LLC 7.3% 7/1/2038		24,672,000	25,990,673
Univision Communications Inc 4.5% 5/1/2029 (d)		2,915,000	2,616,508
Univision Communications Inc 6.625% 6/1/2027 (d)		4,513,000	4,496,902
Univision Communications Inc 7.375% 6/30/2030 (d)		2,515,000	2,424,572
Univision Communications Inc 8% 8/15/2028 (d)		2,718,000	2,773,531
Univision Communications Inc 8.5% 7/31/2031 (d)		3,135,000	3,110,036
Warnermedia Holdings Inc 3.755% 3/15/2027		15,793,000	15,295,662
Warnermedia Holdings Inc 4.054% 3/15/2029		4,725,000	4,469,683
Warnermedia Holdings Inc 4.279% 3/15/2032		67,020,000	60,477,211
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	3,425,000	3,742,134
Warnermedia Holdings Inc 5.05% 3/15/2042		11,773,000	9,946,847
Warnermedia Holdings Inc 5.141% 3/15/2052		75,442,000	60,644,465
			607,973,176
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031		35,000,000	29,600,673
T-Mobile USA Inc 3.75% 4/15/2027		23,850,000	23,364,427
T-Mobile USA Inc 3.875% 4/15/2030		42,000,000	40,128,159
T-Mobile USA Inc 4.375% 4/15/2040		5,147,000	4,634,648
T-Mobile USA Inc 5.05% 7/15/2033		29,000,000	29,087,510
			126,815,417
TOTAL COMMUNICATION SERVICES			865,058,011

Consumer Discretionary - 0.8%
Automobile Components - 0.0%
Patrick Industries Inc 6.375% 11/1/2032 (d)		1,370,000	1,355,367
Automobiles - 0.2%
Ford Motor Co 3.25% 2/12/2032		54,000,000	46,059,996
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(c)(d)		14,947,000	14,982,185
			61,042,181
Broadline Retail - 0.0%
Kohl's Corp 4.25% 7/17/2025		832,000	820,642
Match Group Holdings II LLC 4.125% 8/1/2030 (d)		1,210,000	1,095,130
Nordstrom Inc 4.25% 8/1/2031		2,260,000	1,989,165
Nordstrom Inc 4.375% 4/1/2030		1,185,000	1,082,729
Wayfair LLC 7.25% 10/31/2029 (d)(s)		2,190,000	2,219,331
			7,206,997
Distributors - 0.0%
Gates Corp/DE 6.875% 7/1/2029 (d)		1,102,000	1,131,033
Windsor Holdings III LLC 8.5% 6/15/2030 (d)		1,990,000	2,114,154
			3,245,187
Diversified Consumer Services - 0.0%
Service Corp International/US 4% 5/15/2031		1,650,000	1,508,390
Service Corp International/US 5.125% 6/1/2029 (s)		1,040,000	1,023,281
Service Corp International/US 5.75% 10/15/2032		895,000	891,683
Sotheby's 7.375% 10/15/2027 (d)		3,268,000	3,231,536
StoneMor Inc 8.5% 5/15/2029 (d)		1,225,000	1,103,038
TKC Holdings Inc 10.5% 5/15/2029 (d)		4,516,000	4,617,402
TKC Holdings Inc 6.875% 5/15/2028 (d)		3,230,000	3,228,393
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)		3,819,000	3,814,449
			19,418,172
Hotels, Restaurants & Leisure - 0.3%
Aramark Services Inc 5% 2/1/2028 (d)		2,324,000	2,275,358
Caesars Entertainment Inc 6% 10/15/2032 (d)		3,570,000	3,509,138
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		3,915,000	3,993,598
Caesars Entertainment Inc 7% 2/15/2030 (d)		3,161,000	3,259,869
Caesars Entertainment Inc 8.125% 7/1/2027 (d)		1,367,000	1,392,899
Carnival Corp 10.5% 6/1/2030 (d)		5,990,000	6,424,866
Carnival Corp 6% 5/1/2029 (d)		2,885,000	2,895,091
Carnival Corp 6.65% 1/15/2028		450,000	464,464
Carnival Corp 7.625% 3/1/2026 (d)		6,600,000	6,642,837
ClubCorp Holdings Inc 8.5% 9/15/2025 (d)		1,275,000	1,255,875
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 6.75% 1/15/2030 (d)		7,227,000	6,770,524
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		6,640,000	5,854,516
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)		2,915,000	2,669,134
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		1,195,000	1,196,756
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		1,755,000	1,770,476
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)		1,755,000	1,772,322
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 6.625% 1/15/2032 (d)		4,085,000	4,133,820
Life Time Inc 5.75% 1/15/2026 (d)		3,639,000	3,637,688
Life Time Inc 6% 11/15/2031 (d)		6,215,000	6,217,007
Life Time Inc 8% 4/15/2026 (d)		5,129,000	5,149,424
Lindblad Expeditions LLC 6.75% 2/15/2027 (d)		490,000	491,534
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		3,344,000	3,009,053
McDonald's Corp 3.5% 7/1/2027		6,642,000	6,481,689
MGM Resorts International 6.5% 4/15/2032		2,100,000	2,120,938
Mohegan Tribal Gaming Authority 8% 2/1/2026 (d)		4,018,000	3,992,963
NCL Corp Ltd 3.625% 12/15/2024 (d)		1,887,000	1,883,001
NCL Corp Ltd 5.875% 3/15/2026 (d)		1,345,000	1,344,925
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (d)		2,445,000	2,414,410
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		1,930,000	1,927,095
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		2,320,000	2,324,048
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		4,335,000	4,389,482
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)		1,060,000	1,082,945
Station Casinos LLC 4.5% 2/15/2028 (d)		2,371,000	2,265,146
Station Casinos LLC 6.625% 3/15/2032 (d)		2,085,000	2,090,290
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp 5.875% 5/15/2025 (d)		546,000	545,179
Times Square Hotel Trust 8.528% 8/1/2026 (d)		372,318	373,247
Viking Cruises Ltd 9.125% 7/15/2031 (d)		665,000	719,869
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)		950,000	937,924
VOC Escrow Ltd 5% 2/15/2028 (d)		1,305,000	1,274,009
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (d)		950,000	1,003,367
Yum! Brands Inc 4.625% 1/31/2032		5,170,000	4,862,207
Yum! Brands Inc 5.375% 4/1/2032		760,000	745,367
			117,564,350
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)		1,345,000	1,256,660
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		1,655,000	1,688,405
Landsea Homes Corp 8.875% 4/1/2029 (d)		1,068,000	1,095,063
LGI Homes Inc 4% 7/15/2029 (d)		1,268,000	1,147,608
LGI Homes Inc 7% 11/15/2032 (d)		4,060,000	4,096,459
LGI Homes Inc 8.75% 12/15/2028 (d)		862,000	914,500
Newell Brands Inc 5.7% 4/1/2026 (i)		398,000	400,241
Newell Brands Inc 6.375% 5/15/2030		2,525,000	2,571,982
Newell Brands Inc 6.375% 9/15/2027		740,000	750,346
Newell Brands Inc 6.625% 5/15/2032		1,935,000	1,968,968
Newell Brands Inc 6.625% 9/15/2029		1,055,000	1,083,067
Newell Brands Inc 6.875% 4/1/2036 (i)		556,000	565,295
Newell Brands Inc 7% 4/1/2046 (i)		760,000	726,286
TopBuild Corp 4.125% 2/15/2032 (d)		1,870,000	1,680,996
			19,945,876
Specialty Retail - 0.2%
AutoNation Inc 4.75% 6/1/2030		2,958,000	2,902,823
Carvana Co 10.25% 5/1/2030 (d)		220,000	230,450
Carvana Co 12% 12/1/2028 pay-in-kind (b)(d)		2,165,462	2,306,503
Carvana Co 13% 6/1/2030 pay-in-kind (b)(d)		1,174,080	1,290,070
Carvana Co 14% 6/1/2031 pay-in-kind (b)(d)		4,746,735	5,679,348
Carvana Co 4.875% 9/1/2029 (d)		1,397,000	1,159,510
Carvana Co 5.5% 4/15/2027 (d)		1,512,000	1,391,040
Carvana Co 5.625% 10/1/2025 (d)		5,730,000	5,673,230
Carvana Co 5.875% 10/1/2028 (d)		800,000	719,046
Champions Financing Inc 8.75% 2/15/2029 (d)		4,498,000	4,523,796
Hudson Automotive Group 8% 5/15/2032 (d)		1,290,000	1,353,374
LBM Acquisition LLC 6.25% 1/15/2029 (d)		2,705,000	2,530,833
Lowe's Cos Inc 3.35% 4/1/2027		2,389,000	2,324,684
Lowe's Cos Inc 4.45% 4/1/2062		33,905,000	27,953,555
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (s)		2,070,000	2,113,757
Staples Inc 10.75% 9/1/2029 (d)		3,925,000	3,869,780
Staples Inc 12.75% 1/15/2030 (d)		3,167,485	2,614,199
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)		2,605,000	2,696,177
			71,332,175
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (d)		1,255,000	1,101,490
Levi Strauss & Co 3.5% 3/1/2031 (d)		1,285,000	1,140,575
Wolverine World Wide Inc 4% 8/15/2029 (d)		2,580,000	2,271,296
			4,513,361
TOTAL CONSUMER DISCRETIONARY			305,623,666

Consumer Staples - 0.5%
Beverages - 0.0%
Triton Water Holdings 6.25% 4/1/2029 (d)		4,595,000	4,570,716
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		4,205,000	3,885,583
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		3,815,000	3,674,307
C&S Group Enterprises LLC 5% 12/15/2028 (d)		4,516,000	3,708,976
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		4,955,000	5,187,542
Kroger Co/The 4.65% 9/15/2029		19,550,000	19,598,381
Kroger Co/The 4.9% 9/15/2031		19,550,000	19,646,896
Kroger Co/The 5% 9/15/2034		19,550,000	19,434,077
Performance Food Group Inc 5.5% 10/15/2027 (d)		2,247,000	2,234,372
Performance Food Group Inc 6.125% 9/15/2032 (d)		3,565,000	3,596,614
United Natural Foods Inc 6.75% 10/15/2028 (d)		630,000	620,058
US Foods Inc 4.625% 6/1/2030 (d)		1,130,000	1,076,431
US Foods Inc 4.75% 2/15/2029 (d)		3,290,000	3,174,375
US Foods Inc 5.75% 4/15/2033 (d)		1,970,000	1,945,135
US Foods Inc 6.875% 9/15/2028 (d)		1,230,000	1,270,918
Walgreens Boots Alliance Inc 8.125% 8/15/2029 (s)		1,455,000	1,465,078
			90,518,743
Food Products - 0.1%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (b)(d)		1,705,000	1,800,961
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)		1,895,000	1,987,633
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)		1,255,000	1,323,797
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)		5,800,000	5,401,412
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		850,000	778,321
Post Holdings Inc 4.625% 4/15/2030 (d)		2,555,000	2,395,741
Post Holdings Inc 5.5% 12/15/2029 (d)		3,595,000	3,505,650
Post Holdings Inc 6.25% 10/15/2034 (d)		1,255,000	1,240,170
Post Holdings Inc 6.25% 2/15/2032 (d)		2,480,000	2,505,733
Post Holdings Inc 6.375% 3/1/2033 (d)		2,140,000	2,131,656
			23,071,074
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		1,510,000	1,533,833
Tobacco - 0.2%
Altria Group Inc 3.875% 9/16/2046		28,850,000	22,157,496
Altria Group Inc 4.25% 8/9/2042		17,795,000	14,880,073
Altria Group Inc 4.5% 5/2/2043		11,887,000	10,210,042
Altria Group Inc 4.8% 2/14/2029		3,305,000	3,300,308
Altria Group Inc 5.95% 2/14/2049		14,275,000	14,680,080
			65,227,999
TOTAL CONSUMER STAPLES			184,922,365

Energy - 2.1%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)		2,175,000	2,204,733
Halliburton Co 3.8% 11/15/2025		152,000	150,545
Halliburton Co 4.85% 11/15/2035		5,447,000	5,344,379
Nabors Industries Inc 8.875% 8/15/2031 (d)		1,310,000	1,265,621
Nabors Industries Inc 9.125% 1/31/2030 (d)		505,000	525,028
Star Holding LLC 8.75% 8/1/2031 (d)		1,285,000	1,263,591
Transocean Aquila Ltd 8% 9/30/2028 (d)		626,308	642,879
Transocean Inc 8% 2/1/2027 (d)		5,134,000	5,131,823
Transocean Inc 8.25% 5/15/2029 (d)		1,755,000	1,771,083
Transocean Inc 8.5% 5/15/2031 (d)		2,255,000	2,286,823
Transocean Inc 8.75% 2/15/2030 (d)		1,534,250	1,598,293
Transocean Poseidon Ltd 6.875% 2/1/2027 (d)		1,267,800	1,274,184
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		1,230,000	1,237,794
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)		2,100,000	2,151,467
Valaris Ltd 8.375% 4/30/2030 (d)		3,900,000	3,971,996
			30,820,239
Oil, Gas & Consumable Fuels - 2.0%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)		3,355,000	3,479,592
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)		950,000	948,044
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (d)		730,000	751,358
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (d)		730,000	756,903
California Resources Corp 7.125% 2/1/2026 (d)		529,000	530,456
California Resources Corp 8.25% 6/15/2029 (d)		5,745,000	5,895,799
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		990,000	1,012,788
Cheniere Energy Partners LP 5.75% 8/15/2034 (d)		2,455,000	2,506,206
CITGO Petroleum Corp 6.375% 6/15/2026 (d)		4,172,000	4,192,816
CITGO Petroleum Corp 7% 6/15/2025 (d)		4,319,000	4,324,299
CITGO Petroleum Corp 8.375% 1/15/2029 (d)		3,196,000	3,324,112
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		2,780,000	2,589,129
CNX Resources Corp 7.25% 3/1/2032 (d)		2,845,000	2,952,840
CNX Resources Corp 7.375% 1/15/2031 (d)(s)		2,150,000	2,230,620
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)		3,692,000	3,844,705
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)		9,954,000	10,492,092
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)		2,975,000	3,208,837
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)		5,356,000	5,922,447
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)		3,206,000	3,599,684
Comstock Resources Inc 5.875% 1/15/2030 (d)(s)		4,274,000	4,029,971
Comstock Resources Inc 6.75% 3/1/2029 (d)(s)		3,305,000	3,258,624
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		4,195,000	4,437,425
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (d)		2,795,000	2,834,697
CVR Energy Inc 5.75% 2/15/2028 (d)		5,787,000	5,475,775
CVR Energy Inc 8.5% 1/15/2029 (d)		3,417,000	3,358,138
DCP Midstream Operating LP 6.45% 11/3/2036 (d)		8,754,000	9,160,833
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		6,325,000	6,358,379
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		3,060,000	3,190,480
DT Midstream Inc 4.125% 6/15/2029 (d)		2,270,000	2,156,255
DT Midstream Inc 4.375% 6/15/2031 (d)		950,000	883,635
DT Midstream Inc 5.8% 12/15/2034 (d)(g)		2,282,000	2,322,283
Energy Transfer LP 3.75% 5/15/2030		18,703,000	17,647,690
Energy Transfer LP 4.95% 6/15/2028		12,566,000	12,653,789
Energy Transfer LP 5% 5/15/2050		36,762,000	32,791,661
Energy Transfer LP 5.25% 4/15/2029		6,576,000	6,673,285
Energy Transfer LP 5.4% 10/1/2047		33,221,000	31,255,042
Energy Transfer LP 5.8% 6/15/2038		7,006,000	7,142,720
Energy Transfer LP 6% 6/15/2048		6,263,000	6,342,961
Energy Transfer LP 6.125% 12/15/2045		1,400,000	1,444,406
Energy Transfer LP 6.25% 4/15/2049		4,516,000	4,731,413
Energy Transfer LP 7.375% 2/1/2031 (d)		1,695,000	1,785,028
EnLink Midstream Partners LP 4.15% 6/1/2025		1,015,000	1,009,057
EnLink Midstream Partners LP 4.85% 7/15/2026		1,780,000	1,774,503
EQM Midstream Partners LP 4.75% 1/15/2031 (d)(s)		780,000	748,893
EQM Midstream Partners LP 6% 7/1/2025 (d)		239,000	239,411
EQM Midstream Partners LP 6.5% 7/1/2027 (d)		650,000	665,983
Expand Energy Corp 4.75% 2/1/2032		2,275,000	2,164,989
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		2,440,000	2,447,324
Global Partners LP / GLP Finance Corp 7% 8/1/2027		5,189,000	5,228,888
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)(s)		1,010,000	1,060,068
Harvest Midstream I LP 7.5% 5/15/2032 (d)		1,235,000	1,269,051
Harvest Midstream I LP 7.5% 9/1/2028 (d)		3,815,000	3,902,778
Hess Corp 5.6% 2/15/2041		19,538,000	19,944,807
Hess Corp 5.8% 4/1/2047		15,757,000	16,400,877
Hess Corp 7.125% 3/15/2033		3,656,000	4,151,116
Hess Corp 7.3% 8/15/2031		8,054,000	9,148,950
Hess Corp 7.875% 10/1/2029		13,500,000	15,299,370
Hess Midstream Operations LP 4.25% 2/15/2030 (d)		1,370,000	1,288,178
Hess Midstream Operations LP 5.125% 6/15/2028 (d)		3,922,000	3,846,402
Hess Midstream Operations LP 5.5% 10/15/2030 (d)(s)		850,000	834,901
Hess Midstream Operations LP 5.625% 2/15/2026 (d)		4,255,000	4,249,670
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		910,000	930,646
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		1,490,000	1,535,659
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (d)		3,500,000	3,715,973
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		27,364,000	26,511,966
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		1,203,000	1,303,936
Kinder Morgan Inc 5.05% 2/15/2046		3,092,000	2,822,362
Kinder Morgan Inc 5.55% 6/1/2045		7,786,000	7,603,338
Kinetik Holdings LP 5.875% 6/15/2030 (d)(s)		2,300,000	2,295,233
Kinetik Holdings LP 6.625% 12/15/2028 (d)		3,065,000	3,138,245
Matador Resources Co 6.25% 4/15/2033 (d)		1,240,000	1,222,881
Matador Resources Co 6.5% 4/15/2032 (d)		2,520,000	2,526,265
Mesquite Energy Inc 7.25% (d)(e)(f)		7,883,000	1
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		3,388,000	3,330,332
MPLX LP 4.8% 2/15/2029		3,672,000	3,672,343
MPLX LP 4.875% 12/1/2024		8,532,000	8,532,000
MPLX LP 4.95% 9/1/2032		22,661,000	22,356,487
MPLX LP 5.5% 2/15/2049		11,018,000	10,646,934
Murphy Oil Corp 6% 10/1/2032		800,000	783,227
Murphy Oil USA Inc 3.75% 2/15/2031 (d)		1,205,000	1,078,406
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)		3,040,000	3,107,707
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)		950,000	999,330
Occidental Petroleum Corp 5.55% 3/15/2026		14,762,000	14,839,633
Occidental Petroleum Corp 6.45% 9/15/2036		16,266,000	17,090,617
Occidental Petroleum Corp 6.6% 3/15/2046		18,160,000	19,126,966
Occidental Petroleum Corp 6.625% 9/1/2030		33,925,000	35,942,719
Occidental Petroleum Corp 7.5% 5/1/2031 (s)		26,639,000	29,671,184
Occidental Petroleum Corp 7.875% 9/15/2031		535,000	603,691
Occidental Petroleum Corp 8.875% 7/15/2030		4,355,000	5,010,101
ONEOK Inc 4.25% 9/24/2027		8,535,000	8,444,716
ONEOK Inc 4.4% 10/15/2029		8,925,000	8,768,798
ONEOK Inc 4.75% 10/15/2031		17,361,000	17,118,791
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		6,380,000	6,548,506
Permian Resources Operating LLC 5.875% 7/1/2029 (d)		2,750,000	2,736,236
Permian Resources Operating LLC 6.25% 2/1/2033 (d)		1,000,000	1,007,488
Permian Resources Operating LLC 7% 1/15/2032 (d)		660,000	679,508
Phillips 66 3.85% 4/9/2025		2,401,000	2,391,167
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		4,919,000	4,625,986
Prairie Acquiror LP 9% 8/1/2029 (d)		645,000	667,536
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		220,000	206,503
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)		2,610,000	2,496,368
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		990,000	957,288
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		31,000,000	30,420,577
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (d)		1,230,000	1,284,188
SM Energy Co 6.75% 8/1/2029 (d)		495,000	498,570
SM Energy Co 7% 8/1/2032 (d)		495,000	497,466
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		2,900,000	2,766,552
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		2,625,000	2,628,014
Sunoco LP 7% 5/1/2029 (d)		950,000	983,132
Sunoco LP 7.25% 5/1/2032 (d)(s)		1,445,000	1,511,977
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		3,515,000	3,418,443
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		7,715,000	7,302,401
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)		1,472,000	1,471,835
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		5,080,000	4,808,098
Talos Production Inc 9% 2/1/2029 (d)		885,000	925,922
Talos Production Inc 9.375% 2/1/2031 (d)(s)		1,240,000	1,302,474
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		3,952,000	3,649,155
TransMontaigne Partners LP / TLP Finance Corp 6.125% 2/15/2026		6,052,000	6,006,997
Western Gas Partners LP 4.05% 2/1/2030 (i)		19,000,000	18,042,917
Western Gas Partners LP 4.65% 7/1/2026		5,039,000	5,009,114
Western Gas Partners LP 4.75% 8/15/2028		3,701,000	3,657,246
Williams Cos Inc/The 3.5% 11/15/2030		32,834,000	30,579,705
Williams Cos Inc/The 3.9% 1/15/2025		16,989,000	16,965,091
Williams Cos Inc/The 4% 9/15/2025		1,911,000	1,898,760
Williams Cos Inc/The 4.65% 8/15/2032		23,596,000	22,963,423
Williams Cos Inc/The 5.3% 8/15/2052		5,344,000	5,160,046
			788,971,609
TOTAL ENERGY			819,791,848

Financials - 8.0%
Banks - 3.4%
Bank of America Corp 2.299% 7/21/2032 (b)		34,460,000	29,261,898
Bank of America Corp 2.496% 2/13/2031 (b)		10,000,000	8,906,660
Bank of America Corp 3.419% 12/20/2028 (b)		14,844,000	14,265,822
Bank of America Corp 3.705% 4/24/2028 (b)		20,736,000	20,239,754
Bank of America Corp 4.25% 10/22/2026		9,380,000	9,295,653
Bank of America Corp 4.571% 4/27/2033 (b)		10,000,000	9,710,731
Bank of America Corp 5.015% 7/22/2033 (b)		202,394,000	203,152,011
Bank of America Corp 5.468% 1/23/2035 (b)		31,000,000	31,844,502
Citigroup Inc 2.666% 1/29/2031 (b)		10,000,000	8,945,301
Citigroup Inc 4.3% 11/20/2026		5,384,000	5,337,302
Citigroup Inc 4.4% 6/10/2025		13,145,000	13,110,172
Citigroup Inc 4.412% 3/31/2031 (b)		42,031,000	40,948,509
Citigroup Inc 4.45% 9/29/2027		19,254,000	19,047,893
Citigroup Inc 4.6% 3/9/2026		8,567,000	8,539,932
Citigroup Inc 4.91% 5/24/2033 (b)		98,011,000	96,809,148
Citizens Financial Group Inc 2.638% 9/30/2032		10,185,000	8,385,218
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)		2,274,000	2,197,735
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)		905,000	943,594
JPMorgan Chase & Co 2.739% 10/15/2030 (b)		10,000,000	9,099,078
JPMorgan Chase & Co 2.956% 5/13/2031 (b)		16,800,000	15,187,268
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(r)	EUR	2,350,000	2,585,662
JPMorgan Chase & Co 4.452% 12/5/2029 (b)		40,200,000	39,687,289
JPMorgan Chase & Co 4.493% 3/24/2031 (b)		60,900,000	59,966,021
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		89,633,000	87,504,134
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		89,141,000	89,061,148
JPMorgan Chase & Co 5.299% 7/24/2029 (b)		35,000,000	35,601,994
JPMorgan Chase & Co 5.336% 1/23/2035 (b)		45,000,000	45,830,608
JPMorgan Chase & Co 5.717% 9/14/2033 (b)		41,000,000	42,489,659
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)		25,000,000	24,039,537
Synchrony Bank 5.4% 8/22/2025		21,633,000	21,653,663
Synchrony Bank 5.625% 8/23/2027		19,587,000	19,788,311
Wells Fargo & Co 2.572% 2/11/2031 (b)		10,000,000	8,930,471
Wells Fargo & Co 3.526% 3/24/2028 (b)		33,177,000	32,251,026
Wells Fargo & Co 4.478% 4/4/2031 (b)		58,414,000	57,299,684
Wells Fargo & Co 4.897% 7/25/2033 (b)		54,000,000	53,385,795
Wells Fargo & Co 5.013% 4/4/2051 (b)		32,932,000	31,291,923
Wells Fargo & Co 5.389% 4/24/2034 (b)		29,117,000	29,493,017
Wells Fargo & Co 5.499% 1/23/2035 (b)		10,279,000	10,534,435
Wells Fargo & Co 5.574% 7/25/2029 (b)		33,000,000	33,831,017
Wells Fargo & Co 6.303% 10/23/2029 (b)		20,000,000	21,034,107
Western Alliance Bancorp 3% 6/15/2031 (b)		4,737,000	4,477,886
			1,305,965,568
Capital Markets - 2.2%
Ares Capital Corp 3.875% 1/15/2026		47,916,000	47,268,197
AssuredPartners Inc 5.625% 1/15/2029 (d)		2,035,000	1,932,861
AssuredPartners Inc 7.5% 2/15/2032 (d)		2,470,000	2,512,689
Athene Global Funding 5.339% 1/15/2027 (d)		46,561,000	46,981,342
Athene Global Funding 5.583% 1/9/2029 (d)		20,758,000	21,177,458
Blackstone Private Credit Fund 4.7% 3/24/2025		63,655,000	63,497,423
Blackstone Private Credit Fund 4.875% 4/14/2026 (r)	GBP	3,591,000	4,499,036
Blackstone Private Credit Fund 7.05% 9/29/2025		28,315,000	28,759,693
Coinbase Global Inc 3.625% 10/1/2031 (d)		2,775,000	2,408,925
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)		34,782,000	29,675,350
Goldman Sachs Group Inc/The 2.6% 2/7/2030		10,000,000	8,979,745
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		64,036,000	56,464,289
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)		128,004,000	124,586,660
Goldman Sachs Group Inc/The 3.8% 3/15/2030		70,690,000	67,262,673
Goldman Sachs Group Inc/The 6.75% 10/1/2037		6,976,000	7,725,302
Hightower Holding LLC 6.75% 4/15/2029 (d)		1,140,000	1,139,838
Hightower Holding LLC 9.125% 1/31/2030 (d)		4,325,000	4,576,027
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)		1,320,000	1,256,373
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		2,623,000	2,633,608
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)		3,020,000	3,142,678
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		680,000	635,656
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		1,360,000	1,368,451
Moody's Corp 3.25% 1/15/2028		7,339,000	7,080,635
Moody's Corp 3.75% 3/24/2025		20,324,000	20,250,750
Morgan Stanley 2.699% 1/22/2031 (b)		10,000,000	9,008,512
Morgan Stanley 3.622% 4/1/2031 (b)		39,278,000	36,953,577
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	2,550,000	2,828,408
Morgan Stanley 4.431% 1/23/2030 (b)		14,132,000	13,917,271
Morgan Stanley 4.889% 7/20/2033 (b)		69,805,000	69,100,620
Morgan Stanley 5.25% 4/21/2034 (b)		45,000,000	45,438,446
Morgan Stanley 5.449% 7/20/2029 (b)		16,205,000	16,555,443
Morgan Stanley 5.831% 4/19/2035 (b)		32,000,000	33,557,742
Morgan Stanley 6.407% 11/1/2029 (b)		70,000,000	73,948,441
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		2,505,000	2,583,502
			859,707,621
Consumer Finance - 1.2%
Ally Financial Inc 5.75% 11/20/2025		22,874,000	22,972,469
Ally Financial Inc 5.8% 5/1/2025		20,531,000	20,569,556
Ally Financial Inc 6.7% 2/14/2033 (s)		5,050,000	5,207,735
Ally Financial Inc 7.1% 11/15/2027		32,320,000	34,219,588
Ally Financial Inc 8% 11/1/2031		42,441,000	47,697,269
Capital One Financial Corp 2.636% 3/3/2026 (b)		17,584,000	17,475,624
Capital One Financial Corp 3.273% 3/1/2030 (b)		22,490,000	20,932,633
Capital One Financial Corp 3.65% 5/11/2027		52,443,000	51,135,235
Capital One Financial Corp 3.8% 1/31/2028		24,176,000	23,420,036
Capital One Financial Corp 4.985% 7/24/2026 (b)		22,984,000	22,976,914
Capital One Financial Corp 5.247% 7/26/2030 (b)		35,910,000	36,102,792
Capital One Financial Corp 5.817% 2/1/2034 (b)		6,428,000	6,610,386
Capital One Financial Corp 6.377% 6/8/2034 (b)		3,572,000	3,793,327
Capital One Financial Corp 7.624% 10/30/2031 (b)		47,805,000	53,446,963
Discover Financial Services 4.1% 2/9/2027		11,988,000	11,828,040
Discover Financial Services 4.5% 1/30/2026		15,184,000	15,117,101
Encore Capital Group Inc 8.5% 5/15/2030 (d)		4,615,000	4,885,393
Encore Capital Group Inc 9.25% 4/1/2029 (d)		1,790,000	1,923,326
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	2,175,000	2,374,348
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	3,580,000	4,634,179
Ford Motor Credit Co LLC U.S. SOFR Index + 2.95%, 7.8489% 3/6/2026 (b)(c)		2,490,000	2,541,204
Navient Corp 4.875% 3/15/2028		505,000	484,494
Navient Corp 5% 3/15/2027		505,000	498,253
Navient Corp 5.625% 8/1/2033		735,000	656,413
OneMain Finance Corp 3.5% 1/15/2027		1,733,000	1,664,879
OneMain Finance Corp 3.875% 9/15/2028		5,655,000	5,275,350
OneMain Finance Corp 6.625% 5/15/2029		3,410,000	3,479,218
OneMain Finance Corp 7.125% 11/15/2031		870,000	896,172
OneMain Finance Corp 7.125% 3/15/2026		6,235,000	6,369,657
OneMain Finance Corp 9% 1/15/2029		5,000	5,322
PRA Group Inc 8.875% 1/31/2030 (d)		1,895,000	1,991,842
SLM Corp 4.2% 10/29/2025		1,255,000	1,236,965
Synchrony Financial 3.95% 12/1/2027		24,512,000	23,669,947
Synchrony Financial 5.15% 3/19/2029		15,997,000	15,871,098
			471,963,728
Financial Services - 0.8%
Block Inc 3.5% 6/1/2031		6,054,000	5,438,810
Block Inc 6.5% 5/15/2032 (d)		6,385,000	6,550,849
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)		4,925,000	5,201,475
Corebridge Financial Inc 3.5% 4/4/2025		7,079,000	7,043,479
Corebridge Financial Inc 3.65% 4/5/2027		24,155,000	23,561,728
Corebridge Financial Inc 3.85% 4/5/2029		9,902,000	9,555,006
Corebridge Financial Inc 3.9% 4/5/2032		11,788,000	10,942,702
Corebridge Financial Inc 4.35% 4/5/2042		2,681,000	2,321,178
Corebridge Financial Inc 4.4% 4/5/2052		7,930,000	6,654,165
Equitable Holdings Inc 4.572% 2/15/2029 (d)		4,941,000	4,848,564
GN Bondco LLC 9.5% 10/15/2031 (d)		1,567,000	1,667,744
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		1,315,000	1,348,645
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		6,355,000	5,488,903
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		7,166,000	6,888,710
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		5,556,000	5,475,442
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		2,780,000	2,759,527
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		395,000	405,573
Jackson Financial Inc 3.125% 11/23/2031		2,681,000	2,323,589
Jackson Financial Inc 5.17% 6/8/2027		10,301,000	10,385,099
Jackson Financial Inc 5.67% 6/8/2032		11,039,000	11,321,275
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027		32,955,000	31,291,168
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		33,235,000	28,262,187
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		9,085,000	8,095,963
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028		11,235,000	11,261,279
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030		6,505,000	6,555,209
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033		30,595,000	31,189,739
NCR Atleos Corp 9.5% 4/1/2029 (d)		1,970,000	2,155,793
NFE Financing LLC 12% 11/15/2029 (d)		24,204,894	24,265,406
PHH Escrow Issuer LLC 9.875% 11/1/2029 (d)		245,000	237,138
Pine Street Trust II 5.568% 2/15/2049 (d)		19,200,000	18,694,037
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		2,460,000	2,544,083
Windstream Services LLC / Windstream Escrow Finance Corp 7.75% 8/15/2028 (d)(s)		3,730,000	3,759,266
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		2,225,000	2,323,078
			300,816,809
Insurance - 0.4%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)		760,000	719,818
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		1,060,000	1,080,038
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)		1,030,000	1,058,234
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		1,060,000	1,103,184
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (d)		6,006,000	5,722,877
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		500,000	500,014
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (d)		855,000	851,785
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)		3,269,000	3,300,754
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (d)		675,000	685,450
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		1,760,000	1,770,606
AmWINS Group Inc 4.875% 6/30/2029 (d)		6,145,000	5,819,657
AmWINS Group Inc 6.375% 2/15/2029 (d)		2,070,000	2,089,930
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		3,730,000	3,771,963
Five Corners Funding Trust II 2.85% 5/15/2030 (d)		42,017,000	37,991,004
HUB International Ltd 7.25% 6/15/2030 (d)		2,035,000	2,110,937
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)		8,055,000	7,956,429
Marsh & McLennan Cos Inc 4.375% 3/15/2029		12,747,000	12,645,152
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (d)		21,378,000	14,767,680
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)		3,230,000	3,308,595
Prudential Financial Inc 5.375% 5/15/2045 (b)		11,144,000	11,120,905
Unum Group 3.875% 11/5/2025		13,752,000	13,620,353
Unum Group 4% 6/15/2029		15,636,000	15,188,223
Unum Group 5.75% 8/15/2042		16,274,000	16,464,849
			163,648,437
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 6.25% 10/15/2025 (d)		455,000	455,001
Rithm Capital Corp 8% 4/1/2029 (d)		1,000,000	1,002,334
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		490,000	472,926
Starwood Property Trust Inc 3.75% 12/31/2024 (d)		1,510,000	1,508,901
Starwood Property Trust Inc 4.75% 3/15/2025		250,000	250,078
Starwood Property Trust Inc 6% 4/15/2030 (d)		2,020,000	1,994,168
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		1,245,000	1,281,985
			6,965,393
TOTAL FINANCIALS			3,109,067,556

Health Care - 1.2%
Biotechnology - 0.1%
Amgen Inc 5.25% 3/2/2033		13,756,000	13,979,435
Amgen Inc 5.6% 3/2/2043		13,068,000	13,264,375
Amgen Inc 5.65% 3/2/2053		6,496,000	6,625,909
Amgen Inc 5.75% 3/2/2063		11,839,000	12,052,689
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		3,890,000	3,131,574
			49,053,982
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (d)(s)		3,976,000	3,675,696
Avantor Funding Inc 3.875% 11/1/2029 (d)		1,415,000	1,313,974
Avantor Funding Inc 4.625% 7/15/2028 (d)		1,177,000	1,137,153
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		10,155,000	10,343,553
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		1,647,000	1,673,840
			18,144,216
Health Care Providers & Services - 1.0%
Akumin Inc 8% 8/1/2028 (d)		1,505,000	1,249,150
Centene Corp 2.45% 7/15/2028		29,620,000	26,781,116
Centene Corp 2.625% 8/1/2031		13,830,000	11,558,466
Centene Corp 3.375% 2/15/2030		24,530,000	22,093,532
Centene Corp 4.25% 12/15/2027		15,485,000	14,974,116
Centene Corp 4.625% 12/15/2029		24,065,000	23,073,017
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		7,305,000	5,930,987
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		9,515,000	8,121,764
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		3,245,000	2,402,039
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)		4,057,000	3,269,025
Cigna Group/The 3.05% 10/15/2027		10,400,000	9,994,217
CVS Health Corp 3% 8/15/2026		2,303,000	2,232,978
CVS Health Corp 3.625% 4/1/2027		7,027,000	6,845,458
CVS Health Corp 4.78% 3/25/2038		18,481,000	16,786,976
CVS Health Corp 5% 1/30/2029		10,678,000	10,707,453
CVS Health Corp 5.25% 1/30/2031		4,378,000	4,388,636
DaVita Inc 3.75% 2/15/2031 (d)(s)		1,165,000	1,030,389
DaVita Inc 4.625% 6/1/2030 (d)		7,070,000	6,622,336
DaVita Inc 6.875% 9/1/2032 (d)		3,605,000	3,723,435
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		2,610,000	2,666,148
HCA Inc 3.5% 9/1/2030		20,891,000	19,270,150
HCA Inc 3.625% 3/15/2032		3,086,000	2,782,113
HCA Inc 5.5% 6/1/2033		18,000,000	18,176,898
HCA Inc 5.625% 9/1/2028		16,701,000	17,055,525
HCA Inc 5.875% 2/1/2029		15,195,000	15,632,159
Humana Inc 3.7% 3/23/2029		9,378,000	8,938,546
LifePoint Health Inc 10% 6/1/2032 (d)		821,000	859,186
Modivcare Inc 5% 10/1/2029 (d)		950,000	651,406
Molina Healthcare Inc 6.25% 1/15/2033 (d)		4,890,000	4,931,501
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		3,235,000	3,128,101
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		1,110,000	1,127,418
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (b)(d)		4,512,373	4,489,811
Sabra Health Care LP 3.2% 12/1/2031		36,074,000	31,580,331
Select Medical Corp 6.25% 12/1/2032 (d)(g)		4,555,000	4,564,045
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		3,930,000	4,039,772
Tenet Healthcare Corp 4.25% 6/1/2029		4,460,000	4,211,732
Tenet Healthcare Corp 4.375% 1/15/2030		4,410,000	4,131,699
Tenet Healthcare Corp 4.625% 6/15/2028		4,010,000	3,891,069
Tenet Healthcare Corp 6.125% 10/1/2028		4,615,000	4,625,921
Tenet Healthcare Corp 6.125% 6/15/2030		3,770,000	3,789,292
Tenet Healthcare Corp 6.25% 2/1/2027		985,000	985,699
Tenet Healthcare Corp 6.75% 5/15/2031		665,000	681,314
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		6,970,000	6,847,816
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		1,356,000	1,407,482
			352,250,224
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (d)		385,000	380,139
IQVIA Inc 6.5% 5/15/2030 (d)		1,895,000	1,945,272
			2,325,411
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		1,715,000	1,588,722
Charles River Laboratories International Inc 4% 3/15/2031 (d)		1,715,000	1,551,218
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)		1,135,000	1,089,400
			4,229,340
Pharmaceuticals - 0.1%
Bausch Health Americas Inc 9.25% 4/1/2026 (d)		2,815,000	2,723,513
Bausch Health Cos Inc 11% 9/30/2028 (d)		2,005,000	1,964,850
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		3,200,000	2,648,215
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		2,095,000	1,173,200
Bausch Health Cos Inc 5.5% 11/1/2025 (d)		10,339,000	10,111,645
Bausch Health Cos Inc 9% 12/15/2025 (d)		1,865,000	1,827,785
Catalent Pharma Solutions Inc 3.5% 4/1/2030 (d)		2,355,000	2,318,898
Elanco Animal Health Inc 6.65% 8/28/2028 (b)		4,279,000	4,416,660
Jazz Securities DAC 4.375% 1/15/2029 (d)		2,415,000	2,293,750
Mylan Inc 4.55% 4/15/2028		13,507,000	13,322,029
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		4,365,000	4,136,872
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(s)		3,320,000	3,039,124
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		510,000	513,864
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)(s)		1,015,000	1,048,011
Utah Acquisition Sub Inc 3.95% 6/15/2026		4,272,000	4,206,029
			55,744,445
TOTAL HEALTH CARE			481,747,618

Industrials - 0.9%
Aerospace & Defense - 0.5%
Boeing Co 3.55% 3/1/2038		2,570,000	1,992,277
Boeing Co 5.15% 5/1/2030		18,842,000	18,761,012
Boeing Co 5.705% 5/1/2040		13,710,000	13,293,335
Boeing Co 5.805% 5/1/2050		3,812,000	3,644,851
Boeing Co 5.93% 5/1/2060		13,710,000	12,962,353
Boeing Co 6.259% 5/1/2027 (d)		3,585,000	3,673,700
Boeing Co 6.298% 5/1/2029 (d)		8,683,000	9,043,973
Boeing Co 6.388% 5/1/2031 (d)		6,576,000	6,926,791
Boeing Co 6.528% 5/1/2034 (d)		7,038,000	7,483,471
Boeing Co 6.858% 5/1/2054 (d)		10,596,000	11,507,561
Boeing Co 7.008% 5/1/2064 (d)		10,000,000	10,888,980
BWX Technologies Inc 4.125% 6/30/2028 (d)		4,365,000	4,145,268
Spirit AeroSystems Inc 9.75% 11/15/2030 (d)		1,515,000	1,683,016
TransDigm Inc 4.625% 1/15/2029		7,395,000	7,014,661
TransDigm Inc 5.5% 11/15/2027		13,640,000	13,503,600
TransDigm Inc 6% 1/15/2033 (d)		1,260,000	1,259,880
TransDigm Inc 6.375% 3/1/2029 (d)		6,355,000	6,458,564
TransDigm Inc 6.625% 3/1/2032 (d)(s)		1,660,000	1,700,320
TransDigm Inc 6.75% 8/15/2028 (d)		2,555,000	2,605,995
TransDigm Inc 7.125% 12/1/2031 (d)		415,000	431,366
			138,980,974
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)(s)		7,897,000	8,000,647
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)		3,005,000	2,957,152
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)		205,000	206,649
Builders FirstSource Inc 4.25% 2/1/2032 (d)		3,090,000	2,814,786
Builders FirstSource Inc 6.375% 3/1/2034 (d)		1,250,000	1,273,938
Carrier Global Corp 4.5% 11/29/2032	EUR	1,650,000	1,885,437
Carrier Global Corp 5.9% 3/15/2034		2,545,000	2,693,417
Carrier Global Corp 6.2% 3/15/2054		1,576,000	1,761,557
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		6,650,000	6,723,489
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		1,450,000	1,487,115
Masterbrand Inc 7% 7/15/2032 (d)		1,135,000	1,163,960
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)		1,055,000	1,073,964
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (d)		2,726,000	2,596,662
			26,638,126
Commercial Services & Supplies - 0.2%
ADT Security Corp/The 4.125% 8/1/2029 (d)		2,555,000	2,393,731
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		2,420,000	2,220,849
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (d)		6,595,000	6,653,709
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		4,855,000	4,971,495
Artera Services LLC 8.5% 2/15/2031 (d)		14,155,000	14,065,249
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		7,987,000	8,473,514
Clean Harbors Inc 6.375% 2/1/2031 (d)(s)		945,000	961,930
CoreCivic Inc 4.75% 10/15/2027		6,040,000	5,860,071
CoreCivic Inc 8.25% 4/15/2029		5,085,000	5,400,295
GEO Group Inc/The 10.25% 4/15/2031		3,235,000	3,541,348
GEO Group Inc/The 8.625% 4/15/2029		3,710,000	3,924,136
GFL Environmental Inc 3.5% 9/1/2028 (d)		1,935,000	1,827,335
GFL Environmental Inc 3.75% 8/1/2025 (d)		2,000,000	1,989,666
GFL Environmental Inc 5.125% 12/15/2026 (d)		2,000,000	1,992,846
GFL Environmental Inc 6.75% 1/15/2031 (d)		405,000	420,003
Madison IAQ LLC 5.875% 6/30/2029 (d)		4,105,000	3,920,182
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		965,000	895,448
Reworld Holding Corp 4.875% 12/1/2029 (d)		3,383,000	3,192,942
Williams Scotsman Inc 6.625% 6/15/2029 (d)		3,205,000	3,260,014
			75,964,763
Construction & Engineering - 0.0%
Pike Corp 5.5% 9/1/2028 (d)		4,668,000	4,568,062
Pike Corp 8.625% 1/31/2031 (d)		3,795,000	4,060,145
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		4,889,000	4,999,080
			13,627,287
Electrical Equipment - 0.0%
Regal Rexnord Corp 6.05% 2/15/2026		2,040,000	2,060,064
Regal Rexnord Corp 6.05% 4/15/2028		1,320,000	1,357,575
Regal Rexnord Corp 6.3% 2/15/2030		1,995,000	2,080,801
Sensata Technologies BV 4% 4/15/2029 (d)		1,985,000	1,851,124
			7,349,564
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.75% 7/15/2027 (d)		243,000	241,487
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (d)		490,000	509,695
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		5,030,000	5,057,680
XPO Inc 6.25% 6/1/2028 (d)		570,000	578,358
XPO Inc 7.125% 2/1/2032 (d)		3,680,000	3,836,390
XPO Inc 7.125% 6/1/2031 (d)		940,000	974,521
			11,198,131
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)		1,900,000	1,818,674
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (d)		230,000	229,783
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		2,130,000	2,206,380
			4,254,837
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (d)		256,000	267,433
Mueller Water Products Inc 4% 6/15/2029 (d)		1,465,000	1,367,123
			1,634,556
Passenger Airlines - 0.0%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (d)(s)		950,000	973,022
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (d)		1,870,000	1,975,827
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		3,364,000	3,362,430
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (d)		198,499	197,491
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		2,475,000	2,603,770
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd 6.5% 6/20/2027 (d)		550,000	554,664
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (d)		870,000	676,425
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (d)		2,656,000	2,065,040
			12,408,669
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		2,565,000	2,634,916
Corelogic Inc 4.5% 5/1/2028 (d)		1,410,000	1,314,027
TriNet Group Inc 3.5% 3/1/2029 (d)		5,175,000	4,750,898
TriNet Group Inc 7.125% 8/15/2031 (d)		1,085,000	1,115,667
			9,815,508
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025		24,376,000	24,165,343
Beacon Roofing Supply Inc 6.5% 8/1/2030 (d)		1,960,000	2,008,561
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)		1,005,000	1,038,059
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)		2,535,000	2,691,724
Foundation Building Materials Inc 6% 3/1/2029 (d)		1,250,000	1,118,053
United Rentals North America Inc 6.125% 3/15/2034 (d)		4,170,000	4,232,179
			35,253,919
TOTAL INDUSTRIALS			345,126,981

Information Technology - 0.9%
Communications Equipment - 0.0%
CommScope LLC 4.75% 9/1/2029 (d)		2,255,000	1,866,013
CommScope LLC 6% 3/1/2026 (d)		3,660,000	3,594,360
Viasat Inc 5.625% 9/15/2025 (d)		5,619,000	5,581,211
Viasat Inc 7.5% 5/30/2031 (d)		1,700,000	1,152,372
			12,193,956
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (d)(s)		3,545,000	3,419,623
CPI CG Inc 10% 7/15/2029 (d)		1,140,000	1,206,104
Dell International LLC / EMC Corp 6.2% 7/15/2030		8,040,000	8,541,110
Insight Enterprises Inc 6.625% 5/15/2032 (d)		1,735,000	1,774,803
Lightning Power LLC 7.25% 8/15/2032 (d)		2,020,000	2,105,703
Sensata Technologies Inc 3.75% 2/15/2031 (d)		950,000	848,891
Sensata Technologies Inc 6.625% 7/15/2032 (d)		2,355,000	2,402,815
TTM Technologies Inc 4% 3/1/2029 (d)		2,350,000	2,196,686
			22,495,735
IT Services - 0.0%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)		4,330,000	3,934,764
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)		2,500,000	2,436,250
Ahead DB Holdings LLC 6.625% 5/1/2028 (d)		1,760,000	1,744,144
ASGN Inc 4.625% 5/15/2028 (d)		1,795,000	1,718,610
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (d)		3,250,000	3,282,175
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		3,065,000	2,842,469
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		3,305,000	3,272,649
			19,231,061
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc 1.95% 2/15/2028 (d)		6,532,000	6,003,795
Broadcom Inc 2.45% 2/15/2031 (d)		63,710,000	55,567,831
Broadcom Inc 2.6% 2/15/2033 (d)		92,472,000	77,470,875
Broadcom Inc 3.5% 2/15/2041 (d)		44,880,000	35,925,298
Entegris Inc 3.625% 5/1/2029 (d)		1,775,000	1,634,488
Entegris Inc 4.75% 4/15/2029 (d)		6,310,000	6,116,318
Entegris Inc 5.95% 6/15/2030 (d)		6,600,000	6,611,095
ON Semiconductor Corp 3.875% 9/1/2028 (d)		2,785,000	2,637,722
Wolfspeed Inc 4.2917% 6/23/2030 pay-in-kind (b)(d)(e)(k)		3,935,000	3,787,438
			195,754,860
Software - 0.2%
Cloud Software Group Inc 6.5% 3/31/2029 (d)		1,269,000	1,246,610
Cloud Software Group Inc 8.25% 6/30/2032 (d)		4,710,000	4,907,285
Cloud Software Group Inc 9% 9/30/2029 (d)		11,603,000	11,746,784
Elastic NV 4.125% 7/15/2029 (d)		2,840,000	2,655,673
Gen Digital Inc 5% 4/15/2025 (d)		1,910,000	1,904,793
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (d)		1,681,000	1,716,701
McAfee Corp 7.375% 2/15/2030 (d)		1,722,000	1,674,423
Oracle Corp 1.65% 3/25/2026		24,761,000	23,804,822
Oracle Corp 2.3% 3/25/2028		39,119,000	36,394,797
Rackspace Finance LLC 3.5% 5/15/2028 (d)		3,657,300	2,288,716
UKG Inc 6.875% 2/1/2031 (d)(s)		2,545,000	2,615,513
			90,956,117
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 5.75% 12/1/2034		2,400,000	2,384,405
Seagate HDD Cayman 8.25% 12/15/2029		850,000	911,923
Seagate HDD Cayman 8.5% 7/15/2031		1,045,000	1,126,793
Western Digital Corp 2.85% 2/1/2029		3,915,000	3,505,014
Western Digital Corp 3.1% 2/1/2032		1,630,000	1,377,736
Western Digital Corp 4.75% 2/15/2026		245,000	243,116
			9,548,987
TOTAL INFORMATION TECHNOLOGY			350,180,716

Materials - 0.5%
Chemicals - 0.3%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)		970,000	1,017,240
Celanese US Holdings LLC 6.379% 7/15/2032		15,000,000	15,632,079
Celanese US Holdings LLC 6.6% 11/15/2028		13,022,000	13,483,104
Celanese US Holdings LLC 6.8% 11/15/2030		13,200,000	13,900,642
Celanese US Holdings LLC 6.95% 11/15/2033		7,713,000	8,249,793
Chemours Co/The 4.625% 11/15/2029 (d)		2,165,000	1,932,797
Chemours Co/The 5.375% 5/15/2027		6,573,000	6,460,890
Chemours Co/The 5.75% 11/15/2028 (d)		4,150,000	3,927,236
Chemours Co/The 8% 1/15/2033 (d)		2,445,000	2,458,631
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (d)		2,505,000	2,438,624
GPD Cos Inc 10.125% 4/1/2026 (d)		1,460,000	1,406,644
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (b)(d)		4,946,851	4,167,722
LSB Industries Inc 6.25% 10/15/2028 (d)		1,400,000	1,360,571
Mativ Holdings Inc 8% 10/1/2029 (d)		872,000	879,196
Methanex US Operations Inc 6.25% 3/15/2032 (d)		3,420,000	3,412,709
Olin Corp 5% 2/1/2030		6,975,000	6,699,787
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)		3,959,000	3,793,160
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)		2,115,000	2,168,256
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)		5,805,000	6,171,040
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)		870,000	829,850
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)		2,660,000	2,589,525
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (d)		2,415,000	2,391,567
Tronox Inc 4.625% 3/15/2029 (d)(s)		6,910,000	6,365,341
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		6,245,000	5,839,928
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		770,000	797,461
			118,373,793
Construction Materials - 0.0%
Eco Material Technologies Inc 7.875% 1/31/2027 (d)		5,570,000	5,635,671
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		2,540,000	2,702,422
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (d)		1,620,000	1,729,233
			10,067,326
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		4,020,000	3,492,003
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)		2,965,000	2,953,391
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 4.125% 8/15/2026 (d)		182,000	155,101
Ball Corp 2.875% 8/15/2030		950,000	834,411
Ball Corp 6% 6/15/2029		630,000	640,867
Berry Global Inc 4.5% 2/15/2026 (d)		230,000	228,469
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)		1,175,000	1,180,896
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		2,470,000	2,495,174
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)		3,125,000	3,136,141
Graham Packaging Co Inc 7.125% 8/15/2028 (d)		1,200,000	1,186,112
Graphic Packaging International LLC 3.75% 2/1/2030 (d)		1,190,000	1,094,082
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		2,070,000	2,108,511
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (d)		2,855,000	2,922,654
Sealed Air Corp 5% 4/15/2029 (d)		1,835,000	1,777,078
Sealed Air Corp 6.5% 7/15/2032 (d)		1,220,000	1,242,094
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)		2,020,000	2,102,551
			27,549,535
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		8,535,000	8,929,701
Arsenal AIC Parent LLC 8% 10/1/2030 (d)		110,000	115,737
ATI Inc 5.875% 12/1/2027		2,275,000	2,262,157
ATI Inc 7.25% 8/15/2030		1,020,000	1,066,307
Cleveland-Cliffs Inc 6.875% 11/1/2029 (d)		1,240,000	1,248,718
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		2,450,000	2,462,451
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)		1,240,000	1,263,133
Commercial Metals Co 3.875% 2/15/2031		1,150,000	1,037,344
Commercial Metals Co 4.125% 1/15/2030		2,295,000	2,138,287
Kaiser Aluminum Corp 4.5% 6/1/2031 (d)		205,000	185,126
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)		1,032,000	989,113
Novelis Corp 3.875% 8/15/2031 (d)		955,000	838,967
Vibrantz Technologies Inc 9% 2/15/2030 (d)		3,615,000	3,420,233
			25,957,274
TOTAL MATERIALS			181,947,928

Real Estate - 1.9%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.25% 6/1/2025		1,040,000	1,039,158
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		3,794,000	3,816,410
Piedmont Operating Partnership LP 2.75% 4/1/2032		5,512,000	4,427,434
Safehold GL Holdings LLC 2.8% 6/15/2031		4,450,000	3,836,959
Safehold GL Holdings LLC 2.85% 1/15/2032		2,770,000	2,366,133
Safehold GL Holdings LLC 5.65% 1/15/2035		1,207,000	1,209,493
Safehold GL Holdings LLC 6.1% 4/1/2034		4,551,000	4,727,190
Store Capital LLC 2.7% 12/1/2031		7,899,000	6,591,541
Store Capital LLC 2.75% 11/18/2030		7,730,000	6,699,978
Store Capital LLC 4.625% 3/15/2029		5,948,000	5,772,427
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		5,150,000	4,439,708
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)		9,869,000	10,484,766
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		7,135,000	6,257,414
Vici Properties LP / Vici Note Co Inc 3.5% 2/15/2025 (d)		137,000	136,286
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (d)		1,675,000	1,567,156
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)		199,000	195,445
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)		470,000	454,166
VICI Properties LP 4.375% 5/15/2025		2,699,000	2,687,775
VICI Properties LP 4.75% 2/15/2028		21,253,000	21,128,219
VICI Properties LP 4.95% 2/15/2030		33,145,000	32,772,064
VICI Properties LP 5.125% 5/15/2032		18,569,000	18,344,839
VICI Properties LP 5.75% 4/1/2034		74,000	75,553
Vornado Realty LP 2.15% 6/1/2026		6,904,000	6,577,271
WP Carey Inc 3.85% 7/15/2029		4,522,000	4,341,650
WP Carey Inc 4.25% 7/23/2032	EUR	800,000	887,767
			150,836,802
Health Care REITs - 0.7%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)		2,860,000	2,714,355
Diversified Healthcare Trust 9.75% 6/15/2025		259,000	258,913
Healthcare Realty Holdings LP 3.1% 2/15/2030		4,838,000	4,384,790
Healthcare Realty Holdings LP 3.5% 8/1/2026		5,039,000	4,926,450
Healthpeak OP LLC 3.25% 7/15/2026		2,056,000	2,009,977
Healthpeak OP LLC 3.5% 7/15/2029		2,351,000	2,227,432
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		6,585,000	4,297,505
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		5,455,000	3,989,092
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		12,629,000	10,671,693
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026 (s)		5,327,000	4,829,012
Omega Healthcare Investors Inc 3.25% 4/15/2033		28,922,000	24,846,541
Omega Healthcare Investors Inc 3.375% 2/1/2031		13,097,000	11,794,713
Omega Healthcare Investors Inc 3.625% 10/1/2029		39,642,000	36,988,633
Omega Healthcare Investors Inc 4.5% 1/15/2025		6,808,000	6,798,660
Omega Healthcare Investors Inc 4.5% 4/1/2027		32,478,000	32,123,490
Omega Healthcare Investors Inc 4.75% 1/15/2028		18,782,000	18,652,879
Omega Healthcare Investors Inc 5.25% 1/15/2026		18,623,000	18,647,888
Ventas Realty LP 3% 1/15/2030		28,128,000	25,703,075
Ventas Realty LP 3.5% 2/1/2025		3,798,000	3,785,994
Ventas Realty LP 4% 3/1/2028		6,996,000	6,847,815
Ventas Realty LP 4.125% 1/15/2026		3,540,000	3,512,650
Ventas Realty LP 4.75% 11/15/2030		39,136,000	38,860,815
			268,872,372
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)		1,445,000	1,479,408
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		7,113,000	6,208,249
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031		15,144,000	13,451,218
Boston Properties LP 4.5% 12/1/2028		12,665,000	12,404,940
Boston Properties LP 6.75% 12/1/2027		16,978,000	17,775,831
COPT Defense Properties LP 2% 1/15/2029		2,119,000	1,873,448
COPT Defense Properties LP 2.25% 3/15/2026		6,484,000	6,261,505
COPT Defense Properties LP 2.75% 4/15/2031		6,131,000	5,275,706
Hudson Pacific Properties LP 4.65% 4/1/2029		27,154,000	22,105,033
			79,147,681
Real Estate Management & Development - 0.3%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		1,545,000	1,523,063
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)(s)		1,529,600	1,425,325
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)		568,000	459,014
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		1,350,000	1,172,816
Brandywine Operating Partnership LP 3.95% 11/15/2027		14,429,000	13,630,545
Brandywine Operating Partnership LP 4.55% 10/1/2029		15,790,000	14,484,180
Brandywine Operating Partnership LP 8.3% 3/15/2028		22,792,000	24,056,500
CBRE Services Inc 2.5% 4/1/2031		21,262,000	18,451,027
Essex Portfolio LP 5.5% 4/1/2034		2,768,000	2,826,856
Extra Space Storage LP 5.4% 2/1/2034		1,665,000	1,684,609
Howard Hughes Corp/The 4.125% 2/1/2029 (d)		1,425,000	1,332,743
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		895,000	811,229
Kennedy-Wilson Inc 4.75% 2/1/2030		2,735,000	2,480,851
Tanger Properties LP 2.75% 9/1/2031		16,274,000	13,883,580
Tanger Properties LP 3.125% 9/1/2026		8,723,000	8,435,950
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)		695,000	678,253
			107,336,541
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		2,770,000	2,350,778
American Homes 4 Rent LP 3.625% 4/15/2032		10,838,000	9,859,676
American Homes 4 Rent LP 5.5% 2/1/2034		5,384,000	5,479,104
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		16,951,000	15,870,703
Invitation Homes Operating Partnership LP 5.5% 8/15/2033		2,192,000	2,224,784
Sun Communities Operating LP 2.3% 11/1/2028		6,226,000	5,651,147
Sun Communities Operating LP 2.7% 7/15/2031		15,891,000	13,616,987
Sun Communities Operating LP 4.2% 4/15/2032		473,000	440,004
Sun Communities Operating LP 5.7% 1/15/2033		3,638,000	3,701,614
			59,194,797
Retail REITs - 0.2%
Brixmor Operating Partnership LP 3.85% 2/1/2025		9,126,000	9,101,980
Brixmor Operating Partnership LP 4.05% 7/1/2030		19,581,000	18,669,689
Brixmor Operating Partnership LP 4.125% 5/15/2029		18,497,000	17,885,375
Brixmor Operating Partnership LP 4.125% 6/15/2026		15,162,000	15,009,058
Kite Realty Group Trust 4.75% 9/15/2030		1,467,000	1,452,839
NNN REIT Inc 5.6% 10/15/2033		2,219,000	2,286,675
Realty Income Corp 2.2% 6/15/2028		3,122,000	2,874,333
Realty Income Corp 3.4% 1/15/2028		6,031,000	5,819,560
Retail Opportunity Investments Partnership LP 4% 12/15/2024		2,151,000	2,149,630
Simon Property Group LP 2.45% 9/13/2029		6,352,000	5,761,237
			81,010,376
Specialized REITs - 0.0%
American Tower Corp 4.05% 3/15/2032		1,254,000	1,185,116
American Tower Corp 5% 1/31/2030 (s)		1,139,000	1,146,379
American Tower Corp 5.45% 2/15/2034		1,200,000	1,225,759
American Tower Corp 5.55% 7/15/2033		1,450,000	1,488,933
Iron Mountain Inc 4.875% 9/15/2027 (d)		930,000	915,806
			5,961,993
TOTAL REAL ESTATE			760,048,219

Utilities - 0.9%
Electric Utilities - 0.4%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)(s)		475,000	412,575
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		4,015,000	3,556,348
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		660,000	640,520
Cleco Corporate Holdings LLC 3.375% 9/15/2029		12,555,000	11,384,517
DPL Inc 4.125% 7/1/2025		2,660,000	2,644,876
DPL Inc 4.35% 4/15/2029		315,000	296,330
Duke Energy Corp 2.45% 6/1/2030		10,750,000	9,525,934
Duke Energy Corp 3.85% 6/15/2034	EUR	4,500,000	4,829,131
Duke Energy Corp 4.5% 8/15/2032		8,000,000	7,765,421
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)		5,172,000	4,499,906
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)		16,845,000	14,305,641
Entergy Corp 2.8% 6/15/2030		11,033,000	9,977,711
Exelon Corp 3.35% 3/15/2032		16,412,000	14,829,484
Exelon Corp 4.05% 4/15/2030		6,798,000	6,545,965
Exelon Corp 4.7% 4/15/2050		3,027,000	2,696,373
Exelon Corp 5.3% 3/15/2033		10,000,000	10,210,226
IPALCO Enterprises Inc 4.25% 5/1/2030		8,975,000	8,555,452
Nextera Energy Operating Partners LP 4.5% 9/15/2027 (d)(s)		1,200,000	1,141,327
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (d)(s)		640,000	654,942
NRG Energy Inc 3.375% 2/15/2029 (d)		3,215,000	2,939,996
NRG Energy Inc 3.625% 2/15/2031 (d)(s)		1,230,000	1,096,074
NRG Energy Inc 5.25% 6/15/2029 (d)		2,945,000	2,887,900
NRG Energy Inc 5.75% 7/15/2029 (d)		2,420,000	2,395,706
NRG Energy Inc 6% 2/1/2033 (d)		4,490,000	4,464,971
NRG Energy Inc 6.25% 11/1/2034 (d)		3,135,000	3,134,641
PG&E Corp 5% 7/1/2028		3,305,000	3,244,780
PG&E Corp 5.25% 7/1/2030 (s)		12,225,000	12,011,341
PG&E Corp 7.375% 3/15/2055 (b)		3,222,000	3,329,781
Southern Co/The 1.875% 9/15/2081 (b)	EUR	7,100,000	7,003,830
Vistra Operations Co LLC 5% 7/31/2027 (d)		3,400,000	3,368,310
Vistra Operations Co LLC 5.5% 9/1/2026 (d)		1,330,000	1,327,419
Vistra Operations Co LLC 5.625% 2/15/2027 (d)		3,020,000	3,020,043
Vistra Operations Co LLC 6.875% 4/15/2032 (d)		2,520,000	2,614,131
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		2,550,000	2,708,350
			170,019,952
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031		23,060,000	19,545,126
AES Corp/The 3.3% 7/15/2025 (d)		33,229,000	32,826,387
AES Corp/The 3.95% 7/15/2030 (d)		28,974,000	26,983,194
Alpha Generation LLC 6.75% 10/15/2032 (d)		2,630,000	2,664,568
Calpine Corp 4.625% 2/1/2029 (d)		1,503,000	1,433,025
Calpine Corp 5.125% 3/15/2028 (d)		1,755,000	1,713,873
Sunnova Energy Corp 5.875% 9/1/2026 (d)		4,292,000	3,700,934
			88,867,107
Multi-Utilities - 0.3%
NiSource Inc 2.95% 9/1/2029		31,524,000	29,135,756
NiSource Inc 5.25% 2/15/2043		8,116,000	7,952,404
NiSource Inc 5.8% 2/1/2042		4,036,000	4,077,489
NiSource Inc 5.95% 6/15/2041		5,760,000	6,039,864
Puget Energy Inc 4.1% 6/15/2030		21,032,000	19,958,187
Puget Energy Inc 4.224% 3/15/2032		21,626,000	20,122,508
Sempra 6% 10/15/2039		9,562,000	10,076,856
WEC Energy Group Inc CME Term SOFR 3 month Index + 2.1125%, 6.8976% 5/15/2067 (b)(c)		2,459,000	2,460,704
			99,823,768
TOTAL UTILITIES			358,710,827

TOTAL UNITED STATES			7,762,225,735
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (d)		520,000	523,900
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (d)		855,000	858,048

TOTAL UZBEKISTAN			1,381,948
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (d)(f)		172,000	17,916
Petroleos de Venezuela SA 5.375% (f)(r)		621,100	57,247
Petroleos de Venezuela SA 6% (d)(f)		3,540,167	329,236
Petroleos de Venezuela SA 6% (d)(f)		4,107,669	378,604

TOTAL VENEZUELA			783,003
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (d)		1,913,752	1,832,418
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)		4,185,000	4,165,916
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		725,000	745,391
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		6,175,000	6,613,194

TOTAL ZAMBIA			11,524,501
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $10,914,927,910)			10,617,231,660

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
DigitalBridge Group Inc 7.125%	22,855	575,489
DigitalBridge Group Inc 7.15%	30,500	739,625
		1,315,114
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty Trust Inc 6.25% (b)	40,700	841,269
Dynex Capital Inc Series C, 6.9% (b)	20,200	515,302
Franklin BSP Realty Trust Inc 7.5%	34,000	727,940
MFA Financial Inc 7.5%	24,975	577,672
		2,662,183
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
DiamondRock Hospitality Co 8.25%	12,600	329,742
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.875%	30,100	695,310
Retail REITs - 0.0%
Cedar Realty Trust Inc 7.25%	1,166	19,099
Specialized REITs - 0.0%
National Storage Affiliates Trust 6%	12,600	296,100
TOTAL REAL ESTATE		1,340,251

TOTAL UNITED STATES		5,317,548
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $5,502,201)		5,317,548

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (r)(t)		2,363,000	2,416,259
Financials - 0.0%
Banks - 0.0%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(t)		3,005,000	3,070,616
TOTAL BRAZIL			5,486,875
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (b)(d)(t)		1,070,000	1,075,145
Banco de Credito e Inversiones SA 8.75% (b)(d)(t)		1,075,000	1,159,488
Banco del Estado de Chile 7.95% (b)(d)(t)		935,000	978,355

TOTAL CHILE			3,212,988
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (b)(r)(t)	EUR	6,840,000	5,948,873
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (b)(r)(t)	EUR	2,550,000	2,619,647
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (b)(r)(t)	EUR	9,000,000	9,006,119
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown Finance Sarl 7.875% (b)(t)		13,000,000	11,942,893
Aroundtown SA 3.375% (b)(r)(t)	EUR	6,200,000	5,865,270
Grand City Properties SA 1.5% (b)(r)(t)	EUR	10,500,000	10,478,036
			28,286,199
TOTAL GERMANY			37,292,318
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (b)(r)(t)		2,030,000	1,969,986
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (b)(d)(t)		645,000	640,546
Network i2i Ltd 5.65% (b)(d)(t)		2,145,000	2,153,871

TOTAL INDIA			2,794,417
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC 6.25% (b)(r)(t)	EUR	3,600,000	3,941,530
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(d)(t)		835,000	801,227
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(d)(t)		2,633,000	2,619,389
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(d)(t)		740,000	738,382
BBVA Bancomer SA/Texas 5.125% 1/18/2033 (b)(d)		1,500,000	1,428,116
BBVA Bancomer SA/Texas 8.45% 6/29/2038 (b)(d)		885,000	958,290
			5,744,177
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (b)(d)(t)		3,575,000	3,546,627
Cemex SAB de CV 9.125% (b)(d)(t)		1,800,000	2,001,015
			5,547,642
TOTAL MEXICO			11,291,819
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(d)(e)(f)(p)(t)		715,000	35,750
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.248% (b)(r)(t)	EUR	11,640,000	12,580,923
Heimstaden Bostad AB 3.625% (b)(r)(t)	EUR	600,000	624,676
Samhallsbyggnadsbolaget i Norden AB 2.624% (b)(f)(r)(t)	EUR	5,240,000	2,159,574

TOTAL SWEDEN			15,365,173
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(e)(f)(r)(t)		15,540,000	1,554,000
UBS Group AG 7% (b)(r)(t)		940,000	992,340

TOTAL SWITZERLAND			2,546,340
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (b)(r)(t)		2,800,000	2,857,794
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (b)(r)(t)	EUR	9,250,000	9,830,823
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.125% (b)(t)	GBP	645,000	833,899
Barclays PLC 8.875% (b)(r)(t)	GBP	1,600,000	2,152,332
Lloyds Banking Group PLC 5.125% (b)(t)	GBP	435,000	558,277
			3,544,508
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (b)(r)(t)	GBP	1,540,000	1,937,817
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(r)(t)	GBP	3,300,000	4,198,862
TOTAL UNITED KINGDOM			19,512,010
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 6.125% (b)(t)		1,220,000	1,219,262
Energy Transfer LP 6.625% (b)(t)		4,015,000	4,036,601
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.8951% (b)(c)(t)		6,233,000	6,243,468
			11,499,331
Financials - 0.2%
Banks - 0.1%
Bank of America Corp 5.875% (b)(t)		3,380,000	3,441,471
Citigroup Inc 4.7% (b)(t)		1,915,000	1,936,842
Citigroup Inc 6.75% (b)(t)		3,430,000	3,418,218
Citigroup Inc 7.125% (b)(t)		2,120,000	2,187,602
JPMorgan Chase & Co 4.6% (b)(s)(t)		2,510,000	2,535,254
M&T Bank Corp 3.5% (b)(t)		490,000	460,987
M&T Bank Corp 5.125% (b)(t)		965,000	958,807
Wells Fargo & Co 6.85% (b)(t)		2,160,000	2,269,334
			17,208,515
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (b)(s)(t)		1,120,000	1,134,114
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (b)(t)		3,804,000	3,314,800
Ally Financial Inc 4.7% (b)(t)		3,166,000	2,990,253
Discover Financial Services 5.5% (b)(s)(t)		732,000	716,948
			7,022,001
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(e)(t)		1,184,000	1,181,126
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (b)(t)		4,242,000	4,034,091
Air Lease Corp 6% (b)(t)		225,000	225,120
Aircastle Ltd 5.25% (b)(d)(t)		4,937,000	4,898,965
			9,158,176
TOTAL UNITED STATES			47,203,263
TOTAL PREFERRED SECURITIES (Cost $190,267,393)			162,880,010

U.S. Government Agency - Mortgage Securities - 26.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 26.2%
Fannie Mae 3.5% 12/1/2036	3,281,871	3,112,479
Fannie Mae 3.5% 5/1/2036	2,482,807	2,358,538
Fannie Mae 3.5% 7/1/2047	187,308	173,016
Fannie Mae 4% 2/1/2050	344,462	325,604
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.995% 10/1/2033 (b)(c)	29,186	29,557
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	5,709	5,795
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.911% 6/1/2036 (b)(c)	14,769	15,022
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.281%, 7.249% 10/1/2033 (b)(c)	9,016	9,170
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.395% 7/1/2034 (b)(c)	14,775	15,050
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	10,496,159	9,227,288
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	9,868,860	8,626,479
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,980,154	1,638,677
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	33,563,731	25,646,470
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	8,758,495	7,699,689
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	8,303,901	7,300,051
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	167,753	147,473
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	4,590,186	4,046,759
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	114,756	100,883
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,938,707	1,604,377
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	16,764,510	13,826,322
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	116,357	102,290
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	8,844,436	7,775,241
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,970,351	1,630,564
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	248,838	218,757
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	243,772	214,302
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	1,557,144	1,368,902
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	2,016,651	1,668,880
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	27,094,228	20,703,041
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	319,687	280,241
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	315,779	276,815
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	102,878	90,184
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	2,055,793	1,701,272
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	3,397,575	2,596,130
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	363,039	277,402
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	2,086,911	1,829,410
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	330,306	289,550
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	12,889,339	9,848,906
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	172,514	151,227
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	505,720	386,427
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	342,677	299,538
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	353,647	309,126
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	758,693	587,076
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	892,952	682,316
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	244,332	213,573
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	351,155	306,948
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	139,052	106,251
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	363,045	317,342
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	4,550,540	3,477,125
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	11,860,359	9,062,650
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	1,090,074	832,939
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	18,243,096	14,810,322
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	7,867,123	6,359,736
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	473,679	382,475
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	4,475,256	4,038,892
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	978,720	838,598
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	18,976	16,070
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	13,193,326	11,172,525
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	5,183,872	4,239,211
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	12,798,394	10,450,133
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	16,992,668	13,816,425
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	5,329,382	4,346,546
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	37,102,176	31,732,345
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	12,653,147	10,715,085
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	6,870,928	5,850,727
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	5,500,327	4,683,633
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	3,159,929	2,563,355
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	12,609,203	10,244,430
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	19,886,711	16,219,236
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,921,410	1,552,055
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	8,462,212	7,637,097
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	1,597,236	1,435,007
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,851	13,557
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	24,695,723	21,121,488
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,374,522	1,179,452
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	869,709	704,698
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	3,520,053	2,871,991
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	6,150,710	4,997,185
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	8,776,463	7,119,525
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,740,519	2,226,553
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	12,627,975	10,259,682
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	4,987,972	4,828,753
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,910	14,425
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	4,128,472	3,496,120
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,764,228	1,429,499
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	14,800	11,992
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	59,348	48,087
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	18,674,163	15,096,083
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	7,910,682	6,387,532
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	17,289	14,749
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042 (w)	12,397,298	10,486,801
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	102,052	82,689
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,532,008	2,055,564
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,508,497	2,033,341
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,248,144	1,817,386
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	3,952,610	3,556,091
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,197,993	1,029,848
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	5,930,449	5,064,716
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051 (u)(v)	31,482,645	25,371,678
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	7,117,232	5,791,339
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	29,203,028	24,921,692
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	29,760,551	25,388,179
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	26,034,725	23,520,596
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	1,619,539	1,461,625
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	7,479,578	6,354,980
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	873,891	750,689
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	3,545,018	3,202,682
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	31,891,519	28,692,216
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	4,458,535	3,817,427
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	4,182,819	3,548,679
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	6,471,830	5,523,022
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,404,404	1,960,236
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	3,686,617	3,002,129
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,396,567	1,133,777
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	706,470	574,418
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	70,379	56,828
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	242,335	195,675
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	6,061,812	5,476,433
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	821,250	696,744
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	6,377,584	5,410,705
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,858,733	1,762,061
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	320,532	302,233
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	25,027	23,599
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	11,218,420	10,370,842
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	4,498,946	3,803,707
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	24,694,166	21,071,008
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,867,959	2,408,631
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	14,649,724	12,390,426
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	6,153,262	5,177,378
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,168,794	986,715
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,851,687	1,756,240
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,133,939	2,025,889
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	32,032	30,233
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	1,153,719	1,056,191
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	4,209,449	3,701,016
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	33,212,934	28,287,997
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	20,944,791	17,623,027
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,622,971	2,210,257
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,603,053	1,353,324
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,199,754	1,138,437
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	12,586	11,857
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	10,285	9,736
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	91,421	86,109
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	5,315,691	4,895,806
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	3,575,348	3,178,140
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,333,450	2,930,824
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	830,086	731,381
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	23,314,795	19,580,728
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	14,479,562	12,273,656
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	9,931,490	8,399,844
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	7,658,042	6,477,009
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	3,315,623	3,143,197
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	21,889	20,660
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	92,127	86,870
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	92,748	87,337
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	11,976,270	11,030,267
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	171,049	143,654
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	9,936,691	8,404,242
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	7,901,554	6,692,844
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	8,920,250	7,561,284
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	42,461	35,846
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	928,502	861,254
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	2,789,142	2,586,260
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,564,445	1,451,137
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,054,094	1,000,212
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	2,417,205	2,137,332
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	96,655	81,718
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	283,941	238,288
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	2,572,425	2,386,111
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	2,447,105	2,269,103
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	755,398	670,768
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,311,286	1,164,378
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	894,396	757,579
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,856,137	1,761,229
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	2,259,630	1,990,940
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	70,296	59,213
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	2,146,139	2,042,348
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	7,013,611	6,494,676
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	551,993	490,152
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,175,234	1,035,489
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,170,236	1,039,130
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,470,489	1,297,473
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	235,071	206,972
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	627,769	555,280
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	108,243	92,023
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,995,524	6,734,960
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	11,587,194	9,836,413
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	99,686	84,157
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,365,752	14,660,451
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,919,999	15,128,356
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,185,567	3,533,524
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	8,324,014	7,089,699
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	17,554,756	14,924,242
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	354,367	326,597
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	3,138,065	2,786,496
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	4,417,679	3,892,378
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,554,718	1,369,848
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,199,003	1,059,803
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	31,196,671	27,067,910
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	8,385,877	7,131,905
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	15,175,854	12,925,522
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	2,942,027	2,798,358
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	7,160,171	6,295,339
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,312,479	1,104,325
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	14,418,778	12,159,050
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	13,860,694	11,688,430
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	17,778,272	14,992,040
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	383,693	322,841
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	104,632	99,928
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	285,036	271,068
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2037	1,826,510	1,713,730
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,997	19,033
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,287	12,933
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	68,941	62,867
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	95,052	86,044
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	25,250	22,864
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	23,299	21,279
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	23,313	21,126
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	1,074,069	973,244
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	11,399,060	10,014,832
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	118,879	104,332
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	430,634	377,533
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	3,286,860	2,881,562
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	1,236,613	1,185,292
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	21,317	19,326
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,090,531	975,144
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	13,085,335	11,610,833
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	14,335,632	12,621,685
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,804,436	1,581,934
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	4,274,024	3,751,007
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	196,261	187,625
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	261,092	249,527
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	1,334,491	1,285,667
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	1,241,203	1,168,443
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	211,261	198,877
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	19,233	17,464
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	621,360	563,542
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	506,457	459,011
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,409,589	1,260,443
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,366,188	1,221,633
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	2,236,728	1,967,910
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,293,123	4,660,285
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,477,496	1,294,385
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,785,619	1,568,785
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	12,618,954	11,133,911
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,905,479	6,975,135
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	3,429,304	3,292,485
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	952,513	905,838
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	3,302,211	3,137,300
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	310,764	295,536
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,852	8,023
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,768	7,039
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,260	5,674
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	20,668,805	18,184,756
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	469,171	411,758
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,739,925	4,159,896
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,717,276	2,392,403
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,430,823	3,024,928
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	2,345,915	2,269,342
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	2,754,030	2,628,397
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	920,171	886,850
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	1,737,474	1,630,192
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	978,548	918,127
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	172,186	155,913
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	157,825	142,751
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,939	11,689
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	104,711	95,073
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,349	5,765
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,434	4,937
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	176,771	160,025
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	6,084,353	5,387,339
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	33,884	29,706
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,060,971	1,806,836
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,838,441	3,365,128
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (u)	5,187,883	4,564,385
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	7,883,057	6,935,644
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	24,392,903	21,407,919
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	98,293	86,172
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	1,914,520	1,827,181
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	967,487	927,227
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	356,137	340,854
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	2,328,389	2,184,621
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	2,439,031	2,288,431
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	12,713	11,504
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	290,311	263,327
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	499,849	446,961
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	97,665	87,239
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	6,515,553	5,712,130
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	11,989	10,847
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	5,255,140	4,720,450
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	46,221,206	40,926,174
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	126,912	122,517
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2034	223,643	213,104
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	915,041	828,477
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	51,331	46,450
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	14,556	13,140
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	15,446	14,050
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	27,654	24,940
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	183,624	166,303
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	94,168	84,293
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	446,837	399,837
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,649,320	1,460,377
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,997	7,199
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	11,145	10,074
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	41,159	37,256
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	7,256,571	6,393,522
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	2,468,678	2,360,215
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	2,683,813	2,588,717
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	165,232	150,038
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	85,172	75,867
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	10,148,533	8,979,590
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	11,301	9,950
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	328,770	287,203
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	2,577,898	2,465,588
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	7,101	6,415
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	133,548	122,239
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	214,921	194,266
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	11,479	10,376
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	212,329	190,062
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	63,646	56,971
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	16,705,989	14,766,073
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	648,668	569,492
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	4,751,414	4,198,190
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	283,634	271,278
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	352,879	337,727
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	5,596,637	5,375,287
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2037	194,164	181,690
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	441,107	399,742
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	31,899	28,799
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	13,917	12,571
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	87,476	79,093
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	3,069	2,868
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	147,407	137,819
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	370,832	346,320
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	35,252	32,584
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	109,204	100,769
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	71,604	66,073
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	209,428	193,252
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	73,085	67,440
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	4,578,626	4,224,976
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,553,786	3,295,952
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	12,929,989	12,066,394
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	623,750	568,555
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	797,613	729,525
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	20,596	19,325
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	354,856	331,331
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	17,987	16,770
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,169,355	1,092,108
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	101,898	95,148
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	1,091,043	1,008,476
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	742,725	686,750
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,461,055	3,212,112
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2052	7,139,230	6,471,230
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	650,129	632,310
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	62,743	58,513
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	42,597	39,650
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	2,147,891	1,986,017
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	4,231,807	3,915,524
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	3,145,207	3,047,204
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	1,837	1,720
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	16,885	15,860
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	34,049	31,746
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	89,829	83,979
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	2,117,290	1,977,280
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	70,441	65,220
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	771,460	711,873
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	917,499	846,632
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,227,208	1,132,419
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,485,158	3,250,338
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	2,241,140	2,067,336
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	2,038,918	1,969,015
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	47,846	44,683
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	46,104	42,543
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,552,151	1,417,591
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,290,431	1,179,770
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	243,916	227,480
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2051	21,665,720	19,782,386
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	6,465,767	5,887,048
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	3,003,374	2,745,820
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	534,823	498,318
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	10,401	9,703
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	1,949,815	1,802,259
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	39,497,368	35,826,384
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	249,893	232,781
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	1,780,532	1,647,456
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	4,995,224	4,614,079
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	9,774,326	8,865,875
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	14,785	13,807
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	12,626	11,770
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	704,040	656,166
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	69,361	64,502
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	16,628	15,375
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	96,992	89,531
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	90,611	83,641
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	71,615	66,106
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	154,314	142,443
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	667,445	616,101
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	4,120,902	3,803,894
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	29,932	27,629
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	8,723,291	8,105,778
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	18,371,203	16,768,511
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	11,524,330	10,583,778
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	3,146,628	3,049,564
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	1,039	972
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	154,306	144,377
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	449,713	420,305
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	93,010	86,678
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	443,951	414,978
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,334,776	1,232,096
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	3,534,670	3,268,282
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,870,428	1,729,464
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	92,254	85,215
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	21,512	19,608
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2035	14,365,232	13,917,620
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	26,400	24,667
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	249,924	233,502
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	20,999	19,664
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	282,035	263,231
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	9,148,738	8,470,685
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,154,450	1,999,487
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	5,091,736	4,641,171
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	414,051	375,309
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	948,892	860,106
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,184	4,061
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	15,843	15,264
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	21,979	21,164
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	7,138	6,865
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	97,495	93,853
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	33,395	32,164
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	26,852	25,873
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	863,748	832,364
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,858	10,450
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	25,715	24,795
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	88,801	85,514
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	12,432	11,940
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	6,422	6,279
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	746,992	719,668
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	9,810	9,427
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	55,080	52,869
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	1,479,756	1,423,712
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	3,719,279	3,555,179
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	11,230,442	10,629,651
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	239,354	230,912
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	59,502	57,352
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	29,085	28,042
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	49,838	48,137
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	67,722	65,143
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	738,080	710,328
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,113,978	1,072,489
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	13,173	12,684
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	4,326	4,204
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	13,399	12,923
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	41,506	39,900
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	55,676	53,508
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	31,705	30,451
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	1,148,683	1,104,455
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	3,963,273	3,793,361
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	34,776	33,176
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	4,655,118	4,465,729
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	744,700	711,145
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	30,935,574	29,261,291
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	381,081	356,645
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	261,172	252,071
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	28,519	27,374
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,983	1,907
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,099	9,713
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,010	10,610
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,752,638	1,689,126
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	55,878	53,770
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	52,343	50,434
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	37,529	36,093
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,656	22,906
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	84,316	81,129
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,406	25,397
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	101,581	98,085
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	89,707	86,353
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	70,247	67,650
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	77,639	74,835
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,647	32,403
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	61,766	59,503
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	79,694	76,742
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	64,668	62,202
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	77,023	74,297
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	47,122	45,484
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	40,952	39,435
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	312,810	301,052
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	657,476	633,012
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	14,442	13,872
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	360,439	346,972
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	19,817	19,074
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	22,551	21,741
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	12,930,133	12,242,455
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,052	1,978
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	175,290	168,979
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,460	10,077
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,525	10,145
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,171	5,934
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,241	9,908
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	7,883	7,581
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,755	5,552
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,676	2,583
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,927	10,536
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	12,529	12,108
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,611	4,448
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	14,933	14,373
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	24,504	23,612
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,817	9,453
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	26,363	25,397
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,031	8,716
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	204,047	196,499
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	20,246	19,508
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	28,462	27,386
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	129,912	125,015
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	107,141	103,206
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	242,884	233,727
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	100,863	96,507
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	1,006,260	962,491
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	89,363	85,197
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	333,840	317,754
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	11,586	11,177
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	33,567	32,335
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	18,427	17,735
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	726,353	700,027
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	108,496	104,542
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	32,357	31,296
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	25,125	24,264
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	52,696	50,649
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	9,341	8,988
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	571,022	549,183
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	8,897	8,554
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	86,407	82,922
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	13,208	12,572
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	23,637	22,931
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	22,428	21,598
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	5,561	5,359
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	32,849	31,586
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	8,172	7,874
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	46,364	44,663
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	17,304	16,671
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	15,515	14,958
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	19,717	19,043
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	93,505	90,009
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	23,455	22,553
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	39,160	37,653
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	45,201	43,512
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	29,561	28,377
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	27,784	26,714
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	40,022	38,519
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	360,386	346,512
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	24,916	23,966
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,637	20,812
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	108,175	103,605
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	515,886	493,447
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	42,721	41,058
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	227,673	219,124
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	306,621	295,014
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	104,679	100,753
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	57,718	55,485
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	43,083	41,375
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,282	6,064
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	14,620	14,059
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	14,119	13,561
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	68,873	66,078
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	28,042,075	26,856,882
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	141,541	134,854
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	432,342	411,105
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	436,206	414,779
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	1,878,364	1,789,618
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	1,665,797	1,567,286
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	6,934,025	6,569,578
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	79,267	75,695
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	2,028,186	1,932,361
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	779,990	741,675
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	4,489,171	4,251,821
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	41,797	39,208
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	140,574	135,568
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	4,832	4,672
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	2,370,600	2,290,453
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	10,504	10,094
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	19,345	18,474
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	681,290	651,018
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,065,914	1,015,554
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	2,846	2,747
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	7,991	7,719
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	41,863	40,498
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	143,080	136,633
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	236,545	225,887
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	29,565	28,168
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	915,049	856,875
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	197,248	190,413
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	19,399	18,676
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	51,536	49,613
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	12,102	11,682
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	20,651	19,842
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	45,719	43,999
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,894	4,702
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	17,542	16,847
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	799,691	763,658
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	37,923	37,542
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	2,975	2,945
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	4,037	3,996
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	5,411	5,355
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,548	2,522
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	1,173	1,162
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	5,081	5,029
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	65,360	64,704
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	874,906	853,366
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	12,800	12,674
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	1,327	1,319
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	56,366	55,821
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	43,535	43,116
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	19,780	19,593
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	20,550	20,311
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	25,806	25,509
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	212,336	207,374
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	246,349	240,592
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	13,937	13,793
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	19,634	19,430
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	5,081	5,029
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	14,613	14,478
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	773,188	764,574
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	45,989	45,474
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	31,986	31,614
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	14,163	14,003
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	103,557	102,366
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	59,771	59,074
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	6,123	6,058
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	4,155	4,105
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	11,195	11,066
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	6,880	6,784
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	177,130	172,990
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	117,621	114,725
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	6,327	6,150
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	11,008,749	10,592,364
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	1,068	1,058
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	57,597	57,038
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	525	520
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	785	777
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	19,703	19,499
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,674	1,656
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	3,425	3,390
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	9,073	8,989
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	212,388	210,030
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,964	8,862
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	6,703	6,625
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	41,158	40,698
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	9,124	9,015
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,898	8,792
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	101,737	100,536
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,483	2,446
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	16,286	16,032
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	9,564,416	9,364,807
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	3,069,126	2,974,143
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	6,286	6,222
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2036	3,037	3,006
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,696	1,677
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	73,195	72,295
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	5,770	5,701
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,164,853	1,151,530
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	4,649,510	4,580,081
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	2,084,214	2,060,256
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,475,082	1,457,864
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	76,365	74,771
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	87,327	85,122
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	28,099	27,389
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	34,851	34,515
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	16,588	16,416
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	30,257	29,942
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	23,690	23,458
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	104,213	103,189
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,698	1,682
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	4,786,613	4,733,120
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,458,828	1,442,275
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	21,599	21,189
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	50,313	49,216
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	110,287	107,882
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	248,240	241,973
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	23,814	23,579
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	43,244	42,819
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	12,872	12,741
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	9,008	8,922
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	19,453	19,264
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	22,015	21,793
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	27,478	27,217
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	30,216	29,920
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	869,353	860,729
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	549,078	543,701
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	8,179	8,088
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	944	933
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	89,166	88,160
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	151,518	150,055
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	4,435	4,386
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	7,116	7,027
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,462	3,421
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	20,550	20,296
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	111,518	108,989
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	74,171	72,553
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	61,745	60,399
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	26,517	25,938
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	128,333	125,334
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	304,229	296,264
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	136,447	133,472
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	33,323	33,001
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	15,170	15,016
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	39,017	38,627
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,858	10,756
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	893	885
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	19,001	18,809
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	12,883	12,753
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	42,723	42,298
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	18,437	18,255
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	29,594	29,306
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	24,907	24,662
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	5,411	5,360
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	29,611	29,316
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	17,066	16,895
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,989	3,953
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	18,648	18,471
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	7,388	7,313
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	13,646	13,512
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	16,496	16,334
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	37,066	36,690
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	30,100	29,810
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,622	3,582
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	4,168,403	4,132,211
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	9,332	9,226
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	102,128	99,901
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	18,489	18,138
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	40,390	39,623
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	17,125	16,752
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	75,663	73,894
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	208,799	203,332
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	109,756	106,883
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	50,563	50,091
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	14,067	13,927
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	4,677	4,630
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	28,188	27,913
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	9,054	8,966
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	49,071	48,584
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	30,780	30,472
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	12,167	12,046
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,549	2,521
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	560	555
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	1,012,184	1,000,189
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	85,380	84,105
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	62,850	61,636
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	30,949	30,255
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	19,156	18,786
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	153,228	149,791
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	48,484	46,620
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	31,206	30,906
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	15,921	15,763
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	5,159	5,110
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	5,201	5,156
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,643	2,620
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	278,092	275,008
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	52,185	51,606
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,666	2,636
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,916	1,895
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	7,313	7,232
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	10,653	10,534
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,757	1,737
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	8,033	7,936
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2046	81,198	79,630
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	91,719	89,662
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,015	14,871
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,660	7,588
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	57,033	56,471
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,669	15,520
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	27,981	27,708
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	40,734	40,345
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	22,036	21,818
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,667	12,546
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,528	6,467
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	48,768	48,303
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	36,557	36,204
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	50,216	49,748
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,916	5,859
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	31,854	31,541
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,861	18,678
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	700	694
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	33,154	32,828
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	53,447	52,922
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	38,732	38,358
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	32,446	32,138
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	29,126	28,851
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	54,383	53,866
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	13,577	13,456
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	20,186	19,990
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	27,867	27,613
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	23,679	23,452
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	37,897	37,524
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,283	11,179
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,941	10,836
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	33,456	33,133
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,199	3,163
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,715	2,685
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,783	2,751
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	8,469	8,376
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	10,774	10,646
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	4,206	4,157
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	10,639,686	10,354,462
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	37,088	36,732
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	36,053	35,698
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,081	12,954
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	47,889	47,427
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	38,773	38,410
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	26,942	26,679
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	61,782	61,201
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	41,558	41,156
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	64,550	63,918
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	58,867	58,283
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,292	17,121
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	64,054	63,445
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,089	7,022
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,031	12,902
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,533	10,429
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	29,913	29,624
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	36,295	35,934
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	19,598	19,418
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,878	17,700
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	30,205	29,917
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	25,149	24,905
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	39,910	39,526
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	18,253	18,077
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,667	14,526
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,362	8,282
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	87,808	86,941
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	84,682	83,821
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	4,236	4,192
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	382,031	377,642
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	3,744	3,699
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	15,253	15,085
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	519,098	513,129
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	1,886,037	1,853,159
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	45,455	44,407
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	10,788	10,536
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	26,538	26,824
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	5,332,411	5,288,262
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	9,054,751	8,974,125
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2029	16,962	17,036
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	1,170,786	1,178,357
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,293,270	5,203,129
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,803,635	4,771,370
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	617,376	606,863
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	152,894	150,577
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,552,456	2,531,323
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,583,264	1,568,177
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	65,899,989	64,669,643
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	41,300,000	40,528,933
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	8,881,900	8,733,423
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,756,013	1,740,377
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	399,649	393,593
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	1,738,998	1,750,119
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	1,083,026	1,090,752
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	21,391,450	21,461,683
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	532,753	535,755
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2034	7,029	7,080
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	121,827	123,064
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2045	24,101	24,301
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	3,608	3,642
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	6,096,353	6,091,602
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	4,477	4,521
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	36,093	36,452
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,258	2,280
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	11,469	11,583
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	135,828	137,207
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	177,007	178,353
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,965	1,982
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	10,785,656	10,854,510
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	830,900	836,138
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	97,048	98,034
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	116,496	117,183
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	81,218	81,703
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	88,182	88,701
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2038	5,570	5,620
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	29,145	29,428
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	32,909	33,233
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	206,998	208,972
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	97,021	97,945
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	5,744	5,797
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	80,136	80,900
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	296,920	299,750
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	654	652
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	10,657	10,758
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	650,955	650,855
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	392,802	392,741
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	355,191	355,137
Fannie Mae Mortgage pass-thru certificates 5.3% 8/1/2041 (b)	435,703	435,173
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2033	1,963	1,993
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	973,302	992,272
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	354,849	361,765
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	12,789,085	12,898,468
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	9,096,267	9,213,862
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	8,530,966	8,529,283
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	1,877	1,922
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	1,440	1,475
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2048	1,562,089	1,592,535
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	26,124,526	26,201,014
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	2,118,509	2,130,670
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	974,520	973,415
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2049	869,861	884,641
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	10,756,076	10,743,871
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	883	901
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	78,545	79,879
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	352,944	358,941
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	108,856	110,607
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	14,136,948	14,134,160
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	31,853,914	31,817,770
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2048	365,556	373,823
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	302,315	307,452
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	9,050,458	9,119,380
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	18,677,044	18,836,785
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	7,172,644	7,233,990
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	4,824,309	4,877,631
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	8,455,280	8,453,612
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	12,949,628	13,060,383
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	8,929,461	8,991,880
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2048	246,292	251,862
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	16,022,856	16,199,954
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	9,029,872	9,107,102
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	984,140	983,023
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	22,189,149	22,184,774
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	5,735	5,972
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	1,054	1,097
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	7,718	8,065
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	117,731	123,059
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	109,693	114,601
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	9,202	9,643
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	42,101	43,692
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	99,734	103,318
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,157	1,202
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	667	695
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,390	1,436
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	499	520
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	5,836	6,084
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	4,104	4,283
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	6,436	6,712
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	650	678
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	16,586	17,351
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	108,299	113,053
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	7,835,367	8,068,160
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	38,482	39,989
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	2,660	2,776
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	455	474
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,387	1,448
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	125,813	130,225
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	826	861
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	14,218	14,743
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	16,798	17,579
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	3,338,119	3,388,268
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	34,944,650	35,775,393
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	17,976,919	18,273,279
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	573,532	591,468
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	4,013,402	4,126,372
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,499,245	1,543,789
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	41,689	43,626
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	16,677,954	16,912,873
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	145,589	150,484
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	19,976	20,903
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	57,721	59,698
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	39,690	41,473
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	4,896	5,117
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	5,816,585	5,896,698
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	22,726,749	23,039,767
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	1,684	1,739
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	2,237	2,329
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	6,506	6,789
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	136,993	143,301
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	22,455,320	22,764,599
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,691	2,797
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	6,023	6,247
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	4,655	4,853
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	136	140
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	238	247
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	68,670	71,538
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	6,934,662	7,099,521
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (u)(v)	9,473,224	9,713,234
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	23,387,773	23,709,895
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	9,221	9,583
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	896	931
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	6,147	6,394
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,654	1,719
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	638	663
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	730	758
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	272	275
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	18,026	18,837
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	250,527	261,681
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	17,073,388	17,553,972
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	13,422,951	13,607,827
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	20,079,946	20,444,359
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	469	488
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	3,117	3,240
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,596	4,776
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	3,172	3,293
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,625	2,733
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	142	148
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	266,587	275,548
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	26,366,978	26,730,133
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	6,231	6,362
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	5,557	5,782
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	131	135
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	7,495	7,779
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,149	1,198
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	946	982
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,129	2,222
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	9,597	10,037
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	5,053,507	5,145,218
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	21,988,235	22,291,081
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	6,246,528	6,441,877
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	778	817
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	401	421
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	7,990	8,397
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	35,019,661	35,940,996
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2035	18,098	18,993
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	10,372,982	10,742,322
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	16,850	17,450
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	172,087	178,614
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	1,605	1,689
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	518	543
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	2,483	2,611
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	2,738,160	2,809,343
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	101	105
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	739	780
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,271	1,322
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	11,066,831	11,511,023
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	7,988,677	8,194,483
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	48,160	49,873
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	9,349	9,678
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	568	596
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	19,448	20,222
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	9,887,894	10,143,401
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	13,837,593	14,411,374
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	4,406	4,630
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,008	1,059
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	147,498	153,090
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	115,345	119,630
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	27,437	28,466
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	424	446
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	168	176
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	8,443,792	8,766,211
Fannie Mae Mortgage pass-thru certificates 6.735% 2/1/2039 (b)	167,572	172,117
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	21	21
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	32	33
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	2,817	2,843
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	35	36
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	55	57
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	396	410
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	159	165
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	1,397	1,457
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	219	230
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	28	28
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	46	46
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	54	54
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	980	989
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	19	20
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	322	322
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	42	44
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	126	130
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	209	216
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	667	691
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	167	173
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	201	210
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	337	351
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	363	383
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	29	29
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	23	23
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	62	63
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	131	135
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	130	134
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	85	88
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	186	193
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	106	110
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	177	184
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	533	553
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	1,324	1,371
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2025	9	9
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	592	598
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	60	60
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	519	544
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	1,637	1,695
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	234	246
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	110	113
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	29	29
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	37	39
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	388	402
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	605	626
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	254	263
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	1,718	1,779
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	594	616
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	45	47
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	1,219	1,262
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	297	309
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	1,984	2,092
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	69	72
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	11	12
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	36	37
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	71	74
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	37	39
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	17	18
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	7,766	8,135
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	223	233
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	145	153
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	437	459
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	819	823
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	73	76
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	33	34
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	83	86
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	214	224
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	385	405
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	61	64
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	566	596
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	9	8
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	47	49
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	41	43
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	34	34
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	113	117
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	4,847	5,019
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	11,853	12,274
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	112	118
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	626	656
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	1,650	1,737
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	290	305
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	18	17
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	19	19
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	2,199	2,277
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	1,447	1,498
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	8,087	8,520
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,300	1,358
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	3,065	3,174
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,075	1,133
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	317	318
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	6	5
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	2,279	2,360
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	46	48
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	184	190
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	1,081	1,120
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	34	35
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	149	156
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	375	392
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	924	969
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	252	263
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	166	174
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	833	878
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	3,006	3,211
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	132	132
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	4	3
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	62	62
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	9	8
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	15	15
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	14	14
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	1,602	1,617
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	1,226	1,269
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	252	261
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	90	93
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	242	250
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	75	78
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	763	790
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	92	97
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	792	821
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,734	2,879
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	10,800	11,378
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	21	21
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	43	43
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	27	27
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	1,702	1,719
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	21	22
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	214	222
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	15	16
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	727	753
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	520	539
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	425	440
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	114	118
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	2,816	2,916
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	243	252
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	272	284
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	124	130
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	3,067	3,199
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	2,218	2,339
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	45	46
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	28	29
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	1,025	1,042
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	586	592
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	362	371
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	97	99
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	499	510
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	46	47
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	335	344
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,070	1,096
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	90	93
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	85	87
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	50	51
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	303	312
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	964	988
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2025	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	42	42
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	118	121
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	328	337
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	70	72
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	49	51
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	305	318
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	2,143	2,242
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	287	293
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	499	510
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	591	607
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	47	48
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	184	189
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	53	54
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	363	368
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	462	470
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	151	158
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	54	55
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	748	784
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	87	88
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	232	239
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	298	307
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	623	640
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	219	229
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	1,003	1,058
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	96	96
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	409	416
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	322	329
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	56	58
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	119	122
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	152	157
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	50	53
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	1,065	1,107
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	630	664
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	1,132	1,137
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	639	658
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	1,405	1,436
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	517	528
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	131	132
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	294	302
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	59	60
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	98	100
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	1,108	1,133
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	103	104
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	31	32
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	165	170
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	396	412
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	50	50
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	419	424
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	495	506
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	84	86
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	711	733
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	7	6
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	261	267
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	50	52
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	201	205
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	207	213
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	14	15
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	168	172
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	132	136
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	69	71
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	746	778
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	282	292
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	252	265
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	12,848	13,205
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	278	278
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	189	192
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	86	87
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	697	716
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	29	29
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	78	80
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	43	44
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	231	235
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	51	53
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	74	77
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	869	904
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	458	476
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	53	55
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	5,907	6,246
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.445%, 5.945% 4/1/2037 (b)(c)	10,157	10,354
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 1.462%, 6.085% 1/1/2035 (b)(c)	2,902	2,959
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.48%, 7.48% 7/1/2034 (b)(c)	1,403	1,425
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.553%, 7.428% 6/1/2036 (b)(c)	7,820	7,964
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.565%, 6.065% 3/1/2037 (b)(c)	11,622	11,863
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%, 7.065% 9/1/2036 (b)(c)	2,413	2,461
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.638%, 6.887% 11/1/2036 (b)(c)	4,494	4,579
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.649%, 7.389% 5/1/2035 (b)(c)	18,454	18,798
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 1.673%, 6.711% 3/1/2033 (b)(c)	5,688	5,786
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.684%, 7.062% 5/1/2036 (b)(c)	7,556	7,708
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.7%, 7.177% 6/1/2042 (b)(c)	14,875	15,217
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.73%, 6.27% 3/1/2040 (b)(c)	20,019	20,582
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 6.556% 7/1/2035 (b)(c)	5,261	5,373
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.5% 8/1/2041 (b)(c)	33,212	33,961
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.788%, 6.163% 2/1/2036 (b)(c)	9,122	9,339
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.8%, 6.05% 1/1/2042 (b)(c)	70,033	72,002
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.8%, 7.635% 7/1/2041 (b)(c)	4,613	4,722
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%, 6.06% 12/1/2039 (b)(c)	6,823	7,015
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%, 7.073% 12/1/2040 (b)(c)	632,341	649,171
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 6.297% 2/1/2042 (b)(c)	23,501	24,114
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 7.318% 9/1/2041 (b)(c)	6,711	6,881
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 7.639% 7/1/2041 (b)(c)	8,868	9,086
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.82%, 6.195% 12/1/2035 (b)(c)	13,604	13,987
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.83%, 7.004% 10/1/2041 (b)(c)	5,857	5,960
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.953%, 7.703% 7/1/2037 (b)(c)	15,043	15,432
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.475%, 6.711% 10/1/2033 (b)(c)	279	281
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.505%, 6.755% 1/1/2035 (b)(c)	3,193	3,218
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.51%, 7.26% 2/1/2033 (b)(c)(h)	213	214
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.535%, 6.785% 12/1/2034 (b)(c)	3,008	3,035
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.535%, 6.785% 3/1/2035 (b)(c)	2,449	2,471
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.55%, 7.08% 10/1/2033 (b)(c)	1,365	1,377
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.565%, 7.315% 7/1/2035 (b)(c)	1,569	1,582
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.96%, 7.417% 9/1/2035 (b)(c)	2,785	2,834
Freddie Mac Gold Pool 1.5% 1/1/2036	5,934,415	5,217,009
Freddie Mac Gold Pool 1.5% 1/1/2051	33,247,493	25,404,829
Freddie Mac Gold Pool 1.5% 11/1/2035	6,690,235	5,881,459
Freddie Mac Gold Pool 1.5% 11/1/2035	410,336	360,731
Freddie Mac Gold Pool 1.5% 11/1/2050	343,049	265,130
Freddie Mac Gold Pool 1.5% 12/1/2035	8,674,220	7,625,603
Freddie Mac Gold Pool 1.5% 12/1/2040	1,181,969	978,138
Freddie Mac Gold Pool 1.5% 12/1/2050	246,050	190,163
Freddie Mac Gold Pool 1.5% 12/1/2050	73,036	56,515
Freddie Mac Gold Pool 1.5% 2/1/2036	303,738	267,020
Freddie Mac Gold Pool 1.5% 2/1/2036	8,150,827	7,165,482
Freddie Mac Gold Pool 1.5% 2/1/2041	2,028,915	1,679,029
Freddie Mac Gold Pool 1.5% 2/1/2051	33,775,180	25,808,040
Freddie Mac Gold Pool 1.5% 3/1/2036	191,487	167,860
Freddie Mac Gold Pool 1.5% 3/1/2041	2,060,088	1,704,826
Freddie Mac Gold Pool 1.5% 3/1/2051	86,419	66,871
Freddie Mac Gold Pool 1.5% 4/1/2036	329,864	289,163
Freddie Mac Gold Pool 1.5% 4/1/2041	2,103,214	1,740,515
Freddie Mac Gold Pool 1.5% 4/1/2041	7,703,055	6,374,664
Freddie Mac Gold Pool 1.5% 4/1/2051	19,011,597	14,527,001
Freddie Mac Gold Pool 1.5% 4/1/2051	3,602,184	2,752,474
Freddie Mac Gold Pool 1.5% 5/1/2036	343,968	300,666
Freddie Mac Gold Pool 1.5% 6/1/2036	342,724	299,579
Freddie Mac Gold Pool 1.5% 6/1/2051	205,351	158,901
Freddie Mac Gold Pool 1.5% 6/1/2051	57,136	43,659
Freddie Mac Gold Pool 1.5% 7/1/2035	1,872,029	1,647,476
Freddie Mac Gold Pool 1.5% 7/1/2036	278,601	243,528
Freddie Mac Gold Pool 1.5% 8/1/2035	5,599,997	4,928,269
Freddie Mac Gold Pool 1.5% 8/1/2036	209,269	182,925
Freddie Mac Gold Pool 1.5% 8/1/2051	2,017,084	1,541,279
Freddie Mac Gold Pool 2% 1/1/2051	1,598,925	1,295,560
Freddie Mac Gold Pool 2% 1/1/2052	1,802,766	1,447,768
Freddie Mac Gold Pool 2% 10/1/2041	19,222	16,278
Freddie Mac Gold Pool 2% 10/1/2051	17,052,396	13,843,674
Freddie Mac Gold Pool 2% 10/1/2051	2,362,864	1,927,109
Freddie Mac Gold Pool 2% 10/1/2051	2,776,513	2,255,796
Freddie Mac Gold Pool 2% 10/1/2051	854,296	694,078
Freddie Mac Gold Pool 2% 11/1/2041	4,228,515	3,580,840
Freddie Mac Gold Pool 2% 11/1/2041	5,033,504	4,262,530
Freddie Mac Gold Pool 2% 11/1/2050	19,262	15,607
Freddie Mac Gold Pool 2% 11/1/2051	11,020,792	8,916,032
Freddie Mac Gold Pool 2% 11/1/2051	24,718,520	20,051,827
Freddie Mac Gold Pool 2% 11/1/2051	791,754	643,266
Freddie Mac Gold Pool 2% 11/1/2051	3,110,838	2,527,420
Freddie Mac Gold Pool 2% 11/1/2051	1,231,646	1,000,659
Freddie Mac Gold Pool 2% 11/1/2051	3,377,045	2,727,873
Freddie Mac Gold Pool 2% 11/1/2051	1,797,895	1,444,980
Freddie Mac Gold Pool 2% 12/1/2035	1,068,554	964,364
Freddie Mac Gold Pool 2% 12/1/2051	11,723,813	9,525,089
Freddie Mac Gold Pool 2% 12/1/2051	2,112,797	1,716,556
Freddie Mac Gold Pool 2% 12/1/2051	949,424	767,509
Freddie Mac Gold Pool 2% 12/1/2051	1,004,168	815,215
Freddie Mac Gold Pool 2% 12/1/2051	941,405	763,086
Freddie Mac Gold Pool 2% 12/1/2051	383,905	310,107
Freddie Mac Gold Pool 2% 2/1/2041	2,670,195	2,277,894
Freddie Mac Gold Pool 2% 2/1/2042	1,269,399	1,074,967
Freddie Mac Gold Pool 2% 2/1/2051	17,198,215	14,064,169
Freddie Mac Gold Pool 2% 2/1/2052	31,120,621	25,157,726
Freddie Mac Gold Pool 2% 2/1/2052	13,725,779	11,125,864
Freddie Mac Gold Pool 2% 3/1/2036	2,569,387	2,311,631
Freddie Mac Gold Pool 2% 3/1/2041	2,822,112	2,427,775
Freddie Mac Gold Pool 2% 4/1/2041	17,827	15,180
Freddie Mac Gold Pool 2% 4/1/2042	16,835,657	14,362,190
Freddie Mac Gold Pool 2% 4/1/2052	3,863,558	3,135,351
Freddie Mac Gold Pool 2% 5/1/2035	39,592,945	35,769,522
Freddie Mac Gold Pool 2% 5/1/2041	2,474,752	2,102,659
Freddie Mac Gold Pool 2% 5/1/2051	13,266,140	10,836,203
Freddie Mac Gold Pool 2% 5/1/2051	1,561,088	1,270,268
Freddie Mac Gold Pool 2% 5/1/2051	592,354	479,226
Freddie Mac Gold Pool 2% 5/1/2051	1,388,659	1,123,451
Freddie Mac Gold Pool 2% 6/1/2036	29,402,017	26,452,457
Freddie Mac Gold Pool 2% 6/1/2041	4,128,820	3,508,028
Freddie Mac Gold Pool 2% 6/1/2050	11,352,805	9,255,591
Freddie Mac Gold Pool 2% 7/1/2041	18,449	15,675
Freddie Mac Gold Pool 2% 7/1/2041	16,244,967	13,909,048
Freddie Mac Gold Pool 2% 7/1/2051	880,281	715,741
Freddie Mac Gold Pool 2% 8/1/2035	1,823,165	1,645,396
Freddie Mac Gold Pool 2% 8/1/2036	13,037,238	11,774,180
Freddie Mac Gold Pool 2% 9/1/2051	4,366,636	3,564,077
Freddie Mac Gold Pool 2.5% 1/1/2033	42,044	39,689
Freddie Mac Gold Pool 2.5% 1/1/2041	5,512,339	4,874,100
Freddie Mac Gold Pool 2.5% 1/1/2042	5,002,184	4,388,623
Freddie Mac Gold Pool 2.5% 1/1/2051	18,935	16,009
Freddie Mac Gold Pool 2.5% 10/1/2041	2,469,612	2,171,324
Freddie Mac Gold Pool 2.5% 10/1/2050	4,162,584	3,534,934
Freddie Mac Gold Pool 2.5% 11/1/2031	1,564,743	1,484,002
Freddie Mac Gold Pool 2.5% 11/1/2032	134,722	127,240
Freddie Mac Gold Pool 2.5% 11/1/2041	1,141,034	1,005,355
Freddie Mac Gold Pool 2.5% 11/1/2041	984,510	868,059
Freddie Mac Gold Pool 2.5% 11/1/2041 (x)	19,176,014	16,907,804
Freddie Mac Gold Pool 2.5% 11/1/2051	4,322,830	3,630,491
Freddie Mac Gold Pool 2.5% 11/1/2051	26,481,168	22,397,211
Freddie Mac Gold Pool 2.5% 12/1/2032	3,544,470	3,346,067
Freddie Mac Gold Pool 2.5% 12/1/2051	2,633,601	2,211,807
Freddie Mac Gold Pool 2.5% 12/1/2051	7,547,330	6,383,372
Freddie Mac Gold Pool 2.5% 2/1/2035	2,218,413	2,057,046
Freddie Mac Gold Pool 2.5% 2/1/2042	3,586,659	3,180,349
Freddie Mac Gold Pool 2.5% 2/1/2051	41,656	35,219
Freddie Mac Gold Pool 2.5% 2/1/2051	14,735,901	12,555,412
Freddie Mac Gold Pool 2.5% 2/1/2051	13,416,451	11,343,157
Freddie Mac Gold Pool 2.5% 3/1/2033	924,179	871,950
Freddie Mac Gold Pool 2.5% 3/1/2037	2,266,838	2,087,072
Freddie Mac Gold Pool 2.5% 3/1/2051	12,892,864	10,884,366
Freddie Mac Gold Pool 2.5% 4/1/2033	386,929	364,539
Freddie Mac Gold Pool 2.5% 4/1/2042	34,364,863	30,106,757
Freddie Mac Gold Pool 2.5% 4/1/2042	741,389	652,768
Freddie Mac Gold Pool 2.5% 4/1/2047	4,722,106	3,996,809
Freddie Mac Gold Pool 2.5% 4/1/2052	521,815	443,460
Freddie Mac Gold Pool 2.5% 5/1/2033	102,931	96,689
Freddie Mac Gold Pool 2.5% 5/1/2035	6,774,258	6,273,032
Freddie Mac Gold Pool 2.5% 5/1/2041	7,785,073	6,912,883
Freddie Mac Gold Pool 2.5% 5/1/2051	27,013,901	22,965,971
Freddie Mac Gold Pool 2.5% 6/1/2031	1,911,898	1,821,739
Freddie Mac Gold Pool 2.5% 6/1/2040	598,102	531,094
Freddie Mac Gold Pool 2.5% 6/1/2041	878,149	774,827
Freddie Mac Gold Pool 2.5% 7/1/2036	3,167,045	2,937,664
Freddie Mac Gold Pool 2.5% 7/1/2051	8,168,990	6,929,581
Freddie Mac Gold Pool 2.5% 7/1/2051	9,623,549	8,163,453
Freddie Mac Gold Pool 2.5% 8/1/2032	94,921	89,777
Freddie Mac Gold Pool 2.5% 8/1/2041	825,298	727,679
Freddie Mac Gold Pool 2.5% 8/1/2050	22,796,799	19,416,405
Freddie Mac Gold Pool 2.5% 9/1/2041	1,811,756	1,604,815
Freddie Mac Gold Pool 2.5% 9/1/2051	83,896	70,590
Freddie Mac Gold Pool 2.5% 9/1/2051	3,452,164	2,911,137
Freddie Mac Gold Pool 3% 1/1/2033	340,106	324,276
Freddie Mac Gold Pool 3% 1/1/2033	524,882	501,098
Freddie Mac Gold Pool 3% 1/1/2043	88,241	80,025
Freddie Mac Gold Pool 3% 1/1/2052	3,337,783	2,929,335
Freddie Mac Gold Pool 3% 1/1/2052	1,605,591	1,409,113
Freddie Mac Gold Pool 3% 1/1/2052	723,359	634,163
Freddie Mac Gold Pool 3% 10/1/2042	72,743	66,009
Freddie Mac Gold Pool 3% 10/1/2051	6,285,359	5,535,855
Freddie Mac Gold Pool 3% 10/1/2051	437,398	383,189
Freddie Mac Gold Pool 3% 10/1/2051	956,321	838,996
Freddie Mac Gold Pool 3% 11/1/2042	14,662	13,340
Freddie Mac Gold Pool 3% 11/1/2049	30,700,925	27,241,437
Freddie Mac Gold Pool 3% 11/1/2050	1,487,214	1,308,475
Freddie Mac Gold Pool 3% 11/1/2051	30,190	26,496
Freddie Mac Gold Pool 3% 11/1/2051	560,052	491,518
Freddie Mac Gold Pool 3% 11/1/2051	5,081,506	4,459,677
Freddie Mac Gold Pool 3% 12/1/2030	678,169	652,842
Freddie Mac Gold Pool 3% 12/1/2031	10,931	10,493
Freddie Mac Gold Pool 3% 12/1/2032	415,664	397,603
Freddie Mac Gold Pool 3% 12/1/2032	1,217,067	1,168,935
Freddie Mac Gold Pool 3% 12/1/2042	1,640,774	1,489,997
Freddie Mac Gold Pool 3% 12/1/2050	12,434,373	10,939,967
Freddie Mac Gold Pool 3% 2/1/2032	15,875	15,227
Freddie Mac Gold Pool 3% 2/1/2033	670,979	646,685
Freddie Mac Gold Pool 3% 2/1/2037	645,020	605,943
Freddie Mac Gold Pool 3% 2/1/2037	36,333	34,132
Freddie Mac Gold Pool 3% 2/1/2038	7,313	6,807
Freddie Mac Gold Pool 3% 2/1/2038	366,015	341,585
Freddie Mac Gold Pool 3% 2/1/2043	124,275	113,086
Freddie Mac Gold Pool 3% 2/1/2043	55,500	50,374
Freddie Mac Gold Pool 3% 2/1/2043	30,978	28,028
Freddie Mac Gold Pool 3% 2/1/2052	967,572	848,262
Freddie Mac Gold Pool 3% 2/1/2052	1,445,031	1,266,846
Freddie Mac Gold Pool 3% 2/1/2052	2,215,650	1,942,442
Freddie Mac Gold Pool 3% 2/1/2052	6,011,739	5,266,684
Freddie Mac Gold Pool 3% 2/1/2052	5,008,711	4,378,573
Freddie Mac Gold Pool 3% 2/1/2052	5,717,712	5,012,669
Freddie Mac Gold Pool 3% 2/1/2052	4,611,017	4,039,557
Freddie Mac Gold Pool 3% 3/1/2033	61,460	58,727
Freddie Mac Gold Pool 3% 3/1/2033	1,314,062	1,256,032
Freddie Mac Gold Pool 3% 3/1/2043	113,817	103,305
Freddie Mac Gold Pool 3% 3/1/2052	2,939,116	2,575,780
Freddie Mac Gold Pool 3% 3/1/2052	1,702,762	1,492,797
Freddie Mac Gold Pool 3% 3/1/2052	5,752,378	5,061,037
Freddie Mac Gold Pool 3% 4/1/2032	16,656	16,035
Freddie Mac Gold Pool 3% 4/1/2032	43,458	41,758
Freddie Mac Gold Pool 3% 4/1/2034	964,509	921,679
Freddie Mac Gold Pool 3% 4/1/2043	47,952	43,543
Freddie Mac Gold Pool 3% 4/1/2045	6,474	5,806
Freddie Mac Gold Pool 3% 4/1/2045	8,835	7,933
Freddie Mac Gold Pool 3% 4/1/2046	152,851	136,805
Freddie Mac Gold Pool 3% 4/1/2046	203,465	182,106
Freddie Mac Gold Pool 3% 4/1/2052	8,789,254	7,801,597
Freddie Mac Gold Pool 3% 5/1/2035	10,624,507	10,087,284
Freddie Mac Gold Pool 3% 5/1/2045	61,425	55,053
Freddie Mac Gold Pool 3% 5/1/2046	460,099	411,801
Freddie Mac Gold Pool 3% 5/1/2046	2,886,989	2,583,931
Freddie Mac Gold Pool 3% 5/1/2051	4,523,066	3,976,642
Freddie Mac Gold Pool 3% 5/1/2052	11,021,917	9,659,377
Freddie Mac Gold Pool 3% 6/1/2031	5,048	4,854
Freddie Mac Gold Pool 3% 6/1/2046	2,869,665	2,568,425
Freddie Mac Gold Pool 3% 6/1/2050	11,142,041	9,879,553
Freddie Mac Gold Pool 3% 6/1/2052	5,549,040	4,864,796
Freddie Mac Gold Pool 3% 7/1/2032	82,913	79,444
Freddie Mac Gold Pool 3% 7/1/2043	58,051	52,576
Freddie Mac Gold Pool 3% 7/1/2043	239,204	216,709
Freddie Mac Gold Pool 3% 7/1/2045	124,062	111,310
Freddie Mac Gold Pool 3% 7/1/2045	41,608	37,657
Freddie Mac Gold Pool 3% 7/1/2045	12,729	11,420
Freddie Mac Gold Pool 3% 8/1/2032	99,911	95,800
Freddie Mac Gold Pool 3% 8/1/2032	65,342	62,586
Freddie Mac Gold Pool 3% 8/1/2037	269,003	251,721
Freddie Mac Gold Pool 3% 8/1/2042	15,710	14,231
Freddie Mac Gold Pool 3% 8/1/2042	20,883	18,988
Freddie Mac Gold Pool 3% 8/1/2045	30,527	27,389
Freddie Mac Gold Pool 3% 8/1/2045	54,577	49,189
Freddie Mac Gold Pool 3% 9/1/2051	582,298	511,042
Freddie Mac Gold Pool 3% 9/1/2051	4,380,706	3,846,004
Freddie Mac Gold Pool 3.5% 1/1/2032	15,419	14,825
Freddie Mac Gold Pool 3.5% 1/1/2044	7,303,096	6,820,644
Freddie Mac Gold Pool 3.5% 1/1/2044	3,699,519	3,452,605
Freddie Mac Gold Pool 3.5% 1/1/2045	2,759,944	2,579,750
Freddie Mac Gold Pool 3.5% 1/1/2046	11,258	10,437
Freddie Mac Gold Pool 3.5% 1/1/2048	28,821	26,730
Freddie Mac Gold Pool 3.5% 10/1/2040	237,119	220,935
Freddie Mac Gold Pool 3.5% 10/1/2042	74,536	69,673
Freddie Mac Gold Pool 3.5% 10/1/2042	9,604	8,968
Freddie Mac Gold Pool 3.5% 10/1/2047	104,708	97,177
Freddie Mac Gold Pool 3.5% 10/1/2049	11,782,738	10,857,918
Freddie Mac Gold Pool 3.5% 10/1/2051	3,510,780	3,217,667
Freddie Mac Gold Pool 3.5% 10/1/2052	495,892	449,493
Freddie Mac Gold Pool 3.5% 10/1/2053	2,894,926	2,624,055
Freddie Mac Gold Pool 3.5% 11/1/2033	822,839	797,200
Freddie Mac Gold Pool 3.5% 11/1/2040	399,263	372,013
Freddie Mac Gold Pool 3.5% 11/1/2042	366,704	342,086
Freddie Mac Gold Pool 3.5% 11/1/2045	48,666	45,116
Freddie Mac Gold Pool 3.5% 11/1/2045	3,281,121	3,041,801
Freddie Mac Gold Pool 3.5% 11/1/2046	5,305	4,903
Freddie Mac Gold Pool 3.5% 11/1/2047	57,795	53,490
Freddie Mac Gold Pool 3.5% 11/1/2047	727,052	674,530
Freddie Mac Gold Pool 3.5% 12/1/2033	230,851	220,580
Freddie Mac Gold Pool 3.5% 12/1/2040	393,939	367,053
Freddie Mac Gold Pool 3.5% 12/1/2046	1,246,239	1,151,446
Freddie Mac Gold Pool 3.5% 12/1/2047	180,923	167,797
Freddie Mac Gold Pool 3.5% 2/1/2034	4,477,847	4,278,628
Freddie Mac Gold Pool 3.5% 2/1/2043	132,939	125,088
Freddie Mac Gold Pool 3.5% 2/1/2043	341,225	319,333
Freddie Mac Gold Pool 3.5% 2/1/2043	4,509,661	4,213,383
Freddie Mac Gold Pool 3.5% 2/1/2045	3,330	3,088
Freddie Mac Gold Pool 3.5% 2/1/2046	2,132,356	1,976,825
Freddie Mac Gold Pool 3.5% 2/1/2048	7,143	6,541
Freddie Mac Gold Pool 3.5% 2/1/2052	1,202,742	1,099,601
Freddie Mac Gold Pool 3.5% 2/1/2052	662,752	605,555
Freddie Mac Gold Pool 3.5% 3/1/2032	4,846,096	4,659,267
Freddie Mac Gold Pool 3.5% 3/1/2045	1,094,896	1,015,036
Freddie Mac Gold Pool 3.5% 3/1/2045	95,050	88,118
Freddie Mac Gold Pool 3.5% 3/1/2045	208,669	193,449
Freddie Mac Gold Pool 3.5% 3/1/2045	290,189	269,023
Freddie Mac Gold Pool 3.5% 3/1/2046	3,906,258	3,627,445
Freddie Mac Gold Pool 3.5% 3/1/2047	58,406	53,945
Freddie Mac Gold Pool 3.5% 3/1/2052	4,865,439	4,443,642
Freddie Mac Gold Pool 3.5% 3/1/2052	2,404,980	2,197,989
Freddie Mac Gold Pool 3.5% 3/1/2052	5,195,363	4,744,793
Freddie Mac Gold Pool 3.5% 4/1/2033	2,024,162	1,968,049
Freddie Mac Gold Pool 3.5% 4/1/2040	472,749	440,631
Freddie Mac Gold Pool 3.5% 4/1/2042	2,915,986	2,732,060
Freddie Mac Gold Pool 3.5% 4/1/2042	27,457	25,730
Freddie Mac Gold Pool 3.5% 4/1/2043	171,158	159,965
Freddie Mac Gold Pool 3.5% 4/1/2043	397,361	371,058
Freddie Mac Gold Pool 3.5% 4/1/2046	719,239	665,205
Freddie Mac Gold Pool 3.5% 4/1/2046	2,351,104	2,178,148
Freddie Mac Gold Pool 3.5% 4/1/2052	35,930,796	32,669,897
Freddie Mac Gold Pool 3.5% 5/1/2033	76,696	73,379
Freddie Mac Gold Pool 3.5% 5/1/2034	44,190	42,128
Freddie Mac Gold Pool 3.5% 5/1/2034	273,471	260,707
Freddie Mac Gold Pool 3.5% 5/1/2040	178,087	165,988
Freddie Mac Gold Pool 3.5% 5/1/2040	982,451	915,705
Freddie Mac Gold Pool 3.5% 5/1/2045	946,344	876,136
Freddie Mac Gold Pool 3.5% 5/1/2045	11,240	10,406
Freddie Mac Gold Pool 3.5% 5/1/2045	127,032	117,766
Freddie Mac Gold Pool 3.5% 5/1/2045	31,531	29,231
Freddie Mac Gold Pool 3.5% 5/1/2045	69,435	64,371
Freddie Mac Gold Pool 3.5% 5/1/2046	4,959,655	4,604,105
Freddie Mac Gold Pool 3.5% 5/1/2046	2,342,928	2,170,574
Freddie Mac Gold Pool 3.5% 5/1/2046	1,090,678	1,008,740
Freddie Mac Gold Pool 3.5% 5/1/2049	139,442	128,541
Freddie Mac Gold Pool 3.5% 6/1/2032	2,556,527	2,453,972
Freddie Mac Gold Pool 3.5% 6/1/2040	910,706	848,834
Freddie Mac Gold Pool 3.5% 6/1/2045	1,147,594	1,062,456
Freddie Mac Gold Pool 3.5% 6/1/2045	178,719	165,460
Freddie Mac Gold Pool 3.5% 6/1/2045	3,946,528	3,658,674
Freddie Mac Gold Pool 3.5% 6/1/2045	219,400	203,740
Freddie Mac Gold Pool 3.5% 6/1/2045	7,194	6,669
Freddie Mac Gold Pool 3.5% 7/1/2032	618,581	593,767
Freddie Mac Gold Pool 3.5% 7/1/2032	2,177,289	2,093,349
Freddie Mac Gold Pool 3.5% 7/1/2040	121,711	113,443
Freddie Mac Gold Pool 3.5% 7/1/2042	912,194	852,155
Freddie Mac Gold Pool 3.5% 7/1/2042	415,895	388,825
Freddie Mac Gold Pool 3.5% 7/1/2046	7,325	6,786
Freddie Mac Gold Pool 3.5% 7/1/2047	1,784,273	1,655,936
Freddie Mac Gold Pool 3.5% 7/1/2052	842,725	766,770
Freddie Mac Gold Pool 3.5% 8/1/2034	452,474	430,364
Freddie Mac Gold Pool 3.5% 8/1/2034	34,341	32,663
Freddie Mac Gold Pool 3.5% 8/1/2040	553,568	515,960
Freddie Mac Gold Pool 3.5% 8/1/2042	2,128,927	1,991,264
Freddie Mac Gold Pool 3.5% 8/1/2047	321,726	298,585
Freddie Mac Gold Pool 3.5% 8/1/2047	2,710,428	2,515,475
Freddie Mac Gold Pool 3.5% 8/1/2047	211,901	196,660
Freddie Mac Gold Pool 3.5% 8/1/2051	4,604,032	4,221,082
Freddie Mac Gold Pool 3.5% 9/1/2040	418,717	390,139
Freddie Mac Gold Pool 3.5% 9/1/2042	3,804	3,552
Freddie Mac Gold Pool 3.5% 9/1/2042	6,487,764	6,059,322
Freddie Mac Gold Pool 3.5% 9/1/2042	1,206,173	1,126,040
Freddie Mac Gold Pool 3.5% 9/1/2046	129,776	119,945
Freddie Mac Gold Pool 3.5% 9/1/2046	838,745	777,568
Freddie Mac Gold Pool 3.5% 9/1/2047	60,355	56,014
Freddie Mac Gold Pool 3.5% 9/1/2047	49,499	45,939
Freddie Mac Gold Pool 3.5% 9/1/2052	60,941	55,239
Freddie Mac Gold Pool 4% 1/1/2041	2,317,916	2,236,709
Freddie Mac Gold Pool 4% 1/1/2041	52,339	50,593
Freddie Mac Gold Pool 4% 1/1/2041	12,354	11,897
Freddie Mac Gold Pool 4% 1/1/2042	4,008	3,861
Freddie Mac Gold Pool 4% 1/1/2043	16,757	16,097
Freddie Mac Gold Pool 4% 1/1/2044	62,185	59,638
Freddie Mac Gold Pool 4% 1/1/2044	50,455	48,445
Freddie Mac Gold Pool 4% 10/1/2041	829,539	799,533
Freddie Mac Gold Pool 4% 10/1/2041	97,842	94,296
Freddie Mac Gold Pool 4% 10/1/2041	94,038	90,667
Freddie Mac Gold Pool 4% 10/1/2041	49,053	47,308
Freddie Mac Gold Pool 4% 10/1/2042	13,150	12,732
Freddie Mac Gold Pool 4% 10/1/2042	8,784	8,439
Freddie Mac Gold Pool 4% 10/1/2042	32,300	31,092
Freddie Mac Gold Pool 4% 10/1/2043	17,831	17,105
Freddie Mac Gold Pool 4% 10/1/2043	175,338	168,363
Freddie Mac Gold Pool 4% 10/1/2043	65,815	63,120
Freddie Mac Gold Pool 4% 10/1/2043	22,582	21,706
Freddie Mac Gold Pool 4% 10/1/2052	7,162,362	6,788,153
Freddie Mac Gold Pool 4% 11/1/2041	138,610	133,492
Freddie Mac Gold Pool 4% 11/1/2041	29,075	28,107
Freddie Mac Gold Pool 4% 11/1/2041	3,730	3,595
Freddie Mac Gold Pool 4% 11/1/2042	57,373	55,202
Freddie Mac Gold Pool 4% 11/1/2042	146,656	141,261
Freddie Mac Gold Pool 4% 11/1/2042	118,069	113,528
Freddie Mac Gold Pool 4% 11/1/2042	42,890	41,210
Freddie Mac Gold Pool 4% 11/1/2042	4,724	4,589
Freddie Mac Gold Pool 4% 11/1/2042	2,256,722	2,173,902
Freddie Mac Gold Pool 4% 11/1/2042	1,536,036	1,480,729
Freddie Mac Gold Pool 4% 11/1/2043	393,430	377,956
Freddie Mac Gold Pool 4% 11/1/2045	208,748	199,399
Freddie Mac Gold Pool 4% 11/1/2047	1,972,379	1,876,030
Freddie Mac Gold Pool 4% 12/1/2040	11,303	10,909
Freddie Mac Gold Pool 4% 12/1/2040	10,530	10,164
Freddie Mac Gold Pool 4% 12/1/2040	29,927	28,904
Freddie Mac Gold Pool 4% 12/1/2042	28,574	27,591
Freddie Mac Gold Pool 4% 12/1/2042	47,991	46,140
Freddie Mac Gold Pool 4% 12/1/2042	1,108,131	1,067,966
Freddie Mac Gold Pool 4% 12/1/2045	2,886,826	2,760,242
Freddie Mac Gold Pool 4% 12/1/2045	491,328	472,146
Freddie Mac Gold Pool 4% 12/1/2047	7,412,676	7,050,576
Freddie Mac Gold Pool 4% 2/1/2041	2,497	2,409
Freddie Mac Gold Pool 4% 2/1/2041	593,517	571,996
Freddie Mac Gold Pool 4% 2/1/2042	57,142	55,095
Freddie Mac Gold Pool 4% 2/1/2042	3,217	3,105
Freddie Mac Gold Pool 4% 2/1/2042	3,573,502	3,440,356
Freddie Mac Gold Pool 4% 2/1/2043	96,227	92,481
Freddie Mac Gold Pool 4% 2/1/2043	54,698	52,558
Freddie Mac Gold Pool 4% 2/1/2043	84,444	81,129
Freddie Mac Gold Pool 4% 2/1/2043	45,327	43,523
Freddie Mac Gold Pool 4% 2/1/2044	26,761	25,653
Freddie Mac Gold Pool 4% 2/1/2044	66,302	63,661
Freddie Mac Gold Pool 4% 2/1/2044	36,309	34,903
Freddie Mac Gold Pool 4% 2/1/2045	1,646,419	1,580,009
Freddie Mac Gold Pool 4% 2/1/2046	94,248	89,968
Freddie Mac Gold Pool 4% 2/1/2046	185,758	177,206
Freddie Mac Gold Pool 4% 2/1/2046	40,709	38,848
Freddie Mac Gold Pool 4% 2/1/2048	2,243,899	2,134,988
Freddie Mac Gold Pool 4% 2/1/2048	121,364	115,663
Freddie Mac Gold Pool 4% 2/1/2053	7,886,834	7,469,229
Freddie Mac Gold Pool 4% 3/1/2042	76,058	73,323
Freddie Mac Gold Pool 4% 3/1/2042	74,807	72,015
Freddie Mac Gold Pool 4% 3/1/2042	14,559	13,993
Freddie Mac Gold Pool 4% 3/1/2043	17,106	16,429
Freddie Mac Gold Pool 4% 3/1/2043	39,674	38,214
Freddie Mac Gold Pool 4% 3/1/2044	59,327	56,907
Freddie Mac Gold Pool 4% 4/1/2040	1,889	1,834
Freddie Mac Gold Pool 4% 4/1/2042	21,601	20,775
Freddie Mac Gold Pool 4% 4/1/2042	19,806	19,124
Freddie Mac Gold Pool 4% 4/1/2042	25,211	24,361
Freddie Mac Gold Pool 4% 4/1/2042	26,950	25,904
Freddie Mac Gold Pool 4% 4/1/2042	943,690	908,546
Freddie Mac Gold Pool 4% 4/1/2042	744,735	717,447
Freddie Mac Gold Pool 4% 4/1/2043	17,533	16,972
Freddie Mac Gold Pool 4% 4/1/2043	59,005	56,770
Freddie Mac Gold Pool 4% 4/1/2043	1,210,823	1,163,985
Freddie Mac Gold Pool 4% 4/1/2046	597,848	570,512
Freddie Mac Gold Pool 4% 4/1/2048	36,809	35,022
Freddie Mac Gold Pool 4% 4/1/2048	228,027	216,960
Freddie Mac Gold Pool 4% 4/1/2048	468,547	445,805
Freddie Mac Gold Pool 4% 4/1/2048	79,556	75,695
Freddie Mac Gold Pool 4% 4/1/2048	366,141	348,370
Freddie Mac Gold Pool 4% 5/1/2037	4,061,656	3,946,961
Freddie Mac Gold Pool 4% 5/1/2038	4,980,130	4,823,936
Freddie Mac Gold Pool 4% 5/1/2042	122,946	118,602
Freddie Mac Gold Pool 4% 5/1/2043	19,815	19,017
Freddie Mac Gold Pool 4% 5/1/2043	20,259	19,442
Freddie Mac Gold Pool 4% 5/1/2043	78,225	75,144
Freddie Mac Gold Pool 4% 5/1/2043	23,742	22,789
Freddie Mac Gold Pool 4% 5/1/2043	7,813	7,498
Freddie Mac Gold Pool 4% 5/1/2045	116,126	111,143
Freddie Mac Gold Pool 4% 5/1/2045	1,575,829	1,519,069
Freddie Mac Gold Pool 4% 5/1/2048	5,196,916	4,947,925
Freddie Mac Gold Pool 4% 6/1/2041	35,331	34,009
Freddie Mac Gold Pool 4% 6/1/2041	6,487	6,339
Freddie Mac Gold Pool 4% 6/1/2042	43,505	41,908
Freddie Mac Gold Pool 4% 6/1/2043	30,560	29,340
Freddie Mac Gold Pool 4% 6/1/2043	79,278	76,368
Freddie Mac Gold Pool 4% 6/1/2047	4,784,321	4,567,059
Freddie Mac Gold Pool 4% 6/1/2047	434,655	414,645
Freddie Mac Gold Pool 4% 7/1/2041	331,741	319,494
Freddie Mac Gold Pool 4% 7/1/2042	1,065,273	1,024,608
Freddie Mac Gold Pool 4% 7/1/2043	96,580	92,884
Freddie Mac Gold Pool 4% 7/1/2043	19,192	18,417
Freddie Mac Gold Pool 4% 7/1/2043	151,137	145,133
Freddie Mac Gold Pool 4% 7/1/2043	137,739	132,486
Freddie Mac Gold Pool 4% 7/1/2043	70,028	67,259
Freddie Mac Gold Pool 4% 7/1/2043	37,265	35,759
Freddie Mac Gold Pool 4% 7/1/2043	42,896	41,172
Freddie Mac Gold Pool 4% 7/1/2044	842,733	812,717
Freddie Mac Gold Pool 4% 8/1/2040	1,765	1,702
Freddie Mac Gold Pool 4% 8/1/2043	79,272	76,121
Freddie Mac Gold Pool 4% 8/1/2043	37,831	36,467
Freddie Mac Gold Pool 4% 8/1/2043	54,607	52,570
Freddie Mac Gold Pool 4% 8/1/2043	9,922	9,522
Freddie Mac Gold Pool 4% 8/1/2044	18,074	17,388
Freddie Mac Gold Pool 4% 8/1/2044	17,361	16,654
Freddie Mac Gold Pool 4% 9/1/2040	56,221	54,251
Freddie Mac Gold Pool 4% 9/1/2041	103,116	99,433
Freddie Mac Gold Pool 4% 9/1/2041	36,638	35,315
Freddie Mac Gold Pool 4% 9/1/2041	21,272	20,548
Freddie Mac Gold Pool 4% 9/1/2041	33,140	31,915
Freddie Mac Gold Pool 4% 9/1/2042	88,908	85,848
Freddie Mac Gold Pool 4% 9/1/2042	1,967,962	1,894,718
Freddie Mac Gold Pool 4% 9/1/2043	85,066	81,663
Freddie Mac Gold Pool 4% 9/1/2043	103,497	99,456
Freddie Mac Gold Pool 4% 9/1/2043	88,602	85,107
Freddie Mac Gold Pool 4% 9/1/2043	46,034	44,235
Freddie Mac Gold Pool 4% 9/1/2043	84,120	80,719
Freddie Mac Gold Pool 4% 9/1/2043	121,255	116,542
Freddie Mac Gold Pool 4% 9/1/2043	13,927	13,412
Freddie Mac Gold Pool 4% 9/1/2043	31,227	29,951
Freddie Mac Gold Pool 4% 9/1/2043	2,410,189	2,327,303
Freddie Mac Gold Pool 4% 9/1/2051	1,958,537	1,832,952
Freddie Mac Gold Pool 4.5% 1/1/2041	21,640	21,429
Freddie Mac Gold Pool 4.5% 1/1/2041	32,690	32,354
Freddie Mac Gold Pool 4.5% 1/1/2041	1,133,022	1,121,508
Freddie Mac Gold Pool 4.5% 1/1/2049	88,671	86,322
Freddie Mac Gold Pool 4.5% 10/1/2039	14,936	14,788
Freddie Mac Gold Pool 4.5% 10/1/2040	62,806	62,142
Freddie Mac Gold Pool 4.5% 10/1/2040	105,633	104,539
Freddie Mac Gold Pool 4.5% 10/1/2041	252,943	250,200
Freddie Mac Gold Pool 4.5% 10/1/2042	1,008,692	991,108
Freddie Mac Gold Pool 4.5% 10/1/2044	1,579,687	1,558,074
Freddie Mac Gold Pool 4.5% 10/1/2048	285,232	278,121
Freddie Mac Gold Pool 4.5% 10/1/2048	2,862,053	2,807,689
Freddie Mac Gold Pool 4.5% 11/1/2039	1,726	1,709
Freddie Mac Gold Pool 4.5% 11/1/2040	5,071	5,020
Freddie Mac Gold Pool 4.5% 12/1/2039	822	813
Freddie Mac Gold Pool 4.5% 12/1/2040	23,810	23,555
Freddie Mac Gold Pool 4.5% 12/1/2040	29,634	29,316
Freddie Mac Gold Pool 4.5% 12/1/2040	1,981	1,959
Freddie Mac Gold Pool 4.5% 12/1/2042	660,681	648,132
Freddie Mac Gold Pool 4.5% 12/1/2045	295,919	293,011
Freddie Mac Gold Pool 4.5% 12/1/2047	824,165	806,192
Freddie Mac Gold Pool 4.5% 12/1/2048	2,283,037	2,231,824
Freddie Mac Gold Pool 4.5% 12/1/2048	7,918	7,709
Freddie Mac Gold Pool 4.5% 2/1/2040	7,079	7,009
Freddie Mac Gold Pool 4.5% 2/1/2041	36,841	36,464
Freddie Mac Gold Pool 4.5% 2/1/2041	16,667	16,488
Freddie Mac Gold Pool 4.5% 2/1/2041	29,753	29,450
Freddie Mac Gold Pool 4.5% 2/1/2041	24,530	24,288
Freddie Mac Gold Pool 4.5% 2/1/2041	39,678	39,262
Freddie Mac Gold Pool 4.5% 2/1/2041	19,114	18,923
Freddie Mac Gold Pool 4.5% 2/1/2041	152,616	151,073
Freddie Mac Gold Pool 4.5% 2/1/2041	38,964	38,541
Freddie Mac Gold Pool 4.5% 2/1/2041	38,896	38,469
Freddie Mac Gold Pool 4.5% 2/1/2044	25,595	25,269
Freddie Mac Gold Pool 4.5% 2/1/2044	111,983	110,451
Freddie Mac Gold Pool 4.5% 3/1/2041	8,085	8,002
Freddie Mac Gold Pool 4.5% 3/1/2041	164,398	162,711
Freddie Mac Gold Pool 4.5% 3/1/2041	27,220	26,935
Freddie Mac Gold Pool 4.5% 3/1/2041	37,832	37,444
Freddie Mac Gold Pool 4.5% 3/1/2042	4,335	4,292
Freddie Mac Gold Pool 4.5% 3/1/2044	20,905	20,619
Freddie Mac Gold Pool 4.5% 3/1/2044	83,344	82,203
Freddie Mac Gold Pool 4.5% 3/1/2044	40,352	39,800
Freddie Mac Gold Pool 4.5% 4/1/2041	5,903	5,837
Freddie Mac Gold Pool 4.5% 4/1/2041	3,150	3,116
Freddie Mac Gold Pool 4.5% 4/1/2041	52,908	52,323
Freddie Mac Gold Pool 4.5% 4/1/2041	52,296	51,742
Freddie Mac Gold Pool 4.5% 4/1/2048	150,353	147,028
Freddie Mac Gold Pool 4.5% 4/1/2048	147,147	143,892
Freddie Mac Gold Pool 4.5% 4/1/2048	459,970	449,795
Freddie Mac Gold Pool 4.5% 5/1/2039	137,255	135,918
Freddie Mac Gold Pool 4.5% 5/1/2039	893,500	884,725
Freddie Mac Gold Pool 4.5% 5/1/2039	21,589	21,380
Freddie Mac Gold Pool 4.5% 5/1/2040	5,457	5,403
Freddie Mac Gold Pool 4.5% 5/1/2040	4,455	4,412
Freddie Mac Gold Pool 4.5% 5/1/2041	55,178	54,569
Freddie Mac Gold Pool 4.5% 5/1/2041	56,405	55,799
Freddie Mac Gold Pool 4.5% 5/1/2041	22,363	22,132
Freddie Mac Gold Pool 4.5% 5/1/2048	300,847	294,192
Freddie Mac Gold Pool 4.5% 6/1/2025	383	383
Freddie Mac Gold Pool 4.5% 6/1/2040	11,469	11,355
Freddie Mac Gold Pool 4.5% 6/1/2041	59,708	59,117
Freddie Mac Gold Pool 4.5% 6/1/2041	37,493	37,122
Freddie Mac Gold Pool 4.5% 6/1/2041	43,515	43,036
Freddie Mac Gold Pool 4.5% 6/1/2041	18,498	18,319
Freddie Mac Gold Pool 4.5% 6/1/2041	26,638	26,349
Freddie Mac Gold Pool 4.5% 6/1/2041	4,404	4,357
Freddie Mac Gold Pool 4.5% 6/1/2041	17,413	17,228
Freddie Mac Gold Pool 4.5% 6/1/2047	521,207	511,796
Freddie Mac Gold Pool 4.5% 7/1/2025	11,058	11,038
Freddie Mac Gold Pool 4.5% 7/1/2040	72,269	71,555
Freddie Mac Gold Pool 4.5% 7/1/2040	31,308	30,977
Freddie Mac Gold Pool 4.5% 7/1/2040	2,638	2,612
Freddie Mac Gold Pool 4.5% 7/1/2040	28,634	28,344
Freddie Mac Gold Pool 4.5% 7/1/2041	3,182	3,149
Freddie Mac Gold Pool 4.5% 7/1/2044	6,408	6,316
Freddie Mac Gold Pool 4.5% 7/1/2047	391,234	384,170
Freddie Mac Gold Pool 4.5% 7/1/2047	889,000	873,225
Freddie Mac Gold Pool 4.5% 7/1/2049	54,098	52,630
Freddie Mac Gold Pool 4.5% 8/1/2033	8,995	8,920
Freddie Mac Gold Pool 4.5% 8/1/2035	396	393
Freddie Mac Gold Pool 4.5% 8/1/2039	1,093	1,082
Freddie Mac Gold Pool 4.5% 8/1/2040	15,659	15,498
Freddie Mac Gold Pool 4.5% 8/1/2040	2,664	2,637
Freddie Mac Gold Pool 4.5% 8/1/2040	3,983	3,943
Freddie Mac Gold Pool 4.5% 8/1/2041	25,070	24,796
Freddie Mac Gold Pool 4.5% 8/1/2041	4,285	4,242
Freddie Mac Gold Pool 4.5% 8/1/2041	19,005	18,812
Freddie Mac Gold Pool 4.5% 8/1/2041	189,547	187,563
Freddie Mac Gold Pool 4.5% 9/1/2039	116,457	115,344
Freddie Mac Gold Pool 4.5% 9/1/2039	737	730
Freddie Mac Gold Pool 4.5% 9/1/2039	1,668	1,651
Freddie Mac Gold Pool 4.5% 9/1/2039	271,255	268,587
Freddie Mac Gold Pool 4.5% 9/1/2041	194,691	192,649
Freddie Mac Gold Pool 4.5% 9/1/2041	25,096	24,840
Freddie Mac Gold Pool 4.5% 9/1/2041	258,318	255,645
Freddie Mac Gold Pool 4.5% 9/1/2041	5,271	5,217
Freddie Mac Gold Pool 5% 1/1/2035	203,669	205,232
Freddie Mac Gold Pool 5% 1/1/2037	9,400	9,487
Freddie Mac Gold Pool 5% 1/1/2040	203,129	205,387
Freddie Mac Gold Pool 5% 1/1/2041	2,283	2,309
Freddie Mac Gold Pool 5% 1/1/2053	12,117,172	11,960,051
Freddie Mac Gold Pool 5% 10/1/2033	428	431
Freddie Mac Gold Pool 5% 10/1/2033	869	876
Freddie Mac Gold Pool 5% 10/1/2033	22,310	22,487
Freddie Mac Gold Pool 5% 10/1/2033	16,174	16,297
Freddie Mac Gold Pool 5% 10/1/2052	4,620,441	4,582,187
Freddie Mac Gold Pool 5% 10/1/2054	13,599,998	13,346,087
Freddie Mac Gold Pool 5% 11/1/2034	150	151
Freddie Mac Gold Pool 5% 11/1/2035	13,237	13,360
Freddie Mac Gold Pool 5% 11/1/2037	1,222	1,234
Freddie Mac Gold Pool 5% 11/1/2040	4,452	4,502
Freddie Mac Gold Pool 5% 11/1/2052	68,097	67,030
Freddie Mac Gold Pool 5% 11/1/2052	13,112,005	12,995,252
Freddie Mac Gold Pool 5% 11/1/2052	2,799,434	2,780,631
Freddie Mac Gold Pool 5% 11/1/2054	42,474,360	41,681,368
Freddie Mac Gold Pool 5% 12/1/2033	2,904	2,926
Freddie Mac Gold Pool 5% 12/1/2033	8,676	8,745
Freddie Mac Gold Pool 5% 12/1/2033	14,775	14,896
Freddie Mac Gold Pool 5% 12/1/2034	1,544	1,558
Freddie Mac Gold Pool 5% 12/1/2034	2,292	2,313
Freddie Mac Gold Pool 5% 12/1/2035	35,543	35,856
Freddie Mac Gold Pool 5% 12/1/2052	6,721,683	6,661,831
Freddie Mac Gold Pool 5% 12/1/2052	1,649,835	1,635,145
Freddie Mac Gold Pool 5% 12/1/2052	1,503,647	1,489,319
Freddie Mac Gold Pool 5% 12/1/2052	3,560,469	3,526,540
Freddie Mac Gold Pool 5% 2/1/2035	20,916	21,059
Freddie Mac Gold Pool 5% 2/1/2040	32,840	33,206
Freddie Mac Gold Pool 5% 2/1/2041	13,100	13,243
Freddie Mac Gold Pool 5% 2/1/2041	5,118	5,174
Freddie Mac Gold Pool 5% 3/1/2041	10,055	10,165
Freddie Mac Gold Pool 5% 3/1/2041	6,818	6,894
Freddie Mac Gold Pool 5% 3/1/2041	1,704	1,708
Freddie Mac Gold Pool 5% 4/1/2034	7,453	7,513
Freddie Mac Gold Pool 5% 4/1/2034	70	71
Freddie Mac Gold Pool 5% 4/1/2035	56,110	56,550
Freddie Mac Gold Pool 5% 4/1/2035	13,902	14,027
Freddie Mac Gold Pool 5% 4/1/2035	18,011	18,176
Freddie Mac Gold Pool 5% 4/1/2036	130,688	131,899
Freddie Mac Gold Pool 5% 4/1/2038	55,951	56,519
Freddie Mac Gold Pool 5% 4/1/2040	112,635	113,860
Freddie Mac Gold Pool 5% 4/1/2041	2,726	2,756
Freddie Mac Gold Pool 5% 5/1/2034	4,686	4,722
Freddie Mac Gold Pool 5% 5/1/2034	10,240	10,323
Freddie Mac Gold Pool 5% 5/1/2034	766	772
Freddie Mac Gold Pool 5% 5/1/2034	6,162	6,208
Freddie Mac Gold Pool 5% 5/1/2035	1,827	1,841
Freddie Mac Gold Pool 5% 5/1/2035	52,328	52,798
Freddie Mac Gold Pool 5% 5/1/2040	30,036	30,363
Freddie Mac Gold Pool 5% 5/1/2041	9,274	9,376
Freddie Mac Gold Pool 5% 6/1/2035	9,747	9,828
Freddie Mac Gold Pool 5% 6/1/2035	4,391	4,431
Freddie Mac Gold Pool 5% 6/1/2038	2,631	2,659
Freddie Mac Gold Pool 5% 6/1/2038	3,478	3,516
Freddie Mac Gold Pool 5% 6/1/2040	71,433	72,198
Freddie Mac Gold Pool 5% 6/1/2040	106,453	107,603
Freddie Mac Gold Pool 5% 6/1/2041	1,502,601	1,519,409
Freddie Mac Gold Pool 5% 6/1/2041	7,286	7,366
Freddie Mac Gold Pool 5% 6/1/2052	6,874,248	6,836,668
Freddie Mac Gold Pool 5% 6/1/2053	4,477,057	4,472,169
Freddie Mac Gold Pool 5% 7/1/2034	200	202
Freddie Mac Gold Pool 5% 7/1/2035	340,153	343,047
Freddie Mac Gold Pool 5% 7/1/2035	47,179	47,614
Freddie Mac Gold Pool 5% 7/1/2035	1,237	1,248
Freddie Mac Gold Pool 5% 7/1/2035	563	568
Freddie Mac Gold Pool 5% 7/1/2035	737	744
Freddie Mac Gold Pool 5% 7/1/2035	2,815	2,841
Freddie Mac Gold Pool 5% 7/1/2035	1,025	1,034
Freddie Mac Gold Pool 5% 7/1/2035	2,399	2,420
Freddie Mac Gold Pool 5% 7/1/2035	843	851
Freddie Mac Gold Pool 5% 7/1/2040	13,399	13,539
Freddie Mac Gold Pool 5% 7/1/2040	1,410	1,426
Freddie Mac Gold Pool 5% 7/1/2041	5,403	5,462
Freddie Mac Gold Pool 5% 7/1/2041	4,615	4,666
Freddie Mac Gold Pool 5% 7/1/2041	1,562	1,576
Freddie Mac Gold Pool 5% 7/1/2041	3,231	3,254
Freddie Mac Gold Pool 5% 7/1/2041	4,963	5,015
Freddie Mac Gold Pool 5% 7/1/2041	4,660	4,711
Freddie Mac Gold Pool 5% 7/1/2041	4,788	4,842
Freddie Mac Gold Pool 5% 8/1/2033	1,890	1,903
Freddie Mac Gold Pool 5% 8/1/2033	6,055	6,102
Freddie Mac Gold Pool 5% 8/1/2034	82,457	83,117
Freddie Mac Gold Pool 5% 8/1/2035	6,619	6,673
Freddie Mac Gold Pool 5% 8/1/2035	911	919
Freddie Mac Gold Pool 5% 8/1/2036	1,800	1,816
Freddie Mac Gold Pool 5% 8/1/2040	61,993	62,658
Freddie Mac Gold Pool 5% 8/1/2040	3,263	3,297
Freddie Mac Gold Pool 5% 9/1/2033	20,129	20,278
Freddie Mac Gold Pool 5% 9/1/2035	41,510	41,879
Freddie Mac Gold Pool 5% 9/1/2035	200	202
Freddie Mac Gold Pool 5% 9/1/2035	1,873	1,889
Freddie Mac Gold Pool 5.5% 10/1/2053	6,847,960	6,842,329
Freddie Mac Gold Pool 5.5% 11/1/2054	28,324,988	28,292,848
Freddie Mac Gold Pool 5.5% 2/1/2054	1,516,928	1,516,629
Freddie Mac Gold Pool 5.5% 3/1/2053 (u)(x)	20,335,920	20,611,529
Freddie Mac Gold Pool 5.5% 4/1/2054	17,946,048	17,925,685
Freddie Mac Gold Pool 5.5% 4/1/2054	1,953,046	1,953,393
Freddie Mac Gold Pool 5.5% 5/1/2053	8,347,744	8,408,706
Freddie Mac Gold Pool 5.5% 9/1/2052	13,495,493	13,610,917
Freddie Mac Gold Pool 5.5% 9/1/2054 (x)	19,752,360	19,729,947
Freddie Mac Gold Pool 6% 1/1/2029	282	288
Freddie Mac Gold Pool 6% 1/1/2029	1,016	1,034
Freddie Mac Gold Pool 6% 1/1/2029	100	102
Freddie Mac Gold Pool 6% 1/1/2032	4,628	4,765
Freddie Mac Gold Pool 6% 1/1/2032	3,012	3,099
Freddie Mac Gold Pool 6% 10/1/2032	2,585	2,668
Freddie Mac Gold Pool 6% 10/1/2054	10,272,965	10,578,181
Freddie Mac Gold Pool 6% 11/1/2029	245	250
Freddie Mac Gold Pool 6% 11/1/2031	3,480	3,583
Freddie Mac Gold Pool 6% 11/1/2053	3,319,722	3,379,969
Freddie Mac Gold Pool 6% 12/1/2032	1,396	1,439
Freddie Mac Gold Pool 6% 12/1/2037	16,860	17,648
Freddie Mac Gold Pool 6% 12/1/2037	64,419	67,472
Freddie Mac Gold Pool 6% 2/1/2029	162	166
Freddie Mac Gold Pool 6% 2/1/2029	19	18
Freddie Mac Gold Pool 6% 2/1/2029	173	176
Freddie Mac Gold Pool 6% 2/1/2029	171	173
Freddie Mac Gold Pool 6% 2/1/2029	107	109
Freddie Mac Gold Pool 6% 3/1/2029	225	230
Freddie Mac Gold Pool 6% 3/1/2029	90	92
Freddie Mac Gold Pool 6% 3/1/2029	617	629
Freddie Mac Gold Pool 6% 3/1/2029	110	113
Freddie Mac Gold Pool 6% 3/1/2053	6,126,807	6,291,607
Freddie Mac Gold Pool 6% 4/1/2029	121	123
Freddie Mac Gold Pool 6% 4/1/2029	28	27
Freddie Mac Gold Pool 6% 4/1/2031	2,431	2,496
Freddie Mac Gold Pool 6% 4/1/2033	8,880	9,156
Freddie Mac Gold Pool 6% 4/1/2054	28,327,747	29,098,562
Freddie Mac Gold Pool 6% 5/1/2029	109	111
Freddie Mac Gold Pool 6% 5/1/2029	568	577
Freddie Mac Gold Pool 6% 5/1/2029	117	118
Freddie Mac Gold Pool 6% 5/1/2033	64,641	66,374
Freddie Mac Gold Pool 6% 6/1/2029	1,241	1,261
Freddie Mac Gold Pool 6% 6/1/2029	103	105
Freddie Mac Gold Pool 6% 6/1/2029	227	231
Freddie Mac Gold Pool 6% 6/1/2031	803	826
Freddie Mac Gold Pool 6% 7/1/2028	52	53
Freddie Mac Gold Pool 6% 7/1/2029	392	399
Freddie Mac Gold Pool 6% 7/1/2029	140	143
Freddie Mac Gold Pool 6% 7/1/2029	411	418
Freddie Mac Gold Pool 6% 7/1/2029	58	59
Freddie Mac Gold Pool 6% 7/1/2029	124	126
Freddie Mac Gold Pool 6% 7/1/2029	74	75
Freddie Mac Gold Pool 6% 7/1/2029	181	184
Freddie Mac Gold Pool 6% 7/1/2029	207	211
Freddie Mac Gold Pool 6% 7/1/2032	6,206	6,381
Freddie Mac Gold Pool 6% 7/1/2033	9,121	9,423
Freddie Mac Gold Pool 6% 7/1/2037	4,825	5,052
Freddie Mac Gold Pool 6% 8/1/2037	89,363	93,361
Freddie Mac Gold Pool 6% 9/1/2033	46,967	48,508
Freddie Mac Gold Pool 6% 9/1/2054	3,641,446	3,728,015
Freddie Mac Gold Pool 6% 9/1/2054	11,398,026	11,754,477
Freddie Mac Gold Pool 6.5% 1/1/2032	30,331	31,462
Freddie Mac Gold Pool 6.5% 1/1/2054 (x)	15,928,654	16,540,609
Freddie Mac Gold Pool 6.5% 10/1/2032	18,208	18,922
Freddie Mac Gold Pool 6.5% 10/1/2053	4,184,319	4,332,325
Freddie Mac Gold Pool 6.5% 10/1/2053	4,026,601	4,180,353
Freddie Mac Gold Pool 6.5% 10/1/2053	17,528,933	18,070,902
Freddie Mac Gold Pool 6.5% 2/1/2037	1,898	1,990
Freddie Mac Gold Pool 6.5% 3/1/2032	37	38
Freddie Mac Gold Pool 6.5% 3/1/2036	94,003	97,475
Freddie Mac Gold Pool 6.5% 3/1/2037	1,642	1,735
Freddie Mac Gold Pool 6.5% 4/1/2032	1,924	1,995
Freddie Mac Gold Pool 6.5% 6/1/2054	3,621,938	3,791,081
Freddie Mac Gold Pool 6.5% 7/1/2032	483	501
Freddie Mac Gold Pool 6.5% 8/1/2032	7,387	7,660
Freddie Mac Gold Pool 6.5% 8/1/2032	4,471	4,643
Freddie Mac Gold Pool 6.5% 8/1/2032	4,962	5,154
Freddie Mac Gold Pool 6.5% 9/1/2039	192,571	203,554
Freddie Mac Gold Pool 6.5% 9/1/2053	4,163,775	4,311,054
Freddie Mac Gold Pool 6.5% 9/1/2053	4,344,635	4,521,392
Freddie Mac Gold Pool 6.5% 9/1/2054	4,185,643	4,382,747
Freddie Mac Gold Pool 7% 1/1/2036	9,384	9,850
Freddie Mac Gold Pool 7% 11/1/2026	470	476
Freddie Mac Gold Pool 7% 11/1/2034	14,975	15,723
Freddie Mac Gold Pool 7% 11/1/2034	15,432	16,288
Freddie Mac Gold Pool 7% 12/1/2026	2,167	2,191
Freddie Mac Gold Pool 7% 2/1/2027	279	281
Freddie Mac Gold Pool 7% 3/1/2026	1,382	1,389
Freddie Mac Gold Pool 7% 4/1/2032	6,465	6,747
Freddie Mac Gold Pool 7% 4/1/2032	2,584	2,720
Freddie Mac Gold Pool 7% 7/1/2026	413	415
Freddie Mac Gold Pool 7% 7/1/2029	26,424	27,363
Freddie Mac Gold Pool 7% 8/1/2026	3,455	3,486
Freddie Mac Gold Pool 7% 9/1/2026	3,923	3,962
Freddie Mac Gold Pool 7% 9/1/2035	38,804	40,819
Freddie Mac Gold Pool 7.5% 1/1/2027	119	121
Freddie Mac Gold Pool 7.5% 11/1/2030	19	19
Freddie Mac Gold Pool 7.5% 11/1/2030	213	225
Freddie Mac Gold Pool 7.5% 11/1/2031	266	283
Freddie Mac Gold Pool 7.5% 5/1/2031	279	292
Freddie Mac Gold Pool 8% 10/1/2030	117	118
Freddie Mac Gold Pool 8% 11/1/2031	737	765
Freddie Mac Gold Pool 8% 2/1/2030	89	92
Freddie Mac Gold Pool 8% 4/1/2032	102	105
Freddie Mac Gold Pool 8% 7/1/2025	9	8
Freddie Mac Gold Pool 8% 7/1/2030	661	686
Freddie Mac Gold Pool 8% 8/1/2030	24	23
Freddie Mac Gold Pool 8% 8/1/2030	1,573	1,624
Freddie Mac Gold Pool 8% 8/1/2030	53	55
Freddie Mac Gold Pool 8% 9/1/2030	45	47
Freddie Mac Gold Pool 8.5% 1/1/2028	16	16
Freddie Mac Gold Pool 8.5% 11/1/2026	6	5
Freddie Mac Gold Pool 8.5% 12/1/2027	26	26
Freddie Mac Gold Pool 8.5% 5/1/2027	21	20
Freddie Mac Gold Pool 8.5% 5/1/2027	37	37
Freddie Mac Gold Pool 8.5% 8/1/2026	79	81
Freddie Mac Gold Pool 8.5% 8/1/2027	927	948
Freddie Mac Gold Pool 8.5% 8/1/2027	70	71
Freddie Mac Gold Pool 8.5% 8/1/2027	274	281
Freddie Mac Gold Pool 8.5% 9/1/2026	40	41
Freddie Mac Multiclass Mortgage participation certificates 3% 10/1/2031	240,668	230,943
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.821% 6/1/2033 (b)(c)	25,310	25,530
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.246%, 7.12% 6/1/2033 (b)(c)	44,416	44,936
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.19% 3/1/2035 (b)(c)	75,444	76,557
Freddie Mac Non Gold Pool 4% 9/1/2040	9,264	8,949
Freddie Mac Non Gold Pool 4.5% 10/1/2040	12,023	11,903
Freddie Mac Non Gold Pool 5% 8/1/2053	7,280,650	7,168,042
Freddie Mac Non Gold Pool 5.5% 5/1/2053	5,627,469	5,680,876
Freddie Mac Non Gold Pool 5.5% 6/1/2053	2,859,569	2,884,027
Freddie Mac Non Gold Pool 5.5% 7/1/2053	12,555,397	12,662,781
Freddie Mac Non Gold Pool 5.5% 8/1/2053	5,692,534	5,741,221
Freddie Mac Non Gold Pool 5.5% 8/1/2053	5,776,394	5,831,213
Freddie Mac Non Gold Pool 5.5% 8/1/2053	13,422,542	13,549,926
Freddie Mac Non Gold Pool 6% 11/1/2054	8,011,774	8,222,268
Freddie Mac Non Gold Pool 6% 6/1/2053	5,314,014	5,448,647
Freddie Mac Non Gold Pool 6% 6/1/2053	4,509,258	4,616,457
Freddie Mac Non Gold Pool 6% 6/1/2053	5,394,887	5,511,339
Freddie Mac Non Gold Pool 6% 7/1/2053	4,593,795	4,703,004
Freddie Mac Non Gold Pool 6% 7/1/2053	5,183,630	5,314,960
Freddie Mac Non Gold Pool 6% 9/1/2053	6,321,828	6,436,557
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.325%, 5.575% 1/1/2036 (b)(c)	7,555	7,664
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.375%, 6.227% 3/1/2036 (b)(c)	30,833	31,331
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.5%, 6.127% 3/1/2036 (b)(c)	23,526	23,873
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 6.466% 12/1/2040 (b)(c)	259,146	265,757
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.294% 9/1/2041 (b)(c)	85,605	87,322
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.567% 7/1/2041 (b)(c)	54,647	55,722
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.864%, 7.239% 4/1/2036 (b)(c)	16,202	16,556
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.88%, 7.255% 4/1/2041 (b)(c)	2,191	2,236
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.88%, 7.601% 9/1/2041 (b)(c)	9,386	9,598
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.155% 5/1/2041 (b)(c)	17,560	17,979
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.485% 5/1/2041 (b)(c)	11,873	12,144
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.628% 6/1/2041 (b)(c)	16,944	17,322
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.785% 6/1/2041 (b)(c)	4,862	4,970
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.923%, 7.17% 10/1/2042 (b)(c)	60,244	61,798
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.022%, 6.936% 4/1/2038 (b)(c)	13,518	13,841
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.031%, 7.658% 3/1/2033 (b)(c)	258	262
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 2.045%, 7.905% 7/1/2036 (b)(c)	11,031	11,283
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.2%, 6.45% 12/1/2036 (b)(c)	19,438	19,985
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.125%, 6.424% 8/1/2037 (b)(c)	15,649	15,603
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.869%, 7.255% 10/1/2036 (b)(c)	27,773	28,103
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.996%, 7.162% 10/1/2035 (b)(c)	18,777	19,045
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 2.02%, 7.635% 6/1/2037 (b)(c)	9,077	9,194
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 3.049%, 8.549% 10/1/2035 (b)(c)	2,063	2,120
Ginnie Mae I Pool 2.5% 1/20/2052	7,654,561	6,481,558
Ginnie Mae I Pool 2.5% 12/20/2051	7,887,100	6,668,604
Ginnie Mae I Pool 2.5% 12/20/2051	11,865,630	10,043,605
Ginnie Mae I Pool 2.5% 12/20/2051	6,140,947	5,199,894
Ginnie Mae I Pool 2.5% 7/20/2052	233,670	200,125
Ginnie Mae I Pool 2.5% 8/20/2051	43,633,131	36,946,690
Ginnie Mae I Pool 2.5% 8/20/2051	6,659,618	5,639,082
Ginnie Mae I Pool 2.5% 8/20/2051	11,333,088	9,596,379
Ginnie Mae I Pool 2.5% 9/20/2051	19,436,657	16,458,139
Ginnie Mae I Pool 2.5% 9/20/2051	11,251,263	9,527,094
Ginnie Mae I Pool 3% 12/15/2042	369,155	331,091
Ginnie Mae I Pool 3% 3/15/2045	9,069	8,146
Ginnie Mae I Pool 3% 4/15/2043	39,692	35,833
Ginnie Mae I Pool 3% 4/15/2043	7,024	6,337
Ginnie Mae I Pool 3% 4/15/2043	7,748	7,000
Ginnie Mae I Pool 3% 4/15/2043	41,607	37,423
Ginnie Mae I Pool 3% 4/15/2043	6,741	6,147
Ginnie Mae I Pool 3% 4/15/2043	16,335	14,724
Ginnie Mae I Pool 3% 4/15/2043	101,628	91,409
Ginnie Mae I Pool 3% 4/15/2045	267,032	239,841
Ginnie Mae I Pool 3% 5/15/2043	33,949	30,895
Ginnie Mae I Pool 3% 5/15/2043	409,402	368,459
Ginnie Mae I Pool 3% 5/15/2043	40,244	35,934
Ginnie Mae I Pool 3% 5/15/2043	11,770	10,583
Ginnie Mae I Pool 3% 5/15/2043	32,409	29,213
Ginnie Mae I Pool 3% 5/15/2043	34,247	31,049
Ginnie Mae I Pool 3% 6/15/2042	30,899	28,013
Ginnie Mae I Pool 3% 6/15/2043	40,428	36,341
Ginnie Mae I Pool 3% 6/15/2043	13,919	12,535
Ginnie Mae I Pool 3% 6/20/2042	238,190	216,291
Ginnie Mae I Pool 3% 7/15/2043	76,976	69,582
Ginnie Mae I Pool 3% 7/15/2043	53,187	47,942
Ginnie Mae I Pool 3% 8/15/2042	20,955	18,930
Ginnie Mae I Pool 3% 8/15/2043	22,749	20,550
Ginnie Mae I Pool 3% 9/15/2042	46,220	41,741
Ginnie Mae I Pool 3.5% 1/15/2041	12,718	11,856
Ginnie Mae I Pool 3.5% 1/15/2042	1,747	1,624
Ginnie Mae I Pool 3.5% 1/15/2042	166,392	154,184
Ginnie Mae I Pool 3.5% 1/15/2042	125,192	116,154
Ginnie Mae I Pool 3.5% 1/15/2042	3,326	3,094
Ginnie Mae I Pool 3.5% 1/15/2043	5,970	5,540
Ginnie Mae I Pool 3.5% 1/15/2043	180,633	167,556
Ginnie Mae I Pool 3.5% 1/20/2043	1,067,503	993,204
Ginnie Mae I Pool 3.5% 10/20/2054	94,012,824	85,924,722
Ginnie Mae I Pool 3.5% 11/15/2040	22,354	20,838
Ginnie Mae I Pool 3.5% 11/15/2042	408,213	378,741
Ginnie Mae I Pool 3.5% 11/20/2042	27,215	25,339
Ginnie Mae I Pool 3.5% 12/15/2040	4,740	4,420
Ginnie Mae I Pool 3.5% 12/15/2041	138,829	128,778
Ginnie Mae I Pool 3.5% 12/15/2041	86,956	80,947
Ginnie Mae I Pool 3.5% 12/15/2041	159,211	147,812
Ginnie Mae I Pool 3.5% 12/15/2041	15,216	14,158
Ginnie Mae I Pool 3.5% 12/20/2049	52,776	48,186
Ginnie Mae I Pool 3.5% 12/20/2049	12,273	11,213
Ginnie Mae I Pool 3.5% 12/20/2049	40,994	37,685
Ginnie Mae I Pool 3.5% 12/20/2049	115,648	106,060
Ginnie Mae I Pool 3.5% 2/15/2042	135,781	125,898
Ginnie Mae I Pool 3.5% 2/15/2042	107,791	99,945
Ginnie Mae I Pool 3.5% 2/15/2043	802,336	745,711
Ginnie Mae I Pool 3.5% 2/15/2043	31,705	29,428
Ginnie Mae I Pool 3.5% 2/15/2044	114,363	105,515
Ginnie Mae I Pool 3.5% 2/20/2043	2,701,522	2,521,661
Ginnie Mae I Pool 3.5% 3/15/2042	1,002,659	931,895
Ginnie Mae I Pool 3.5% 3/15/2043	5,939	5,506
Ginnie Mae I Pool 3.5% 3/20/2043	497,876	464,556
Ginnie Mae I Pool 3.5% 3/20/2043	1,209,934	1,128,914
Ginnie Mae I Pool 3.5% 4/15/2043	764,044	710,439
Ginnie Mae I Pool 3.5% 4/15/2043	122,491	113,274
Ginnie Mae I Pool 3.5% 4/20/2043	199,518	186,011
Ginnie Mae I Pool 3.5% 4/20/2043	523,663	488,028
Ginnie Mae I Pool 3.5% 5/15/2042	30,805	28,637
Ginnie Mae I Pool 3.5% 5/15/2042	44,044	40,972
Ginnie Mae I Pool 3.5% 5/15/2043	25,741	23,968
Ginnie Mae I Pool 3.5% 5/15/2043	28,803	26,657
Ginnie Mae I Pool 3.5% 5/15/2043	9,843	9,136
Ginnie Mae I Pool 3.5% 5/15/2043	24,031	22,291
Ginnie Mae I Pool 3.5% 5/20/2046	37,360	34,609
Ginnie Mae I Pool 3.5% 5/20/2046	53,178	49,334
Ginnie Mae I Pool 3.5% 5/20/2046	53,045	49,211
Ginnie Mae I Pool 3.5% 5/20/2046	70,313	65,230
Ginnie Mae I Pool 3.5% 5/20/2046	56,765	52,662
Ginnie Mae I Pool 3.5% 5/20/2046	106,739	99,024
Ginnie Mae I Pool 3.5% 6/15/2042	5,870	5,444
Ginnie Mae I Pool 3.5% 6/15/2043	18,004	16,669
Ginnie Mae I Pool 3.5% 6/15/2043	42,817	39,718
Ginnie Mae I Pool 3.5% 6/15/2043	53,292	49,321
Ginnie Mae I Pool 3.5% 6/15/2043	23,298	21,750
Ginnie Mae I Pool 3.5% 6/15/2043	43,834	40,504
Ginnie Mae I Pool 3.5% 6/15/2043	4,746	4,390
Ginnie Mae I Pool 3.5% 6/20/2046	70,586	65,484
Ginnie Mae I Pool 3.5% 6/20/2046	281,843	261,471
Ginnie Mae I Pool 3.5% 6/20/2046	67,506	62,626
Ginnie Mae I Pool 3.5% 6/20/2046	24,507	22,751
Ginnie Mae I Pool 3.5% 6/20/2046	43,455	40,314
Ginnie Mae I Pool 3.5% 6/20/2046	73,646	68,322
Ginnie Mae I Pool 3.5% 6/20/2046	59,036	54,769
Ginnie Mae I Pool 3.5% 7/15/2042	118,031	109,557
Ginnie Mae I Pool 3.5% 7/15/2042	40,285	37,393
Ginnie Mae I Pool 3.5% 7/15/2042	10,390	9,638
Ginnie Mae I Pool 3.5% 7/15/2043	20,471	18,953
Ginnie Mae I Pool 3.5% 7/20/2043	265,509	246,905
Ginnie Mae I Pool 3.5% 7/20/2046	7,070,839	6,564,165
Ginnie Mae I Pool 3.5% 8/15/2042	9,850	9,133
Ginnie Mae I Pool 3.5% 8/15/2043	12,180	11,264
Ginnie Mae I Pool 3.5% 9/15/2041	2,676	2,494
Ginnie Mae I Pool 3.5% 9/15/2042	29,438	27,272
Ginnie Mae I Pool 3.5% 9/15/2042	3,026	2,806
Ginnie Mae I Pool 3.5% 9/15/2042	12,145	11,252
Ginnie Mae I Pool 3.5% 9/15/2042	13,193	12,320
Ginnie Mae I Pool 3.5% 9/15/2042	21,073	19,527
Ginnie Mae I Pool 3.5% 9/15/2043	10,384	9,616
Ginnie Mae I Pool 4% 1/15/2040	28,984	27,984
Ginnie Mae I Pool 4% 1/15/2040	29,706	28,637
Ginnie Mae I Pool 4% 1/15/2041	6,334	6,103
Ginnie Mae I Pool 4% 1/15/2041	154,907	149,207
Ginnie Mae I Pool 4% 1/15/2041	4,952	4,769
Ginnie Mae I Pool 4% 1/15/2042	18,596	17,905
Ginnie Mae I Pool 4% 1/15/2043	54,631	52,494
Ginnie Mae I Pool 4% 1/15/2047	80,004	76,020
Ginnie Mae I Pool 4% 1/15/2047	91,493	86,938
Ginnie Mae I Pool 4% 1/15/2047	27,961	26,569
Ginnie Mae I Pool 4% 1/15/2047	58,772	55,846
Ginnie Mae I Pool 4% 10/15/2039	34,952	33,750
Ginnie Mae I Pool 4% 10/15/2040	149,276	143,856
Ginnie Mae I Pool 4% 10/15/2040	156,446	150,806
Ginnie Mae I Pool 4% 10/15/2040	12,184	11,743
Ginnie Mae I Pool 4% 10/15/2040	16,528	15,931
Ginnie Mae I Pool 4% 10/15/2040	6,538	6,304
Ginnie Mae I Pool 4% 10/15/2040	4,556	4,393
Ginnie Mae I Pool 4% 10/15/2040	163,484	157,549
Ginnie Mae I Pool 4% 10/15/2041	68,133	65,550
Ginnie Mae I Pool 4% 10/15/2041	315,958	303,980
Ginnie Mae I Pool 4% 10/15/2041	158,132	152,271
Ginnie Mae I Pool 4% 10/15/2041	85,177	82,042
Ginnie Mae I Pool 4% 10/15/2041	37,971	36,598
Ginnie Mae I Pool 4% 10/15/2041	26,934	25,927
Ginnie Mae I Pool 4% 10/15/2041	19,849	19,113
Ginnie Mae I Pool 4% 10/15/2041	15,171	14,617
Ginnie Mae I Pool 4% 10/15/2041	10,324	9,937
Ginnie Mae I Pool 4% 10/15/2041	128,775	124,026
Ginnie Mae I Pool 4% 10/15/2041	7,447	7,179
Ginnie Mae I Pool 4% 10/15/2041	43,514	41,838
Ginnie Mae I Pool 4% 11/15/2039	30,354	29,325
Ginnie Mae I Pool 4% 11/15/2040	6,395	6,173
Ginnie Mae I Pool 4% 11/15/2040	40,233	38,756
Ginnie Mae I Pool 4% 11/15/2040	5,438	5,248
Ginnie Mae I Pool 4% 11/15/2041	338,988	326,387
Ginnie Mae I Pool 4% 11/15/2041	9,517	9,156
Ginnie Mae I Pool 4% 11/15/2041	46,708	44,909
Ginnie Mae I Pool 4% 11/15/2041	4,804	4,630
Ginnie Mae I Pool 4% 11/15/2042	15,601	14,997
Ginnie Mae I Pool 4% 12/15/2039	83,097	80,116
Ginnie Mae I Pool 4% 12/15/2039	18,913	18,237
Ginnie Mae I Pool 4% 12/15/2040	4,883	4,705
Ginnie Mae I Pool 4% 12/15/2040	6,588	6,341
Ginnie Mae I Pool 4% 12/15/2040	9,718	9,353
Ginnie Mae I Pool 4% 12/15/2041	187,236	180,256
Ginnie Mae I Pool 4% 12/15/2041	51,144	49,221
Ginnie Mae I Pool 4% 12/15/2041	28,280	27,214
Ginnie Mae I Pool 4% 12/15/2041	104,342	100,376
Ginnie Mae I Pool 4% 12/15/2041	6,519	6,284
Ginnie Mae I Pool 4% 12/15/2041	10,389	9,992
Ginnie Mae I Pool 4% 12/15/2041	5,061	4,871
Ginnie Mae I Pool 4% 12/15/2042	10,576	10,174
Ginnie Mae I Pool 4% 12/15/2046	15,118	14,365
Ginnie Mae I Pool 4% 2/15/2040	71,850	69,311
Ginnie Mae I Pool 4% 2/15/2040	125,882	121,312
Ginnie Mae I Pool 4% 2/15/2040	22,361	21,559
Ginnie Mae I Pool 4% 2/15/2040	79,509	76,615
Ginnie Mae I Pool 4% 2/15/2041	43,543	41,962
Ginnie Mae I Pool 4% 2/15/2041	21,210	20,410
Ginnie Mae I Pool 4% 2/15/2042	50,238	48,349
Ginnie Mae I Pool 4% 3/15/2040	632,501	609,699
Ginnie Mae I Pool 4% 3/15/2041	316,268	304,812
Ginnie Mae I Pool 4% 3/15/2041	14,717	14,158
Ginnie Mae I Pool 4% 3/15/2041	16,834	16,225
Ginnie Mae I Pool 4% 3/15/2042	17,417	16,758
Ginnie Mae I Pool 4% 3/15/2042	7,387	7,104
Ginnie Mae I Pool 4% 3/15/2042	23,722	22,803
Ginnie Mae I Pool 4% 3/15/2042	178,357	171,596
Ginnie Mae I Pool 4% 3/20/2047	1,944,346	1,848,121
Ginnie Mae I Pool 4% 4/15/2040	61,634	59,376
Ginnie Mae I Pool 4% 4/15/2040	21,939	21,166
Ginnie Mae I Pool 4% 4/15/2042	29,644	28,508
Ginnie Mae I Pool 4% 4/15/2043	9,281	8,952
Ginnie Mae I Pool 4% 4/15/2046	2,336,858	2,235,110
Ginnie Mae I Pool 4% 4/20/2047	1,953,341	1,856,060
Ginnie Mae I Pool 4% 4/20/2047	2,010,427	1,910,304
Ginnie Mae I Pool 4% 5/15/2040	42,351	40,796
Ginnie Mae I Pool 4% 5/15/2041	8,228	7,961
Ginnie Mae I Pool 4% 5/15/2042	15,583	15,030
Ginnie Mae I Pool 4% 5/15/2043	6,485	6,224
Ginnie Mae I Pool 4% 5/15/2043	11,007	10,564
Ginnie Mae I Pool 4% 5/20/2049	1,201,070	1,133,373
Ginnie Mae I Pool 4% 6/15/2041	25,405	24,463
Ginnie Mae I Pool 4% 6/15/2041	17,057	16,481
Ginnie Mae I Pool 4% 6/15/2041	13,278	12,772
Ginnie Mae I Pool 4% 6/15/2042	2,089	2,008
Ginnie Mae I Pool 4% 6/15/2042	35,091	33,712
Ginnie Mae I Pool 4% 6/15/2043	6,771	6,511
Ginnie Mae I Pool 4% 6/15/2043	10,313	9,906
Ginnie Mae I Pool 4% 7/15/2039	32,815	31,646
Ginnie Mae I Pool 4% 7/15/2041	17,869	17,234
Ginnie Mae I Pool 4% 7/15/2041	8,285	7,968
Ginnie Mae I Pool 4% 7/15/2041	3,078	2,963
Ginnie Mae I Pool 4% 7/15/2041	26,446	25,430
Ginnie Mae I Pool 4% 7/15/2041	4,967	4,779
Ginnie Mae I Pool 4% 7/15/2041	14,606	14,065
Ginnie Mae I Pool 4% 7/15/2041	5,027	4,966
Ginnie Mae I Pool 4% 7/15/2046	43,185	41,116
Ginnie Mae I Pool 4% 7/15/2046	66,853	63,649
Ginnie Mae I Pool 4% 8/15/2039	9,986	9,624
Ginnie Mae I Pool 4% 8/15/2039	15,838	15,277
Ginnie Mae I Pool 4% 8/15/2040	7,140	6,884
Ginnie Mae I Pool 4% 8/15/2041	22,254	21,433
Ginnie Mae I Pool 4% 8/15/2041	6,239	6,022
Ginnie Mae I Pool 4% 8/15/2041	16,709	16,104
Ginnie Mae I Pool 4% 8/15/2042	67,871	65,204
Ginnie Mae I Pool 4% 8/15/2042	9,087	8,752
Ginnie Mae I Pool 4% 8/15/2042	3,968	3,825
Ginnie Mae I Pool 4% 8/15/2043	4,032	3,868
Ginnie Mae I Pool 4% 8/15/2043	7,581	7,287
Ginnie Mae I Pool 4% 8/15/2043	13,825	13,262
Ginnie Mae I Pool 4% 9/15/2039	21,182	20,467
Ginnie Mae I Pool 4% 9/15/2040	9,981	9,623
Ginnie Mae I Pool 4% 9/15/2041	164,873	158,709
Ginnie Mae I Pool 4% 9/15/2041	20,432	19,679
Ginnie Mae I Pool 4% 9/15/2041	20,485	19,745
Ginnie Mae I Pool 4% 9/15/2041	2,460	2,379
Ginnie Mae I Pool 4% 9/15/2041	4,532	4,362
Ginnie Mae I Pool 4% 9/15/2041	8,867	8,524
Ginnie Mae I Pool 4.5% 1/15/2041	1,127	1,109
Ginnie Mae I Pool 4.5% 10/15/2039	2,992	2,946
Ginnie Mae I Pool 4.5% 10/15/2039	5,637	5,548
Ginnie Mae I Pool 4.5% 10/15/2039	12,794	12,597
Ginnie Mae I Pool 4.5% 10/15/2039	5,396	5,314
Ginnie Mae I Pool 4.5% 10/15/2039	16,752	16,489
Ginnie Mae I Pool 4.5% 11/15/2039	5,723	5,635
Ginnie Mae I Pool 4.5% 11/15/2039	1,457	1,434
Ginnie Mae I Pool 4.5% 11/15/2039	11,358	11,180
Ginnie Mae I Pool 4.5% 11/15/2039	25,840	25,434
Ginnie Mae I Pool 4.5% 11/15/2039	30,770	30,285
Ginnie Mae I Pool 4.5% 11/15/2039	6,161	6,066
Ginnie Mae I Pool 4.5% 11/15/2039	27,659	27,222
Ginnie Mae I Pool 4.5% 11/15/2039	14,073	13,852
Ginnie Mae I Pool 4.5% 11/15/2039	25,615	25,231
Ginnie Mae I Pool 4.5% 11/15/2039	2,404	2,366
Ginnie Mae I Pool 4.5% 11/15/2039	92,696	91,240
Ginnie Mae I Pool 4.5% 11/15/2039	38,074	37,489
Ginnie Mae I Pool 4.5% 12/15/2039	34,508	33,990
Ginnie Mae I Pool 4.5% 2/15/2040	2,046	2,014
Ginnie Mae I Pool 4.5% 2/15/2040	29,527	29,077
Ginnie Mae I Pool 4.5% 2/15/2040	28,779	28,326
Ginnie Mae I Pool 4.5% 2/15/2040	22,461	22,107
Ginnie Mae I Pool 4.5% 2/15/2040	15,580	15,344
Ginnie Mae I Pool 4.5% 2/15/2040	54,049	53,200
Ginnie Mae I Pool 4.5% 2/15/2040	79,427	78,184
Ginnie Mae I Pool 4.5% 2/15/2040	55,885	55,034
Ginnie Mae I Pool 4.5% 2/15/2040	4,576	4,504
Ginnie Mae I Pool 4.5% 2/15/2040	73,155	71,930
Ginnie Mae I Pool 4.5% 2/15/2041	17,505	17,213
Ginnie Mae I Pool 4.5% 3/15/2040	188,651	185,708
Ginnie Mae I Pool 4.5% 3/15/2040	13,199	12,993
Ginnie Mae I Pool 4.5% 3/15/2040	10,086	9,928
Ginnie Mae I Pool 4.5% 3/15/2040	20,976	20,643
Ginnie Mae I Pool 4.5% 3/15/2041	1,384	1,361
Ginnie Mae I Pool 4.5% 3/15/2041	10,435	10,270
Ginnie Mae I Pool 4.5% 3/15/2041	448,261	440,747
Ginnie Mae I Pool 4.5% 3/15/2041	5,154	5,069
Ginnie Mae I Pool 4.5% 4/15/2040	39,929	39,299
Ginnie Mae I Pool 4.5% 4/15/2040	30,527	30,049
Ginnie Mae I Pool 4.5% 4/15/2040	7,097	6,977
Ginnie Mae I Pool 4.5% 4/15/2040	18,456	18,173
Ginnie Mae I Pool 4.5% 4/15/2040	6,936	6,820
Ginnie Mae I Pool 4.5% 4/15/2040	79,301	78,076
Ginnie Mae I Pool 4.5% 4/20/2053	9,589,437	9,264,225
Ginnie Mae I Pool 4.5% 5/15/2039	15,910	15,667
Ginnie Mae I Pool 4.5% 5/15/2040	9,461	9,303
Ginnie Mae I Pool 4.5% 5/15/2040	101,785	100,189
Ginnie Mae I Pool 4.5% 6/15/2039	52,489	51,702
Ginnie Mae I Pool 4.5% 6/15/2039	7,430	7,316
Ginnie Mae I Pool 4.5% 6/15/2039	50,100	49,329
Ginnie Mae I Pool 4.5% 6/15/2039	9,176	9,035
Ginnie Mae I Pool 4.5% 6/15/2039	6,647	6,545
Ginnie Mae I Pool 4.5% 6/15/2040	108,348	106,643
Ginnie Mae I Pool 4.5% 6/15/2040	52,402	51,585
Ginnie Mae I Pool 4.5% 6/15/2040	211,098	207,793
Ginnie Mae I Pool 4.5% 6/15/2040	45,174	44,460
Ginnie Mae I Pool 4.5% 6/15/2040	6,488	6,386
Ginnie Mae I Pool 4.5% 6/15/2040	43,500	42,816
Ginnie Mae I Pool 4.5% 6/15/2040	361,601	355,889
Ginnie Mae I Pool 4.5% 6/15/2040	53,084	52,254
Ginnie Mae I Pool 4.5% 6/15/2040	4,173	4,105
Ginnie Mae I Pool 4.5% 7/15/2039	49,165	48,419
Ginnie Mae I Pool 4.5% 7/15/2039	2,726	2,684
Ginnie Mae I Pool 4.5% 7/15/2040	169,757	167,089
Ginnie Mae I Pool 4.5% 7/15/2040	106,308	104,653
Ginnie Mae I Pool 4.5% 7/15/2040	73,158	71,998
Ginnie Mae I Pool 4.5% 7/15/2040	136,868	134,721
Ginnie Mae I Pool 4.5% 7/15/2040	83,962	82,643
Ginnie Mae I Pool 4.5% 7/15/2040	2,940	2,894
Ginnie Mae I Pool 4.5% 7/15/2040	11,329	11,150
Ginnie Mae I Pool 4.5% 7/15/2040	6,674	6,565
Ginnie Mae I Pool 4.5% 7/15/2040	75,409	74,227
Ginnie Mae I Pool 4.5% 8/15/2039	42,529	41,880
Ginnie Mae I Pool 4.5% 8/15/2039	223,845	220,421
Ginnie Mae I Pool 4.5% 8/15/2039	286,045	281,643
Ginnie Mae I Pool 4.5% 8/15/2039	7,599	7,482
Ginnie Mae I Pool 4.5% 8/15/2039	91,026	89,611
Ginnie Mae I Pool 4.5% 8/15/2039	450,808	443,870
Ginnie Mae I Pool 4.5% 8/15/2040	25,629	25,225
Ginnie Mae I Pool 4.5% 8/15/2040	2,204	2,170
Ginnie Mae I Pool 4.5% 8/15/2040	8,507	8,367
Ginnie Mae I Pool 4.5% 8/15/2040	19,113	18,786
Ginnie Mae I Pool 4.5% 8/15/2040	3,413	3,360
Ginnie Mae I Pool 4.5% 8/15/2040	4,418	4,345
Ginnie Mae I Pool 4.5% 8/15/2041	9,521	9,373
Ginnie Mae I Pool 4.5% 9/15/2039	81,551	80,291
Ginnie Mae I Pool 4.5% 9/15/2039	14,782	14,552
Ginnie Mae I Pool 4.5% 9/15/2039	17,834	17,561
Ginnie Mae I Pool 4.5% 9/15/2039	40,314	39,693
Ginnie Mae I Pool 4.5% 9/15/2040	7,664	7,539
Ginnie Mae I Pool 4.5% 9/15/2040	13,135	12,929
Ginnie Mae I Pool 5% 1/15/2034	3,048	3,050
Ginnie Mae I Pool 5% 1/15/2039	37,168	37,212
Ginnie Mae I Pool 5% 1/15/2040	3,182	3,189
Ginnie Mae I Pool 5% 10/15/2033	1,802	1,803
Ginnie Mae I Pool 5% 10/15/2034	2,759	2,761
Ginnie Mae I Pool 5% 10/15/2034	4,185	4,187
Ginnie Mae I Pool 5% 10/15/2039	6,324	6,340
Ginnie Mae I Pool 5% 10/15/2039	31,962	32,043
Ginnie Mae I Pool 5% 10/15/2039	10,775	10,803
Ginnie Mae I Pool 5% 10/15/2039	23,462	23,526
Ginnie Mae I Pool 5% 10/15/2039	18,417	18,462
Ginnie Mae I Pool 5% 11/15/2033	2,695	2,697
Ginnie Mae I Pool 5% 11/15/2033	7,807	7,805
Ginnie Mae I Pool 5% 11/15/2033	1,050	1,051
Ginnie Mae I Pool 5% 11/15/2033	7,620	7,626
Ginnie Mae I Pool 5% 11/15/2033	4,235	4,238
Ginnie Mae I Pool 5% 11/15/2035	8,474	8,481
Ginnie Mae I Pool 5% 11/15/2039	27,896	27,975
Ginnie Mae I Pool 5% 11/15/2039	19,927	19,974
Ginnie Mae I Pool 5% 11/15/2039	12,147	12,181
Ginnie Mae I Pool 5% 11/15/2039	11,058	11,089
Ginnie Mae I Pool 5% 11/15/2039	2,391	2,396
Ginnie Mae I Pool 5% 11/15/2039	3,044	3,052
Ginnie Mae I Pool 5% 11/15/2040	11,504	11,535
Ginnie Mae I Pool 5% 11/15/2040	3,008	3,018
Ginnie Mae I Pool 5% 12/15/2032	368	368
Ginnie Mae I Pool 5% 12/15/2033	2,699	2,700
Ginnie Mae I Pool 5% 12/15/2037	8,508	8,529
Ginnie Mae I Pool 5% 12/15/2039	12,026	12,063
Ginnie Mae I Pool 5% 12/15/2039	14,236	14,274
Ginnie Mae I Pool 5% 12/15/2039	27,557	27,635
Ginnie Mae I Pool 5% 2/15/2034	5,525	5,530
Ginnie Mae I Pool 5% 2/15/2039	66,762	66,931
Ginnie Mae I Pool 5% 2/15/2040	4,202	4,214
Ginnie Mae I Pool 5% 3/15/2035	11,097	11,113
Ginnie Mae I Pool 5% 3/15/2036	6,780	6,790
Ginnie Mae I Pool 5% 3/15/2036	24,281	24,313
Ginnie Mae I Pool 5% 3/15/2036	16,727	16,722
Ginnie Mae I Pool 5% 3/15/2040	8,665	8,686
Ginnie Mae I Pool 5% 3/15/2041	3,278	3,287
Ginnie Mae I Pool 5% 3/15/2041	23,157	23,232
Ginnie Mae I Pool 5% 3/15/2041	15,561	15,604
Ginnie Mae I Pool 5% 4/15/2033	1,924	1,925
Ginnie Mae I Pool 5% 4/15/2033	2,506	2,507
Ginnie Mae I Pool 5% 4/15/2033	3,150	3,152
Ginnie Mae I Pool 5% 4/15/2035	15,849	15,864
Ginnie Mae I Pool 5% 4/15/2039	4,910	4,922
Ginnie Mae I Pool 5% 4/15/2040	213,940	214,524
Ginnie Mae I Pool 5% 4/15/2040	13,611	13,651
Ginnie Mae I Pool 5% 4/15/2040	4,162	4,174
Ginnie Mae I Pool 5% 4/15/2040	201,828	202,388
Ginnie Mae I Pool 5% 4/15/2040	2,209	2,216
Ginnie Mae I Pool 5% 4/15/2041	49,110	49,262
Ginnie Mae I Pool 5% 4/15/2041	3,757	3,769
Ginnie Mae I Pool 5% 4/15/2041	10,004	10,036
Ginnie Mae I Pool 5% 4/15/2041	2,580	2,587
Ginnie Mae I Pool 5% 4/20/2048	4,153,272	4,197,414
Ginnie Mae I Pool 5% 5/15/2033	29,533	29,543
Ginnie Mae I Pool 5% 5/15/2033	14,148	14,154
Ginnie Mae I Pool 5% 5/15/2033	3,812	3,813
Ginnie Mae I Pool 5% 5/15/2034	124,527	124,625
Ginnie Mae I Pool 5% 5/15/2036	1,215	1,215
Ginnie Mae I Pool 5% 5/15/2039	34,562	34,651
Ginnie Mae I Pool 5% 5/15/2039	48,398	48,519
Ginnie Mae I Pool 5% 5/15/2040	7,279	7,297
Ginnie Mae I Pool 5% 5/15/2040	11,990	12,024
Ginnie Mae I Pool 5% 5/15/2040	2,524	2,532
Ginnie Mae I Pool 5% 6/15/2033	1,824	1,825
Ginnie Mae I Pool 5% 6/15/2033	384	384
Ginnie Mae I Pool 5% 6/15/2033	1,855	1,856
Ginnie Mae I Pool 5% 6/15/2033	723	722
Ginnie Mae I Pool 5% 6/15/2034	2,274	2,277
Ginnie Mae I Pool 5% 6/15/2036	9,633	9,648
Ginnie Mae I Pool 5% 6/15/2039	4,772	4,784
Ginnie Mae I Pool 5% 6/15/2039	1,291	1,294
Ginnie Mae I Pool 5% 6/15/2040	635,482	637,248
Ginnie Mae I Pool 5% 6/15/2040	20,733	20,802
Ginnie Mae I Pool 5% 6/15/2040	17,413	17,463
Ginnie Mae I Pool 5% 6/15/2040	10,413	10,445
Ginnie Mae I Pool 5% 6/15/2040	2,223	2,230
Ginnie Mae I Pool 5% 6/15/2041	3,931	3,943
Ginnie Mae I Pool 5% 6/15/2041	3,861	3,871
Ginnie Mae I Pool 5% 6/15/2041	28,592	28,677
Ginnie Mae I Pool 5% 7/15/2034	3,761	3,763
Ginnie Mae I Pool 5% 7/15/2035	49,609	49,670
Ginnie Mae I Pool 5% 7/15/2039	28,241	28,312
Ginnie Mae I Pool 5% 7/15/2039	62,901	63,058
Ginnie Mae I Pool 5% 7/15/2039	2,131	2,136
Ginnie Mae I Pool 5% 7/15/2040	14,132	14,175
Ginnie Mae I Pool 5% 7/15/2040	34,845	34,942
Ginnie Mae I Pool 5% 7/15/2040	3,697	3,708
Ginnie Mae I Pool 5% 7/15/2040	17,292	17,338
Ginnie Mae I Pool 5% 7/15/2040	10,744	10,776
Ginnie Mae I Pool 5% 7/15/2040	24,763	24,834
Ginnie Mae I Pool 5% 7/15/2040	15,240	15,283
Ginnie Mae I Pool 5% 7/15/2040	2,034	2,040
Ginnie Mae I Pool 5% 8/15/2033	3,180	3,182
Ginnie Mae I Pool 5% 8/15/2033	7,573	7,578
Ginnie Mae I Pool 5% 8/15/2033	3,556	3,557
Ginnie Mae I Pool 5% 8/15/2033	30,010	30,018
Ginnie Mae I Pool 5% 8/15/2033	10,946	10,956
Ginnie Mae I Pool 5% 8/15/2033	21,195	21,208
Ginnie Mae I Pool 5% 8/15/2035	947	948
Ginnie Mae I Pool 5% 8/15/2039	6,636	6,655
Ginnie Mae I Pool 5% 8/15/2039	1,369	1,373
Ginnie Mae I Pool 5% 8/15/2039	4,267	4,278
Ginnie Mae I Pool 5% 8/15/2039	4,600	4,612
Ginnie Mae I Pool 5% 8/15/2039	9,453	9,478
Ginnie Mae I Pool 5% 8/15/2039	22,669	22,728
Ginnie Mae I Pool 5% 8/15/2039	28,115	28,187
Ginnie Mae I Pool 5% 8/15/2039	999	1,002
Ginnie Mae I Pool 5% 8/15/2040	45,436	45,573
Ginnie Mae I Pool 5% 8/15/2040	43,516	43,641
Ginnie Mae I Pool 5% 8/15/2040	49,996	50,143
Ginnie Mae I Pool 5% 8/15/2040	11,261	11,295
Ginnie Mae I Pool 5% 8/15/2041	1,552	1,557
Ginnie Mae I Pool 5% 9/15/2033	29,544	29,566
Ginnie Mae I Pool 5% 9/15/2035	2,349	2,353
Ginnie Mae I Pool 5% 9/15/2036	47,164	47,232
Ginnie Mae I Pool 5% 9/15/2036	10,906	10,916
Ginnie Mae I Pool 5% 9/15/2037	2,722	2,729
Ginnie Mae I Pool 5% 9/15/2039	6,770	6,788
Ginnie Mae I Pool 5% 9/15/2039	2,966	2,974
Ginnie Mae I Pool 5% 9/15/2039	32,428	32,514
Ginnie Mae I Pool 5% 9/15/2039	178,226	178,676
Ginnie Mae I Pool 5% 9/15/2039	9,759	9,787
Ginnie Mae I Pool 5% 9/15/2039	9,485	9,510
Ginnie Mae I Pool 5% 9/15/2039	12,667	12,701
Ginnie Mae I Pool 5% 9/15/2039	24,880	24,946
Ginnie Mae I Pool 5% 9/15/2039	9,129	9,153
Ginnie Mae I Pool 5% 9/15/2039	6,273	6,290
Ginnie Mae I Pool 5% 9/15/2039	2,447	2,453
Ginnie Mae I Pool 5% 9/15/2039	2,533	2,540
Ginnie Mae I Pool 5% 9/15/2039	2,422	2,429
Ginnie Mae I Pool 5% 9/15/2040	5,353	5,368
Ginnie Mae I Pool 5% 9/15/2040	26,661	26,736
Ginnie Mae I Pool 5% 9/15/2040	17,774	17,827
Ginnie Mae I Pool 5% 9/15/2040	8,022	8,049
Ginnie Mae I Pool 5% 9/15/2041	470,876	472,137
Ginnie Mae I Pool 5.5% 1/15/2034	371	375
Ginnie Mae I Pool 5.5% 10/15/2035	21,877	22,160
Ginnie Mae I Pool 5.5% 12/15/2038	880	893
Ginnie Mae I Pool 5.5% 3/15/2034	615	621
Ginnie Mae I Pool 5.5% 3/15/2034	1,422	1,438
Ginnie Mae I Pool 5.5% 3/15/2039	1,829	1,857
Ginnie Mae I Pool 5.5% 4/15/2034	475	480
Ginnie Mae I Pool 5.5% 4/15/2034	1,809	1,829
Ginnie Mae I Pool 5.5% 5/15/2034	5,915	5,986
Ginnie Mae I Pool 5.5% 5/15/2034	342	345
Ginnie Mae I Pool 5.5% 5/15/2034	1,764	1,784
Ginnie Mae I Pool 5.5% 5/15/2034	1,414	1,430
Ginnie Mae I Pool 5.5% 5/15/2034	751	761
Ginnie Mae I Pool 5.5% 5/15/2034	504	509
Ginnie Mae I Pool 5.5% 5/15/2039	15,900	16,150
Ginnie Mae I Pool 5.5% 6/15/2039	825	834
Ginnie Mae I Pool 5.5% 6/15/2039	2,257	2,291
Ginnie Mae I Pool 5.5% 7/15/2033	1,272	1,287
Ginnie Mae I Pool 5.5% 7/15/2038	565	574
Ginnie Mae I Pool 5.5% 7/15/2039	14,238	14,463
Ginnie Mae I Pool 5.5% 8/15/2033	4,468	4,519
Ginnie Mae I Pool 5.5% 9/15/2039	94,550	96,036
Ginnie Mae I Pool 5.5% 9/15/2039	104,561	106,217
Ginnie Mae I Pool 6% 10/15/2030	7,475	7,604
Ginnie Mae I Pool 6% 10/15/2039	3,900	4,040
Ginnie Mae I Pool 6% 11/15/2037	1,489	1,538
Ginnie Mae I Pool 6% 11/15/2039	11,126	11,535
Ginnie Mae I Pool 6% 11/15/2039	1,009	1,044
Ginnie Mae I Pool 6% 11/15/2039	2,573	2,660
Ginnie Mae I Pool 6% 11/15/2039	4,236	4,387
Ginnie Mae I Pool 6% 11/15/2039	1,668	1,725
Ginnie Mae I Pool 6% 11/15/2039	6,412	6,646
Ginnie Mae I Pool 6% 11/15/2039	2,188	2,250
Ginnie Mae I Pool 6% 12/15/2034	1,137	1,167
Ginnie Mae I Pool 6.5% 10/15/2034	1,700	1,750
Ginnie Mae I Pool 6.5% 10/15/2034	2,881	2,958
Ginnie Mae I Pool 6.5% 10/15/2034	14,902	15,339
Ginnie Mae I Pool 6.5% 10/15/2035	9,225	9,522
Ginnie Mae I Pool 6.5% 10/15/2036	3,936	4,059
Ginnie Mae I Pool 6.5% 11/15/2034	3,789	3,870
Ginnie Mae I Pool 6.5% 3/15/2035	687	703
Ginnie Mae I Pool 6.5% 6/15/2037	4,725	4,876
Ginnie Mae I Pool 6.5% 7/15/2035	1,101	1,134
Ginnie Mae I Pool 6.5% 8/15/2034	16,632	17,088
Ginnie Mae I Pool 6.5% 8/15/2034	396	405
Ginnie Mae I Pool 6.5% 8/15/2036	2,622	2,717
Ginnie Mae I Pool 6.5% 9/15/2034	6,379	6,556
Ginnie Mae I Pool 6.5% 9/15/2035	483	491
Ginnie Mae I Pool 7% 1/15/2026	10	11
Ginnie Mae I Pool 7% 1/15/2027	41	41
Ginnie Mae I Pool 7% 1/15/2028	232	235
Ginnie Mae I Pool 7% 1/15/2028	216	219
Ginnie Mae I Pool 7% 1/15/2028	152	153
Ginnie Mae I Pool 7% 1/15/2028	199	200
Ginnie Mae I Pool 7% 1/15/2028	17	17
Ginnie Mae I Pool 7% 1/15/2028	108	109
Ginnie Mae I Pool 7% 1/15/2028	324	326
Ginnie Mae I Pool 7% 1/15/2028	67	68
Ginnie Mae I Pool 7% 1/15/2028	677	681
Ginnie Mae I Pool 7% 1/15/2028	215	217
Ginnie Mae I Pool 7% 1/15/2029	138	140
Ginnie Mae I Pool 7% 1/15/2029	294	298
Ginnie Mae I Pool 7% 1/15/2029	514	522
Ginnie Mae I Pool 7% 1/15/2029	369	374
Ginnie Mae I Pool 7% 1/15/2029	203	206
Ginnie Mae I Pool 7% 1/15/2030	1,617	1,646
Ginnie Mae I Pool 7% 1/15/2030	163	166
Ginnie Mae I Pool 7% 1/15/2031	490	500
Ginnie Mae I Pool 7% 1/15/2031	1,510	1,546
Ginnie Mae I Pool 7% 1/15/2032	3,015	3,091
Ginnie Mae I Pool 7% 10/15/2025	37	37
Ginnie Mae I Pool 7% 10/15/2026	197	197
Ginnie Mae I Pool 7% 10/15/2028	1,516	1,537
Ginnie Mae I Pool 7% 10/15/2028	282	286
Ginnie Mae I Pool 7% 10/15/2029	573	584
Ginnie Mae I Pool 7% 10/15/2030	429	437
Ginnie Mae I Pool 7% 10/15/2031	684	693
Ginnie Mae I Pool 7% 10/15/2031	508	521
Ginnie Mae I Pool 7% 10/15/2031	56	57
Ginnie Mae I Pool 7% 10/15/2031	642	657
Ginnie Mae I Pool 7% 10/15/2031	2,551	2,618
Ginnie Mae I Pool 7% 11/15/2027	46	47
Ginnie Mae I Pool 7% 11/15/2028	229	233
Ginnie Mae I Pool 7% 11/15/2028	96	98
Ginnie Mae I Pool 7% 11/15/2029	1,354	1,381
Ginnie Mae I Pool 7% 11/15/2030	208	213
Ginnie Mae I Pool 7% 11/15/2031	1,605	1,635
Ginnie Mae I Pool 7% 11/15/2031	1,328	1,361
Ginnie Mae I Pool 7% 11/15/2031	1,459	1,497
Ginnie Mae I Pool 7% 11/15/2031	383	393
Ginnie Mae I Pool 7% 11/15/2031	433	444
Ginnie Mae I Pool 7% 11/15/2032	396	405
Ginnie Mae I Pool 7% 12/15/2025	29	29
Ginnie Mae I Pool 7% 12/15/2026	13	13
Ginnie Mae I Pool 7% 12/15/2027	52	52
Ginnie Mae I Pool 7% 12/15/2027	355	359
Ginnie Mae I Pool 7% 12/15/2027	223	226
Ginnie Mae I Pool 7% 12/15/2027	787	797
Ginnie Mae I Pool 7% 12/15/2027	130	131
Ginnie Mae I Pool 7% 12/15/2028	17	17
Ginnie Mae I Pool 7% 12/15/2028	526	535
Ginnie Mae I Pool 7% 12/15/2028	578	587
Ginnie Mae I Pool 7% 12/15/2028	280	283
Ginnie Mae I Pool 7% 12/15/2028	75	75
Ginnie Mae I Pool 7% 12/15/2028	107	108
Ginnie Mae I Pool 7% 12/15/2030	685	701
Ginnie Mae I Pool 7% 12/15/2031	1,382	1,418
Ginnie Mae I Pool 7% 12/15/2031	2,473	2,535
Ginnie Mae I Pool 7% 12/15/2031	113	116
Ginnie Mae I Pool 7% 2/15/2028	39	39
Ginnie Mae I Pool 7% 2/15/2028	230	232
Ginnie Mae I Pool 7% 2/15/2028	46	47
Ginnie Mae I Pool 7% 2/15/2028	327	330
Ginnie Mae I Pool 7% 2/15/2028	148	149
Ginnie Mae I Pool 7% 2/15/2028	243	246
Ginnie Mae I Pool 7% 2/15/2028	302	304
Ginnie Mae I Pool 7% 2/15/2028	16	16
Ginnie Mae I Pool 7% 2/15/2028	90	91
Ginnie Mae I Pool 7% 2/15/2028	666	675
Ginnie Mae I Pool 7% 2/15/2029	109	111
Ginnie Mae I Pool 7% 2/15/2029	176	177
Ginnie Mae I Pool 7% 2/15/2030	615	627
Ginnie Mae I Pool 7% 2/15/2032	3,760	3,862
Ginnie Mae I Pool 7% 2/15/2032	1,050	1,075
Ginnie Mae I Pool 7% 2/15/2032	3,531	3,582
Ginnie Mae I Pool 7% 2/15/2032	370	376
Ginnie Mae I Pool 7% 2/15/2032	421	430
Ginnie Mae I Pool 7% 2/15/2032	1,048	1,075
Ginnie Mae I Pool 7% 2/15/2032	53	53
Ginnie Mae I Pool 7% 2/15/2032	262	269
Ginnie Mae I Pool 7% 3/15/2026	13	13
Ginnie Mae I Pool 7% 3/15/2028	105	106
Ginnie Mae I Pool 7% 3/15/2028	354	358
Ginnie Mae I Pool 7% 3/15/2028	180	181
Ginnie Mae I Pool 7% 3/15/2028	346	348
Ginnie Mae I Pool 7% 3/15/2028	111	112
Ginnie Mae I Pool 7% 3/15/2028	1,020	1,034
Ginnie Mae I Pool 7% 3/15/2028	58	58
Ginnie Mae I Pool 7% 3/15/2028	608	615
Ginnie Mae I Pool 7% 3/15/2028	296	299
Ginnie Mae I Pool 7% 3/15/2029	318	324
Ginnie Mae I Pool 7% 3/15/2029	716	728
Ginnie Mae I Pool 7% 3/15/2029	84	84
Ginnie Mae I Pool 7% 3/15/2029	203	206
Ginnie Mae I Pool 7% 3/15/2029	61	62
Ginnie Mae I Pool 7% 3/15/2029	114	115
Ginnie Mae I Pool 7% 3/15/2031	176	181
Ginnie Mae I Pool 7% 3/15/2031	95	96
Ginnie Mae I Pool 7% 3/15/2031	246	252
Ginnie Mae I Pool 7% 3/15/2031	247	252
Ginnie Mae I Pool 7% 3/15/2032	862	884
Ginnie Mae I Pool 7% 3/15/2032	34	35
Ginnie Mae I Pool 7% 3/15/2032	122	125
Ginnie Mae I Pool 7% 3/15/2032	152	156
Ginnie Mae I Pool 7% 3/15/2032	184	188
Ginnie Mae I Pool 7% 3/15/2032	645	663
Ginnie Mae I Pool 7% 3/15/2032	378	387
Ginnie Mae I Pool 7% 3/15/2032	1,489	1,530
Ginnie Mae I Pool 7% 4/15/2028	519	526
Ginnie Mae I Pool 7% 4/15/2028	156	157
Ginnie Mae I Pool 7% 4/15/2028	27	27
Ginnie Mae I Pool 7% 4/15/2028	65	66
Ginnie Mae I Pool 7% 4/15/2028	253	257
Ginnie Mae I Pool 7% 4/15/2028	49	50
Ginnie Mae I Pool 7% 4/15/2028	196	199
Ginnie Mae I Pool 7% 4/15/2028	52	53
Ginnie Mae I Pool 7% 4/15/2028	397	401
Ginnie Mae I Pool 7% 4/15/2028	34	34
Ginnie Mae I Pool 7% 4/15/2028	18	18
Ginnie Mae I Pool 7% 4/15/2028	99	100
Ginnie Mae I Pool 7% 4/15/2028	120	122
Ginnie Mae I Pool 7% 4/15/2029	707	719
Ginnie Mae I Pool 7% 4/15/2029	77	78
Ginnie Mae I Pool 7% 4/15/2029	57	58
Ginnie Mae I Pool 7% 4/15/2030	346	353
Ginnie Mae I Pool 7% 4/15/2031	178	182
Ginnie Mae I Pool 7% 4/15/2031	730	747
Ginnie Mae I Pool 7% 4/15/2031	1,854	1,898
Ginnie Mae I Pool 7% 4/15/2031	160	164
Ginnie Mae I Pool 7% 4/15/2031	420	430
Ginnie Mae I Pool 7% 4/15/2032	509	523
Ginnie Mae I Pool 7% 4/15/2032	326	335
Ginnie Mae I Pool 7% 4/15/2032	2,287	2,350
Ginnie Mae I Pool 7% 4/15/2032	628	645
Ginnie Mae I Pool 7% 4/15/2032	1,222	1,253
Ginnie Mae I Pool 7% 4/15/2032	832	855
Ginnie Mae I Pool 7% 4/15/2032	324	332
Ginnie Mae I Pool 7% 4/15/2032	368	377
Ginnie Mae I Pool 7% 4/15/2032	802	821
Ginnie Mae I Pool 7% 4/15/2032	124	125
Ginnie Mae I Pool 7% 4/15/2032	351	360
Ginnie Mae I Pool 7% 4/15/2032	229	234
Ginnie Mae I Pool 7% 4/20/2032	34,077	35,196
Ginnie Mae I Pool 7% 5/15/2027	21	22
Ginnie Mae I Pool 7% 5/15/2028	78	79
Ginnie Mae I Pool 7% 5/15/2028	113	115
Ginnie Mae I Pool 7% 5/15/2028	23	23
Ginnie Mae I Pool 7% 5/15/2028	103	104
Ginnie Mae I Pool 7% 5/15/2028	99	101
Ginnie Mae I Pool 7% 5/15/2028	78	79
Ginnie Mae I Pool 7% 5/15/2028	515	520
Ginnie Mae I Pool 7% 5/15/2029	312	318
Ginnie Mae I Pool 7% 5/15/2030	436	443
Ginnie Mae I Pool 7% 5/15/2031	514	526
Ginnie Mae I Pool 7% 5/15/2031	971	994
Ginnie Mae I Pool 7% 5/15/2031	273	277
Ginnie Mae I Pool 7% 5/15/2032	317	325
Ginnie Mae I Pool 7% 5/15/2032	444	457
Ginnie Mae I Pool 7% 5/15/2032	281	289
Ginnie Mae I Pool 7% 5/15/2032	321	330
Ginnie Mae I Pool 7% 5/15/2032	373	381
Ginnie Mae I Pool 7% 5/15/2032	131	135
Ginnie Mae I Pool 7% 5/15/2032	525	533
Ginnie Mae I Pool 7% 5/15/2032	1,212	1,246
Ginnie Mae I Pool 7% 5/15/2032	403	412
Ginnie Mae I Pool 7% 5/15/2032	1,853	1,897
Ginnie Mae I Pool 7% 5/15/2032	1,188	1,216
Ginnie Mae I Pool 7% 5/15/2032	152	156
Ginnie Mae I Pool 7% 5/15/2032	329	337
Ginnie Mae I Pool 7% 6/15/2028	56	57
Ginnie Mae I Pool 7% 6/15/2028	277	280
Ginnie Mae I Pool 7% 6/15/2028	5	4
Ginnie Mae I Pool 7% 6/15/2028	557	565
Ginnie Mae I Pool 7% 6/15/2028	115	116
Ginnie Mae I Pool 7% 6/15/2028	86	87
Ginnie Mae I Pool 7% 6/15/2028	112	113
Ginnie Mae I Pool 7% 6/15/2028	44	45
Ginnie Mae I Pool 7% 6/15/2028	60	61
Ginnie Mae I Pool 7% 6/15/2028	588	595
Ginnie Mae I Pool 7% 6/15/2028	211	213
Ginnie Mae I Pool 7% 6/15/2028	188	191
Ginnie Mae I Pool 7% 6/15/2028	153	155
Ginnie Mae I Pool 7% 6/15/2028	356	361
Ginnie Mae I Pool 7% 6/15/2028	48	49
Ginnie Mae I Pool 7% 6/15/2029	601	612
Ginnie Mae I Pool 7% 6/15/2029	270	275
Ginnie Mae I Pool 7% 6/15/2029	107	109
Ginnie Mae I Pool 7% 6/15/2029	191	194
Ginnie Mae I Pool 7% 6/15/2030	653	659
Ginnie Mae I Pool 7% 6/15/2031	1,157	1,185
Ginnie Mae I Pool 7% 6/15/2031	988	1,013
Ginnie Mae I Pool 7% 6/15/2031	40	41
Ginnie Mae I Pool 7% 6/15/2031	297	298
Ginnie Mae I Pool 7% 6/15/2031	5,332	5,448
Ginnie Mae I Pool 7% 6/15/2032	324	331
Ginnie Mae I Pool 7% 6/15/2032	137	140
Ginnie Mae I Pool 7% 6/15/2032	231	237
Ginnie Mae I Pool 7% 6/15/2032	695	712
Ginnie Mae I Pool 7% 6/15/2032	1,440	1,477
Ginnie Mae I Pool 7% 6/15/2032	357	367
Ginnie Mae I Pool 7% 6/15/2032	280	287
Ginnie Mae I Pool 7% 6/15/2032	978	1,000
Ginnie Mae I Pool 7% 6/15/2032	1,611	1,650
Ginnie Mae I Pool 7% 7/15/2028	104	105
Ginnie Mae I Pool 7% 7/15/2028	322	326
Ginnie Mae I Pool 7% 7/15/2028	323	327
Ginnie Mae I Pool 7% 7/15/2028	170	172
Ginnie Mae I Pool 7% 7/15/2028	134	135
Ginnie Mae I Pool 7% 7/15/2028	51	51
Ginnie Mae I Pool 7% 7/15/2028	634	643
Ginnie Mae I Pool 7% 7/15/2028	155	156
Ginnie Mae I Pool 7% 7/15/2028	127	128
Ginnie Mae I Pool 7% 7/15/2028	102	103
Ginnie Mae I Pool 7% 7/15/2028	121	123
Ginnie Mae I Pool 7% 7/15/2028	655	663
Ginnie Mae I Pool 7% 7/15/2028	753	761
Ginnie Mae I Pool 7% 7/15/2029	552	559
Ginnie Mae I Pool 7% 7/15/2029	233	237
Ginnie Mae I Pool 7% 7/15/2029	482	490
Ginnie Mae I Pool 7% 7/15/2029	41	41
Ginnie Mae I Pool 7% 7/15/2031	886	907
Ginnie Mae I Pool 7% 7/15/2031	1,620	1,662
Ginnie Mae I Pool 7% 7/15/2031	1,059	1,084
Ginnie Mae I Pool 7% 7/15/2031	433	442
Ginnie Mae I Pool 7% 7/15/2031	14	14
Ginnie Mae I Pool 7% 7/15/2031	19	19
Ginnie Mae I Pool 7% 7/15/2032	84	86
Ginnie Mae I Pool 7% 7/15/2032	1,033	1,058
Ginnie Mae I Pool 7% 7/15/2032	953	976
Ginnie Mae I Pool 7% 7/15/2032	63	65
Ginnie Mae I Pool 7% 7/15/2032	582	598
Ginnie Mae I Pool 7% 7/15/2032	90	92
Ginnie Mae I Pool 7% 7/15/2032	495	507
Ginnie Mae I Pool 7% 7/15/2032	550	561
Ginnie Mae I Pool 7% 7/15/2032	801	824
Ginnie Mae I Pool 7% 8/15/2025	3	2
Ginnie Mae I Pool 7% 8/15/2025	20	20
Ginnie Mae I Pool 7% 8/15/2025	7	7
Ginnie Mae I Pool 7% 8/15/2025	25	25
Ginnie Mae I Pool 7% 8/15/2028	70	71
Ginnie Mae I Pool 7% 8/15/2029	473	479
Ginnie Mae I Pool 7% 8/15/2029	71	72
Ginnie Mae I Pool 7% 8/15/2029	7	7
Ginnie Mae I Pool 7% 8/15/2029	114	116
Ginnie Mae I Pool 7% 8/15/2031	232	238
Ginnie Mae I Pool 7% 8/15/2031	229	234
Ginnie Mae I Pool 7% 8/15/2031	2,163	2,218
Ginnie Mae I Pool 7% 8/15/2031	1,328	1,362
Ginnie Mae I Pool 7% 8/15/2031	392	402
Ginnie Mae I Pool 7% 8/15/2032	202	208
Ginnie Mae I Pool 7% 8/15/2032	242	248
Ginnie Mae I Pool 7% 8/15/2032	667	681
Ginnie Mae I Pool 7% 8/15/2032	661	680
Ginnie Mae I Pool 7% 8/15/2032	265	273
Ginnie Mae I Pool 7% 8/15/2032	137	138
Ginnie Mae I Pool 7% 8/15/2032	438	449
Ginnie Mae I Pool 7% 9/15/2025	13	13
Ginnie Mae I Pool 7% 9/15/2027	44	44
Ginnie Mae I Pool 7% 9/15/2028	626	634
Ginnie Mae I Pool 7% 9/15/2028	199	202
Ginnie Mae I Pool 7% 9/15/2028	44	44
Ginnie Mae I Pool 7% 9/15/2028	80	81
Ginnie Mae I Pool 7% 9/15/2028	70	70
Ginnie Mae I Pool 7% 9/15/2028	74	75
Ginnie Mae I Pool 7% 9/15/2029	129	132
Ginnie Mae I Pool 7% 9/15/2029	8	8
Ginnie Mae I Pool 7% 9/15/2030	79	79
Ginnie Mae I Pool 7% 9/15/2031	1,313	1,347
Ginnie Mae I Pool 7% 9/15/2031	976	1,001
Ginnie Mae I Pool 7% 9/15/2031	519	532
Ginnie Mae I Pool 7% 9/15/2031	399	409
Ginnie Mae I Pool 7% 9/15/2031	241	246
Ginnie Mae I Pool 7% 9/15/2031	1,582	1,622
Ginnie Mae I Pool 7% 9/15/2031	106	109
Ginnie Mae I Pool 7.5% 1/15/2026	89	90
Ginnie Mae I Pool 7.5% 1/15/2026	30	30
Ginnie Mae I Pool 7.5% 1/15/2028	404	411
Ginnie Mae I Pool 7.5% 1/15/2031	72	75
Ginnie Mae I Pool 7.5% 1/15/2031	226	234
Ginnie Mae I Pool 7.5% 10/15/2025	20	20
Ginnie Mae I Pool 7.5% 10/15/2025	6	6
Ginnie Mae I Pool 7.5% 10/15/2027	72	74
Ginnie Mae I Pool 7.5% 10/15/2027	86	87
Ginnie Mae I Pool 7.5% 10/15/2027	914	933
Ginnie Mae I Pool 7.5% 10/15/2027	76	77
Ginnie Mae I Pool 7.5% 10/15/2027	332	338
Ginnie Mae I Pool 7.5% 10/15/2027	69	70
Ginnie Mae I Pool 7.5% 10/15/2027	754	769
Ginnie Mae I Pool 7.5% 10/15/2027	204	207
Ginnie Mae I Pool 7.5% 10/15/2027	67	68
Ginnie Mae I Pool 7.5% 10/15/2027	884	901
Ginnie Mae I Pool 7.5% 10/15/2027	179	183
Ginnie Mae I Pool 7.5% 10/15/2027	1,040	1,055
Ginnie Mae I Pool 7.5% 11/15/2025	142	143
Ginnie Mae I Pool 7.5% 11/15/2025	140	141
Ginnie Mae I Pool 7.5% 11/15/2025	35	35
Ginnie Mae I Pool 7.5% 11/15/2025	16	16
Ginnie Mae I Pool 7.5% 11/15/2025	36	36
Ginnie Mae I Pool 7.5% 11/15/2025	13	14
Ginnie Mae I Pool 7.5% 11/15/2025	98	99
Ginnie Mae I Pool 7.5% 11/15/2025	413	414
Ginnie Mae I Pool 7.5% 11/15/2025	60	60
Ginnie Mae I Pool 7.5% 11/15/2025	13	13
Ginnie Mae I Pool 7.5% 11/15/2025	38	38
Ginnie Mae I Pool 7.5% 11/15/2025	37	37
Ginnie Mae I Pool 7.5% 11/15/2027	74	75
Ginnie Mae I Pool 7.5% 11/15/2027	69	70
Ginnie Mae I Pool 7.5% 12/15/2027	125	126
Ginnie Mae I Pool 7.5% 12/15/2027	23	24
Ginnie Mae I Pool 7.5% 12/15/2027	200	203
Ginnie Mae I Pool 7.5% 12/15/2027	95	97
Ginnie Mae I Pool 7.5% 12/15/2027	47	48
Ginnie Mae I Pool 7.5% 12/15/2027	361	369
Ginnie Mae I Pool 7.5% 12/15/2027	308	314
Ginnie Mae I Pool 7.5% 12/15/2027	245	250
Ginnie Mae I Pool 7.5% 12/15/2027	45	45
Ginnie Mae I Pool 7.5% 2/15/2027	94	95
Ginnie Mae I Pool 7.5% 3/15/2026	19	19
Ginnie Mae I Pool 7.5% 3/15/2026	40	40
Ginnie Mae I Pool 7.5% 3/15/2028	293	300
Ginnie Mae I Pool 7.5% 3/15/2031	806	839
Ginnie Mae I Pool 7.5% 4/15/2026	25	25
Ginnie Mae I Pool 7.5% 4/15/2027	128	130
Ginnie Mae I Pool 7.5% 4/15/2027	30	31
Ginnie Mae I Pool 7.5% 4/15/2027	109	110
Ginnie Mae I Pool 7.5% 4/15/2027	162	164
Ginnie Mae I Pool 7.5% 4/15/2027	28	29
Ginnie Mae I Pool 7.5% 4/15/2027	81	83
Ginnie Mae I Pool 7.5% 4/15/2027	101	102
Ginnie Mae I Pool 7.5% 4/15/2027	455	461
Ginnie Mae I Pool 7.5% 4/15/2028	4	3
Ginnie Mae I Pool 7.5% 5/15/2027	96	98
Ginnie Mae I Pool 7.5% 5/15/2027	7	7
Ginnie Mae I Pool 7.5% 5/15/2027	233	236
Ginnie Mae I Pool 7.5% 6/15/2027	211	214
Ginnie Mae I Pool 7.5% 6/15/2027	47	48
Ginnie Mae I Pool 7.5% 6/15/2027	37	37
Ginnie Mae I Pool 7.5% 6/15/2027	211	215
Ginnie Mae I Pool 7.5% 6/15/2027	60	61
Ginnie Mae I Pool 7.5% 6/15/2027	47	47
Ginnie Mae I Pool 7.5% 6/15/2027	84	86
Ginnie Mae I Pool 7.5% 6/15/2027	817	829
Ginnie Mae I Pool 7.5% 6/15/2029	71	72
Ginnie Mae I Pool 7.5% 6/15/2029	140	141
Ginnie Mae I Pool 7.5% 7/15/2027	815	829
Ginnie Mae I Pool 7.5% 7/15/2027	39	39
Ginnie Mae I Pool 7.5% 7/15/2027	100	102
Ginnie Mae I Pool 7.5% 7/15/2027	453	458
Ginnie Mae I Pool 7.5% 7/15/2027	288	293
Ginnie Mae I Pool 7.5% 7/15/2027	38	39
Ginnie Mae I Pool 7.5% 7/15/2027	393	399
Ginnie Mae I Pool 7.5% 7/15/2027	147	149
Ginnie Mae I Pool 7.5% 7/15/2027	66	67
Ginnie Mae I Pool 7.5% 7/15/2027	217	221
Ginnie Mae I Pool 7.5% 7/15/2028	1,374	1,408
Ginnie Mae I Pool 7.5% 7/15/2029	221	227
Ginnie Mae I Pool 7.5% 8/15/2025	2	1
Ginnie Mae I Pool 7.5% 8/15/2027	117	118
Ginnie Mae I Pool 7.5% 8/15/2027	84	85
Ginnie Mae I Pool 7.5% 8/15/2027	60	61
Ginnie Mae I Pool 7.5% 8/15/2027	447	455
Ginnie Mae I Pool 7.5% 8/15/2027	21	21
Ginnie Mae I Pool 7.5% 8/15/2027	65	66
Ginnie Mae I Pool 7.5% 8/15/2027	563	574
Ginnie Mae I Pool 7.5% 8/15/2027	46	47
Ginnie Mae I Pool 7.5% 8/15/2027	14	14
Ginnie Mae I Pool 7.5% 8/15/2027	199	203
Ginnie Mae I Pool 7.5% 8/15/2028	118	121
Ginnie Mae I Pool 7.5% 8/15/2028	687	705
Ginnie Mae I Pool 7.5% 8/15/2028	316	324
Ginnie Mae I Pool 7.5% 8/15/2028	54	55
Ginnie Mae I Pool 7.5% 8/15/2029	92	95
Ginnie Mae I Pool 7.5% 9/15/2025	5	4
Ginnie Mae I Pool 7.5% 9/15/2025	152	152
Ginnie Mae I Pool 7.5% 9/15/2025	22	22
Ginnie Mae I Pool 7.5% 9/15/2025	38	38
Ginnie Mae I Pool 7.5% 9/15/2025	1	0
Ginnie Mae I Pool 7.5% 9/15/2027	88	89
Ginnie Mae I Pool 7.5% 9/15/2027	47	48
Ginnie Mae I Pool 7.5% 9/15/2027	1,649	1,679
Ginnie Mae I Pool 7.5% 9/15/2027	88	89
Ginnie Mae I Pool 7.5% 9/15/2027	75	76
Ginnie Mae I Pool 7.5% 9/15/2028	554	564
Ginnie Mae I Pool 7.5% 9/15/2028	814	835
Ginnie Mae I Pool 7.5% 9/15/2031	1,872	1,938
Ginnie Mae I Pool 8% 1/15/2028	516	525
Ginnie Mae I Pool 8% 10/15/2029	219	224
Ginnie Mae I Pool 8% 11/15/2027	112	114
Ginnie Mae I Pool 8% 12/15/2027	741	753
Ginnie Mae I Pool 8% 12/15/2027	107	107
Ginnie Mae I Pool 8% 12/15/2027	177	179
Ginnie Mae I Pool 8% 12/15/2027	198	201
Ginnie Mae I Pool 8% 12/15/2027	531	540
Ginnie Mae I Pool 8% 12/15/2027	88	89
Ginnie Mae I Pool 8% 6/15/2025	13	13
Ginnie Mae I Pool 8% 6/15/2025	2	1
Ginnie Mae I Pool 8% 6/15/2025	3	2
Ginnie Mae I Pool 8% 6/15/2025	6	6
Ginnie Mae I Pool 8% 6/15/2025	4	3
Ginnie Mae I Pool 8% 7/15/2025	21	21
Ginnie Mae I Pool 8% 7/15/2027	188	191
Ginnie Mae I Pool 8% 8/15/2025	143	143
Ginnie Mae I Pool 8% 8/15/2025	44	44
Ginnie Mae I Pool 8% 8/15/2025	11	11
Ginnie Mae I Pool 8% 8/15/2027	61	62
Ginnie Mae I Pool 8% 8/15/2027	94	95
Ginnie Mae I Pool 8% 9/15/2025	8	8
Ginnie Mae I Pool 8% 9/15/2029	66	67
Ginnie Mae I Pool 8.5% 1/15/2031	2,093	2,165
Ginnie Mae I Pool 8.5% 11/15/2027	62	63
Ginnie Mae I Pool 8.5% 12/15/2029	131	135
Ginnie Mae I Pool 8.5% 7/15/2030	303	312
Ginnie Mae I Pool 8.5% 8/15/2029	176	181
Ginnie Mae II Pool 2% 1/1/2055 (g)	107,350,000	88,345,701
Ginnie Mae II Pool 2% 1/20/2051	38,939,913	32,074,931
Ginnie Mae II Pool 2% 10/20/2050	73,104,139	60,181,850
Ginnie Mae II Pool 2% 11/20/2050	25,438,314	20,941,697
Ginnie Mae II Pool 2% 12/1/2054 (g)	167,850,000	138,004,172
Ginnie Mae II Pool 2% 12/20/2050	39,866,516	32,813,260
Ginnie Mae II Pool 2% 2/20/2051	47,961,238	39,475,850
Ginnie Mae II Pool 2% 2/20/2052	202,671,781	166,656,397
Ginnie Mae II Pool 2% 4/20/2051	1,671,156	1,374,448
Ginnie Mae II Pool 2% 7/20/2051	154,262	126,970
Ginnie Mae II Pool 2.5% 12/1/2054 (g)	15,600,000	13,338,000
Ginnie Mae II Pool 2.5% 12/20/2051	28,313,546	24,222,456
Ginnie Mae II Pool 2.5% 2/20/2052	25,794,907	22,059,681
Ginnie Mae II Pool 2.5% 3/20/2052	2,631,108	2,250,111
Ginnie Mae II Pool 2.5% 4/20/2052	30,002,482	25,662,665
Ginnie Mae II Pool 2.5% 5/20/2052	107,997,545	92,375,852
Ginnie Mae II Pool 2.5% 6/20/2051	8,089,026	6,921,487
Ginnie Mae II Pool 2.5% 6/20/2052	3,338,084	2,855,235
Ginnie Mae II Pool 2.5% 7/20/2051	28,215,812	24,143,252
Ginnie Mae II Pool 2.5% 7/20/2054	387,429	331,115
Ginnie Mae II Pool 2.5% 9/20/2051	11,481,486	9,824,293
Ginnie Mae II Pool 3% 1/1/2055 (g)	233,775,000	207,374,859
Ginnie Mae II Pool 3% 1/20/2032	3,256,457	3,135,658
Ginnie Mae II Pool 3% 10/20/2031	1,055,260	1,016,749
Ginnie Mae II Pool 3% 10/20/2042	3,219	2,921
Ginnie Mae II Pool 3% 10/20/2043	679,265	614,403
Ginnie Mae II Pool 3% 11/20/2031	1,138,449	1,096,556
Ginnie Mae II Pool 3% 12/1/2054 (g)	441,400,000	391,328,688
Ginnie Mae II Pool 3% 12/20/2031	1,727,092	1,663,548
Ginnie Mae II Pool 3% 12/20/2042	3,403,558	3,086,849
Ginnie Mae II Pool 3% 12/20/2043	6,839	6,184
Ginnie Mae II Pool 3% 2/20/2031	140,603	135,877
Ginnie Mae II Pool 3% 2/20/2043	96,295	87,313
Ginnie Mae II Pool 3% 2/20/2044	25,330	22,906
Ginnie Mae II Pool 3% 3/20/2031	289,001	279,190
Ginnie Mae II Pool 3% 4/20/2031	1,082,390	1,045,289
Ginnie Mae II Pool 3% 5/20/2031	2,246,142	2,168,411
Ginnie Mae II Pool 3% 5/20/2042	21,630	19,659
Ginnie Mae II Pool 3% 7/20/2031	29,795	28,745
Ginnie Mae II Pool 3% 8/20/2031	346,005	333,700
Ginnie Mae II Pool 3% 8/20/2042	30,055	27,282
Ginnie Mae II Pool 3% 9/20/2031	138,912	133,929
Ginnie Mae II Pool 3% 9/20/2043	23,529	21,277
Ginnie Mae II Pool 3.5% 1/1/2055 (g)	169,925,000	155,415,002
Ginnie Mae II Pool 3.5% 1/20/2041	3,658	3,430
Ginnie Mae II Pool 3.5% 1/20/2042	10,287	9,625
Ginnie Mae II Pool 3.5% 1/20/2044	47,635	44,340
Ginnie Mae II Pool 3.5% 10/20/2040	18,099	16,966
Ginnie Mae II Pool 3.5% 10/20/2041	1,642	1,537
Ginnie Mae II Pool 3.5% 10/20/2043	44,483	41,436
Ginnie Mae II Pool 3.5% 11/20/2041	4,120	3,855
Ginnie Mae II Pool 3.5% 11/20/2054	44,206,791	40,403,597
Ginnie Mae II Pool 3.5% 12/1/2054 (g)	256,825,000	234,774,160
Ginnie Mae II Pool 3.5% 12/20/2040	1,454,004	1,363,628
Ginnie Mae II Pool 3.5% 12/20/2041	8,138,429	7,615,744
Ginnie Mae II Pool 3.5% 12/20/2043	45,615	42,467
Ginnie Mae II Pool 3.5% 12/20/2044	4,232	3,930
Ginnie Mae II Pool 3.5% 2/20/2040	2,882	2,702
Ginnie Mae II Pool 3.5% 2/20/2043	191,847	179,001
Ginnie Mae II Pool 3.5% 3/20/2041	14,788	13,863
Ginnie Mae II Pool 3.5% 3/20/2044	13,417	12,487
Ginnie Mae II Pool 3.5% 4/20/2043	272,324	254,047
Ginnie Mae II Pool 3.5% 4/20/2046	76,885	71,376
Ginnie Mae II Pool 3.5% 5/20/2043	3,450,926	3,204,398
Ginnie Mae II Pool 3.5% 5/20/2046	27,099	25,140
Ginnie Mae II Pool 3.5% 5/20/2046	104,762	97,190
Ginnie Mae II Pool 3.5% 6/20/2034	2,031	1,934
Ginnie Mae II Pool 3.5% 6/20/2043	114,354	106,638
Ginnie Mae II Pool 3.5% 8/20/2043	28,807	26,847
Ginnie Mae II Pool 3.5% 9/20/2040	141,323	132,443
Ginnie Mae II Pool 3.5% 9/20/2041	7,675	7,185
Ginnie Mae II Pool 3.5% 9/20/2043	1,225,789	1,142,104
Ginnie Mae II Pool 4% 1/20/2041	1,762,174	1,689,579
Ginnie Mae II Pool 4% 1/20/2042	131,823	126,235
Ginnie Mae II Pool 4% 1/20/2046	123,874	117,860
Ginnie Mae II Pool 4% 10/20/2040	633,283	607,287
Ginnie Mae II Pool 4% 10/20/2041	2,007,185	1,922,494
Ginnie Mae II Pool 4% 10/20/2044	583,967	557,104
Ginnie Mae II Pool 4% 10/20/2045	14,389	13,713
Ginnie Mae II Pool 4% 11/20/2040	1,668,374	1,599,763
Ginnie Mae II Pool 4% 11/20/2044	400,283	381,832
Ginnie Mae II Pool 4% 11/20/2045	2,674	2,544
Ginnie Mae II Pool 4% 12/20/2044	990,619	944,956
Ginnie Mae II Pool 4% 12/20/2045	157,922	150,254
Ginnie Mae II Pool 4% 2/20/2041	58,141	55,740
Ginnie Mae II Pool 4% 2/20/2046	95,738	91,090
Ginnie Mae II Pool 4% 3/20/2041	148,786	142,638
Ginnie Mae II Pool 4% 3/20/2046	106,244	101,086
Ginnie Mae II Pool 4% 3/20/2047	6,175,276	5,869,664
Ginnie Mae II Pool 4% 5/20/2033	3,298	3,204
Ginnie Mae II Pool 4% 6/20/2044	44,204	42,196
Ginnie Mae II Pool 4% 7/20/2044	387,079	369,381
Ginnie Mae II Pool 4% 7/20/2045	97,232	92,663
Ginnie Mae II Pool 4% 8/20/2041	16,534	15,839
Ginnie Mae II Pool 4% 8/20/2043	242,346	231,534
Ginnie Mae II Pool 4% 8/20/2044	5,799,926	5,534,778
Ginnie Mae II Pool 4% 8/20/2048	10,323,791	9,796,740
Ginnie Mae II Pool 4% 9/20/2040	737,348	707,055
Ginnie Mae II Pool 4% 9/20/2041	306,787	293,866
Ginnie Mae II Pool 4% 9/20/2042	17,712	16,945
Ginnie Mae II Pool 4% 9/20/2045	12,024	11,459
Ginnie Mae II Pool 4.5% 1/20/2041	165,062	163,032
Ginnie Mae II Pool 4.5% 10/20/2035	1,663	1,645
Ginnie Mae II Pool 4.5% 10/20/2040	34,766	34,340
Ginnie Mae II Pool 4.5% 11/20/2040	34,877	34,448
Ginnie Mae II Pool 4.5% 12/1/2054 (g)	72,850,000	70,300,250
Ginnie Mae II Pool 4.5% 2/20/2041	599,995	592,608
Ginnie Mae II Pool 4.5% 3/20/2036	11,970	11,838
Ginnie Mae II Pool 4.5% 3/20/2041	463,065	457,364
Ginnie Mae II Pool 4.5% 4/20/2041	116,858	115,418
Ginnie Mae II Pool 4.5% 5/20/2040	40,691	40,195
Ginnie Mae II Pool 4.5% 5/20/2041	509,496	503,208
Ginnie Mae II Pool 4.5% 6/20/2033	6,673	6,607
Ginnie Mae II Pool 4.5% 6/20/2041	1,004,026	991,605
Ginnie Mae II Pool 4.5% 7/20/2040	67,227	66,404
Ginnie Mae II Pool 4.5% 8/20/2040	7,826	7,730
Ginnie Mae II Pool 4.5% 9/20/2040	361,569	357,139
Ginnie Mae II Pool 5% 12/1/2054 (g)	121,550,000	119,840,703
Ginnie Mae II Pool 5% 9/20/2033	285,182	286,259
Ginnie Mae II Pool 5.5% 1/1/2055 (g)	109,600,000	109,664,215
Ginnie Mae II Pool 5.5% 12/1/2054 (g)	316,500,000	316,920,344
Ginnie Mae II Pool 6% 1/1/2055 (g)	398,400,000	402,259,500
Ginnie Mae II Pool 6% 11/20/2031	7,996	8,165
Ginnie Mae II Pool 6% 12/1/2054 (g)	639,550,000	646,245,321
Ginnie Mae II Pool 6% 5/20/2032	38,441	39,331
Ginnie Mae II Pool 6.5% 1/1/2055 (g)	41,800,000	42,480,884
Ginnie Mae II Pool 6.5% 1/20/2032	355	365
Ginnie Mae II Pool 6.5% 11/20/2031	1,413	1,451
Ginnie Mae II Pool 6.5% 12/1/2054 (g)	113,000,000	114,889,224
Ginnie Mae II Pool 6.5% 3/20/2031	1,770	1,813
Ginnie Mae II Pool 6.5% 4/20/2031	232	236
Ginnie Mae II Pool 6.5% 6/20/2031	213	217
Ginnie Mae II Pool 6.5% 7/20/2031	252	258
Ginnie Mae II Pool 6.5% 8/20/2031	267	273
Ginnie Mae II Pool 7% 2/20/2032	10,386	10,739
Ginnie Mae II Pool 7% 3/20/2032	5,133	5,309
Uniform Mortgage Backed Securities 2% 1/1/2055 (g)	649,900,000	521,671,675
Uniform Mortgage Backed Securities 2% 12/1/2039 (g)	15,625,000	14,010,009
Uniform Mortgage Backed Securities 2% 12/1/2054 (g)	1,133,025,000	908,367,443
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (g)	98,050,000	82,086,234
Uniform Mortgage Backed Securities 3% 1/1/2055 (g)	4,700,000	4,098,546
Uniform Mortgage Backed Securities 3% 12/1/2039 (g)	18,400,000	17,320,437
Uniform Mortgage Backed Securities 3% 12/1/2054 (g)	86,000,000	74,934,217
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (g)	136,600,000	123,783,082
Uniform Mortgage Backed Securities 4.5% 12/1/2054 (g)	104,750,000	100,609,107
Uniform Mortgage Backed Securities 5% 12/1/2039 (g)	62,200,000	62,331,205
Uniform Mortgage Backed Securities 6% 12/1/2054 (g)	162,375,000	164,328,566
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (g)	36,000,000	36,856,408
Uniform Mortgage Backed Securities 6.5% 12/1/2054 (g)	123,975,000	126,938,771
TOTAL UNITED STATES		10,272,602,203
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,443,829,001)		10,272,602,203

U.S. Treasury Obligations - 35.5%
	Yield (%) (z)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.02 to 1.03	207,334,000	131,689,486
US Treasury Bonds 1.125% 8/15/2040	4.51	5,000,000	3,147,852
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	208,680,000	142,497,464
US Treasury Bonds 1.875% 11/15/2051	1.97 to 2.15	400,075,000	238,325,926
US Treasury Bonds 2% 11/15/2041	2.08 to 2.10	199,600,000	141,287,171
US Treasury Bonds 2% 8/15/2051	1.95 to 2.14	668,247,000	412,068,244
US Treasury Bonds 2.25% 8/15/2046	4.92	750,000	513,456
US Treasury Bonds 2.875% 5/15/2052	3.14 to 4.54	165,277,000	124,106,241
US Treasury Bonds 3% 2/15/2047	1.14 to 1.19	76,205,000	59,764,366
US Treasury Bonds 3.25% 5/15/2042 (v)(x)	3.37 to 5.18	183,189,000	156,633,750
US Treasury Bonds 3.625% 2/15/2053	3.72 to 5.06	464,830,000	405,092,084
US Treasury Bonds 3.625% 5/15/2053	3.91 to 4.31	176,200,000	153,706,969
US Treasury Bonds 3.875% 5/15/2043	4.58	3,000,000	2,775,985
US Treasury Bonds 4% 11/15/2042	3.75 to 3.77	5,140,000	4,860,513
US Treasury Bonds 4.125% 8/15/2044 (s)	4.14 to 4.65	37,140,000	35,352,638
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	466,647,000	445,192,176
US Treasury Bonds 4.25% 2/15/2054	4.17 to 4.68	555,423,000	542,492,058
US Treasury Bonds 4.25% 8/15/2054 (s)	3.96 to 4.39	375,900,000	367,618,453
US Treasury Bonds 4.375% 8/15/2043	4.81 to 5.13	41,000,000	40,557,969
US Treasury Bonds 4.5% 11/15/2054	4.38	3,910,000	3,991,866
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	5,690,000	5,705,114
US Treasury Bonds 4.625% 5/15/2044	4.09 to 4.72	51,555,000	52,513,601
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.51	125,000,000	129,941,406
US Treasury Bonds 6.25% 5/15/2030	3.46 to 4.41	26,000,000	28,701,563
US Treasury Notes 2.625% 7/31/2029 (v)	4.11	11,000,000	10,315,938
US Treasury Notes 2.75% 5/31/2029	3.27	196,000,000	185,158,750
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	770,411,000	699,268,359
US Treasury Notes 2.875% 5/15/2032	2.96 to 3.39	263,111,000	241,661,286
US Treasury Notes 3.125% 8/31/2029	3.34 to 3.36	239,780,000	229,673,647
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.19	886,000,000	835,608,750
US Treasury Notes 3.5% 1/31/2030	3.59 to 3.79	176,400,000	171,445,640
US Treasury Notes 3.5% 2/15/2033	4.32	9,000,000	8,582,344
US Treasury Notes 3.5% 9/30/2029	3.90 to 3.91	876,200,000	853,542,011
US Treasury Notes 3.625% 3/31/2030	3.47	2,688,000	2,626,155
US Treasury Notes 3.625% 8/31/2029	3.44 to 3.48	447,000,000	438,094,920
US Treasury Notes 3.625% 9/30/2031 (v)	3.62 to 4.23	1,169,860,000	1,134,764,200
US Treasury Notes 3.75% 12/31/2028	4.03 to 4.06	8,560,000	8,442,634
US Treasury Notes 3.75% 12/31/2030	4.07	3,600,000	3,528,281
US Treasury Notes 3.75% 5/31/2030	3.74 to 4.50	21,267,000	20,886,520
US Treasury Notes 3.75% 8/31/2031	3.54 to 3.74	457,000,000	446,663,944
US Treasury Notes 3.875% 12/31/2029	3.57	225,000,000	222,626,952
US Treasury Notes 3.875% 8/15/2033	3.98 to 4.77	273,333,000	267,150,976
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.28	424,690,000	413,840,614
US Treasury Notes 3.875% 9/30/2029	4.15 to 4.16	200,000,000	197,992,188
US Treasury Notes 4% 1/31/2031	4.15 to 4.33	600,000,000	595,851,564
US Treasury Notes 4% 10/31/2029	3.86 to 4.15	280,700,000	279,471,938
US Treasury Notes 4% 2/15/2034	3.83 to 4.57	383,940,000	378,150,907
US Treasury Notes 4% 2/28/2030	3.40 to 4.39	2,307,000	2,295,195
US Treasury Notes 4% 6/30/2028	4.06 to 4.14	12,480,000	12,431,737
US Treasury Notes 4.125% 11/15/2032	3.48 to 3.53	221,500,000	221,188,516
US Treasury Notes 4.125% 3/31/2031	4.37 to 4.66	302,457,000	302,338,854
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	368,000,000	367,774,600
US Treasury Notes 4.25% 2/28/2029	4.14 to 4.30	16,242,000	16,327,017
US Treasury Notes 4.25% 3/15/2027	4.40 to 4.42	53,570,000	53,672,536
US Treasury Notes 4.25% 6/30/2031	4.20 to 4.45	353,100,000	355,472,391
US Treasury Notes 4.375% 11/30/2028	3.89 to 3.91	12,000,000	12,113,437
US Treasury Notes 4.375% 11/30/2030	3.85 to 4.28	205,750,000	208,442,432
US Treasury Notes 4.375% 5/15/2034	3.79 to 4.51	13,355,000	13,536,545
US Treasury Notes 4.5% 11/15/2033	3.83 to 4.15	511,765,000	523,499,613
US Treasury Notes 4.5% 5/31/2029	4.28	3,890,000	3,953,668
US Treasury Notes 4.625% 11/15/2026	4.44 to 4.46	57,610,000	58,060,078
US Treasury Notes 4.625% 2/28/2025	4.23	24,300,000	24,304,271
US Treasury Notes 4.625% 4/30/2029	4.44 to 4.72	14,100,000	14,391,363
US Treasury Notes 4.625% 6/15/2027	4.47 to 4.48	22,070,000	22,328,633
US Treasury Notes 4.625% 9/30/2028	4.85	882,000	897,504
US Treasury Notes 4.625% 9/30/2030	5.00	1,176,000	1,206,273
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.65	104,066,000	106,870,903
US Treasury Notes 4.875% 10/31/2030	4.44 to 4.56	275,000,000	285,742,188
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,817,156,122)			13,880,732,623

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (Aa)	4.64	1,106,921,155	1,107,142,540
Fidelity Securities Lending Cash Central Fund (Aa)(Ab)	4.64	160,355,673	160,371,708
TOTAL MONEY MARKET FUNDS (Cost $1,267,458,293)			1,267,514,248

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25	22,700,000	325,396
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	55,300,000	1,755,189
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	60,100,000	3,318,743
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	47,000,000	1,747,015
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	23,000,000	292,139
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	40,800,000	1,457,968
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	32,400,000	1,205,263
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	69,400,000	2,631,214
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.79% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	35,900,000	1,340,917
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	35,900,000	404,430
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	17,100,000	695,913
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	57,200,000	2,421,400
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	33,100,000	1,777,334
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	36,600,000	1,320,063

TOTAL PUT SWAPTIONS			20,692,984
Call Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25	22,700,000	421,226
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	55,300,000	2,643,539
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	60,100,000	796,315
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	47,000,000	1,999,361
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	23,000,000	465,175
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	40,800,000	1,655,344
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	32,400,000	1,368,082
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	69,400,000	2,868,794
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.79% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	35,900,000	1,513,215
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	35,900,000	806,112
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.53% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	17,100,000	617,732
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	57,200,000	1,987,480
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	33,100,000	469,655
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	36,600,000	1,606,460

TOTAL CALL SWAPTIONS			19,218,490
TOTAL PURCHASED SWAPTIONS (Cost $43,637,328)			39,911,474

TOTAL INVESTMENT IN SECURITIES - 113.7% (Cost $45,980,741,809)	44,481,284,333
NET OTHER ASSETS (LIABILITIES) - (13.7)% (y)	(5,376,482,324)
NET ASSETS - 100.0%	39,104,802,009

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2054	(107,350,000)	(88,261,828)
Ginnie Mae II Pool 3% 12/1/2054	(367,925,000)	(326,188,508)
Ginnie Mae II Pool 3.5% 12/1/2054	(301,025,000)	(275,179,174)
Ginnie Mae II Pool 5.5% 12/1/2054	(267,600,000)	(267,955,400)
Ginnie Mae II Pool 6% 12/1/2054	(544,850,000)	(550,553,926)
Ginnie Mae II Pool 6.5% 12/1/2054	(83,600,000)	(84,997,692)
Uniform Mortgage Backed Securities 2% 12/1/2039	(15,625,000)	(14,010,009)
Uniform Mortgage Backed Securities 2% 12/1/2054	(811,525,000)	(650,614,849)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(125,150,000)	(104,774,016)
Uniform Mortgage Backed Securities 3% 12/1/2054	(46,300,000)	(40,342,491)
Uniform Mortgage Backed Securities 3.5% 12/1/2054	(108,525,000)	(98,342,305)
Uniform Mortgage Backed Securities 4.5% 12/1/2054	(35,075,000)	(33,688,443)
Uniform Mortgage Backed Securities 5% 12/1/2039	(46,550,000)	(46,648,193)
Uniform Mortgage Backed Securities 5% 12/1/2054	(94,300,000)	(92,524,510)
Uniform Mortgage Backed Securities 5.5% 12/1/2054	(111,100,000)	(110,943,771)
Uniform Mortgage Backed Securities 6.5% 12/1/2054	(47,100,000)	(48,225,982)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(2,833,251,097)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,802,238,734)		(2,833,251,097)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	108	Dec 2024	7,978,717	(250,887)	(250,887)
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5,935	Mar 2025	659,897,813	8,986,658	8,986,658
CBOT 2-Year U.S. Treasury Note Contracts (United States)	3,512	Mar 2025	723,856,125	1,808,732	1,808,732
CBOT 5-Year U.S. Treasury Note Contracts (United States)	14,574	Mar 2025	1,568,185,172	12,833,986	12,833,986
CBOT Long Term U.S. Treasury Bond Contracts (United States)	862	Mar 2025	103,009,000	2,762,598	2,762,598
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	114	Mar 2025	13,086,844	247,381	247,381
TME 10 Year Canadian Note Contracts (Canada)	331	Mar 2025	29,122,231	625,701	625,701

TOTAL PURCHASED					27,014,169

Sold

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,970	Mar 2025	219,039,375	(1,856,819)	(1,856,819)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	45	Mar 2025	5,723,438	(220,334)	(220,334)
ICE Long Gilt Contracts (United Kingdom)	18	Mar 2025	2,196,274	(32,412)	(32,412)

TOTAL SOLD					(2,109,565)

TOTAL FUTURES CONTRACTS					24,904,604
The notional amount of futures purchased as a percentage of Net Assets is 8.0%
The notional amount of futures sold as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	1,980,922	CAD	2,665,000	BNP Paribas SA	12/05/24	77,264
USD	673,852	CAD	909,000	BNP Paribas SA	12/05/24	24,537
USD	235,481	CAD	320,000	BNP Paribas SA	12/05/24	6,899
USD	6,628,503	EUR	5,925,000	BNP Paribas SA	12/05/24	366,681
USD	2,777,908	EUR	2,542,000	BNP Paribas SA	12/05/24	91,401
USD	463,144	EUR	437,000	BNP Paribas SA	12/05/24	1,302
USD	3,617,982	EUR	3,425,000	BNP Paribas SA	12/05/24	(1,721)
USD	142,720	GBP	109,000	BNP Paribas SA	12/05/24	4,023
EUR	4,282,000	USD	4,756,396	Bank of America NA	12/05/24	(230,976)
GBP	601,000	USD	759,575	Bank of America NA	12/05/24	5,167
USD	211,279	AUD	314,000	Bank of America NA	12/05/24	6,469
USD	325,937	CAD	445,000	Bank of America NA	12/05/24	8,065
USD	1,771,639	EUR	1,675,000	Bank of America NA	12/05/24	1,419
USD	4,799,341	JPY	680,350,000	Bank of America NA	12/05/24	250,590
EUR	3,914,000	USD	4,272,777	Brown Brothers Harriman & Co	12/05/24	(136,276)
GBP	295,000	USD	383,109	Brown Brothers Harriman & Co	12/05/24	(7,736)
USD	233,216	CAD	323,000	Brown Brothers Harriman & Co	12/05/24	2,491
GBP	502,000	USD	646,363	Citibank NA	12/05/24	(7,593)
USD	458,910,292	EUR	409,397,000	Citibank NA	12/05/24	26,240,109
USD	644,802	EUR	582,000	Citibank NA	12/05/24	29,717
USD	1,119,400	EUR	1,063,000	Citibank NA	12/05/24	(4,029)
AUD	197,000	USD	127,754	JPMorgan Chase Bank NA	12/05/24	742
CAD	731,000	USD	525,160	JPMorgan Chase Bank NA	12/05/24	(2,993)
EUR	2,525,000	USD	2,745,104	JPMorgan Chase Bank NA	12/05/24	(76,564)
EUR	5,977,000	USD	6,326,108	JPMorgan Chase Bank NA	12/05/24	(9,331)
USD	237,924	CAD	333,000	JPMorgan Chase Bank NA	12/05/24	57
USD	849,239	EUR	772,000	JPMorgan Chase Bank NA	12/05/24	33,352
USD	268,663	EUR	248,000	JPMorgan Chase Bank NA	12/05/24	6,565
USD	638,555	EUR	594,000	JPMorgan Chase Bank NA	12/05/24	10,788
USD	1,151,005	EUR	1,090,000	JPMorgan Chase Bank NA	12/05/24	(959)
USD	153,887,966	GBP	114,877,000	Goldman Sachs Bank USA/New York NY	12/05/24	7,712,877
CAD	596,000	USD	432,242	Royal Bank of Canada	12/05/24	(6,508)
EUR	669,000	USD	707,593	Royal Bank of Canada	12/05/24	(562)
USD	186,344	AUD	269,000	Royal Bank of Canada	12/05/24	10,886
USD	3,606,436	JPY	558,400,000	Royal Bank of Canada	12/05/24	(126,970)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						34,279,183
Unrealized Appreciation						34,891,401
Unrealized Depreciation						(612,218)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	12,800,000	(266,494)	255,780	(10,714)
Heidelberg Materials AG 3.75% 5/31/2032		Dec 2029	BNP Paribas SA	(5%)	Quarterly	EUR	5,880,000	(1,319,066)	1,267,018	(52,048)
Generali 4.125% 5/4/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	5,300,000	20,108	(59,520)	(39,412)
AXA SA 8.6% 12/15/2030		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	7,950,000	(60,492)	52,402	(8,090)
Societe Generale SA 2.625% 2/27/2025		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	5,300,000	90,428	(147,733)	(57,305)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		510,000	78,896	(132,507)	(53,611)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		2,970,000	459,451	(847,562)	(388,111)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		4,910,000	759,564	(1,421,898)	(662,334)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		1,750,000	270,720	(415,043)	(144,323)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		2,230,000	344,975	(564,191)	(219,216)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		900,000	139,228	(172,576)	(33,348)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		400,000	45,839	(56,654)	(10,815)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		1,800,000	206,276	(230,785)	(24,509)
Intesa Sanpaolo SpA 6.184% 2/20/2034		Dec 2029	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	5,420,000	58,792	(124,878)	(66,086)
UniCredit SpA 5.375% 4/16/2034		Dec 2029	Goldman Sachs Bank USA/New York NY	(1%)	Quarterly	EUR	4,400,000	49,875	(104,743)	(54,868)
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Merrill Lynch Capital Services Inc	(0.5%)	Monthly		6,260,000	11,359	(103,174)	(91,815)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		1,280,000	198,013	(382,859)	(184,846)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		1,800,000	278,455	(502,409)	(223,954)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		1,340,000	207,294	(370,826)	(163,532)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		1,200,000	185,637	(313,314)	(127,677)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	JP Morgan Securities LLC	(3%)	Monthly		800,000	91,678	(104,517)	(12,839)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,380,000	368,180	(594,832)	(226,652)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,670,000	258,344	(395,494)	(137,150)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,670,000	258,344	(407,972)	(149,628)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,680,000	259,891	(412,441)	(152,550)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,990,000	307,848	(465,054)	(157,206)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,460,000	225,858	(332,035)	(106,177)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		900,000	139,228	(148,719)	(9,491)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,800,000	278,455	(299,680)	(21,225)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,500,000	171,897	(207,282)	(35,385)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		800,000	91,678	(113,308)	(21,630)
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,120,000	11,105	(65,043)	(53,938)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,400,000	216,576	(338,174)	(121,598)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		2,650,000	409,948	(637,728)	(227,780)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		2,200,000	340,334	(571,895)	(231,561)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,820,000	281,549	(513,904)	(232,355)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		500,000	77,349	(114,051)	(36,702)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,410,000	218,123	(310,972)	(92,849)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		3,610,000	558,457	(802,021)	(243,564)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,010,000	156,244	(274,365)	(118,121)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		1,600,000	183,357	(256,769)	(73,412)

TOTAL BUY PROTECTION								6,663,301	(11,741,728)	(5,078,427)
Sell Protection
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		12,380,000	(22,465)	285,547	263,082
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		11,800,000	(203,982)	292,282	88,300
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		31,700,000	(547,985)	790,222	242,237
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		29,340,000	(378,166)	587,118	208,952
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		19,400,000	(335,360)	395,294	59,934
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		4,800,000	(61,868)	75,177	13,309
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		10,400,000	(134,047)	131,839	(2,208)

TOTAL SELL PROTECTION								(1,683,873)	2,557,479	873,606
TOTAL CREDIT DEFAULT SWAPS								4,979,428	(9,184,249)	(4,204,821)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2026	183,056,000	3,101,169	0	3,101,169
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2029	75,016,000	2,417,667	0	2,417,667
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2027	464,094,000	10,864,676	0	10,864,676
3.75%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2028	26,508,000	79,798	0	79,798
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2031	73,633,000	2,927,791	0	2,927,791
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2044	79,679,000	4,474,698	0	4,474,698
3.5%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2054	4,262,000	(361,191)	0	(361,191)
TOTAL INTEREST RATE SWAPS							23,504,608	0	23,504,608

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,782,810,731 or 19.9% of net assets.

(e)	Level 3 security
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $4,213,483 and $4,128,882, respectively.

(l)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(m)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(n)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(o)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p)	Non-income producing
(q)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $1,652,911 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(r)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $589,618,975 or 1.5% of net assets.

(s)	Security or a portion of the security is on loan at period end.
(t)	Security is perpetual in nature with no stated maturity date.
(u)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $23,759,473.
(v)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,205,611.
(w)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $719,073.

(x)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $4,593,072.

(y)	Includes $532,400 of cash collateral to cover margin requirements for futures contracts.
(z)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(Aa)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Ab)	Investment made with cash collateral received from securities on loan.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,266,757,675	3,862,099,283	4,021,714,418	15,863,912	-	-	1,107,142,540	2.0%
Fidelity Securities Lending Cash Central Fund	65,292,563	3,346,159,316	3,251,080,171	565,060	-	-	160,371,708	0.6%
Total	1,332,050,238	7,208,258,599	7,272,794,589	16,428,972	-	-	1,267,514,248

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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